Shareholder Report		12 Months Ended
	Mar. 01, 2024	Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type		N-CSR
Amendment Flag		false
Registrant Name		GMO TRUST
Entity Central Index Key		0000772129
Entity Investment Company Type		N-1A
Document Period End Date		Feb. 28, 2025
C000179795
Shareholder Report [Line Items]
Fund Name		GMO Climate Change Fund
Class Name		Class III
Trading Symbol		GCCHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$69	0.77%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class III shares of GMO Climate Change Fund returned -21.12% (net) for the fiscal year ended February 28, 2025, as compared with 15.06% for the MSCI ACWI.

The Fund’s clean energy holdings, approximately half of the portfolio by weight, returned -38.1% for the year. This accounted for all the absolute drawdown in performance. Solar, biofuel, and battery companies fell significantly more than broader global markets. SolarEdge and LG Chem, a solar company and a battery company, respectively, were the two biggest individual detractors.

The Fund’s energy efficiency holdings also fell in absolute terms while the electric grid, agriculture, and water allocations added to absolute returns, but mostly trailed broad global equities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	MSCI ACWI
2017	$10,000	$10,000
2017	$10,245	$10,179
2017	$10,470	$10,404
2017	$10,570	$10,451
2017	$11,270	$10,743
2017	$11,420	$10,784
2017	$11,930	$10,993
2017	$12,235	$11,221
2017	$12,010	$11,438
2017	$12,468	$11,623
2018	$12,633	$12,278
2018	$12,328	$11,763
2018	$12,349	$11,502
2018	$12,463	$11,621
2018	$12,421	$11,635
2018	$11,872	$11,572
2018	$12,232	$11,921
2018	$11,909	$12,015
2018	$11,825	$12,067
2018	$11,052	$11,163
2018	$11,219	$11,326
2018	$10,497	$10,528
2019	$11,531	$11,360
2019	$11,685	$11,664
2019	$11,446	$11,810
2019	$11,770	$12,209
2019	$10,990	$11,485
2019	$11,897	$12,237
2019	$11,709	$12,273
2019	$11,194	$11,982
2019	$11,698	$12,234
2019	$11,969	$12,568
2019	$12,144	$12,875
2019	$13,274	$13,329
2020	$12,960	$13,181
2020	$12,347	$12,117
2020	$9,536	$10,481
2020	$10,762	$11,604
2020	$11,590	$12,108
2020	$12,027	$12,495
2020	$12,817	$13,156
2020	$14,176	$13,961
2020	$14,227	$13,511
2020	$14,334	$13,183
2020	$16,815	$14,808
2020	$18,965	$15,495
2021	$19,459	$15,425
2021	$20,229	$15,782
2021	$20,570	$16,204
2021	$20,635	$16,912
2021	$20,947	$17,167
2021	$21,376	$17,402
2021	$21,231	$17,521
2021	$21,419	$17,960
2021	$20,762	$17,218
2021	$23,203	$18,097
2021	$21,588	$17,661
2021	$21,135	$18,368
2022	$19,647	$17,466
2022	$20,818	$17,014
2022	$21,961	$17,383
2022	$19,103	$15,992
2022	$20,474	$16,010
2022	$17,388	$14,661
2022	$19,958	$15,685
2022	$19,951	$15,107
2022	$17,264	$13,661
2022	$18,404	$14,485
2022	$20,823	$15,609
2022	$18,970	$14,995
2023	$21,527	$16,069
2023	$20,418	$15,609
2023	$20,107	$16,090
2023	$19,521	$16,321
2023	$18,836	$16,147
2023	$20,143	$17,084
2023	$21,082	$17,709
2023	$18,539	$17,215
2023	$17,021	$16,503
2023	$14,598	$16,007
2023	$15,961	$17,484
2023	$17,674	$18,324
2024	$15,433	$18,431
2024	$15,690	$19,222
2024	$16,554	$19,815
2024	$15,611	$19,171
2024	$16,932	$19,950
2024	$15,040	$20,394
2024	$15,911	$20,723
2024	$16,011	$21,250
2024	$16,518	$21,743
2024	$15,126	$21,255
2024	$14,562	$22,050
2024	$13,145	$21,528
2025	$13,382	$22,251
2025	$12,377	$22,117

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	4/5/2017 (commencement of operations)
Class III	(21.12%)	0.05%	2.74%
MSCI ACWI	15.06%	12.79%	10.57%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The gross expense ratio of 0.82% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.77% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Apr. 05, 2017
AssetsNet		$ 520,198,544
Holdings Count | Holding		95
Advisory Fees Paid, Amount		$ 4,383,740
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$520,198,544
Number of Portfolio Holdings	95
Portfolio Turnover Rate	57%Footnote Reference*
Total Advisory Fees Paid, Net	$4,383,740
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	49.4
France	9.8
South Korea	6.8
Canada	6.5
Germany	3.9
Japan	3.5
Chile	3.1
Spain	2.7
Denmark	2.6
Mexico	2.4
Finland	2.4
Norway	1.9
United Kingdom	1.0
Other (each less than 1%)	4.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	29.0
Materials	23.4
Semiconductors & Semiconductor Equipment	13.4
Utilities	10.9
Food, Beverage & Tobacco	6.8
Energy	6.6
Automobiles & Components	5.0
Technology Hardware & Equipment	3.6
Other (each less than 1%)	1.3
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213399
Shareholder Report [Line Items]
Fund Name		GMO Climate Change Fund
Class Name		Class R6
Trading Symbol		GCCAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$69	0.77%

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class R6 shares of GMO Climate Change Fund returned -21.06% (net) for the fiscal year ended February 28, 2025, as compared with 15.06% for the MSCI ACWI.

The Fund’s clean energy holdings, approximately half of the portfolio by weight, returned -38.1% for the year. This accounted for all the absolute drawdown in performance. Solar, biofuel, and battery companies fell significantly more than broader global markets. SolarEdge and LG Chem, a solar company and a battery company, respectively, were the two biggest individual detractors.

The Fund’s energy efficiency holdings also fell in absolute terms while the electric grid, agriculture, and water allocations added to absolute returns, but mostly trailed broad global equities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI
2020	$10,000	$10,000
2020	$9,560	$9,686
2020	$9,108	$8,904
2020	$7,031	$7,702
2020	$7,939	$8,527
2020	$8,542	$8,897
2020	$8,864	$9,182
2020	$9,447	$9,667
2020	$10,446	$10,259
2020	$10,484	$9,928
2020	$10,563	$9,687
2020	$12,394	$10,881
2020	$13,981	$11,386
2021	$14,346	$11,334
2021	$14,910	$11,597
2021	$15,162	$11,907
2021	$15,210	$12,427
2021	$15,440	$12,615
2021	$15,753	$12,787
2021	$15,649	$12,875
2021	$15,788	$13,197
2021	$15,307	$12,652
2021	$17,100	$13,298
2021	$15,912	$12,978
2021	$15,576	$13,497
2022	$14,483	$12,834
2022	$15,343	$12,503
2022	$16,187	$12,773
2022	$14,081	$11,751
2022	$15,088	$11,765
2022	$12,820	$10,773
2022	$14,713	$11,525
2022	$14,708	$11,101
2022	$12,724	$10,038
2022	$13,565	$10,644
2022	$15,347	$11,470
2022	$13,981	$11,018
2023	$15,870	$11,808
2023	$15,051	$11,470
2023	$14,821	$11,823
2023	$14,388	$11,993
2023	$13,882	$11,865
2023	$14,847	$12,554
2023	$15,536	$13,013
2023	$13,663	$12,650
2023	$12,547	$12,126
2023	$10,757	$11,762
2023	$11,764	$12,847
2023	$13,028	$13,465
2024	$11,372	$13,543
2024	$11,562	$14,125
2024	$12,200	$14,560
2024	$11,504	$14,087
2024	$12,479	$14,660
2024	$11,082	$14,986
2024	$11,726	$15,228
2024	$11,805	$15,615
2024	$12,174	$15,977
2024	$11,151	$15,619
2024	$10,734	$16,203
2024	$9,689	$15,819
2025	$9,864	$16,350
2025	$9,127	$16,252

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	1/16/2020 (commencement of operations)
Class R6	(21.06%)	0.04%	(1.77%)
MSCI ACWI	15.06%	12.79%	9.95%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The gross expense ratio of 0.82% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.77% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jan. 16, 2020
AssetsNet		$ 520,198,544
Holdings Count | Holding		95
Advisory Fees Paid, Amount		$ 4,383,740
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$520,198,544
Number of Portfolio Holdings	95
Portfolio Turnover Rate	57%Footnote Reference*
Total Advisory Fees Paid, Net	$4,383,740
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	49.4
France	9.8
South Korea	6.8
Canada	6.5
Germany	3.9
Japan	3.5
Chile	3.1
Spain	2.7
Denmark	2.6
Mexico	2.4
Finland	2.4
Norway	1.9
United Kingdom	1.0
Other (each less than 1%)	4.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	29.0
Materials	23.4
Semiconductors & Semiconductor Equipment	13.4
Utilities	10.9
Food, Beverage & Tobacco	6.8
Energy	6.6
Automobiles & Components	5.0
Technology Hardware & Equipment	3.6
Other (each less than 1%)	1.3
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213398
Shareholder Report [Line Items]
Fund Name		GMO Climate Change Fund
Class Name		Class I
Trading Symbol		GCCLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Climate Change Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.87%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.87%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class I shares of GMO Climate Change Fund returned -21.18% (net) for the fiscal year ended February 28, 2025, as compared with 15.06% for the MSCI ACWI.

The Fund’s clean energy holdings, approximately half of the portfolio by weight, returned -38.1% for the year. This accounted for all the absolute drawdown in performance. Solar, biofuel, and battery companies fell significantly more than broader global markets. SolarEdge and LG Chem, a solar company and a battery company, respectively, were the two biggest individual detractors.

The Fund’s energy efficiency holdings also fell in absolute terms while the electric grid, agriculture, and water allocations added to absolute returns, but mostly trailed broad global equities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	MSCI ACWI
2020	$10,000	$10,000
2020	$9,568	$9,449
2020	$7,386	$8,173
2020	$8,335	$9,049
2020	$8,977	$9,442
2020	$9,315	$9,744
2020	$9,927	$10,259
2020	$10,977	$10,887
2020	$11,016	$10,536
2020	$11,099	$10,280
2020	$13,018	$11,547
2020	$14,683	$12,083
2021	$15,066	$12,028
2021	$15,659	$12,307
2021	$15,924	$12,636
2021	$15,970	$13,188
2021	$16,211	$13,387
2021	$16,540	$13,570
2021	$16,429	$13,663
2021	$16,569	$14,005
2021	$16,065	$13,427
2021	$17,948	$14,112
2021	$16,696	$13,772
2021	$16,345	$14,323
2022	$15,197	$13,620
2022	$16,100	$13,268
2022	$16,980	$13,555
2022	$14,770	$12,470
2022	$15,827	$12,485
2022	$13,441	$11,432
2022	$15,429	$12,231
2022	$15,424	$11,781
2022	$13,342	$10,653
2022	$14,225	$11,296
2022	$16,089	$12,172
2022	$14,656	$11,693
2023	$16,631	$12,531
2023	$15,772	$12,172
2023	$15,532	$12,547
2023	$15,078	$12,727
2023	$14,547	$12,591
2023	$15,554	$13,322
2023	$16,276	$13,810
2023	$14,312	$13,424
2023	$13,141	$12,869
2023	$11,270	$12,482
2023	$12,320	$13,634
2023	$13,639	$14,289
2024	$11,907	$14,373
2024	$12,105	$14,989
2024	$12,773	$15,452
2024	$12,045	$14,950
2024	$13,060	$15,557
2024	$11,603	$15,904
2024	$12,271	$16,160
2024	$12,348	$16,571
2024	$12,740	$16,955
2024	$11,664	$16,575
2024	$11,234	$17,195
2024	$10,135	$16,788
2025	$10,318	$17,351
2025	$9,541	$17,247

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	2/25/2020 (commencement of operations)
Class I	(21.18%)	(0.06%)	(0.93%)
MSCI ACWI	15.06%	12.79%	11.49%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability thereunder.

The gross expense ratio of 0.91% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.87% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Feb. 25, 2020
AssetsNet		$ 520,198,544
Holdings Count | Holding		95
Advisory Fees Paid, Amount		$ 4,383,740
InvestmentCompanyPortfolioTurnover		57.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$520,198,544
Number of Portfolio Holdings	95
Portfolio Turnover Rate	57%Footnote Reference*
Total Advisory Fees Paid, Net	$4,383,740
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 104%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	49.4
France	9.8
South Korea	6.8
Canada	6.5
Germany	3.9
Japan	3.5
Chile	3.1
Spain	2.7
Denmark	2.6
Mexico	2.4
Finland	2.4
Norway	1.9
United Kingdom	1.0
Other (each less than 1%)	4.0
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Capital Goods	29.0
Materials	23.4
Semiconductors & Semiconductor Equipment	13.4
Utilities	10.9
Food, Beverage & Tobacco	6.8
Energy	6.6
Automobiles & Components	5.0
Technology Hardware & Equipment	3.6
Other (each less than 1%)	1.3
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000228647
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets ex-China Fund
Class Name		Class III
Trading Symbol		GMAUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$79	0.81%

Expenses Paid, Amount		$ 79
Expense Ratio, Percent		0.81%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Emerging Markets ex-China Fund returned -3.91% (net) for the fiscal year ended February 28, 2025, as compared with +0.75% for the MSCI Emerging Markets ex-China Index.

Sector allocation was the largest detractor relative to the benchmark for the period, including overweight positioning toward Energy. Stock selection within Financials also detracted, primarily from overweight positioning toward Mexican and Indonesian Financials.

Decisions which added to benchmark relative performance included stock selection in Industrials and Materials. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	MSCI Emerging Markets ex-China Index
2021	$50,000,000	$50,000,000
2021	$50,000,000	$50,000,000
2021	$50,228,144	$49,797,609
2022	$48,768,609	$49,107,537
2022	$41,898,727	$47,850,583
2022	$39,508,109	$48,053,601
2022	$36,815,518	$45,074,320
2022	$37,419,464	$45,126,486
2022	$32,663,392	$39,442,698
2022	$33,868,674	$41,337,467
2022	$33,615,166	$41,545,815
2022	$29,939,299	$37,238,442
2022	$31,536,400	$38,409,592
2022	$35,567,178	$42,004,173
2022	$33,936,906	$40,208,998
2023	$36,760,583	$42,638,257
2023	$35,177,213	$40,709,095
2023	$35,731,392	$41,654,618
2023	$35,916,119	$41,995,978
2023	$35,995,287	$42,587,623
2023	$37,393,931	$44,173,892
2023	$39,499,023	$46,089,446
2023	$37,493,318	$43,821,000
2023	$37,279,376	$42,700,846
2023	$36,423,608	$41,110,665
2023	$40,033,878	$45,362,200
2023	$43,119,637	$48,263,273
2024	$42,668,123	$47,062,704
2024	$43,655,811	$48,734,828
2024	$44,135,545	$50,033,327
2024	$43,684,030	$49,386,963
2024	$44,339,600	$49,335,517
2024	$45,168,012	$52,327,708
2024	$45,668,142	$52,767,215
2024	$46,918,467	$53,724,441
2024	$47,262,307	$54,399,548
2024	$44,980,463	$52,289,508
2024	$44,511,591	$50,580,141
2024	$43,211,860	$49,981,842
2025	$43,805,837	$51,042,234
2025	$41,949,658	$49,102,534

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	11/17/2021 (commencement of operations)
Class III	(3.91%)	(5.21%)
MSCI Emerging Markets ex-China Index	0.75%	(0.55%)

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.91% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.80% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Nov. 17, 2021
AssetsNet		$ 70,337,441
Holdings Count | Holding		250
Advisory Fees Paid, Amount		$ 591,522
InvestmentCompanyPortfolioTurnover		86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$70,337,441
Number of Portfolio Holdings	250
Portfolio Turnover Rate	86%Footnote Reference*
Total Advisory Fees Paid, Net	$591,522
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 103%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	30.1
India	16.7
South Korea	15.4
Brazil	12.6
Indonesia	5.9
Thailand	5.0
Hungary	4.6
Mexico	3.3
United Arab Emirates	2.3
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	17.5
Semiconductors & Semiconductor Equipment	16.4
Energy	7.9
Technology Hardware & Equipment	7.3
Transportation	7.1
Food, Beverage & Tobacco	6.6
Utilities	6.2
Automobiles & Components	5.7
Pharmaceuticals, Biotechnology & Life Sciences	5.7
Financial Services	4.3
Materials	3.7
Capital Goods	2.9
Consumer Durables & Apparel	2.2
Consumer Discretionary Distribution & Retail	1.6
Real Estate Management & Development	1.4
Software & Services	1.1
Other (each less than 1%)	2.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000228643
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets ex-China Fund
Class Name		Class VI
Trading Symbol		GMAQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Emerging Markets ex-China Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$67	0.68%

Expenses Paid, Amount		$ 67
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Emerging Markets ex-China Fund returned -3.66% (net) for the fiscal year ended February 28, 2025, as compared with +0.75% for the MSCI Emerging Markets ex-China Index.

Sector allocation was the largest detractor relative to the benchmark for the period, including overweight positioning toward Energy. Stock selection within Financials also detracted, primarily from overweight positioning toward Mexican and Indonesian Financials.

Decisions which added to benchmark relative performance included stock selection in Industrials and Materials. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	MSCI Emerging Markets ex-China Index
2021	$300,000,000	$300,000,000
2021	$297,750,000	$295,663,532
2021	$286,050,000	$286,594,293
2021	$301,391,477	$299,402,582
2022	$292,633,609	$295,253,600
2022	$251,562,225	$287,696,302
2022	$237,217,440	$288,916,927
2022	$220,909,685	$271,004,335
2022	$224,684,628	$271,317,977
2022	$196,146,057	$237,144,834
2022	$203,420,044	$248,536,920
2022	$201,898,578	$249,789,590
2022	$179,837,317	$223,891,986
2022	$189,422,554	$230,933,399
2022	$213,766,015	$252,545,414
2022	$203,771,859	$241,752,126
2023	$220,884,892	$256,357,776
2023	$211,377,651	$244,758,901
2023	$214,705,185	$250,443,756
2023	$215,814,363	$252,496,142
2023	$216,289,725	$256,053,345
2023	$224,687,788	$265,590,608
2023	$237,410,445	$277,107,662
2023	$225,523,860	$263,468,887
2023	$224,238,824	$256,734,084
2023	$219,098,679	$247,173,300
2023	$240,783,665	$272,735,177
2023	$259,358,916	$290,177,556
2024	$256,644,892	$282,959,270
2024	$262,581,819	$293,012,732
2024	$265,635,096	$300,819,812
2024	$262,921,072	$296,933,619
2024	$266,887,284	$296,624,303
2024	$271,866,600	$314,614,518
2024	$275,060,609	$317,257,008
2024	$282,575,927	$323,012,222
2024	$284,642,639	$327,071,225
2024	$270,927,185	$314,384,846
2024	$268,108,941	$304,107,468
2024	$260,338,882	$300,510,260
2025	$263,911,285	$306,885,748
2025	$252,970,800	$295,223,523

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	10/18/2021 (commencement of operations)
Class VI	(3.66%)	(4.94%)
MSCI Emerging Markets ex-China Index	0.75%	(0.48%)

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.82% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.67% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Oct. 18, 2021
AssetsNet		$ 70,337,441
Holdings Count | Holding		250
Advisory Fees Paid, Amount		$ 591,522
InvestmentCompanyPortfolioTurnover		86.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$70,337,441
Number of Portfolio Holdings	250
Portfolio Turnover Rate	86%Footnote Reference*
Total Advisory Fees Paid, Net	$591,522
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 103%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Taiwan	30.1
India	16.7
South Korea	15.4
Brazil	12.6
Indonesia	5.9
Thailand	5.0
Hungary	4.6
Mexico	3.3
United Arab Emirates	2.3
Other (each less than 1%)	4.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Banks	17.5
Semiconductors & Semiconductor Equipment	16.4
Energy	7.9
Technology Hardware & Equipment	7.3
Transportation	7.1
Food, Beverage & Tobacco	6.6
Utilities	6.2
Automobiles & Components	5.7
Pharmaceuticals, Biotechnology & Life Sciences	5.7
Financial Services	4.3
Materials	3.7
Capital Goods	2.9
Consumer Durables & Apparel	2.2
Consumer Discretionary Distribution & Retail	1.6
Real Estate Management & Development	1.4
Software & Services	1.1
Other (each less than 1%)	2.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000013268
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets Fund
Class Name		Class II
Trading Symbol		GMEMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class II	$104	1.03%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class II shares of GMO Emerging Markets Fund returned +2.89% (net) for the fiscal year ended February 28, 2025, as compared with +10.07% for the MSCI Emerging Markets Index.

China was the largest detractor from a mix of underweight country allocation and stock selection, including underweight positioning toward Consumer Discretionary, Communication Services, and Information Technology. Sector allocation was also a challenge, including overweight positioning toward Energy.

Decisions which added to benchmark relative performance included stock selection in Industrials and Consumer Staples. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class II	MSCI Emerging Markets Index
2015	$10,000	$10,000
2015	$9,705	$9,858
2015	$10,512	$10,616
2015	$10,069	$10,191
2015	$9,813	$9,926
2015	$9,105	$9,238
2015	$8,246	$8,403
2015	$8,118	$8,150
2015	$8,690	$8,731
2015	$8,365	$8,391
2015	$8,100	$8,204
2016	$7,744	$7,671
2016	$7,724	$7,659
2016	$8,832	$8,672
2016	$8,893	$8,719
2016	$8,700	$8,394
2016	$9,055	$8,730
2016	$9,560	$9,169
2016	$9,794	$9,397
2016	$9,882	$9,518
2016	$9,817	$9,540
2016	$9,410	$9,101
2016	$9,423	$9,121
2017	$9,991	$9,620
2017	$10,386	$9,915
2017	$10,698	$10,165
2017	$10,861	$10,388
2017	$11,131	$10,695
2017	$11,249	$10,802
2017	$11,742	$11,446
2017	$11,912	$11,702
2017	$11,652	$11,655
2017	$12,093	$12,064
2017	$12,079	$12,088
2017	$12,435	$12,522
2018	$13,516	$13,566
2018	$12,947	$12,940
2018	$12,812	$12,682
2018	$12,279	$12,643
2018	$11,998	$12,195
2018	$11,529	$11,688
2018	$11,916	$11,945
2018	$11,503	$11,622
2018	$11,681	$11,561
2018	$10,788	$10,554
2018	$11,204	$10,989
2018	$10,835	$10,696
2019	$11,904	$11,634
2019	$11,838	$11,660
2019	$11,922	$11,758
2019	$12,128	$12,006
2019	$11,511	$11,135
2019	$12,253	$11,830
2019	$12,164	$11,685
2019	$11,462	$11,115
2019	$11,824	$11,327
2019	$12,256	$11,805
2019	$12,297	$11,789
2019	$13,228	$12,668
2020	$12,352	$12,078
2020	$11,825	$11,441
2020	$10,017	$9,679
2020	$10,890	$10,565
2020	$11,102	$10,646
2020	$11,606	$11,429
2020	$12,363	$12,450
2020	$12,433	$12,725
2020	$12,093	$12,521
2020	$12,143	$12,779
2020	$13,213	$13,961
2020	$13,951	$14,987
2021	$14,374	$15,447
2021	$14,650	$15,565
2021	$14,781	$15,330
2021	$14,917	$15,712
2021	$15,352	$15,892
2021	$15,145	$16,104
2021	$14,526	$15,020
2021	$14,886	$15,413
2021	$14,285	$14,801
2021	$14,438	$14,947
2021	$13,729	$14,337
2021	$14,227	$14,607
2022	$14,014	$14,330
2022	$12,433	$13,902
2022	$11,461	$13,588
2022	$10,802	$12,832
2022	$10,973	$12,888
2022	$10,273	$12,032
2022	$10,109	$12,002
2022	$10,033	$12,053
2022	$8,875	$10,640
2022	$8,824	$10,309
2022	$10,118	$11,838
2022	$9,728	$11,672
2023	$10,588	$12,593
2023	$9,850	$11,777
2023	$10,025	$12,134
2023	$10,057	$11,996
2023	$9,796	$11,795
2023	$10,129	$12,242
2023	$10,789	$13,005
2023	$10,142	$12,203
2023	$10,119	$11,884
2023	$9,896	$11,423
2023	$10,769	$12,337
2023	$11,442	$12,819
2024	$11,199	$12,224
2024	$11,579	$12,805
2024	$11,656	$13,087
2024	$11,783	$13,181
2024	$12,055	$13,256
2024	$12,109	$13,779
2024	$12,076	$13,820
2024	$12,298	$14,043
2024	$12,752	$14,980
2024	$12,204	$14,314
2024	$12,002	$13,800
2024	$11,816	$13,781
2025	$12,000	$14,027
2025	$11,913	$14,095

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class II	2.89%	0.15%	1.77%
MSCI Emerging Markets Index	10.07%	4.26%	3.49%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.07% for Class II is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.97% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 370,622,296
Holdings Count | Holding		257
Advisory Fees Paid, Amount		$ 2,597,674
InvestmentCompanyPortfolioTurnover		118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$370,622,296
Number of Portfolio Holdings	257
Portfolio Turnover Rate	118%Footnote Reference*
Total Advisory Fees Paid, Net	$2,597,674
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 141%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

China	27.2
Taiwan	21.6
South Korea	10.7
Brazil	9.8
India	9.5
Thailand	4.7
Indonesia	4.3
Hungary	4.3
United States	3.5
Mexico	1.6
United Arab Emirates	1.2
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Banks	14.6
Semiconductors & Semiconductor Equipment	11.5
Consumer Discretionary Distribution & Retail	8.5
Automobiles & Components	7.4
Transportation	7.4
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Energy	6.1
Media & Entertainment	5.7
Utilities	5.2
Technology Hardware & Equipment	5.0
Food, Beverage & Tobacco	4.9
Capital Goods	4.1
Materials	3.0
Financial Services	2.8
Insurance	2.7
Consumer Durables & Apparel	2.4
Real Estate Management & Development	1.1
Other (each less than 1%)	1.5
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000013269
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets Fund
Class Name		Class III
Trading Symbol		GMOEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$98	0.97%

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.97%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Emerging Markets Fund returned +2.94% (net) for the fiscal year ended February 28, 2025, as compared with +10.07% for the MSCI Emerging Markets Index.

China was the largest detractor from a mix of underweight country allocation and stock selection, including underweight positioning toward Consumer Discretionary, Communication Services, and Information Technology. Sector allocation was also a challenge, including overweight positioning toward Energy.

Decisions which added to benchmark relative performance included stock selection in Industrials and Consumer Staples. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	MSCI Emerging Markets Index
2015	$50,000,000	$50,000,000
2015	$48,527,969	$49,288,975
2015	$52,551,521	$53,080,043
2015	$50,343,474	$50,954,379
2015	$49,067,713	$49,631,014
2015	$45,558,417	$46,190,648
2015	$41,228,891	$42,012,849
2015	$40,589,302	$40,748,943
2015	$43,492,052	$43,655,722
2015	$41,868,480	$41,952,813
2015	$40,525,164	$41,017,617
2016	$38,699,250	$38,356,633
2016	$38,597,810	$38,293,872
2016	$44,227,714	$43,361,203
2016	$44,481,313	$43,596,865
2016	$43,517,636	$41,970,612
2016	$45,343,551	$43,648,059
2016	$47,816,784	$45,844,506
2016	$49,001,624	$46,983,841
2016	$49,458,634	$47,587,985
2016	$49,120,108	$47,701,452
2016	$47,088,953	$45,505,709
2016	$47,154,338	$45,606,194
2017	$50,008,507	$48,101,902
2017	$51,980,479	$49,574,392
2017	$53,554,596	$50,825,819
2017	$54,367,602	$51,938,568
2017	$55,716,846	$53,474,099
2017	$56,304,978	$54,012,400
2017	$58,781,545	$57,232,053
2017	$59,632,193	$58,508,636
2017	$58,330,180	$58,275,993
2017	$60,552,282	$60,318,904
2017	$60,482,841	$60,439,987
2017	$62,266,212	$62,609,610
2018	$67,681,437	$67,827,857
2018	$64,822,909	$64,699,682
2018	$64,165,980	$63,409,690
2018	$61,502,754	$63,215,769
2018	$60,082,367	$60,975,779
2018	$57,738,729	$58,442,420
2018	$59,699,533	$59,726,240
2018	$57,618,852	$58,111,292
2018	$58,508,032	$57,802,876
2018	$54,026,566	$52,769,252
2018	$56,142,814	$54,943,858
2018	$54,281,520	$53,482,248
2019	$59,621,588	$58,171,632
2019	$59,309,626	$58,302,418
2019	$59,731,693	$58,791,739
2019	$60,759,335	$60,029,413
2019	$57,676,409	$55,673,595
2019	$61,401,611	$59,148,248
2019	$60,965,701	$58,424,986
2019	$57,460,865	$55,576,373
2019	$59,250,176	$56,637,314
2019	$61,426,864	$59,025,531
2019	$61,629,775	$58,944,314
2019	$66,297,666	$63,341,874
2020	$61,916,255	$60,389,213
2020	$59,264,348	$57,204,700
2020	$50,213,276	$48,393,871
2020	$54,594,687	$52,825,484
2020	$55,651,606	$53,231,223
2020	$58,188,212	$57,144,199
2020	$61,993,311	$62,250,709
2020	$62,340,937	$63,626,735
2020	$60,641,432	$62,606,206
2020	$60,892,495	$63,896,080
2020	$66,261,386	$69,805,667
2020	$69,966,001	$74,937,324
2021	$72,101,910	$77,234,736
2021	$73,479,272	$77,825,480
2021	$74,138,011	$76,650,112
2021	$74,836,673	$78,558,528
2021	$77,012,506	$79,459,157
2021	$75,974,494	$80,518,854
2021	$72,873,751	$75,100,060
2021	$74,675,080	$77,065,824
2021	$71,672,865	$74,003,174
2021	$72,433,426	$74,733,054
2021	$68,890,813	$71,687,440
2021	$71,387,758	$73,032,549
2022	$70,323,826	$71,650,117
2022	$62,396,489	$69,508,480
2022	$57,514,918	$67,938,583
2022	$54,218,814	$64,159,408
2022	$55,074,132	$64,441,893
2022	$51,569,415	$60,159,757
2022	$50,744,063	$60,011,970
2022	$50,362,210	$60,262,502
2022	$44,549,554	$53,197,797
2022	$44,294,985	$51,546,094
2022	$50,786,491	$59,191,291
2022	$48,832,332	$58,359,321
2023	$53,156,967	$62,967,456
2023	$49,463,008	$58,884,497
2023	$50,318,926	$60,667,946
2023	$50,499,119	$59,980,414
2023	$49,192,719	$58,972,970
2023	$50,859,505	$61,212,163
2023	$54,172,534	$65,022,706
2023	$50,927,590	$61,017,292
2023	$50,837,453	$59,421,556
2023	$49,696,314	$57,112,741
2023	$54,087,532	$61,683,479
2023	$57,461,820	$64,094,946
2024	$56,284,225	$61,118,785
2024	$58,182,796	$64,026,351
2024	$58,567,317	$65,434,454
2024	$59,216,196	$65,906,469
2024	$60,586,051	$66,278,724
2024	$60,874,442	$68,892,995
2024	$60,710,475	$69,098,023
2024	$61,832,034	$70,213,641
2024	$64,099,534	$74,902,160
2024	$61,344,400	$71,571,019
2024	$60,344,749	$68,999,457
2024	$59,414,727	$68,904,704
2025	$60,350,591	$70,136,046
2025	$59,895,306	$70,475,832

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III	2.94%	0.21%	1.82%
MSCI Emerging Markets Index	10.07%	4.26%	3.49%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.99% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.92% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 370,622,296
Holdings Count | Holding		257
Advisory Fees Paid, Amount		$ 2,597,674
InvestmentCompanyPortfolioTurnover		118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$370,622,296
Number of Portfolio Holdings	257
Portfolio Turnover Rate	118%Footnote Reference*
Total Advisory Fees Paid, Net	$2,597,674
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 141%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

China	27.2
Taiwan	21.6
South Korea	10.7
Brazil	9.8
India	9.5
Thailand	4.7
Indonesia	4.3
Hungary	4.3
United States	3.5
Mexico	1.6
United Arab Emirates	1.2
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Banks	14.6
Semiconductors & Semiconductor Equipment	11.5
Consumer Discretionary Distribution & Retail	8.5
Automobiles & Components	7.4
Transportation	7.4
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Energy	6.1
Media & Entertainment	5.7
Utilities	5.2
Technology Hardware & Equipment	5.0
Food, Beverage & Tobacco	4.9
Capital Goods	4.1
Materials	3.0
Financial Services	2.8
Insurance	2.7
Consumer Durables & Apparel	2.4
Real Estate Management & Development	1.1
Other (each less than 1%)	1.5
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000013272
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets Fund
Class Name		Class VI
Trading Symbol		GEMMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$86	0.85%

Expenses Paid, Amount		$ 86
Expense Ratio, Percent		0.85%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Emerging Markets Fund returned +3.07% (net) for the fiscal year ended February 28, 2025, as compared with +10.07% for the MSCI Emerging Markets Index.

China was the largest detractor from a mix of underweight country allocation and stock selection, including underweight positioning toward Consumer Discretionary, Communication Services, and Information Technology. Sector allocation was also a challenge, including overweight positioning toward Energy.

Decisions which added to benchmark relative performance included stock selection in Industrials and Consumer Staples. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	MSCI Emerging Markets Index
2015	$300,000,000	$300,000,000
2015	$291,089,109	$295,733,851
2015	$315,445,545	$318,480,259
2015	$302,079,208	$305,726,271
2015	$294,653,465	$297,786,084
2015	$273,559,676	$277,143,889
2015	$247,634,085	$252,077,092
2015	$243,760,147	$244,493,657
2015	$261,043,873	$261,934,331
2015	$251,508,024	$251,716,880
2015	$243,262,395	$246,105,702
2016	$232,498,572	$230,139,801
2016	$231,883,496	$229,763,233
2016	$265,712,654	$260,167,218
2016	$267,250,343	$261,581,188
2016	$261,407,125	$251,823,670
2016	$272,478,485	$261,888,354
2016	$287,464,027	$275,067,037
2016	$294,650,628	$281,903,046
2016	$297,319,936	$285,527,910
2016	$295,369,288	$286,208,714
2016	$283,152,066	$273,034,254
2016	$283,562,422	$273,637,161
2017	$300,786,214	$288,611,414
2017	$312,653,826	$297,446,354
2017	$322,105,907	$304,954,913
2017	$327,041,994	$311,631,408
2017	$335,233,797	$320,844,595
2017	$338,804,583	$324,074,399
2017	$353,705,640	$343,392,318
2017	$358,980,105	$351,051,818
2017	$351,173,897	$349,655,960
2017	$364,465,549	$361,913,423
2017	$364,149,081	$362,639,921
2017	$374,939,643	$375,657,661
2018	$407,660,470	$406,967,140
2018	$390,490,135	$388,198,095
2018	$386,494,523	$380,458,137
2018	$370,404,083	$379,294,615
2018	$361,980,900	$365,854,674
2018	$347,834,272	$350,654,519
2018	$359,683,654	$358,357,439
2018	$347,239,725	$348,667,753
2018	$352,650,129	$346,817,256
2018	$325,706,317	$316,615,512
2018	$338,366,662	$329,663,151
2018	$327,195,233	$320,893,486
2019	$359,501,151	$349,029,793
2019	$357,712,588	$349,814,509
2019	$360,171,863	$352,750,435
2019	$366,543,618	$360,176,481
2019	$347,875,492	$334,041,573
2019	$370,344,314	$354,889,490
2019	$367,879,447	$350,549,913
2019	$346,742,119	$333,458,240
2019	$357,648,081	$339,823,886
2019	$370,802,694	$354,153,185
2019	$372,039,452	$353,665,886
2019	$400,224,749	$380,051,242
2020	$373,840,169	$362,335,280
2020	$357,892,157	$343,228,199
2020	$303,246,762	$290,363,228
2020	$329,748,606	$316,952,902
2020	$336,198,170	$319,387,339
2020	$351,559,858	$342,865,192
2020	$374,475,366	$373,504,256
2020	$376,597,708	$381,760,412
2020	$366,457,632	$375,637,237
2020	$367,990,434	$383,376,481
2020	$400,533,004	$418,834,002
2020	$422,846,127	$449,623,941
2021	$435,899,945	$463,408,417
2021	$444,195,830	$466,952,882
2021	$448,343,772	$459,900,675
2021	$452,491,715	$471,351,170
2021	$465,789,530	$476,754,941
2021	$459,567,617	$483,113,121
2021	$440,740,386	$450,600,358
2021	$451,755,836	$462,394,944
2021	$433,641,540	$444,019,042
2021	$438,292,508	$448,398,324
2021	$416,873,578	$430,124,642
2021	$431,965,865	$438,195,295
2022	$425,705,490	$429,900,700
2022	$377,666,695	$417,050,881
2022	$348,153,500	$407,631,500
2022	$328,222,510	$384,956,449
2022	$333,588,546	$386,651,357
2022	$312,252,166	$360,958,543
2022	$307,286,340	$360,071,820
2022	$305,075,647	$361,575,013
2022	$269,834,599	$319,186,784
2022	$268,404,150	$309,276,566
2022	$307,806,503	$355,147,746
2022	$295,901,101	$350,155,925
2023	$322,184,976	$377,804,738
2023	$299,774,514	$353,306,984
2023	$305,031,289	$364,007,674
2023	$306,137,979	$359,882,487
2023	$298,252,816	$353,837,821
2023	$308,489,694	$367,272,977
2023	$328,572,577	$390,136,234
2023	$308,824,609	$366,103,749
2023	$308,404,440	$356,529,337
2023	$301,572,483	$342,676,446
2023	$328,160,218	$370,100,875
2023	$348,688,984	$384,569,676
2024	$341,499,520	$366,712,707
2024	$353,032,618	$384,158,107
2024	$355,429,106	$392,606,725
2024	$359,323,399	$395,438,815
2024	$367,711,106	$397,672,341
2024	$369,508,472	$413,357,972
2024	$368,541,239	$414,588,138
2024	$375,385,793	$421,281,843
2024	$389,227,004	$449,412,963
2024	$372,495,870	$429,426,115
2024	$366,411,822	$413,996,740
2024	$360,711,139	$413,428,226
2025	$366,557,093	$420,816,275
2025	$363,871,114	$422,854,989

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class VI	3.07%	0.33%	1.95%
MSCI Emerging Markets Index	10.07%	4.26%	3.49%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.90% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.79% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 370,622,296
Holdings Count | Holding		257
Advisory Fees Paid, Amount		$ 2,597,674
InvestmentCompanyPortfolioTurnover		118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$370,622,296
Number of Portfolio Holdings	257
Portfolio Turnover Rate	118%Footnote Reference*
Total Advisory Fees Paid, Net	$2,597,674
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 141%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

China	27.2
Taiwan	21.6
South Korea	10.7
Brazil	9.8
India	9.5
Thailand	4.7
Indonesia	4.3
Hungary	4.3
United States	3.5
Mexico	1.6
United Arab Emirates	1.2
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Banks	14.6
Semiconductors & Semiconductor Equipment	11.5
Consumer Discretionary Distribution & Retail	8.5
Automobiles & Components	7.4
Transportation	7.4
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Energy	6.1
Media & Entertainment	5.7
Utilities	5.2
Technology Hardware & Equipment	5.0
Food, Beverage & Tobacco	4.9
Capital Goods	4.1
Materials	3.0
Financial Services	2.8
Insurance	2.7
Consumer Durables & Apparel	2.4
Real Estate Management & Development	1.1
Other (each less than 1%)	1.5
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213362
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets Fund
Class Name		Class R6
Trading Symbol		GEMNX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$104	1.03%

Expenses Paid, Amount		$ 104
Expense Ratio, Percent		1.03%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO Emerging Markets Fund returned +2.91% (net) for the fiscal year ended February 28, 2025, as compared with +10.07% for the MSCI Emerging Markets Index.

China was the largest detractor from a mix of underweight country allocation and stock selection, including underweight positioning toward Consumer Discretionary, Communication Services, and Information Technology. Sector allocation was also a challenge, including overweight positioning toward Energy.

Decisions which added to benchmark relative performance included stock selection in Industrials and Consumer Staples. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class R6	MSCI Emerging Markets Index
2020	$10,000	$10,000
2020	$10,871	$10,916
2020	$11,083	$11,000
2020	$11,585	$11,808
2020	$12,341	$12,863
2020	$12,410	$13,148
2020	$12,075	$12,937
2020	$12,121	$13,203
2020	$13,190	$14,424
2020	$13,926	$15,485
2021	$14,353	$15,960
2021	$14,624	$16,082
2021	$14,756	$15,839
2021	$14,892	$16,233
2021	$15,326	$16,419
2021	$15,119	$16,638
2021	$14,501	$15,519
2021	$14,861	$15,925
2021	$14,261	$15,292
2021	$14,409	$15,443
2021	$13,705	$14,813
2021	$14,200	$15,091
2022	$13,992	$14,806
2022	$12,412	$14,363
2022	$11,441	$14,039
2022	$10,782	$13,258
2022	$10,957	$13,316
2022	$10,257	$12,431
2022	$10,090	$12,401
2022	$10,018	$12,453
2022	$8,857	$10,993
2022	$8,806	$10,651
2022	$10,103	$12,231
2022	$9,709	$12,059
2023	$10,573	$13,011
2023	$9,835	$12,168
2023	$10,006	$12,536
2023	$10,038	$12,394
2023	$9,781	$12,186
2023	$10,114	$12,649
2023	$10,771	$13,436
2023	$10,125	$12,608
2023	$10,107	$12,279
2023	$9,880	$11,802
2023	$10,752	$12,746
2023	$11,424	$13,244
2024	$11,181	$12,629
2024	$11,560	$13,230
2024	$11,638	$13,521
2024	$11,764	$13,619
2024	$12,036	$13,696
2024	$12,089	$14,236
2024	$12,057	$14,278
2024	$12,279	$14,509
2024	$12,727	$15,478
2024	$12,185	$14,789
2024	$11,983	$14,258
2024	$11,794	$14,238
2025	$11,983	$14,493
2025	$11,896	$14,563

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	3/31/2020 (commencement of operations)
Class R6	2.91%	3.60%
MSCI Emerging Markets Index	10.07%	7.95%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.08% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.97% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Mar. 31, 2020
AssetsNet		$ 370,622,296
Holdings Count | Holding		257
Advisory Fees Paid, Amount		$ 2,597,674
InvestmentCompanyPortfolioTurnover		118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$370,622,296
Number of Portfolio Holdings	257
Portfolio Turnover Rate	118%Footnote Reference*
Total Advisory Fees Paid, Net	$2,597,674
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 141%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

China	27.2
Taiwan	21.6
South Korea	10.7
Brazil	9.8
India	9.5
Thailand	4.7
Indonesia	4.3
Hungary	4.3
United States	3.5
Mexico	1.6
United Arab Emirates	1.2
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Banks	14.6
Semiconductors & Semiconductor Equipment	11.5
Consumer Discretionary Distribution & Retail	8.5
Automobiles & Components	7.4
Transportation	7.4
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Energy	6.1
Media & Entertainment	5.7
Utilities	5.2
Technology Hardware & Equipment	5.0
Food, Beverage & Tobacco	4.9
Capital Goods	4.1
Materials	3.0
Financial Services	2.8
Insurance	2.7
Consumer Durables & Apparel	2.4
Real Estate Management & Development	1.1
Other (each less than 1%)	1.5
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213363
Shareholder Report [Line Items]
Fund Name		GMO Emerging Markets Fund
Class Name		Class I
Trading Symbol		GEMEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Emerging Markets Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$113	1.11%

Expenses Paid, Amount		$ 113
Expense Ratio, Percent		1.11%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class I shares of GMO Emerging Markets Fund returned +2.79% (net) for the fiscal year ended February 28, 2025, as compared with +10.07% for the MSCI Emerging Markets Index.

China was the largest detractor from a mix of underweight country allocation and stock selection, including underweight positioning toward Consumer Discretionary, Communication Services, and Information Technology. Sector allocation was also a challenge, including overweight positioning toward Energy.

Decisions which added to benchmark relative performance included stock selection in Industrials and Consumer Staples. Underweight positioning toward Korean Information Technology also added value.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	MSCI Emerging Markets Index
2020	$10,000	$10,000
2020	$9,102	$9,289
2020	$8,714	$8,799
2020	$7,382	$7,444
2020	$8,025	$8,125
2020	$8,181	$8,188
2020	$8,552	$8,790
2020	$9,108	$9,575
2020	$9,156	$9,787
2020	$8,909	$9,630
2020	$8,943	$9,828
2020	$9,732	$10,737
2020	$10,275	$11,526
2021	$10,587	$11,880
2021	$10,790	$11,971
2021	$10,887	$11,790
2021	$10,987	$12,083
2021	$11,305	$12,222
2021	$11,152	$12,385
2021	$10,697	$11,551
2021	$10,962	$11,854
2021	$10,517	$11,383
2021	$10,629	$11,495
2021	$10,107	$11,026
2021	$10,473	$11,233
2022	$10,316	$11,021
2022	$9,150	$10,691
2022	$8,437	$10,450
2022	$7,951	$9,869
2022	$8,077	$9,912
2022	$7,560	$9,253
2022	$7,439	$9,231
2022	$7,386	$9,269
2022	$6,529	$8,183
2022	$6,492	$7,928
2022	$7,445	$9,104
2022	$7,158	$8,976
2023	$7,792	$9,685
2023	$7,248	$9,057
2023	$7,374	$9,332
2023	$7,397	$9,226
2023	$7,208	$9,071
2023	$7,450	$9,415
2023	$7,936	$10,001
2023	$7,459	$9,385
2023	$7,446	$9,140
2023	$7,279	$8,785
2023	$7,919	$9,488
2023	$8,414	$9,859
2024	$8,238	$9,401
2024	$8,514	$9,848
2024	$8,568	$10,065
2024	$8,665	$10,137
2024	$8,862	$10,195
2024	$8,905	$10,597
2024	$8,879	$10,628
2024	$9,042	$10,800
2024	$9,373	$11,521
2024	$8,969	$11,009
2024	$8,820	$10,613
2024	$8,684	$10,598
2025	$8,820	$10,788
2025	$8,752	$10,840

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	1/14/2020 (commencement of operations)
Class I	2.79%	0.09%	(2.57%)
MSCI Emerging Markets Index	10.07%	4.26%	1.59%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.21% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.05% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jan. 14, 2020
AssetsNet		$ 370,622,296
Holdings Count | Holding		257
Advisory Fees Paid, Amount		$ 2,597,674
InvestmentCompanyPortfolioTurnover		118.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$370,622,296
Number of Portfolio Holdings	257
Portfolio Turnover Rate	118%Footnote Reference*
Total Advisory Fees Paid, Net	$2,597,674
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 141%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

China	27.2
Taiwan	21.6
South Korea	10.7
Brazil	9.8
India	9.5
Thailand	4.7
Indonesia	4.3
Hungary	4.3
United States	3.5
Mexico	1.6
United Arab Emirates	1.2
Other (each less than 1%)	1.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Banks	14.6
Semiconductors & Semiconductor Equipment	11.5
Consumer Discretionary Distribution & Retail	8.5
Automobiles & Components	7.4
Transportation	7.4
Pharmaceuticals, Biotechnology & Life Sciences	6.1
Energy	6.1
Media & Entertainment	5.7
Utilities	5.2
Technology Hardware & Equipment	5.0
Food, Beverage & Tobacco	4.9
Capital Goods	4.1
Materials	3.0
Financial Services	2.8
Insurance	2.7
Consumer Durables & Apparel	2.4
Real Estate Management & Development	1.1
Other (each less than 1%)	1.5
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000011881
Shareholder Report [Line Items]
Fund Name		GMO International Equity Fund
Class Name		Class III
Trading Symbol		GMOIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$203	1.86%Footnote Reference1
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 1.19%.

Expenses Paid, Amount		$ 203
Expense Ratio, Percent		1.86%
Extraordinary Expenses Footnote [Text Block]		Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 1.19%.
Expenses Excluding Extraordinary Expenses, Percent		1.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class III shares of GMO International Equity Fund returned +18.80% (net) for the fiscal year ended February 28, 2025, as compared with +8.77% for the MSCI EAFE Index.

Strong stock selection, country allocation, and sector allocation all contributed to portfolio outperformance relative to its benchmark. Financials delivered notable contributions from overweight positioning toward Spanish and Italian Financials. Other areas of positive stock selection included Health Care, Consumer Staples, Information Technology, Consumer Discretionary, the Netherlands, and Japan.

Decisions which detracted from performance included stock selection in Industrials, and a mix of overweight positioning and stock selection in French Information Technology and Italian Consumer Discretionary.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	MSCI EAFE Index
2015	$10,000	$10,000
2015	$9,726	$9,848
2015	$10,181	$10,250
2015	$10,118	$10,198
2015	$9,844	$9,909
2015	$9,888	$10,115
2015	$9,223	$9,370
2015	$8,664	$8,895
2015	$9,070	$9,590
2015	$8,977	$9,441
2015	$8,758	$9,314
2016	$8,288	$8,640
2016	$8,005	$8,482
2016	$8,553	$9,034
2016	$8,745	$9,295
2016	$8,741	$9,211
2016	$8,436	$8,902
2016	$8,739	$9,353
2016	$8,761	$9,359
2016	$8,909	$9,474
2016	$8,787	$9,281
2016	$8,651	$9,096
2016	$8,908	$9,407
2017	$9,134	$9,680
2017	$9,248	$9,818
2017	$9,492	$10,088
2017	$9,710	$10,345
2017	$10,027	$10,725
2017	$10,072	$10,706
2017	$10,312	$11,015
2017	$10,444	$11,010
2017	$10,763	$11,284
2017	$11,018	$11,456
2017	$11,023	$11,576
2017	$11,200	$11,762
2018	$11,859	$12,352
2018	$11,186	$11,794
2018	$11,027	$11,562
2018	$11,078	$11,846
2018	$10,877	$11,580
2018	$10,437	$11,438
2018	$10,744	$11,720
2018	$10,495	$11,493
2018	$10,532	$11,593
2018	$9,549	$10,670
2018	$9,436	$10,657
2018	$8,898	$10,140
2019	$9,706	$10,806
2019	$9,842	$11,082
2019	$9,856	$11,151
2019	$10,156	$11,465
2019	$9,445	$10,914
2019	$10,016	$11,562
2019	$9,717	$11,415
2019	$9,504	$11,119
2019	$9,964	$11,438
2019	$10,459	$11,849
2019	$10,599	$11,982
2019	$11,079	$12,372
2020	$10,889	$12,113
2020	$10,067	$11,018
2020	$8,423	$9,548
2020	$9,070	$10,165
2020	$9,481	$10,607
2020	$9,801	$10,968
2020	$10,154	$11,224
2020	$10,490	$11,801
2020	$10,375	$11,494
2020	$9,922	$11,036
2020	$11,214	$12,746
2020	$11,905	$13,339
2021	$11,816	$13,197
2021	$12,241	$13,493
2021	$12,798	$13,803
2021	$13,134	$14,218
2021	$13,784	$14,728
2021	$13,448	$14,517
2021	$13,392	$14,626
2021	$13,493	$14,884
2021	$13,013	$14,452
2021	$13,253	$14,808
2021	$12,591	$14,118
2021	$13,350	$14,841
2022	$13,238	$14,124
2022	$12,863	$13,874
2022	$12,752	$13,963
2022	$12,013	$13,060
2022	$12,394	$13,158
2022	$11,236	$11,937
2022	$11,528	$12,532
2022	$10,973	$11,937
2022	$10,086	$10,820
2022	$10,720	$11,402
2022	$12,050	$12,686
2022	$11,958	$12,696
2023	$12,827	$13,725
2023	$12,623	$13,438
2023	$12,833	$13,771
2023	$13,066	$14,160
2023	$12,512	$13,561
2023	$13,393	$14,178
2023	$13,910	$14,637
2023	$13,494	$14,076
2023	$13,227	$13,595
2023	$12,722	$13,044
2023	$13,851	$14,255
2023	$14,408	$15,012
2024	$14,458	$15,098
2024	$14,767	$15,375
2024	$15,446	$15,863
2024	$15,138	$15,474
2024	$16,019	$16,073
2024	$15,465	$15,814
2024	$16,059	$16,278
2024	$16,543	$16,807
2024	$16,792	$16,962
2024	$15,861	$16,040
2024	$15,791	$15,949
2024	$16,277	$15,586
2025	$17,070	$16,405
2025	$17,542	$16,723

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	18.80%	11.75%	5.78%
MSCI EAFE Index	8.77%	8.70%	5.28%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.72% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 1,017,658,647
Holdings Count | Holding		193
Advisory Fees Paid, Amount		$ 4,906,163
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,017,658,647
Number of Portfolio Holdings	193
Portfolio Turnover Rate	71%Footnote Reference*
Total Advisory Fees Paid, Net	$4,906,163
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 84%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	23.8
United Kingdom	12.5
France	10.0
Netherlands	7.9
Germany	7.4
Spain	6.4
Switzerland	6.2
United States	5.0
Singapore	4.8
Italy	4.6
Australia	3.0
Hong Kong	2.4
Finland	2.0
Belgium	1.5
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Banks	11.4
Capital Goods	11.0
Pharmaceuticals, Biotechnology & Life Sciences	9.0
Insurance	8.2
Financial Services	7.7
Consumer Durables & Apparel	6.3
Software & Services	6.2
Technology Hardware & Equipment	6.1
Telecommunication Services	5.9
Consumer Discretionary Distribution & Retail	5.5
Food, Beverage & Tobacco	5.3
Commercial & Professional Services	4.7
Consumer Staples Distribution & Retail	3.0
Materials	2.4
Automobiles & Components	2.2
Media & Entertainment	2.0
Other (each less than 1%)	3.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000011882
Shareholder Report [Line Items]
Fund Name		GMO International Equity Fund
Class Name		Class IV
Trading Symbol		GMCFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$198	1.81%Footnote Reference1
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 1.20%.

Expenses Paid, Amount		$ 198
Expense Ratio, Percent		1.81%
Extraordinary Expenses Footnote [Text Block]		Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 1.20%.
Expenses Excluding Extraordinary Expenses, Percent		1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class IV shares of GMO International Equity Fund returned +18.85% (net) for the fiscal year ended February 28, 2025, as compared with +8.77% for the MSCI EAFE Index.

Strong stock selection, country allocation, and sector allocation all contributed to portfolio outperformance relative to its benchmark. Financials delivered notable contributions from overweight positioning toward Spanish and Italian Financials. Other areas of positive stock selection included Health Care, Consumer Staples, Information Technology, Consumer Discretionary, the Netherlands, and Japan.

Decisions which detracted from performance included stock selection in Industrials, and a mix of overweight positioning and stock selection in French Information Technology and Italian Consumer Discretionary.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class IV	MSCI EAFE Index
2015	$125,000,000	$125,000,000
2015	$121,618,766	$123,101,095
2015	$127,271,767	$128,127,201
2015	$126,532,122	$127,471,344
2015	$123,098,056	$123,859,636
2015	$123,682,725	$126,431,358
2015	$115,352,314	$117,130,703
2015	$108,348,402	$111,183,321
2015	$113,442,156	$119,874,448
2015	$112,327,897	$118,009,571
2015	$109,567,620	$116,419,512
2016	$103,674,541	$108,000,754
2016	$100,182,345	$106,022,107
2016	$107,003,039	$112,920,689
2016	$109,403,923	$116,189,864
2016	$109,349,357	$115,134,375
2016	$105,529,769	$111,269,596
2016	$109,351,338	$116,908,822
2016	$109,625,402	$116,991,825
2016	$111,489,033	$118,428,999
2016	$110,009,090	$116,006,551
2016	$108,309,897	$113,696,161
2016	$111,517,027	$117,583,931
2017	$114,357,502	$120,994,770
2017	$115,777,739	$122,724,934
2017	$118,845,452	$126,103,390
2017	$121,572,307	$129,312,075
2017	$125,548,971	$134,058,354
2017	$126,117,066	$133,821,254
2017	$129,122,851	$137,681,432
2017	$130,779,737	$137,629,554
2017	$134,779,117	$141,053,849
2017	$137,978,622	$143,195,710
2017	$138,035,756	$144,697,728
2017	$140,308,013	$147,020,286
2018	$148,523,455	$154,394,747
2018	$140,073,286	$147,425,993
2018	$138,136,789	$144,520,490
2018	$138,782,288	$148,074,285
2018	$136,258,974	$144,745,888
2018	$130,742,891	$142,977,486
2018	$134,612,595	$146,496,921
2018	$131,482,070	$143,667,709
2018	$131,954,602	$144,914,562
2018	$119,668,766	$133,380,515
2018	$118,251,169	$133,212,444
2018	$111,478,729	$126,745,792
2019	$121,629,737	$135,075,546
2019	$123,331,702	$138,518,806
2019	$123,514,056	$139,392,272
2019	$127,343,478	$143,311,331
2019	$118,408,160	$136,428,674
2019	$125,580,728	$144,522,361
2019	$121,783,764	$142,687,388
2019	$119,165,413	$138,990,937
2019	$124,950,141	$142,973,866
2019	$131,100,221	$148,110,789
2019	$132,926,978	$149,780,470
2019	$138,928,333	$154,648,291
2020	$136,536,273	$151,418,026
2020	$126,212,645	$137,730,179
2020	$105,628,339	$119,347,570
2020	$113,748,753	$127,057,738
2020	$118,910,567	$132,590,448
2020	$122,939,300	$137,105,096
2020	$127,396,124	$140,300,865
2020	$131,625,827	$147,513,857
2020	$130,110,709	$143,680,957
2020	$124,429,019	$137,943,941
2020	$140,716,531	$159,327,098
2020	$149,385,212	$166,735,169
2021	$148,263,503	$164,958,792
2021	$153,608,115	$168,658,704
2021	$160,602,299	$172,536,705
2021	$164,825,203	$177,728,250
2021	$173,007,078	$184,103,476
2021	$168,784,175	$181,458,791
2021	$168,112,668	$182,825,085
2021	$169,388,793	$186,049,991
2021	$163,343,991	$180,650,639
2021	$166,366,392	$185,093,812
2021	$158,037,997	$176,478,855
2021	$167,650,927	$185,515,243
2022	$166,243,869	$176,550,415
2022	$161,530,225	$173,428,741
2022	$160,052,815	$174,543,448
2022	$150,836,587	$163,251,410
2022	$155,690,936	$164,475,271
2022	$141,057,536	$149,214,007
2022	$144,770,189	$156,649,327
2022	$137,778,848	$149,209,331
2022	$126,691,570	$135,251,245
2022	$134,671,585	$142,524,329
2022	$151,408,431	$158,577,678
2022	$150,226,851	$158,705,106
2023	$161,167,125	$171,556,586
2023	$158,597,262	$167,976,790
2023	$161,240,550	$172,139,938
2023	$164,177,536	$176,999,939
2023	$157,202,194	$169,509,639
2023	$168,362,742	$177,223,949
2023	$174,813,569	$182,958,298
2023	$169,579,630	$175,948,725
2023	$166,214,954	$169,938,728
2023	$159,934,227	$163,049,100
2023	$174,065,863	$178,182,966
2023	$181,116,952	$187,649,650
2024	$181,750,782	$188,729,552
2024	$185,712,220	$192,184,138
2024	$194,189,698	$198,287,809
2024	$190,307,488	$193,421,530
2024	$201,478,744	$200,913,712
2024	$194,506,613	$197,670,194
2024	$201,944,509	$203,469,149
2024	$208,044,581	$210,085,193
2024	$211,174,882	$212,025,197
2024	$199,456,321	$200,495,056
2024	$198,653,680	$199,357,564
2024	$204,698,543	$194,823,793
2025	$214,689,880	$205,062,113
2025	$220,717,711	$209,038,944

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class IV*	18.85%	11.83%	5.85%
MSCI EAFE Index	8.77%	8.70%	5.28%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.66% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.62% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 1,017,658,647
Holdings Count | Holding		193
Advisory Fees Paid, Amount		$ 4,906,163
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,017,658,647
Number of Portfolio Holdings	193
Portfolio Turnover Rate	71%Footnote Reference*
Total Advisory Fees Paid, Net	$4,906,163
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 84%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	23.8
United Kingdom	12.5
France	10.0
Netherlands	7.9
Germany	7.4
Spain	6.4
Switzerland	6.2
United States	5.0
Singapore	4.8
Italy	4.6
Australia	3.0
Hong Kong	2.4
Finland	2.0
Belgium	1.5
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Banks	11.4
Capital Goods	11.0
Pharmaceuticals, Biotechnology & Life Sciences	9.0
Insurance	8.2
Financial Services	7.7
Consumer Durables & Apparel	6.3
Software & Services	6.2
Technology Hardware & Equipment	6.1
Telecommunication Services	5.9
Consumer Discretionary Distribution & Retail	5.5
Food, Beverage & Tobacco	5.3
Commercial & Professional Services	4.7
Consumer Staples Distribution & Retail	3.0
Materials	2.4
Automobiles & Components	2.2
Media & Entertainment	2.0
Other (each less than 1%)	3.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213358
Shareholder Report [Line Items]
Fund Name		GMO International Equity Fund
Class Name		Class I
Trading Symbol		GMOUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO International Equity Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$192	1.76%Footnote Reference1
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.90%.

Expenses Paid, Amount		$ 192
Expense Ratio, Percent		1.76%
Extraordinary Expenses Footnote [Text Block]		Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.90%.
Expenses Excluding Extraordinary Expenses, Percent		0.90%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI EAFE Index is included for comparative purposes.

Class I shares of GMO International Equity Fund returned +18.55% (net) for the fiscal year ended February 28, 2025, as compared with +8.77% for the MSCI EAFE Index.

Strong stock selection, country allocation, and sector allocation all contributed to portfolio outperformance relative to its benchmark. Financials delivered notable contributions from overweight positioning toward Spanish and Italian Financials. Other areas of positive stock selection included Health Care, Consumer Staples, Information Technology, Consumer Discretionary, the Netherlands, and Japan.

Decisions which detracted from performance included stock selection in Industrials, and a mix of overweight positioning and stock selection in French Information Technology and Italian Consumer Discretionary.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.51% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	MSCI EAFE Index
2021	$10,000	$10,000
2021	$10,050	$10,078
2021	$9,810	$9,933
2021	$9,763	$10,008
2021	$9,833	$10,184
2021	$9,484	$9,889
2021	$9,663	$10,132
2021	$9,174	$9,660
2021	$9,730	$10,155
2022	$9,645	$9,664
2022	$9,373	$9,494
2022	$9,288	$9,555
2022	$8,748	$8,936
2022	$9,028	$9,003
2022	$8,179	$8,168
2022	$8,392	$8,575
2022	$7,989	$8,168
2022	$7,341	$7,404
2022	$7,801	$7,802
2022	$8,767	$8,681
2022	$8,701	$8,688
2023	$9,330	$9,391
2023	$9,183	$9,195
2023	$9,330	$9,423
2023	$9,500	$9,689
2023	$9,094	$9,279
2023	$9,736	$9,701
2023	$10,106	$10,015
2023	$9,805	$9,631
2023	$9,611	$9,302
2023	$9,241	$8,925
2023	$10,059	$9,754
2023	$10,464	$10,272
2024	$10,500	$10,331
2024	$10,723	$10,520
2024	$11,215	$10,854
2024	$10,987	$10,588
2024	$11,629	$10,998
2024	$11,224	$10,821
2024	$11,648	$11,138
2024	$11,999	$11,500
2024	$12,179	$11,606
2024	$11,501	$10,975
2024	$11,450	$10,913
2024	$11,800	$10,665
2025	$12,372	$11,225
2025	$12,713	$11,443

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5/24/2021 (commencement of operations)
Class I*	18.55%	6.58%
MSCI EAFE Index	8.77%	3.64%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 5.51% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.89% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.85% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		May 24, 2021
AssetsNet		$ 1,017,658,647
Holdings Count | Holding		193
Advisory Fees Paid, Amount		$ 4,906,163
InvestmentCompanyPortfolioTurnover		71.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,017,658,647
Number of Portfolio Holdings	193
Portfolio Turnover Rate	71%Footnote Reference*
Total Advisory Fees Paid, Net	$4,906,163
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 84%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	23.8
United Kingdom	12.5
France	10.0
Netherlands	7.9
Germany	7.4
Spain	6.4
Switzerland	6.2
United States	5.0
Singapore	4.8
Italy	4.6
Australia	3.0
Hong Kong	2.4
Finland	2.0
Belgium	1.5
Other (each less than 1%)	2.5
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Banks	11.4
Capital Goods	11.0
Pharmaceuticals, Biotechnology & Life Sciences	9.0
Insurance	8.2
Financial Services	7.7
Consumer Durables & Apparel	6.3
Software & Services	6.2
Technology Hardware & Equipment	6.1
Telecommunication Services	5.9
Consumer Discretionary Distribution & Retail	5.5
Food, Beverage & Tobacco	5.3
Commercial & Professional Services	4.7
Consumer Staples Distribution & Retail	3.0
Materials	2.4
Automobiles & Components	2.2
Media & Entertainment	2.0
Other (each less than 1%)	3.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000013282
Shareholder Report [Line Items]
Fund Name		GMO International Opportunistic Value Fund
Class Name		Class III
Trading Symbol		GTMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$84	0.78%Footnote Reference1
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.10%.

Expenses Paid, Amount		$ 84
Expense Ratio, Percent		0.78%
Extraordinary Expenses Footnote [Text Block]		Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.10%.
Expenses Excluding Extraordinary Expenses, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Value Index is included for comparative purposes.

Class III shares of GMO International Opportunistic Value Fund returned +16.23% (net) for the fiscal year ended February 28, 2025, as compared with +15.64% for the MSCI World ex USA Value Index.

Stock selection within sectors drove portfolio outperformance for the period with notable contributions from Financials in Spain, the UK, and France.

Decisions which detracted from performance included overweight positioning in automobile manufacturers and stock selection within Japan and Materials.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	MSCI World ex USA Index	MSCI World ex USA Value Index
2015	$10,000	$10,000	$10,000
2015	$9,768	$9,833	$9,783
2015	$10,185	$10,259	$10,249
2015	$10,125	$10,170	$10,106
2015	$9,827	$9,881	$9,795
2015	$9,854	$10,037	$9,891
2015	$9,173	$9,306	$9,167
2015	$8,618	$8,836	$8,614
2015	$9,066	$9,501	$9,250
2015	$8,988	$9,350	$9,022
2015	$8,760	$9,182	$8,801
2016	$8,263	$8,550	$8,123
2016	$7,937	$8,431	$8,006
2016	$8,515	$9,003	$8,575
2016	$8,650	$9,292	$8,960
2016	$8,601	$9,187	$8,791
2016	$8,300	$8,908	$8,389
2016	$8,627	$9,346	$8,809
2016	$8,688	$9,355	$8,949
2016	$8,799	$9,469	$9,034
2016	$8,640	$9,285	$9,059
2016	$8,476	$9,136	$9,049
2016	$8,729	$9,435	$9,451
2017	$9,036	$9,715	$9,703
2017	$9,131	$9,827	$9,750
2017	$9,400	$10,077	$9,987
2017	$9,611	$10,291	$10,145
2017	$9,912	$10,634	$10,352
2017	$9,982	$10,644	$10,422
2017	$10,344	$10,961	$10,786
2017	$10,498	$10,958	$10,721
2017	$10,768	$11,243	$11,063
2017	$11,013	$11,396	$11,147
2017	$11,026	$11,511	$11,248
2017	$11,211	$11,718	$11,440
2018	$11,857	$12,264	$12,014
2018	$11,205	$11,682	$11,407
2018	$11,067	$11,461	$11,140
2018	$11,113	$11,743	$11,487
2018	$10,869	$11,520	$11,048
2018	$10,393	$11,394	$10,922
2018	$10,685	$11,674	$11,227
2018	$10,371	$11,453	$10,843
2018	$10,378	$11,543	$11,048
2018	$9,442	$10,625	$10,306
2018	$9,339	$10,616	$10,255
2018	$8,830	$10,067	$9,717
2019	$9,665	$10,786	$10,427
2019	$9,693	$11,063	$10,611
2019	$9,707	$11,119	$10,542
2019	$9,959	$11,434	$10,801
2019	$9,419	$10,893	$10,177
2019	$9,980	$11,541	$10,726
2019	$9,712	$11,401	$10,499
2019	$9,501	$11,121	$10,086
2019	$9,882	$11,433	$10,572
2019	$10,284	$11,803	$10,919
2019	$10,425	$11,950	$10,976
2019	$10,888	$12,331	$11,372
2020	$10,654	$12,093	$10,966
2020	$9,916	$11,019	$9,943
2020	$8,382	$9,463	$8,101
2020	$8,988	$10,123	$8,550
2020	$9,390	$10,554	$8,799
2020	$9,726	$10,915	$9,102
2020	$10,117	$11,205	$9,144
2020	$10,314	$11,784	$9,695
2020	$10,161	$11,452	$9,225
2020	$9,721	$11,002	$8,876
2020	$10,995	$12,690	$10,552
2020	$11,705	$13,267	$11,005
2021	$11,570	$13,125	$10,942
2021	$11,951	$13,460	$11,490
2021	$12,445	$13,803	$11,922
2021	$12,804	$14,237	$12,187
2021	$13,380	$14,785	$12,695
2021	$13,111	$14,582	$12,365
2021	$13,027	$14,679	$12,310
2021	$13,117	$14,915	$12,433
2021	$12,696	$14,486	$12,232
2021	$12,907	$14,917	$12,504
2021	$12,238	$14,219	$11,754
2021	$12,968	$14,942	$12,465
2022	$12,880	$14,282	$12,657
2022	$12,521	$14,060	$12,527
2022	$12,460	$14,223	$12,659
2022	$11,760	$13,289	$12,024
2022	$12,084	$13,400	$12,344
2022	$10,884	$12,139	$11,093
2022	$11,093	$12,742	$11,342
2022	$10,672	$12,147	$10,943
2022	$9,811	$11,023	$9,959
2022	$10,457	$11,630	$10,594
2022	$11,775	$12,869	$11,688
2022	$11,690	$12,806	$11,762
2023	$12,460	$13,856	$12,701
2023	$12,219	$13,533	$12,480
2023	$12,432	$13,833	$12,424
2023	$12,664	$14,226	$12,830
2023	$12,005	$13,606	$12,126
2023	$12,785	$14,253	$12,811
2023	$13,346	$14,714	$13,387
2023	$12,927	$14,145	$12,964
2023	$12,806	$13,668	$12,836
2023	$12,230	$13,091	$12,258
2023	$13,132	$14,321	$13,242
2023	$13,781	$15,104	$13,936
2024	$13,561	$15,169	$13,893
2024	$13,695	$15,428	$13,906
2024	$14,354	$15,933	$14,501
2024	$14,163	$15,526	$14,339
2024	$14,898	$16,120	$14,917
2024	$14,268	$15,852	$14,498
2024	$14,910	$16,350	$15,196
2024	$15,404	$16,895	$15,633
2024	$15,636	$17,082	$15,904
2024	$14,920	$16,211	$15,191
2024	$14,775	$16,250	$15,188
2024	$14,504	$15,814	$14,862
2025	$15,101	$16,600	$15,565
2025	$15,917	$16,892	$16,082

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	16.23%	9.93%	4.76%
MSCI World ex USA Index	9.49%	8.92%	5.38%
MSCI World ex USA Value Index	15.64%	10.09%	4.86%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.80% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 410,213,505
Holdings Count | Holding		184
Advisory Fees Paid, Amount		$ 1,987,183
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$410,213,505
Number of Portfolio Holdings	184
Portfolio Turnover Rate	49%Footnote Reference*
Total Advisory Fees Paid, Net	$1,987,183
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 59%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.2
Canada	12.9
France	11.3
United Kingdom	11.1
Switzerland	8.6
Germany	6.3
Spain	6.0
Australia	4.1
Netherlands	3.7
Italy	2.9
Sweden	2.4
Hong Kong	2.2
Norway	1.8
Singapore	1.5
Belgium	1.4
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Banks	25.3
Capital Goods	11.1
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Energy	8.7
Automobiles & Components	7.9
Materials	7.8
Insurance	6.0
Telecommunication Services	4.6
Financial Services	4.0
Transportation	2.5
Food, Beverage & Tobacco	2.4
Consumer Durables & Apparel	2.0
Real Estate Management & Development	1.9
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	3.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000013283
Shareholder Report [Line Items]
Fund Name		GMO International Opportunistic Value Fund
Class Name		Class IV
Trading Symbol		GMAZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$80	0.74%Footnote Reference1
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.09%.

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.74%
Extraordinary Expenses Footnote [Text Block]		Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.09%.
Expenses Excluding Extraordinary Expenses, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Value Index is included for comparative purposes.

Class IV shares of GMO International Opportunistic Value Fund returned +16.23% (net) for the fiscal year ended February 28, 2025, as compared with +15.64% for the MSCI World ex USA Value Index.

Stock selection within sectors drove portfolio outperformance for the period with notable contributions from Financials in Spain, the UK, and France.

Decisions which detracted from performance included overweight positioning in automobile manufacturers and stock selection within Japan and Materials.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class IV	MSCI World ex USA Index	MSCI World ex USA Value Index
2023	$125,000,000	$125,000,000	$125,000,000
2023	$123,653,017	$124,385,373	$124,262,278
2023	$118,085,489	$119,135,120	$118,662,797
2023	$126,795,977	$130,331,085	$128,188,980
2023	$133,053,248	$137,455,460	$134,910,013
2024	$131,019,077	$138,047,380	$134,492,115
2024	$132,313,550	$140,404,187	$134,622,625
2024	$138,600,986	$144,999,463	$140,378,265
2024	$136,751,740	$141,294,592	$138,813,329
2024	$143,871,337	$146,698,884	$144,406,662
2024	$137,768,825	$144,266,896	$140,353,450
2024	$143,983,079	$148,793,051	$147,110,056
2024	$148,760,657	$153,757,169	$151,332,002
2024	$151,008,928	$155,459,715	$153,955,325
2024	$144,076,757	$147,532,988	$147,062,275
2024	$142,671,587	$147,885,685	$147,031,724
2024	$140,200,476	$143,915,404	$143,875,877
2025	$145,881,538	$151,072,596	$150,680,093
2025	$153,794,444	$153,725,962	$155,678,818

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	9/25/2023 (commencement of operations)
Class IV*	16.23%	15.61%
MSCI World ex USA Index	9.49%	15.57%
MSCI World ex USA Value Index	15.64%	16.60%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.75% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.63% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Sep. 25, 2023
AssetsNet		$ 410,213,505
Holdings Count | Holding		184
Advisory Fees Paid, Amount		$ 1,987,183
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$410,213,505
Number of Portfolio Holdings	184
Portfolio Turnover Rate	49%Footnote Reference*
Total Advisory Fees Paid, Net	$1,987,183
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 59%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.2
Canada	12.9
France	11.3
United Kingdom	11.1
Switzerland	8.6
Germany	6.3
Spain	6.0
Australia	4.1
Netherlands	3.7
Italy	2.9
Sweden	2.4
Hong Kong	2.2
Norway	1.8
Singapore	1.5
Belgium	1.4
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Banks	25.3
Capital Goods	11.1
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Energy	8.7
Automobiles & Components	7.9
Materials	7.8
Insurance	6.0
Telecommunication Services	4.6
Financial Services	4.0
Transportation	2.5
Food, Beverage & Tobacco	2.4
Consumer Durables & Apparel	2.0
Real Estate Management & Development	1.9
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	3.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213365
Shareholder Report [Line Items]
Fund Name		GMO International Opportunistic Value Fund
Class Name		Class R6
Trading Symbol		GMBCX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of April 8, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investment
Class R6	$74	0.79%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Annualized.
Footnote[2]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.10%.
Footnote*	For the period April 8, 2024 (commencement of operations) through February 28, 2025. The costs would have been higher had the Fund operated the full year.

Expenses Paid, Amount		$ 74
Expense Ratio, Percent		0.79%
Expenses Short Period Footnote [Text Block]		For the period April 8, 2024 (commencement of operations) through February 28, 2025. The costs would have been higher had the Fund operated the full year.
Extraordinary Expenses Footnote [Text Block]		Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.10%.
Expenses Excluding Extraordinary Expenses, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Value Index is included for comparative purposes.

Class R6 shares of GMO International Opportunistic Value Fund returned +10.11% (net) for the period April 8, 2024 (commencement of operations for Class R6) through February 28, 2025, as compared with +10.52% for the MSCI World ex USA Value Index.

Stock selection within sectors drove portfolio outperformance for the period with notable contributions from Financials in Spain, the UK, and France.

Decisions which detracted from performance included overweight positioning in automobile manufacturers and stock selection within Japan and Materials.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.46% to the performance for the period ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class R6	MSCI World ex USA Index	MSCI World ex USA Value Index
2024	$10,000	$10,000	$10,000
2024	$9,795	$9,787	$9,855
2024	$10,304	$10,161	$10,252
2024	$9,868	$9,992	$9,964
2024	$10,307	$10,306	$10,444
2024	$10,649	$10,650	$10,744
2024	$10,810	$10,768	$10,930
2024	$10,321	$10,219	$10,441
2024	$10,220	$10,243	$10,439
2024	$10,033	$9,968	$10,214
2025	$10,446	$10,464	$10,698
2025	$11,011	$10,648	$11,052

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	4/8/2024 (commencement of operations)
Class R6*	10.11%
MSCI World ex USA Index	6.48%
MSCI World ex USA Value Index	10.52%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.46% to the performance for the period ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.80% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Apr. 08, 2024
AssetsNet		$ 410,213,505
Holdings Count | Holding		184
Advisory Fees Paid, Amount		$ 1,987,183
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$410,213,505
Number of Portfolio Holdings	184
Portfolio Turnover Rate	49%Footnote Reference*
Total Advisory Fees Paid, Net	$1,987,183
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 59%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.2
Canada	12.9
France	11.3
United Kingdom	11.1
Switzerland	8.6
Germany	6.3
Spain	6.0
Australia	4.1
Netherlands	3.7
Italy	2.9
Sweden	2.4
Hong Kong	2.2
Norway	1.8
Singapore	1.5
Belgium	1.4
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Banks	25.3
Capital Goods	11.1
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Energy	8.7
Automobiles & Components	7.9
Materials	7.8
Insurance	6.0
Telecommunication Services	4.6
Financial Services	4.0
Transportation	2.5
Food, Beverage & Tobacco	2.4
Consumer Durables & Apparel	2.0
Real Estate Management & Development	1.9
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	3.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213364
Shareholder Report [Line Items]
Fund Name		GMO International Opportunistic Value Fund
Class Name		Class I
Trading Symbol		IOVFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO International Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$98	0.91%Footnote Reference1
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.10%.

Expenses Paid, Amount		$ 98
Expense Ratio, Percent		0.91%
Extraordinary Expenses Footnote [Text Block]		Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.10%.
Expenses Excluding Extraordinary Expenses, Percent		0.10%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI World ex USA Value Index is included for comparative purposes.

Class I shares of GMO International Opportunistic Value Fund returned +16.10% (net) for the fiscal year ended February 28, 2025, as compared with +15.64% for the MSCI World ex USA Value Index.

Stock selection within sectors drove portfolio outperformance for the period with notable contributions from Financials in Spain, the UK, and France.

Decisions which detracted from performance included overweight positioning in automobile manufacturers and stock selection within Japan and Materials.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	MSCI World ex USA Index	MSCI World ex USA Value Index
2023	$10,000	$10,000	$10,000
2023	$9,986	$10,000	$10,038
2023	$9,885	$9,662	$9,939
2023	$9,447	$9,255	$9,491
2023	$10,144	$10,124	$10,253
2023	$10,646	$10,678	$10,790
2024	$10,476	$10,724	$10,757
2024	$10,572	$10,907	$10,767
2024	$11,081	$11,264	$11,228
2024	$10,934	$10,976	$11,102
2024	$11,495	$11,396	$11,550
2024	$11,008	$11,207	$11,226
2024	$11,497	$11,558	$11,766
2024	$11,878	$11,944	$12,104
2024	$12,058	$12,076	$12,313
2024	$11,504	$11,461	$11,762
2024	$11,392	$11,488	$11,760
2024	$11,189	$11,180	$11,507
2025	$11,642	$11,736	$12,051
2025	$12,273	$11,942	$12,451

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	8/14/2023 (commencement of operations)
Class I*	16.10%	14.19%
MSCI World ex USA Index	9.49%	12.18%
MSCI World ex USA Value Index	15.64%	15.26%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.48% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.88% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.78% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Aug. 14, 2023
AssetsNet		$ 410,213,505
Holdings Count | Holding		184
Advisory Fees Paid, Amount		$ 1,987,183
InvestmentCompanyPortfolioTurnover		49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$410,213,505
Number of Portfolio Holdings	184
Portfolio Turnover Rate	49%Footnote Reference*
Total Advisory Fees Paid, Net	$1,987,183
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 59%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Japan	21.2
Canada	12.9
France	11.3
United Kingdom	11.1
Switzerland	8.6
Germany	6.3
Spain	6.0
Australia	4.1
Netherlands	3.7
Italy	2.9
Sweden	2.4
Hong Kong	2.2
Norway	1.8
Singapore	1.5
Belgium	1.4
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference**

% of Investments

Banks	25.3
Capital Goods	11.1
Pharmaceuticals, Biotechnology & Life Sciences	10.9
Energy	8.7
Automobiles & Components	7.9
Materials	7.8
Insurance	6.0
Telecommunication Services	4.6
Financial Services	4.0
Transportation	2.5
Food, Beverage & Tobacco	2.4
Consumer Durables & Apparel	2.0
Real Estate Management & Development	1.9
Consumer Staples Distribution & Retail	1.5
Other (each less than 1%)	3.4
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000222625
Shareholder Report [Line Items]
Fund Name		GMO-Usonian Japan Value Creation Fund
Class Name		Class III
Trading Symbol		GMAKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$70	0.68%

Expenses Paid, Amount		$ 70
Expense Ratio, Percent		0.68%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class III shares of GMO-Usonian Japan Value Creation Fund returned +6.25% (net) for the fiscal year ended February 28, 2025, as compared with +1.53% for TOPIX.

In 2024, Japan's equity market experienced significant growth, with the TOPIX index rising by 20.02% for the calendar year in local terms, due to solid global economic growth and stock market reforms. The end of deflation and renewed corporate dynamism further boosted investor confidence.

Relative to the TOPIX, our security selection contributed to returns in the fiscal year. Security selection in Industrials and Financials contributed to the returns, while overweight in Information Technology and underweight in Communication Services detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	Tokyo Stock Price Index (TR)
2021	$10,000	$10,000
2021	$10,000	$10,000
2022	$9,934	$9,511
2022	$9,950	$9,473
2022	$9,329	$9,360
2022	$8,839	$8,463
2022	$8,844	$8,685
2022	$8,476	$8,054
2022	$8,853	$8,492
2022	$8,432	$8,285
2022	$7,766	$7,487
2022	$7,788	$7,662
2022	$8,651	$8,402
2022	$8,717	$8,478
2023	$9,199	$8,982
2023	$9,033	$8,656
2023	$9,295	$8,994
2023	$9,445	$9,028
2023	$9,461	$9,116
2023	$9,869	$9,475
2023	$10,161	$9,783
2023	$9,993	$9,588
2023	$9,944	$9,389
2023	$9,684	$8,975
2023	$10,221	$9,692
2023	$10,615	$10,138
2024	$10,828	$10,541
2024	$11,036	$10,802
2024	$11,378	$11,068
2024	$11,075	$10,616
2024	$11,316	$10,752
2024	$11,137	$10,655
2024	$11,914	$11,330
2024	$12,130	$11,368
2024	$12,305	$11,378
2024	$11,404	$10,885
2024	$11,704	$10,983
2024	$11,484	$10,913
2025	$11,633	$11,094
2025	$11,725	$10,967

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	12/30/2021 (commencement of operations)
Class III	6.25%	5.16%
Tokyo Stock Price Index (TR)	1.53%	2.96%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.83% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.67% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Dec. 30, 2021
AssetsNet		$ 179,012,016
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 842,739
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$179,012,016
Number of Portfolio Holdings	37
Portfolio Turnover Rate	23%Footnote Reference*
Total Advisory Fees Paid, Net	$842,739
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	25.6
Banks	9.6
Technology Hardware & Equipment	9.3
Consumer Durables & Apparel	8.8
Food, Beverage & Tobacco	8.6
Materials	7.1
Automobiles & Components	6.5
Financial Services	5.8
Health Care Equipment & Services	5.0
Insurance	4.7
Semiconductors & Semiconductor Equipment	3.9
Transportation	3.1
Software & Services	2.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000222627
Shareholder Report [Line Items]
Fund Name		GMO-Usonian Japan Value Creation Fund
Class Name		Class VI
Trading Symbol		GMAHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$60	0.58%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class VI shares of GMO-Usonian Japan Value Creation Fund returned +6.41% (net) for the fiscal year ended February 28, 2025, as compared with +1.53% for TOPIX.

In 2024, Japan's equity market experienced significant growth, with the TOPIX index rising by 20.02% for the calendar year in local terms, due to solid global economic growth and stock market reforms. The end of deflation and renewed corporate dynamism further boosted investor confidence.

Relative to the TOPIX, our security selection contributed to returns in the fiscal year. Security selection in Industrials and Financials contributed to the returns, while overweight in Information Technology and underweight in Communication Services detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	Tokyo Stock Price Index (TR)
2020	$300,000,000	$300,000,000
2020	$299,550,000	$297,807,029
2020	$293,550,000	$292,099,818
2020	$323,250,000	$325,453,450
2020	$350,534,002	$338,382,940
2021	$348,863,346	$334,471,407
2021	$356,457,237	$338,903,001
2021	$372,708,163	$344,944,425
2021	$372,252,530	$338,813,004
2021	$373,619,430	$345,493,420
2021	$360,861,693	$342,190,531
2021	$365,994,098	$338,514,021
2021	$371,536,993	$348,872,735
2021	$376,264,757	$358,043,699
2021	$364,852,914	$345,382,237
2021	$344,800,676	$334,313,330
2021	$353,083,060	$340,943,581
2022	$350,766,008	$324,272,438
2022	$351,300,712	$322,984,858
2022	$329,377,837	$319,117,168
2022	$312,089,065	$288,543,393
2022	$312,267,300	$296,119,292
2022	$299,256,162	$274,594,116
2022	$312,778,737	$289,513,856
2022	$297,732,255	$282,480,916
2022	$274,410,209	$255,262,373
2022	$275,162,533	$261,247,709
2022	$305,631,658	$286,471,530
2022	$308,125,771	$289,055,076
2023	$324,970,485	$306,252,137
2023	$319,292,491	$295,130,580
2023	$328,377,281	$306,644,044
2023	$333,676,741	$307,805,477
2023	$334,244,540	$310,804,814
2023	$348,818,057	$323,057,631
2023	$359,055,587	$333,540,573
2023	$353,310,698	$326,906,049
2023	$351,587,231	$320,123,368
2023	$342,395,408	$305,991,201
2023	$361,353,543	$330,435,419
2023	$375,314,140	$345,648,057
2024	$382,852,161	$359,402,731
2024	$390,191,814	$368,279,490
2024	$402,490,692	$377,372,593
2024	$391,778,766	$361,946,781
2024	$400,308,633	$366,598,307
2024	$393,960,825	$363,271,492
2024	$421,403,840	$386,277,574
2024	$429,226,186	$387,580,884
2024	$435,443,949	$387,923,661
2024	$403,352,271	$371,123,726
2024	$414,183,212	$374,459,295
2024	$406,437,177	$372,057,261
2025	$411,728,798	$378,230,965
2025	$415,188,704	$373,925,900

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	9/14/2020 (commencement of operations)
Class VI	6.41%	7.56%
Tokyo Stock Price Index (TR)	1.53%	5.07%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.74% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.58% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Sep. 14, 2020
AssetsNet		$ 179,012,016
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 842,739
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$179,012,016
Number of Portfolio Holdings	37
Portfolio Turnover Rate	23%Footnote Reference*
Total Advisory Fees Paid, Net	$842,739
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	25.6
Banks	9.6
Technology Hardware & Equipment	9.3
Consumer Durables & Apparel	8.8
Food, Beverage & Tobacco	8.6
Materials	7.1
Automobiles & Components	6.5
Financial Services	5.8
Health Care Equipment & Services	5.0
Insurance	4.7
Semiconductors & Semiconductor Equipment	3.9
Transportation	3.1
Software & Services	2.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000222630
Shareholder Report [Line Items]
Fund Name		GMO-Usonian Japan Value Creation Fund
Class Name		Class I
Trading Symbol		GMIIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO-Usonian Japan Value Creation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$82	0.80%

Expenses Paid, Amount		$ 82
Expense Ratio, Percent		0.80%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Tokyo Stock Price Index (TR) (“TOPIX”) is included for comparative purposes.

Class I shares of GMO-Usonian Japan Value Creation Fund returned +6.13% (net) for the fiscal year ended February 28, 2025, as compared with +1.53% for TOPIX.

In 2024, Japan's equity market experienced significant growth, with the TOPIX index rising by 20.02% for the calendar year in local terms, due to solid global economic growth and stock market reforms. The end of deflation and renewed corporate dynamism further boosted investor confidence.

Relative to the TOPIX, our security selection contributed to returns in the fiscal year. Security selection in Industrials and Financials contributed to the returns, while overweight in Information Technology and underweight in Communication Services detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	Tokyo Stock Price Index (TR)
2021	$10,000	$10,000
2021	$9,519	$9,770
2021	$9,653	$9,665
2021	$9,799	$9,961
2021	$9,920	$10,223
2021	$9,618	$9,861
2021	$9,085	$9,545
2021	$9,304	$9,735
2022	$9,243	$9,259
2022	$9,257	$9,222
2022	$8,679	$9,111
2022	$8,218	$8,238
2022	$8,223	$8,455
2022	$7,880	$7,840
2022	$8,234	$8,266
2022	$7,838	$8,065
2022	$7,218	$7,288
2022	$7,238	$7,459
2022	$8,041	$8,179
2022	$8,101	$8,253
2023	$8,544	$8,744
2023	$8,395	$8,426
2023	$8,639	$8,755
2023	$8,773	$8,788
2023	$8,788	$8,874
2023	$9,167	$9,224
2023	$9,435	$9,523
2023	$9,278	$9,334
2023	$9,233	$9,140
2023	$8,996	$8,737
2023	$9,490	$9,434
2023	$9,853	$9,869
2024	$10,051	$10,262
2024	$10,244	$10,515
2024	$10,562	$10,775
2024	$10,281	$10,334
2024	$10,500	$10,467
2024	$10,338	$10,372
2024	$11,054	$11,029
2024	$11,254	$11,066
2024	$11,412	$11,076
2024	$10,574	$10,596
2024	$10,859	$10,691
2024	$10,648	$10,623
2025	$10,787	$10,799
2025	$10,872	$10,676

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	6/7/2021 (commencement of operations)
Class I	6.13%	2.27%
Tokyo Stock Price Index (TR)	1.53%	1.77%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.96% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.80% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jun. 07, 2021
AssetsNet		$ 179,012,016
Holdings Count | Holding		37
Advisory Fees Paid, Amount		$ 842,739
InvestmentCompanyPortfolioTurnover		23.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$179,012,016
Number of Portfolio Holdings	37
Portfolio Turnover Rate	23%Footnote Reference*
Total Advisory Fees Paid, Net	$842,739
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 32%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	25.6
Banks	9.6
Technology Hardware & Equipment	9.3
Consumer Durables & Apparel	8.8
Food, Beverage & Tobacco	8.6
Materials	7.1
Automobiles & Components	6.5
Financial Services	5.8
Health Care Equipment & Services	5.0
Insurance	4.7
Semiconductors & Semiconductor Equipment	3.9
Transportation	3.1
Software & Services	2.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000220241
Shareholder Report [Line Items]
Fund Name		GMO Quality Cyclicals Fund
Class Name		Class VI
Trading Symbol		GMAEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Quality Cyclicals Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Material Fund Change Notice [Text Block]
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$43	0.41%

Expenses Paid, Amount		$ 43
Expense Ratio, Percent		0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class VI shares of GMO Quality Cyclicals Fund returned +7.53% (net) for the fiscal year ended February 28, 2025, as compared with +15.06% for the MSCI ACWI.

Relative to the MSCI ACWI, sector allocation helped this period. The Health Care (underweight) and Financials (overweight) allocations added to returns while Energy (overweight) and Communication Services (underweight) detracted from returns. Security selection within sector detracted from relative returns. Selection results in Financials and Communication Services added to returns. Information Technology and Consumer Staples had a negative impact. Stock selection was more material than sector allocation.

The U.S./non-U.S. regional allocation made a negative contribution.

Booking Holdings, Wells Fargo, and Microsoft (underweight) helped returns while Neste, Fomento Economico Mexicano SAB, and NVIDIA (underweight) reduced returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	MSCI ACWI
2020	$300,000,000	$300,000,000
2020	$327,300,000	$315,988,406
2020	$326,400,000	$326,085,024
2020	$333,600,000	$343,330,694
2020	$357,000,000	$364,344,286
2020	$343,800,000	$352,596,657
2020	$338,850,000	$344,025,528
2020	$418,050,000	$386,431,121
2020	$443,078,785	$404,372,911
2021	$420,092,587	$402,533,805
2021	$460,675,116	$411,857,878
2021	$481,759,008	$422,858,330
2021	$499,989,442	$441,346,765
2021	$519,805,130	$448,010,398
2021	$513,147,058	$454,122,247
2021	$510,387,853	$457,250,712
2021	$498,788,129	$468,695,387
2021	$493,515,527	$449,333,697
2021	$516,890,729	$472,269,271
2021	$478,576,489	$460,896,813
2021	$512,290,775	$479,332,914
2022	$513,670,019	$455,791,723
2022	$507,758,972	$444,019,880
2022	$509,138,216	$453,636,913
2022	$472,883,792	$417,326,983
2022	$483,917,747	$417,815,365
2022	$425,989,483	$382,595,051
2022	$449,008,304	$409,312,629
2022	$434,695,653	$394,243,826
2022	$392,575,566	$356,503,140
2022	$425,699,130	$378,017,049
2022	$470,068,348	$407,337,334
2022	$447,523,335	$391,308,219
2023	$504,687,101	$419,355,963
2023	$489,117,203	$407,337,220
2023	$495,345,162	$419,896,478
2023	$507,801,080	$425,931,467
2023	$484,891,088	$421,369,519
2023	$515,363,602	$445,834,629
2023	$539,263,436	$462,155,723
2023	$517,448,952	$449,241,281
2023	$493,288,824	$430,664,779
2023	$470,301,518	$417,716,044
2023	$511,819,408	$456,269,499
2023	$549,779,184	$478,185,935
2024	$542,211,175	$480,989,191
2024	$557,835,451	$501,630,038
2024	$589,816,389	$517,106,507
2024	$564,671,071	$500,309,753
2024	$585,422,061	$520,629,140
2024	$570,530,174	$532,224,662
2024	$581,049,357	$540,808,108
2024	$587,410,318	$554,542,742
2024	$599,398,284	$567,425,374
2024	$587,165,666	$554,688,481
2024	$603,068,069	$575,435,873
2024	$574,030,413	$561,814,371
2025	$602,192,382	$580,672,207
2025	$599,823,619	$577,174,025

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5/12/2020 (commencement of operations)
Class VI	7.53%	15.53%
MSCI ACWI	15.06%	14.61%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.58% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.41% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		May 12, 2020
Material Change Date	Mar. 01, 2024
AssetsNet		$ 81,210,784
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 259,378
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,210,784
Number of Portfolio Holdings	66
Portfolio Turnover Rate	29%Footnote Reference*
Total Advisory Fees Paid, Net	$259,378
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 35%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	56.5
United Kingdom	8.9
Spain	7.2
France	6.4
Mexico	5.1
Ireland	4.7
Canada	4.4
Germany	2.7
Netherlands	2.0
Other (each less than 1%)	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Consumer Services	17.0
Capital Goods	15.3
Financial Services	11.4
Energy	7.5
Semiconductors & Semiconductor Equipment	7.5
Media & Entertainment	6.0
Banks	5.6
Transportation	5.5
Food, Beverage & Tobacco	5.5
Materials	5.2
Consumer Durables & Apparel	5.0
Consumer Discretionary Distribution & Retail	3.9
Insurance	3.4
Household & Personal Products	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

In March 2025, the Board of Trustees of GMO Trust approved the termination of GMO Quality Cyclicals Fund. The Fund is expected to liquidate on or about April 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since March 1, 2024.
C000220259
Shareholder Report [Line Items]
Fund Name		GMO Quality Cyclicals Fund
Class Name		Class I
Trading Symbol		GMAOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Quality Cyclicals Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Material Fund Change Notice [Text Block]
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$63	0.61%

Expenses Paid, Amount		$ 63
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) is included for comparative purposes.

Class I shares of GMO Quality Cyclicals Fund returned +7.33% (net) for the fiscal year ended February 28, 2025, as compared with +15.06% for the MSCI ACWI.

Relative to the MSCI ACWI, sector allocation helped this period. The Health Care (underweight) and Financials (overweight) allocations added to returns while Energy (overweight) and Communication Services (underweight) detracted from returns. Security selection within sector detracted from relative returns. Selection results in Financials and Communication Services added to returns. Information Technology and Consumer Staples had a negative impact. Stock selection was more material than sector allocation.

The U.S./non-U.S. regional allocation made a negative contribution.

Booking Holdings, Wells Fargo, and Microsoft (underweight) helped returns while Neste, Fomento Economico Mexicano SAB, and NVIDIA (underweight) reduced returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	MSCI ACWI
2021	$10,000	$10,000
2021	$10,204	$10,074
2021	$9,972	$10,326
2021	$9,866	$9,899
2021	$10,330	$10,405
2021	$9,564	$10,154
2021	$10,237	$10,560
2022	$10,260	$10,042
2022	$10,142	$9,782
2022	$10,166	$9,994
2022	$9,441	$9,194
2022	$9,658	$9,205
2022	$8,504	$8,429
2022	$8,963	$9,018
2022	$8,673	$8,686
2022	$7,833	$7,854
2022	$8,494	$8,328
2022	$9,375	$8,974
2022	$8,928	$8,621
2023	$10,063	$9,239
2023	$9,753	$8,974
2023	$9,873	$9,251
2023	$10,121	$9,384
2023	$9,660	$9,283
2023	$10,267	$9,822
2023	$10,742	$10,182
2023	$10,307	$9,897
2023	$9,826	$9,488
2023	$9,363	$9,203
2023	$10,186	$10,052
2023	$10,944	$10,535
2024	$10,788	$10,597
2024	$11,099	$11,052
2024	$11,736	$11,393
2024	$11,236	$11,022
2024	$11,639	$11,470
2024	$11,347	$11,726
2024	$11,555	$11,915
2024	$11,676	$12,217
2024	$11,910	$12,501
2024	$11,667	$12,221
2024	$11,983	$12,678
2024	$11,406	$12,378
2025	$11,960	$12,793
2025	$11,913	$12,716

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	7/16/2021 (commencement of operations)
Class I	7.33%	4.95%
MSCI ACWI	15.06%	6.86%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.79% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.61% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jul. 16, 2021
Material Change Date	Mar. 01, 2024
AssetsNet		$ 81,210,784
Holdings Count | Holding		66
Advisory Fees Paid, Amount		$ 259,378
InvestmentCompanyPortfolioTurnover		29.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$81,210,784
Number of Portfolio Holdings	66
Portfolio Turnover Rate	29%Footnote Reference*
Total Advisory Fees Paid, Net	$259,378
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 35%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	56.5
United Kingdom	8.9
Spain	7.2
France	6.4
Mexico	5.1
Ireland	4.7
Canada	4.4
Germany	2.7
Netherlands	2.0
Other (each less than 1%)	2.1
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Consumer Services	17.0
Capital Goods	15.3
Financial Services	11.4
Energy	7.5
Semiconductors & Semiconductor Equipment	7.5
Media & Entertainment	6.0
Banks	5.6
Transportation	5.5
Food, Beverage & Tobacco	5.5
Materials	5.2
Consumer Durables & Apparel	5.0
Consumer Discretionary Distribution & Retail	3.9
Insurance	3.4
Household & Personal Products	1.2
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

In March 2025, the Board of Trustees of GMO Trust approved the termination of GMO Quality Cyclicals Fund. The Fund is expected to liquidate on or about April 2025.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since March 1, 2024.
C000011437
Shareholder Report [Line Items]
Fund Name		GMO Quality Fund
Class Name		Class III
Trading Symbol		GQETX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$54	0.50%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class III shares of GMO Quality Fund returned +14.78% (net) for the fiscal year ended February 28, 2025, as compared with +18.41% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Materials (underweight) and Energy (underweight) allocations helped returns while Health Care (overweight) and Financials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Industrials and Health Care helped returns. Consumer Staples and Information Technology detracted from returns. Sector allocation was more significant than stock selection within sector.

The allocation to non-U.S. stocks contributed to returns.

TSMC, SAP, and Oracle made the largest positive impact while NVIDIA (underweight), Elevance Health, and Lam Research detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	S&P 500 Index
2015	$10,000	$10,000
2015	$9,791	$9,842
2015	$9,848	$9,936
2015	$9,943	$10,064
2015	$9,656	$9,869
2015	$9,972	$10,076
2015	$9,352	$9,468
2015	$9,254	$9,234
2015	$9,967	$10,013
2015	$9,907	$10,042
2015	$9,890	$9,884
2016	$9,670	$9,394
2016	$9,711	$9,381
2016	$10,299	$10,017
2016	$10,202	$10,056
2016	$10,457	$10,237
2016	$10,570	$10,263
2016	$10,944	$10,642
2016	$10,928	$10,657
2016	$10,938	$10,659
2016	$10,699	$10,464
2016	$10,699	$10,852
2016	$10,851	$11,066
2017	$11,058	$11,276
2017	$11,677	$11,724
2017	$11,852	$11,738
2017	$12,138	$11,858
2017	$12,572	$12,025
2017	$12,620	$12,100
2017	$12,750	$12,349
2017	$12,937	$12,387
2017	$13,017	$12,642
2017	$13,601	$12,937
2017	$13,959	$13,334
2017	$14,005	$13,482
2018	$14,859	$14,254
2018	$14,400	$13,729
2018	$13,907	$13,380
2018	$13,999	$13,431
2018	$14,308	$13,755
2018	$14,475	$13,839
2018	$15,251	$14,354
2018	$15,836	$14,822
2018	$15,974	$14,906
2018	$15,167	$13,888
2018	$15,412	$14,171
2018	$14,069	$12,891
2019	$14,953	$13,924
2019	$15,388	$14,371
2019	$15,934	$14,650
2019	$16,390	$15,244
2019	$15,575	$14,275
2019	$16,514	$15,281
2019	$16,878	$15,501
2019	$16,627	$15,255
2019	$16,801	$15,540
2019	$17,347	$15,877
2019	$17,969	$16,453
2019	$18,528	$16,950
2020	$18,416	$16,943
2020	$17,025	$15,549
2020	$15,485	$13,628
2020	$17,220	$15,375
2020	$17,780	$16,107
2020	$17,967	$16,428
2020	$18,798	$17,354
2020	$19,938	$18,601
2020	$19,333	$17,895
2020	$18,627	$17,419
2020	$20,860	$19,326
2020	$21,948	$20,069
2021	$21,579	$19,866
2021	$22,273	$20,414
2021	$23,422	$21,308
2021	$24,760	$22,445
2021	$25,145	$22,602
2021	$25,446	$23,129
2021	$26,194	$23,679
2021	$26,675	$24,399
2021	$25,434	$23,264
2021	$26,980	$24,894
2021	$26,133	$24,721
2021	$27,699	$25,829
2022	$26,679	$24,493
2022	$25,549	$23,759
2022	$25,923	$24,642
2022	$24,347	$22,493
2022	$24,493	$22,534
2022	$22,835	$20,674
2022	$24,507	$22,580
2022	$23,286	$21,659
2022	$21,342	$19,665
2022	$22,976	$21,257
2022	$24,620	$22,445
2022	$23,483	$21,151
2023	$25,061	$22,480
2023	$24,195	$21,932
2023	$25,519	$22,737
2023	$26,334	$23,092
2023	$27,057	$23,192
2023	$28,503	$24,725
2023	$29,266	$25,519
2023	$28,735	$25,113
2023	$27,297	$23,916
2023	$27,205	$23,413
2023	$29,582	$25,551
2023	$30,530	$26,712
2024	$31,359	$27,161
2024	$32,943	$28,611
2024	$33,835	$29,531
2024	$32,560	$28,325
2024	$33,697	$29,730
2024	$35,036	$30,796
2024	$35,457	$31,171
2024	$36,532	$31,927
2024	$37,118	$32,609
2024	$35,979	$32,313
2024	$37,203	$34,210
2024	$36,307	$33,395
2025	$38,189	$34,325
2025	$37,810	$33,877

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III	14.78%	17.30%	14.22%
S&P 500 Index	18.41%	16.86%	12.98%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.51% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.50% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 11,071,480,148
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 34,260,503
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,071,480,148
Number of Portfolio Holdings	47
Portfolio Turnover Rate	16%Footnote Reference*
Total Advisory Fees Paid, Net	$34,260,503
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 28%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	76.3
United Kingdom	7.5
France	5.3
Germany	3.6
Taiwan	2.8
Switzerland	1.7
Denmark	1.1
Netherlands	1.1
Other (each less than 1%)	0.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	17.6
Health Care Equipment & Services	14.5
Pharmaceuticals, Biotechnology & Life Sciences	11.7
Semiconductors & Semiconductor Equipment	9.9
Media & Entertainment	8.7
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.2
Capital Goods	5.1
Consumer Services	5.0
Banks	4.1
Financial Services	3.7
Consumer Discretionary Distribution & Retail	3.6
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000011438
Shareholder Report [Line Items]
Fund Name		GMO Quality Fund
Class Name		Class IV
Trading Symbol		GQEFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$49	0.46%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class IV shares of GMO Quality Fund returned +14.83% (net) for the fiscal year ended February 28, 2025, as compared with +18.41% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Materials (underweight) and Energy (underweight) allocations helped returns while Health Care (overweight) and Financials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Industrials and Health Care helped returns. Consumer Staples and Information Technology detracted from returns. Sector allocation was more significant than stock selection within sector.

The allocation to non-U.S. stocks contributed to returns.

TSMC, SAP, and Oracle made the largest positive impact while NVIDIA (underweight), Elevance Health, and Lam Research detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class IV	S&P 500 Index
2015	$125,000,000	$125,000,000
2015	$122,338,114	$123,023,190
2015	$123,044,329	$124,203,377
2015	$124,239,461	$125,800,541
2015	$120,654,064	$123,365,288
2015	$124,684,894	$125,949,942
2015	$116,881,169	$118,350,899
2015	$115,658,197	$115,422,484
2015	$124,568,421	$125,158,841
2015	$123,811,343	$125,531,044
2015	$123,632,458	$123,551,187
2016	$120,886,489	$117,420,053
2016	$121,397,367	$117,261,631
2016	$128,805,096	$125,216,449
2016	$127,591,761	$125,701,879
2016	$130,784,748	$127,959,253
2016	$132,189,663	$128,290,805
2016	$136,859,287	$133,020,725
2016	$136,664,516	$133,207,492
2016	$136,794,363	$133,232,678
2016	$133,807,870	$130,802,356
2016	$133,807,870	$135,646,607
2016	$135,756,289	$138,327,812
2017	$138,336,453	$140,951,399
2017	$146,076,943	$146,548,004
2017	$148,260,158	$146,718,949
2017	$151,832,692	$148,225,740
2017	$157,257,651	$150,311,691
2017	$157,919,231	$151,249,867
2017	$159,551,899	$154,359,969
2017	$161,892,350	$154,832,498
2017	$162,828,530	$158,026,406
2017	$170,184,234	$161,714,016
2017	$174,664,526	$166,673,750
2017	$175,207,411	$168,526,938
2018	$185,947,546	$178,175,771
2018	$180,219,474	$171,608,726
2018	$174,061,796	$167,247,587
2018	$175,207,411	$167,889,327
2018	$179,073,860	$171,932,433
2018	$181,150,286	$172,990,664
2018	$190,880,396	$179,428,273
2018	$198,198,971	$185,274,999
2018	$199,916,596	$186,329,572
2018	$189,834,885	$173,593,916
2018	$192,896,738	$177,131,480
2018	$176,104,436	$161,138,128
2019	$187,240,452	$174,051,064
2019	$192,678,972	$179,639,536
2019	$199,498,702	$183,130,243
2019	$205,196,199	$190,545,122
2019	$195,009,766	$178,436,328
2019	$206,750,061	$191,011,856
2019	$211,414,922	$193,757,099
2019	$208,181,209	$190,687,925
2019	$210,453,548	$194,255,780
2019	$217,270,565	$198,463,307
2019	$225,048,956	$205,667,303
2019	$232,081,632	$211,874,756
2020	$230,679,609	$211,791,684
2020	$213,294,517	$194,357,166
2020	$193,946,592	$170,351,557
2020	$215,631,223	$192,189,564
2020	$222,734,809	$201,343,179
2020	$225,164,983	$205,347,332
2020	$235,582,340	$216,925,870
2020	$249,833,617	$232,518,615
2020	$242,174,767	$223,683,682
2020	$233,449,496	$217,735,085
2020	$261,370,365	$241,569,230
2020	$275,044,233	$250,857,125
2021	$270,435,152	$248,324,524
2021	$279,117,374	$255,172,052
2021	$293,587,745	$266,347,483
2021	$310,309,063	$280,562,118
2021	$315,239,707	$282,521,669
2021	$318,991,285	$289,117,079
2021	$328,359,672	$295,985,028
2021	$334,365,586	$304,984,647
2021	$318,859,409	$290,799,879
2021	$338,296,729	$311,173,838
2021	$327,595,283	$309,017,729
2021	$347,277,112	$322,866,708
2022	$334,406,560	$306,159,311
2022	$320,397,021	$296,992,458
2022	$325,066,867	$308,019,648
2022	$305,248,495	$281,159,770
2022	$307,070,874	$281,675,590
2022	$286,341,312	$258,425,027
2022	$307,440,186	$282,252,966
2022	$292,050,555	$270,742,160
2022	$267,615,110	$245,807,177
2022	$288,173,777	$265,708,060
2022	$308,849,923	$280,556,896
2022	$294,584,533	$264,392,754
2023	$314,452,750	$281,005,587
2023	$303,627,119	$274,149,344
2023	$320,183,967	$284,214,526
2023	$330,500,157	$288,650,675
2023	$339,415,383	$289,905,342
2023	$357,627,915	$309,060,916
2023	$367,202,839	$318,989,484
2023	$360,568,181	$313,910,684
2023	$342,578,048	$298,944,078
2023	$341,429,742	$292,658,319
2023	$371,285,706	$319,385,459
2023	$383,142,297	$333,895,336
2024	$393,644,810	$339,506,202
2024	$413,453,347	$357,634,342
2024	$424,753,519	$369,141,082
2024	$408,667,392	$354,063,679
2024	$423,025,257	$371,619,810
2024	$439,776,100	$384,954,308
2024	$445,124,652	$389,640,117
2024	$458,580,980	$399,091,500
2024	$466,041,914	$407,614,939
2024	$451,786,200	$403,918,449
2024	$467,240,992	$427,628,923
2024	$455,957,897	$417,435,016
2025	$479,654,883	$429,059,496
2025	$474,776,092	$423,461,077

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class IV	14.83%	17.36%	14.27%
S&P 500 Index	18.41%	16.86%	12.98%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.47% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.46% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 11,071,480,148
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 34,260,503
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,071,480,148
Number of Portfolio Holdings	47
Portfolio Turnover Rate	16%Footnote Reference*
Total Advisory Fees Paid, Net	$34,260,503
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 28%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	76.3
United Kingdom	7.5
France	5.3
Germany	3.6
Taiwan	2.8
Switzerland	1.7
Denmark	1.1
Netherlands	1.1
Other (each less than 1%)	0.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	17.6
Health Care Equipment & Services	14.5
Pharmaceuticals, Biotechnology & Life Sciences	11.7
Semiconductors & Semiconductor Equipment	9.9
Media & Entertainment	8.7
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.2
Capital Goods	5.1
Consumer Services	5.0
Banks	4.1
Financial Services	3.7
Consumer Discretionary Distribution & Retail	3.6
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000011440
Shareholder Report [Line Items]
Fund Name		GMO Quality Fund
Class Name		Class VI
Trading Symbol		GQLOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$44	0.41%

Expenses Paid, Amount		$ 44
Expense Ratio, Percent		0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class VI shares of GMO Quality Fund returned +14.85% (net) for the fiscal year ended February 28, 2025, as compared with +18.41% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Materials (underweight) and Energy (underweight) allocations helped returns while Health Care (overweight) and Financials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Industrials and Health Care helped returns. Consumer Staples and Information Technology detracted from returns. Sector allocation was more significant than stock selection within sector.

The allocation to non-U.S. stocks contributed to returns.

TSMC, SAP, and Oracle made the largest positive impact while NVIDIA (underweight), Elevance Health, and Lam Research detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	S&P 500 Index
2015	$300,000,000	$300,000,000
2015	$293,736,407	$295,255,656
2015	$295,432,797	$298,088,106
2015	$298,303,610	$301,921,298
2015	$289,691,170	$296,076,690
2015	$299,300,348	$302,279,860
2015	$280,550,350	$284,042,156
2015	$277,611,917	$277,013,962
2015	$299,160,423	$300,381,218
2015	$297,341,393	$301,274,506
2015	$296,879,046	$296,522,848
2016	$290,278,322	$281,808,128
2016	$291,506,364	$281,427,914
2016	$309,312,966	$300,519,476
2016	$306,396,368	$301,684,511
2016	$314,071,628	$307,102,207
2016	$317,448,742	$307,897,931
2016	$328,665,766	$319,249,740
2016	$328,353,494	$319,697,982
2016	$328,665,766	$319,758,426
2016	$321,483,521	$313,925,655
2016	$321,483,521	$325,551,856
2016	$326,110,949	$331,986,749
2017	$332,318,039	$338,283,357
2017	$350,939,308	$351,715,209
2017	$356,191,461	$352,125,477
2017	$364,785,893	$355,741,776
2017	$377,995,853	$360,748,059
2017	$379,428,259	$362,999,680
2017	$383,304,423	$370,463,926
2017	$389,097,437	$371,597,996
2017	$391,350,275	$379,263,375
2017	$409,051,151	$388,113,638
2017	$419,832,594	$400,016,999
2017	$421,280,655	$404,464,651
2018	$446,964,296	$427,621,851
2018	$433,174,422	$411,860,942
2018	$418,522,681	$401,394,209
2018	$421,280,655	$402,934,385
2018	$430,588,820	$412,637,839
2018	$435,587,650	$415,177,595
2018	$458,914,505	$430,627,855
2018	$476,537,397	$444,659,997
2018	$480,853,207	$447,190,972
2018	$456,396,949	$416,625,397
2018	$463,949,617	$425,115,553
2018	$423,610,734	$386,731,508
2019	$450,229,376	$417,722,553
2019	$463,330,739	$431,134,885
2019	$479,759,432	$439,512,583
2019	$493,692,628	$457,308,293
2019	$469,153,567	$428,247,187
2019	$497,435,874	$458,428,455
2019	$508,575,509	$465,017,037
2019	$500,783,669	$457,651,020
2019	$506,259,016	$466,213,871
2019	$522,685,057	$476,311,938
2019	$541,638,182	$493,601,528
2019	$558,341,926	$508,499,415
2020	$554,962,132	$508,300,042
2020	$513,052,690	$466,457,198
2020	$466,636,856	$408,843,737
2020	$518,910,999	$461,254,953
2020	$536,035,287	$483,223,630
2020	$541,668,277	$492,833,597
2020	$566,919,670	$520,622,088
2020	$601,285,523	$558,044,676
2020	$583,050,581	$536,840,838
2020	$561,776,482	$522,564,205
2020	$629,105,498	$579,766,152
2020	$662,019,676	$602,057,100
2021	$650,899,814	$595,978,857
2021	$671,846,531	$612,412,926
2021	$706,757,725	$639,233,958
2021	$747,099,549	$673,349,084
2021	$758,995,215	$678,052,006
2021	$768,046,265	$693,880,990
2021	$790,681,096	$710,364,068
2021	$805,176,916	$731,963,154
2021	$767,751,344	$697,919,709
2021	$814,401,529	$746,817,212
2021	$789,099,734	$741,642,550
2021	$836,337,856	$774,880,100
2022	$805,535,541	$734,782,347
2022	$771,707,999	$712,781,898
2022	$782,983,846	$739,247,155
2022	$735,405,270	$674,783,448
2022	$739,530,580	$676,021,417
2022	$689,751,839	$620,220,065
2022	$740,573,124	$677,407,119
2022	$703,402,595	$649,781,184
2022	$644,667,486	$589,937,226
2022	$694,322,772	$637,699,345
2022	$743,978,058	$673,336,550
2022	$709,738,628	$634,542,610
2023	$757,444,390	$674,413,408
2023	$731,283,165	$657,958,426
2023	$771,602,229	$682,114,862
2023	$796,224,558	$692,761,620
2023	$818,076,874	$695,772,820
2023	$861,781,508	$741,746,198
2023	$884,775,342	$765,574,762
2023	$869,047,373	$753,385,641
2023	$825,564,165	$717,465,787
2023	$822,788,641	$702,379,966
2023	$894,643,871	$766,525,101
2023	$923,591,056	$801,348,807
2024	$948,665,926	$814,814,884
2024	$996,886,831	$858,322,421
2024	$1,023,569,065	$885,938,597
2024	$985,313,814	$849,752,829
2024	$1,019,711,392	$891,887,544
2024	$1,060,216,952	$923,890,338
2024	$1,072,950,579	$935,136,281
2024	$1,105,815,732	$957,819,600
2024	$1,123,859,345	$978,275,853
2024	$1,089,383,155	$969,404,277
2024	$1,126,437,004	$1,026,309,415
2024	$1,099,428,148	$1,001,844,039
2025	$1,156,423,043	$1,029,742,791
2025	$1,144,956,615	$1,016,306,585

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class VI	14.85%	17.42%	14.33%
S&P 500 Index	18.41%	16.86%	12.98%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.42% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.41% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 11,071,480,148
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 34,260,503
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,071,480,148
Number of Portfolio Holdings	47
Portfolio Turnover Rate	16%Footnote Reference*
Total Advisory Fees Paid, Net	$34,260,503
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 28%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	76.3
United Kingdom	7.5
France	5.3
Germany	3.6
Taiwan	2.8
Switzerland	1.7
Denmark	1.1
Netherlands	1.1
Other (each less than 1%)	0.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	17.6
Health Care Equipment & Services	14.5
Pharmaceuticals, Biotechnology & Life Sciences	11.7
Semiconductors & Semiconductor Equipment	9.9
Media & Entertainment	8.7
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.2
Capital Goods	5.1
Consumer Services	5.0
Banks	4.1
Financial Services	3.7
Consumer Discretionary Distribution & Retail	3.6
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213357
Shareholder Report [Line Items]
Fund Name		GMO Quality Fund
Class Name		Class R6
Trading Symbol		GQESX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$54	0.50%

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.50%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class R6 shares of GMO Quality Fund returned +14.76% (net) for the fiscal year ended February 28, 2025, as compared with +18.41% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Materials (underweight) and Energy (underweight) allocations helped returns while Health Care (overweight) and Financials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Industrials and Health Care helped returns. Consumer Staples and Information Technology detracted from returns. Sector allocation was more significant than stock selection within sector.

The allocation to non-U.S. stocks contributed to returns.

TSMC, SAP, and Oracle made the largest positive impact while NVIDIA (underweight), Elevance Health, and Lam Research detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class R6	S&P 500 Index
2019	$10,000	$10,000
2019	$10,198	$10,172
2019	$10,510	$10,479
2020	$10,450	$10,475
2020	$9,661	$9,613
2020	$8,787	$8,425
2020	$9,767	$9,506
2020	$10,090	$9,958
2020	$10,196	$10,156
2020	$10,668	$10,729
2020	$11,315	$11,500
2020	$10,967	$11,063
2020	$10,571	$10,769
2020	$11,839	$11,948
2020	$12,453	$12,407
2021	$12,244	$12,282
2021	$12,638	$12,621
2021	$13,290	$13,173
2021	$14,050	$13,876
2021	$14,269	$13,973
2021	$14,439	$14,299
2021	$14,862	$14,639
2021	$15,134	$15,084
2021	$14,430	$14,383
2021	$15,308	$15,390
2021	$14,827	$15,284
2021	$15,718	$15,969
2022	$15,133	$15,142
2022	$14,497	$14,689
2022	$14,709	$15,234
2022	$13,814	$13,906
2022	$13,897	$13,931
2022	$12,960	$12,781
2022	$13,906	$13,960
2022	$13,212	$13,391
2022	$12,108	$12,157
2022	$13,036	$13,142
2022	$13,970	$13,876
2022	$13,326	$13,077
2023	$14,223	$13,898
2023	$13,731	$13,559
2023	$14,483	$14,057
2023	$14,946	$14,276
2023	$15,351	$14,338
2023	$16,172	$15,286
2023	$16,607	$15,777
2023	$16,305	$15,526
2023	$15,494	$14,786
2023	$15,442	$14,475
2023	$16,786	$15,797
2023	$17,322	$16,514
2024	$17,799	$16,792
2024	$18,693	$17,688
2024	$19,200	$18,257
2024	$18,475	$17,512
2024	$19,127	$18,380
2024	$19,882	$19,040
2024	$20,117	$19,271
2024	$20,728	$19,739
2024	$21,067	$20,160
2024	$20,419	$19,977
2024	$21,115	$21,150
2024	$20,604	$20,646
2025	$21,674	$21,221
2025	$21,452	$20,944

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	11/12/2019 (commencement of operations)
Class R6	14.76%	17.30%	15.50%
S&P 500 Index	18.41%	16.86%	14.97%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.51% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.50% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Nov. 12, 2019
AssetsNet		$ 11,071,480,148
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 34,260,503
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,071,480,148
Number of Portfolio Holdings	47
Portfolio Turnover Rate	16%Footnote Reference*
Total Advisory Fees Paid, Net	$34,260,503
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 28%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	76.3
United Kingdom	7.5
France	5.3
Germany	3.6
Taiwan	2.8
Switzerland	1.7
Denmark	1.1
Netherlands	1.1
Other (each less than 1%)	0.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	17.6
Health Care Equipment & Services	14.5
Pharmaceuticals, Biotechnology & Life Sciences	11.7
Semiconductors & Semiconductor Equipment	9.9
Media & Entertainment	8.7
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.2
Capital Goods	5.1
Consumer Services	5.0
Banks	4.1
Financial Services	3.7
Consumer Discretionary Distribution & Retail	3.6
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213356
Shareholder Report [Line Items]
Fund Name		GMO Quality Fund
Class Name		Class I
Trading Symbol		GQLIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Quality Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.61%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the S&P 500 Index is included for comparative purposes.

Class I shares of GMO Quality Fund returned +14.63% (net) for the fiscal year ended February 28, 2025, as compared with +18.41% for the S&P 500 Index.

Relative to the S&P 500, sector allocation made a negative contribution this period. The Materials (underweight) and Energy (underweight) allocations helped returns while Health Care (overweight) and Financials (underweight) reduced returns. Security selection within sector made a negative contribution. Selection results in Industrials and Health Care helped returns. Consumer Staples and Information Technology detracted from returns. Sector allocation was more significant than stock selection within sector.

The allocation to non-U.S. stocks contributed to returns.

TSMC, SAP, and Oracle made the largest positive impact while NVIDIA (underweight), Elevance Health, and Lam Research detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	S&P 500 Index
2019	$10,000	$10,000
2019	$10,038	$9,999
2019	$10,359	$10,216
2019	$10,731	$10,586
2019	$11,060	$10,906
2020	$10,993	$10,902
2020	$10,162	$10,004
2020	$9,238	$8,769
2020	$10,274	$9,893
2020	$10,609	$10,364
2020	$10,721	$10,570
2020	$11,217	$11,166
2020	$11,898	$11,969
2020	$11,532	$11,514
2020	$11,110	$11,208
2020	$12,440	$12,434
2020	$13,089	$12,912
2021	$12,869	$12,782
2021	$13,278	$13,135
2021	$13,965	$13,710
2021	$14,758	$14,441
2021	$14,994	$14,542
2021	$15,168	$14,882
2021	$15,612	$15,235
2021	$15,899	$15,699
2021	$15,158	$14,968
2021	$16,076	$16,017
2021	$15,570	$15,906
2021	$16,504	$16,619
2022	$15,889	$15,759
2022	$15,220	$15,287
2022	$15,443	$15,855
2022	$14,497	$14,472
2022	$14,584	$14,499
2022	$13,600	$13,302
2022	$14,593	$14,529
2022	$13,864	$13,936
2022	$12,704	$12,653
2022	$13,679	$13,677
2022	$14,655	$14,441
2022	$13,980	$13,609
2023	$14,915	$14,464
2023	$14,399	$14,111
2023	$15,189	$14,629
2023	$15,669	$14,858
2023	$16,094	$14,922
2023	$16,957	$15,908
2023	$17,410	$16,419
2023	$17,094	$16,158
2023	$16,236	$15,388
2023	$16,181	$15,064
2023	$17,593	$16,440
2023	$18,153	$17,187
2024	$18,648	$17,476
2024	$19,586	$18,409
2024	$20,112	$19,001
2024	$19,357	$18,225
2024	$20,029	$19,129
2024	$20,822	$19,815
2024	$21,069	$20,056
2024	$21,710	$20,543
2024	$22,060	$20,981
2024	$21,380	$20,791
2024	$22,104	$22,012
2024	$21,568	$21,487
2025	$22,684	$22,085
2025	$22,451	$21,797

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	9/26/2019 (commencement of operations)
Class I	14.63%	17.18%	16.07%
S&P 500 Index	18.41%	16.86%	15.44%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.63% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.62% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Sep. 26, 2019
AssetsNet		$ 11,071,480,148
Holdings Count | Holding		47
Advisory Fees Paid, Amount		$ 34,260,503
InvestmentCompanyPortfolioTurnover		16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$11,071,480,148
Number of Portfolio Holdings	47
Portfolio Turnover Rate	16%Footnote Reference*
Total Advisory Fees Paid, Net	$34,260,503
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 28%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	76.3
United Kingdom	7.5
France	5.3
Germany	3.6
Taiwan	2.8
Switzerland	1.7
Denmark	1.1
Netherlands	1.1
Other (each less than 1%)	0.6
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Software & Services	17.6
Health Care Equipment & Services	14.5
Pharmaceuticals, Biotechnology & Life Sciences	11.7
Semiconductors & Semiconductor Equipment	9.9
Media & Entertainment	8.7
Food, Beverage & Tobacco	6.3
Technology Hardware & Equipment	5.2
Capital Goods	5.1
Consumer Services	5.0
Banks	4.1
Financial Services	3.7
Consumer Discretionary Distribution & Retail	3.6
Household & Personal Products	2.1
Consumer Durables & Apparel	1.4
Transportation	1.1
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000241005
Shareholder Report [Line Items]
Fund Name		GMO Resource Transition Fund
Class Name		Class VI
Trading Symbol		GMOYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Resource Transition Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$78	0.86%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.86%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers ex-Energy is included for comparative purposes.

Class VI shares of GMO Resource Transition Fund returned -18.78% (net) for the fiscal year ended February 28, 2025, as compared with +2.01% for the MSCI ACWI Commodity Producers ex-Energy.

The Fund’s industrial metals portfolio, the largest segment by weight, fell in absolute terms and also underperformed the benchmark. Within the metals portfolio, larger than the benchmark positions in lithium detracted from returns, while the copper and platinum group metals portfolios added.

The Fund’s energy portfolio, which is primarily an off-benchmark position in clean energy, detracted as the clean energy sector continued to be pressured by poor sentiment. SolarEdge and Green Plains, two clean energy companies, were the biggest detractors.

The Fund’s agriculture portfolio delivered diversifying stronger absolute return.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	MSCI ACWI	MSCI ACWI Commodity Producers ex-Energy
2023	$300,000,000	$300,000,000	$300,000,000
2023	$284,700,000	$289,271,603	$288,965,966
2023	$277,200,000	$298,190,593	$293,555,321
2023	$271,800,000	$302,476,357	$287,270,239
2023	$250,950,000	$299,236,677	$260,085,552
2023	$269,850,000	$316,610,640	$277,175,120
2023	$289,608,150	$328,201,108	$298,592,120
2023	$253,275,764	$319,029,883	$278,420,159
2023	$240,964,791	$305,837,730	$273,124,522
2023	$209,436,687	$296,642,153	$259,260,104
2023	$223,248,999	$324,020,990	$278,812,603
2023	$248,645,109	$339,585,005	$298,215,817
2024	$214,882,384	$341,575,745	$276,354,097
2024	$211,884,759	$356,233,897	$267,928,069
2024	$227,819,503	$367,224,552	$290,449,924
2024	$223,086,411	$355,296,293	$296,575,960
2024	$238,547,845	$369,726,160	$305,159,719
2024	$211,095,911	$377,960,750	$290,299,393
2024	$218,348,317	$384,056,307	$291,670,111
2024	$215,961,127	$393,809,993	$290,061,318
2024	$225,509,887	$402,958,629	$313,881,788
2024	$210,709,308	$393,913,490	$293,482,870
2024	$205,616,636	$408,647,306	$284,117,467
2024	$183,409,733	$398,973,960	$260,120,938
2025	$188,261,842	$412,365,902	$275,012,782
2025	$172,088,145	$409,881,659	$273,303,156

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	2/15/2023 (commencement of operations)
Class VI	(18.78%)	(23.88%)
MSCI ACWI	15.06%	16.56%
MSCI ACWI Commodity Producers ex-Energy	2.01%	(4.47%)

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.94% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.86% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Feb. 15, 2023
AssetsNet		$ 96,211,503
Holdings Count | Holding		62
Advisory Fees Paid, Amount		$ 943,220
InvestmentCompanyPortfolioTurnover		47.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$96,211,503
Number of Portfolio Holdings	62
Portfolio Turnover Rate	47%Footnote Reference*
Total Advisory Fees Paid, Net	$943,220
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 58%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	40.4
Canada	12.6
Brazil	11.5
United Kingdom	10.4
Chile	5.1
Mexico	3.7
France	2.8
Finland	2.7
Norway	1.9
Denmark	1.9
South Africa	1.5
China	1.3
Italy	1.2
Sweden	1.2
Other (each less than 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Materials	52.7
Capital Goods	16.0
Energy	11.1
Food, Beverage & Tobacco	9.4
Semiconductors & Semiconductor Equipment	6.8
Utilities	3.1
Other (each less than 1%)	0.9
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000107485
Shareholder Report [Line Items]
Fund Name		GMO Resources Fund
Class Name		Class III
Trading Symbol		GOFIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$66	0.71%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class III shares of GMO Resources Fund returned -12.82% (net) for the fiscal year ended February 28, 2025, as compared with +2.45% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered negative absolute returns. The underweight to fossil fuel producers and off-benchmark position in clean energy also led to underperformance versus the benchmark, as the clean energy sector continued to come under pressure. Two energy names, Kosmos and SolarEdge, that were part of the fossil fuel and clean energy sectors respectively, were the two biggest relative detractors.

The Fund’s agriculture portfolio delivered diversifying stronger performance and added the most relative return.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	MSCI ACWI	MSCI ACWI Commodity Producers
2015	$10,000	$10,000	$10,000
2015	$9,437	$9,845	$9,409
2015	$10,618	$10,131	$10,288
2015	$10,165	$10,117	$9,800
2015	$9,712	$9,879	$9,334
2015	$9,113	$9,965	$8,595
2015	$8,493	$9,282	$8,000
2015	$7,720	$8,946	$7,348
2015	$8,401	$9,648	$8,149
2015	$8,039	$9,568	$7,879
2015	$7,430	$9,396	$7,299
2016	$6,981	$8,829	$6,966
2016	$7,424	$8,768	$7,185
2016	$8,328	$9,418	$7,918
2016	$9,441	$9,557	$8,786
2016	$8,537	$9,569	$8,376
2016	$8,979	$9,511	$8,770
2016	$9,300	$9,921	$8,843
2016	$9,180	$9,954	$8,773
2016	$9,643	$10,015	$9,034
2016	$9,878	$9,845	$8,989
2016	$10,493	$9,920	$9,372
2016	$10,719	$10,134	$9,666
2017	$11,702	$10,412	$9,766
2017	$11,266	$10,704	$9,539
2017	$11,181	$10,835	$9,515
2017	$11,006	$11,003	$9,369
2017	$10,810	$11,246	$9,269
2017	$10,758	$11,298	$9,149
2017	$11,819	$11,613	$9,664
2017	$12,238	$11,658	$9,648
2017	$12,657	$11,883	$10,140
2017	$12,890	$12,130	$10,330
2017	$12,770	$12,365	$10,412
2017	$13,760	$12,564	$10,990
2018	$14,508	$13,273	$11,532
2018	$14,195	$12,715	$10,746
2018	$14,012	$12,434	$10,678
2018	$14,447	$12,562	$11,416
2018	$14,447	$12,578	$11,531
2018	$14,019	$12,510	$11,537
2018	$14,453	$12,887	$11,663
2018	$13,896	$12,988	$11,175
2018	$14,604	$13,045	$11,709
2018	$13,710	$12,067	$10,695
2018	$13,442	$12,243	$10,346
2018	$12,833	$11,381	$9,698
2019	$14,139	$12,280	$10,597
2019	$14,336	$12,608	$10,858
2019	$14,358	$12,767	$10,984
2019	$14,442	$13,198	$10,953
2019	$13,468	$12,415	$10,188
2019	$14,569	$13,228	$11,006
2019	$14,056	$13,267	$10,641
2019	$12,926	$12,952	$9,869
2019	$13,576	$13,224	$10,191
2019	$13,936	$13,586	$10,192
2019	$13,972	$13,918	$10,292
2019	$15,410	$14,408	$10,965
2020	$14,544	$14,249	$10,015
2020	$13,170	$13,098	$8,661
2020	$9,927	$11,330	$6,710
2020	$11,425	$12,544	$7,704
2020	$12,283	$13,089	$7,889
2020	$12,566	$13,507	$8,062
2020	$13,363	$14,222	$8,274
2020	$14,381	$15,092	$8,454
2020	$13,661	$14,606	$7,705
2020	$13,399	$14,250	$7,395
2020	$16,680	$16,007	$8,921
2020	$18,875	$16,750	$9,614
2021	$19,185	$16,674	$9,663
2021	$20,988	$17,060	$10,741
2021	$21,079	$17,516	$10,944
2021	$21,411	$18,282	$11,327
2021	$22,264	$18,558	$11,905
2021	$22,739	$18,811	$11,832
2021	$22,226	$18,941	$11,688
2021	$22,203	$19,415	$11,466
2021	$22,172	$18,613	$11,592
2021	$23,890	$19,563	$12,228
2021	$22,453	$19,092	$11,649
2021	$23,132	$19,855	$12,320
2022	$23,643	$18,880	$13,277
2022	$23,777	$18,392	$14,035
2022	$25,151	$18,791	$14,846
2022	$22,772	$17,287	$14,201
2022	$24,665	$17,307	$15,278
2022	$20,762	$15,848	$12,854
2022	$22,249	$16,955	$13,481
2022	$22,632	$16,331	$13,721
2022	$20,105	$14,767	$12,604
2022	$21,622	$15,658	$14,303
2022	$24,436	$16,873	$15,365
2022	$23,110	$16,209	$14,916
2023	$25,251	$17,371	$15,767
2023	$23,428	$16,873	$14,785
2023	$22,661	$17,393	$14,729
2023	$22,661	$17,643	$15,104
2023	$20,997	$17,454	$13,656
2023	$22,549	$18,468	$14,511
2023	$24,420	$19,144	$15,472
2023	$22,707	$18,609	$15,237
2023	$22,438	$17,839	$15,462
2023	$20,330	$17,303	$14,701
2023	$21,148	$18,900	$15,053
2023	$22,767	$19,808	$15,459
2024	$20,559	$19,924	$14,925
2024	$20,460	$20,779	$14,920
2024	$21,806	$21,420	$16,098
2024	$21,757	$20,724	$16,515
2024	$22,786	$21,566	$16,686
2024	$20,866	$22,046	$16,104
2024	$21,126	$22,402	$16,219
2024	$21,076	$22,971	$16,085
2024	$20,917	$23,504	$16,206
2024	$19,944	$22,977	$15,712
2024	$20,222	$23,836	$15,761
2024	$18,737	$23,272	$14,600
2025	$19,014	$24,053	$15,137
2025	$17,837	$23,908	$15,286

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III	(12.82%)	6.26%	5.96%
MSCI ACWI	15.06%	12.79%	9.11%
MSCI ACWI Commodity Producers	2.45%	12.04%	4.33%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.72% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.72% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 1,494,612,177
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 9,669,989
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,494,612,177
Number of Portfolio Holdings	107
Portfolio Turnover Rate	48%Footnote Reference*
Total Advisory Fees Paid, Net	$9,669,989
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 79%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	35.0
United Kingdom	15.8
Brazil	10.4
Canada	8.8
Argentina	6.7
Portugal	3.7
Norway	3.2
Chile	2.8
Mexico	2.0
France	1.5
Finland	1.5
Italy	1.2
Austria	1.1
Denmark	1.1
Other (each less than 1%)	5.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	64.5
Industrial Metals	27.4
Agriculture	4.1
Water	3.0
Timber	1.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000107486
Shareholder Report [Line Items]
Fund Name		GMO Resources Fund
Class Name		Class IV
Trading Symbol		GOVIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$62	0.66%

Expenses Paid, Amount		$ 62
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class IV shares of GMO Resources Fund returned -12.78% (net) for the fiscal year ended February 28, 2025, as compared with +2.45% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered negative absolute returns. The underweight to fossil fuel producers and off-benchmark position in clean energy also led to underperformance versus the benchmark, as the clean energy sector continued to come under pressure. Two energy names, Kosmos and SolarEdge, that were part of the fossil fuel and clean energy sectors respectively, were the two biggest relative detractors.

The Fund’s agriculture portfolio delivered diversifying stronger performance and added the most relative return.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class IV	MSCI ACWI	MSCI ACWI Commodity Producers
2015	$125,000,000	$125,000,000	$125,000,000
2015	$118,012,899	$123,062,760	$117,607,459
2015	$132,754,914	$126,633,741	$128,596,874
2015	$127,149,877	$126,468,528	$122,500,210
2015	$121,468,059	$123,491,051	$116,673,417
2015	$113,981,107	$124,563,529	$107,431,464
2015	$106,207,919	$116,024,641	$99,995,120
2015	$96,510,674	$111,821,211	$91,848,654
2015	$105,130,447	$120,597,131	$101,857,783
2015	$100,512,712	$119,601,476	$98,488,084
2015	$92,985,509	$117,444,697	$91,231,229
2016	$87,352,428	$110,361,524	$87,069,044
2016	$92,906,170	$109,601,876	$89,816,160
2016	$104,172,333	$117,724,434	$98,968,740
2016	$118,056,688	$119,462,179	$109,821,684
2016	$106,869,864	$119,613,116	$104,700,417
2016	$112,423,606	$118,888,536	$109,619,034
2016	$116,346,685	$124,012,209	$110,534,242
2016	$114,913,256	$124,429,240	$109,664,668
2016	$120,646,973	$125,191,822	$112,927,317
2016	$123,593,467	$123,066,973	$112,357,736
2016	$131,318,059	$124,002,236	$117,150,481
2016	$134,095,010	$126,680,895	$120,828,347
2017	$146,515,754	$130,144,743	$122,077,990
2017	$140,959,105	$133,795,472	$119,231,582
2017	$139,978,520	$135,432,265	$118,942,613
2017	$137,690,488	$137,542,931	$117,109,113
2017	$135,320,741	$140,580,272	$115,860,877
2017	$134,667,018	$141,219,553	$114,366,798
2017	$147,940,376	$145,166,169	$120,802,014
2017	$153,206,051	$145,722,317	$120,597,481
2017	$158,471,725	$148,537,675	$126,749,405
2017	$161,397,100	$151,622,109	$129,129,988
2017	$159,976,204	$154,557,243	$130,154,557
2017	$172,304,189	$157,048,971	$137,375,881
2018	$181,701,046	$165,909,141	$144,152,862
2018	$177,771,452	$158,941,244	$134,324,632
2018	$175,464,950	$155,425,799	$133,468,697
2018	$180,932,213	$157,024,158	$142,703,842
2018	$180,932,213	$157,220,200	$144,140,088
2018	$175,550,376	$156,368,791	$144,213,439
2018	$180,993,636	$161,084,364	$145,791,856
2018	$173,992,449	$162,349,905	$139,687,007
2018	$182,895,193	$163,056,485	$146,363,447
2018	$171,745,155	$150,837,206	$133,681,384
2018	$168,374,213	$153,043,263	$129,320,556
2018	$160,704,451	$142,261,826	$121,230,307
2019	$177,111,915	$153,496,827	$132,461,303
2019	$179,506,517	$157,602,429	$135,727,405
2019	$179,772,584	$159,584,438	$137,302,157
2019	$180,925,541	$164,972,906	$136,907,973
2019	$168,686,460	$155,186,874	$127,348,249
2019	$182,521,943	$165,348,450	$137,575,359
2019	$176,095,521	$165,832,946	$133,011,487
2019	$161,975,911	$161,899,008	$123,368,585
2019	$170,056,946	$165,305,614	$127,392,862
2019	$174,674,680	$169,829,817	$127,398,275
2019	$175,029,890	$173,975,611	$128,651,870
2019	$193,146,376	$180,102,200	$137,061,134
2020	$182,268,752	$178,112,804	$125,189,462
2020	$165,083,935	$163,726,671	$108,260,628
2020	$124,407,107	$141,623,028	$83,879,787
2020	$143,237,279	$156,794,403	$96,304,199
2020	$154,023,494	$163,613,551	$98,616,371
2020	$157,497,021	$168,841,413	$100,778,222
2020	$167,515,870	$177,770,934	$103,419,181
2020	$180,317,301	$188,651,424	$105,671,091
2020	$171,264,861	$182,568,696	$96,306,541
2020	$167,973,064	$178,130,708	$92,433,499
2020	$209,120,522	$200,087,620	$111,513,107
2020	$236,693,851	$209,377,581	$120,178,939
2021	$240,584,969	$208,425,323	$120,788,788
2021	$263,172,434	$213,253,173	$134,262,007
2021	$264,311,297	$218,949,024	$136,797,089
2021	$268,487,131	$228,522,029	$141,586,843
2021	$279,116,526	$231,972,348	$148,807,102
2021	$285,095,561	$235,136,962	$147,900,524
2021	$278,689,553	$236,756,829	$146,102,053
2021	$278,493,016	$242,682,692	$143,318,709
2021	$278,099,942	$232,657,530	$144,902,342
2021	$299,620,750	$244,533,189	$152,850,159
2021	$281,637,609	$238,644,719	$145,614,403
2021	$290,157,662	$248,190,626	$153,997,538
2022	$296,586,873	$236,001,389	$165,959,678
2022	$298,273,223	$229,906,124	$175,431,909
2022	$315,558,315	$234,885,664	$185,581,169
2022	$285,730,993	$216,084,985	$177,506,477
2022	$309,445,295	$216,337,860	$190,978,661
2022	$260,435,737	$198,101,367	$160,679,489
2022	$279,177,550	$211,935,285	$168,508,860
2022	$284,004,196	$204,132,909	$171,508,522
2022	$252,301,912	$184,591,408	$157,547,202
2022	$271,279,404	$195,730,953	$178,786,762
2022	$306,711,368	$210,912,510	$192,060,692
2022	$290,096,545	$202,612,901	$186,453,106
2023	$316,939,894	$217,135,557	$197,088,366
2023	$294,099,501	$210,912,451	$184,811,512
2023	$284,445,314	$217,415,426	$184,114,120
2023	$284,445,314	$220,540,244	$188,804,413
2023	$263,488,664	$218,178,143	$170,702,161
2023	$283,032,506	$230,845,771	$181,392,395
2023	$306,440,765	$239,296,562	$193,403,913
2023	$285,106,281	$232,609,678	$190,466,281
2023	$281,590,940	$222,991,074	$193,279,186
2023	$255,286,492	$216,286,434	$183,756,271
2023	$265,468,859	$236,248,773	$188,167,818
2023	$285,867,054	$247,596,740	$193,237,180
2024	$258,166,275	$249,048,219	$186,563,854
2024	$256,918,492	$259,735,707	$186,498,484
2024	$273,888,339	$267,749,166	$201,224,831
2024	$273,264,447	$259,052,086	$206,435,424
2024	$286,116,611	$269,573,127	$208,577,324
2024	$262,159,180	$275,577,096	$201,298,038
2024	$265,339,930	$280,021,461	$202,736,116
2024	$264,713,833	$287,133,027	$201,067,116
2024	$262,710,322	$293,803,440	$202,570,717
2024	$250,438,820	$287,208,488	$196,402,957
2024	$254,070,183	$297,951,143	$197,016,792
2024	$235,441,492	$290,898,156	$182,496,821
2025	$238,797,566	$300,662,430	$189,206,608
2025	$224,082,472	$298,851,130	$191,076,437

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class IV	(12.78%)	6.30%	6.01%
MSCI ACWI	15.06%	12.79%	9.11%
MSCI ACWI Commodity Producers	2.45%	12.04%	4.33%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.67% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.67% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 1,494,612,177
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 9,669,989
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,494,612,177
Number of Portfolio Holdings	107
Portfolio Turnover Rate	48%Footnote Reference*
Total Advisory Fees Paid, Net	$9,669,989
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 79%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	35.0
United Kingdom	15.8
Brazil	10.4
Canada	8.8
Argentina	6.7
Portugal	3.7
Norway	3.2
Chile	2.8
Mexico	2.0
France	1.5
Finland	1.5
Italy	1.2
Austria	1.1
Denmark	1.1
Other (each less than 1%)	5.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	64.5
Industrial Metals	27.4
Agriculture	4.1
Water	3.0
Timber	1.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000107488
Shareholder Report [Line Items]
Fund Name		GMO Resources Fund
Class Name		Class VI
Trading Symbol		GMOWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$58	0.62%

Expenses Paid, Amount		$ 58
Expense Ratio, Percent		0.62%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class VI shares of GMO Resources Fund returned -12.78% (net) for the fiscal year ended February 28, 2025, as compared with +2.45% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered negative absolute returns. The underweight to fossil fuel producers and off-benchmark position in clean energy also led to underperformance versus the benchmark, as the clean energy sector continued to come under pressure. Two energy names, Kosmos and SolarEdge, that were part of the fossil fuel and clean energy sectors respectively, were the two biggest relative detractors.

The Fund’s agriculture portfolio delivered diversifying stronger performance and added the most relative return.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	MSCI ACWI	MSCI ACWI Commodity Producers
2022	$300,000,000	$300,000,000	$300,000,000
2022	$291,652,353	$290,373,240	$302,349,332
2022	$308,553,762	$296,662,438	$319,841,143
2022	$279,388,526	$272,917,033	$305,924,760
2022	$302,679,492	$273,236,417	$329,143,488
2022	$254,757,815	$250,203,582	$276,924,172
2022	$273,123,925	$267,675,930	$290,417,755
2022	$277,738,592	$257,821,467	$295,587,544
2022	$246,723,734	$233,140,398	$271,525,810
2022	$265,397,040	$247,209,731	$308,131,276
2022	$299,953,387	$266,384,157	$331,008,322
2022	$283,784,812	$255,901,685	$321,343,890
2023	$310,054,782	$274,243,914	$339,673,302
2023	$287,587,044	$266,384,083	$318,514,673
2023	$278,139,072	$274,597,391	$317,312,748
2023	$278,139,072	$278,544,060	$325,396,266
2023	$257,745,280	$275,560,708	$294,197,814
2023	$276,756,442	$291,560,021	$312,621,973
2023	$299,761,228	$302,233,437	$333,323,305
2023	$278,781,498	$293,787,851	$328,260,423
2023	$275,462,670	$281,639,478	$333,108,344
2023	$249,741,758	$273,171,465	$316,696,010
2023	$259,698,240	$298,384,056	$324,299,122
2023	$279,637,892	$312,716,627	$333,035,948
2024	$252,540,724	$314,549,857	$321,534,759
2024	$251,442,190	$328,048,238	$321,422,096
2024	$267,920,197	$338,169,300	$346,802,320
2024	$267,309,901	$327,184,819	$355,782,554
2024	$279,882,010	$340,472,977	$359,474,026
2024	$256,446,622	$348,056,037	$346,928,489
2024	$259,599,679	$353,669,305	$349,406,955
2024	$258,987,127	$362,651,268	$346,530,506
2024	$257,026,960	$371,076,052	$349,121,898
2024	$245,143,444	$362,746,576	$338,492,028
2024	$248,573,737	$376,314,634	$339,549,947
2024	$230,417,188	$367,406,655	$314,525,403
2025	$233,701,644	$379,739,011	$326,089,431
2025	$219,300,569	$377,451,324	$329,312,001

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	2/8/2022 (commencement of operations)
Class VI	(12.78%)	(9.75%)
MSCI ACWI	15.06%	7.81%
MSCI ACWI Commodity Producers	2.45%	3.10%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.62% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.62% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Feb. 08, 2022
AssetsNet		$ 1,494,612,177
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 9,669,989
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,494,612,177
Number of Portfolio Holdings	107
Portfolio Turnover Rate	48%Footnote Reference*
Total Advisory Fees Paid, Net	$9,669,989
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 79%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	35.0
United Kingdom	15.8
Brazil	10.4
Canada	8.8
Argentina	6.7
Portugal	3.7
Norway	3.2
Chile	2.8
Mexico	2.0
France	1.5
Finland	1.5
Italy	1.2
Austria	1.1
Denmark	1.1
Other (each less than 1%)	5.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	64.5
Industrial Metals	27.4
Agriculture	4.1
Water	3.0
Timber	1.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213393
Shareholder Report [Line Items]
Fund Name		GMO Resources Fund
Class Name		Class R6
Trading Symbol		GAAHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$66	0.71%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.71%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class R6 shares of GMO Resources Fund returned -12.85% (net) for the fiscal year ended February 28, 2025, as compared with +2.45% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered negative absolute returns. The underweight to fossil fuel producers and off-benchmark position in clean energy also led to underperformance versus the benchmark, as the clean energy sector continued to come under pressure. Two energy names, Kosmos and SolarEdge, that were part of the fossil fuel and clean energy sectors respectively, were the two biggest relative detractors.

The Fund’s agriculture portfolio delivered diversifying stronger performance and added the most relative return.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI	MSCI ACWI Commodity Producers
2021	$10,000	$10,000	$10,000
2021	$9,267	$9,646	$9,451
2021	$10,138	$9,869	$10,505
2021	$10,178	$10,133	$10,704
2021	$10,338	$10,576	$11,079
2021	$10,750	$10,735	$11,644
2021	$10,979	$10,882	$11,573
2021	$10,733	$10,957	$11,432
2021	$10,721	$11,231	$11,214
2021	$10,706	$10,767	$11,338
2021	$11,536	$11,317	$11,960
2021	$10,842	$11,044	$11,394
2021	$11,169	$11,486	$12,050
2022	$11,420	$10,922	$12,986
2022	$11,480	$10,640	$13,727
2022	$12,148	$10,870	$14,521
2022	$10,999	$10,000	$13,889
2022	$11,913	$10,012	$14,943
2022	$10,028	$9,168	$12,572
2022	$10,745	$9,808	$13,185
2022	$10,931	$9,447	$13,420
2022	$9,709	$8,543	$12,327
2022	$10,442	$9,058	$13,989
2022	$11,803	$9,761	$15,028
2022	$11,162	$9,377	$14,589
2023	$12,197	$10,049	$15,421
2023	$11,316	$9,761	$14,461
2023	$10,941	$10,062	$14,406
2023	$10,941	$10,206	$14,773
2023	$10,141	$10,097	$13,357
2023	$10,891	$10,683	$14,193
2023	$11,793	$11,074	$15,133
2023	$10,965	$10,765	$14,903
2023	$10,835	$10,320	$15,123
2023	$9,821	$10,009	$14,378
2023	$10,211	$10,933	$14,723
2023	$10,998	$11,458	$15,120
2024	$9,930	$11,526	$14,598
2024	$9,882	$12,020	$14,593
2024	$10,533	$12,391	$15,745
2024	$10,509	$11,988	$16,153
2024	$11,002	$12,475	$16,320
2024	$10,078	$12,753	$15,751
2024	$10,204	$12,959	$15,863
2024	$10,180	$13,288	$15,733
2024	$10,098	$13,597	$15,850
2024	$9,632	$13,292	$15,368
2024	$9,767	$13,789	$15,416
2024	$9,048	$13,462	$14,280
2025	$9,182	$13,914	$14,805
2025	$8,612	$13,830	$14,951

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	1/22/2021 (commencement of operations)
Class R6	(12.85%)	(3.58%)
MSCI ACWI	15.06%	8.23%
MSCI ACWI Commodity Producers	2.45%	10.30%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.72% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.72% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jan. 22, 2021
AssetsNet		$ 1,494,612,177
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 9,669,989
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,494,612,177
Number of Portfolio Holdings	107
Portfolio Turnover Rate	48%Footnote Reference*
Total Advisory Fees Paid, Net	$9,669,989
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 79%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	35.0
United Kingdom	15.8
Brazil	10.4
Canada	8.8
Argentina	6.7
Portugal	3.7
Norway	3.2
Chile	2.8
Mexico	2.0
France	1.5
Finland	1.5
Italy	1.2
Austria	1.1
Denmark	1.1
Other (each less than 1%)	5.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	64.5
Industrial Metals	27.4
Agriculture	4.1
Water	3.0
Timber	1.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213392
Shareholder Report [Line Items]
Fund Name		GMO Resources Fund
Class Name		Class I
Trading Symbol		GEACX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Resources Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	0.83%

Expenses Paid, Amount		$ 78
Expense Ratio, Percent		0.83%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the MSCI All Country World Index (“ACWI”) Commodity Producers Index is included for comparative purposes.

Class I shares of GMO Resources Fund returned -12.96% (net) for the fiscal year ended February 28, 2025, as compared with +2.45% for the MSCI ACWI Commodity Producers Index.

The Fund’s energy portfolio delivered negative absolute returns. The underweight to fossil fuel producers and off-benchmark position in clean energy also led to underperformance versus the benchmark, as the clean energy sector continued to come under pressure. Two energy names, Kosmos and SolarEdge, that were part of the fossil fuel and clean energy sectors respectively, were the two biggest relative detractors.

The Fund’s agriculture portfolio delivered diversifying stronger performance and added the most relative return.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	MSCI ACWI	MSCI ACWI Commodity Producers
2021	$10,000	$10,000	$10,000
2021	$9,267	$9,646	$9,451
2021	$10,135	$9,869	$10,505
2021	$10,179	$10,133	$10,704
2021	$10,335	$10,576	$11,079
2021	$10,747	$10,735	$11,644
2021	$10,977	$10,882	$11,573
2021	$10,726	$10,957	$11,432
2021	$10,718	$11,231	$11,214
2021	$10,699	$10,767	$11,338
2021	$11,529	$11,317	$11,960
2021	$10,831	$11,044	$11,394
2021	$11,160	$11,486	$12,050
2022	$11,407	$10,922	$12,986
2022	$11,472	$10,640	$13,727
2022	$12,134	$10,870	$14,521
2022	$10,983	$10,000	$13,889
2022	$11,896	$10,012	$14,943
2022	$10,013	$9,168	$12,572
2022	$10,732	$9,808	$13,185
2022	$10,913	$9,447	$13,420
2022	$9,694	$8,543	$12,327
2022	$10,421	$9,058	$13,989
2022	$11,779	$9,761	$15,028
2022	$11,141	$9,377	$14,589
2023	$12,173	$10,049	$15,421
2023	$11,294	$9,761	$14,461
2023	$10,920	$10,062	$14,406
2023	$10,920	$10,206	$14,773
2023	$10,118	$10,097	$13,357
2023	$10,866	$10,683	$14,193
2023	$11,765	$11,074	$15,133
2023	$10,939	$10,765	$14,903
2023	$10,805	$10,320	$15,123
2023	$9,794	$10,009	$14,378
2023	$10,183	$10,933	$14,723
2023	$10,967	$11,458	$15,120
2024	$9,899	$11,526	$14,598
2024	$9,856	$12,020	$14,593
2024	$10,500	$12,391	$15,745
2024	$10,476	$11,988	$16,153
2024	$10,967	$12,475	$16,320
2024	$10,047	$12,753	$15,751
2024	$10,169	$12,959	$15,863
2024	$10,140	$13,288	$15,733
2024	$10,064	$13,597	$15,850
2024	$9,595	$13,292	$15,368
2024	$9,729	$13,789	$15,416
2024	$9,011	$13,462	$14,280
2025	$9,144	$13,914	$14,805
2025	$8,579	$13,830	$14,951

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	1/22/2021 (commencement of operations)
Class I	(12.96%)	(3.67%)
MSCI ACWI	15.06%	8.23%
MSCI ACWI Commodity Producers	2.45%	10.30%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.85% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.85% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jan. 22, 2021
AssetsNet		$ 1,494,612,177
Holdings Count | Holding		107
Advisory Fees Paid, Amount		$ 9,669,989
InvestmentCompanyPortfolioTurnover		48.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,494,612,177
Number of Portfolio Holdings	107
Portfolio Turnover Rate	48%Footnote Reference*
Total Advisory Fees Paid, Net	$9,669,989
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 79%.

Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

United States	35.0
United Kingdom	15.8
Brazil	10.4
Canada	8.8
Argentina	6.7
Portugal	3.7
Norway	3.2
Chile	2.8
Mexico	2.0
France	1.5
Finland	1.5
Italy	1.2
Austria	1.1
Denmark	1.1
Other (each less than 1%)	5.2
Footnote	Description
Footnote*	Excludes short-term investments and derivative financial instruments, if any.

Industry Group SummaryFootnote Reference**

% of Investments

Energy	64.5
Industrial Metals	27.4
Agriculture	4.1
Water	3.0
Timber	1.0
Other (each less than 1%)	0.0
Footnote	Description
Footnote**	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000238041
Shareholder Report [Line Items]
Fund Name		GMO Small Cap Quality Fund
Class Name		Class III
Trading Symbol		GMAWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$75	0.75%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class III shares of GMO Small Cap Quality Fund returned -0.81% (net) for the fiscal year ended February 28, 2025, as compared with +6.27% for the S&P 600 Index.

Relative to the S&P 600, sector allocation detracted from returns. The Industrials (overweight) and Energy (underweight) helped returns while Information Technology (overweight) and Financials (underweight) detracted. Security selection within sectors also detracted from returns. Selection within Materials, Energy, and Financials added value while selection within Consumer Discretionary, Industrials, Healthcare, and Information Technology detracted. Stock selection within sectors had a larger impact than sector selection.

Stepstone, Globus Medical, and Ciena made the largest positive impact while Axcelis Technologies, Gentex, and Neogen detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	S&P 1500 Index	S&P 600 Index
2022	$300,000,000	$300,000,000	$300,000,000
2022	$301,175,958	$306,672,708	$302,284,031
2022	$282,618,516	$288,971,126	$281,996,111
2023	$313,497,205	$307,858,335	$308,767,193
2023	$313,696,085	$300,559,013	$304,974,296
2023	$316,532,397	$309,661,138	$289,238,329
2023	$313,270,638	$313,750,061	$281,199,432
2023	$306,747,121	$314,317,341	$276,269,386
2023	$341,208,309	$335,640,028	$299,008,244
2023	$356,039,602	$346,783,765	$315,482,127
2023	$362,185,785	$340,785,993	$302,422,871
2023	$343,454,561	$324,349,814	$284,281,972
2023	$325,747,700	$316,630,555	$267,978,291
2023	$345,356,951	$345,371,125	$290,139,113
2023	$374,933,361	$362,560,071	$327,263,690
2024	$370,594,226	$367,405,692	$314,347,137
2024	$391,968,481	$386,963,310	$324,795,978
2024	$396,307,616	$399,933,335	$335,317,040
2024	$370,754,935	$383,006,740	$316,498,820
2024	$396,468,324	$401,886,415	$332,459,056
2024	$399,200,372	$414,582,684	$324,893,525
2024	$422,510,142	$421,598,812	$359,967,083
2024	$418,296,385	$430,809,259	$354,783,607
2024	$424,454,952	$439,636,964	$357,800,927
2024	$413,272,290	$435,504,708	$348,367,628
2024	$440,337,574	$462,338,150	$386,463,954
2024	$409,491,735	$449,401,875	$355,724,077
2025	$416,504,752	$462,188,715	$366,082,125
2025	$388,794,785	$454,875,872	$345,173,387

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	11/15/2022 (commencement of operations)
Class III	(0.81%)	11.99%
S&P 1500 Index	17.55%	19.94%
S&P 600 Index	6.27%	6.32%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.96% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.75% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Nov. 15, 2022
AssetsNet		$ 391,648,017
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 2,099,705
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$391,648,017
Number of Portfolio Holdings	43
Portfolio Turnover Rate	51%Footnote Reference*
Total Advisory Fees Paid, Net	$2,099,705
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 77%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	15.7
Semiconductors & Semiconductor Equipment	12.7
Financial Services	11.3
Materials	7.4
Food, Beverage & Tobacco	6.6
Consumer Durables & Apparel	6.2
Technology Hardware & Equipment	5.9
Transportation	4.8
Software & Services	4.8
Health Care Equipment & Services	4.5
Media & Entertainment	3.6
Consumer Services	3.3
Energy	2.8
Consumer Discretionary Distribution & Retail	2.8
Commercial & Professional Services	2.6
Consumer Staples Distribution & Retail	2.4
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000238042
Shareholder Report [Line Items]
Fund Name		GMO Small Cap Quality Fund
Class Name		Class VI
Trading Symbol		GSBGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$66	0.66%

Expenses Paid, Amount		$ 66
Expense Ratio, Percent		0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class VI shares of GMO Small Cap Quality Fund returned -0.72% (net) for the fiscal year ended February 28, 2025, as compared with +6.27% for the S&P 600 Index.

Relative to the S&P 600, sector allocation detracted from returns. The Industrials (overweight) and Energy (underweight) helped returns while Information Technology (overweight) and Financials (underweight) detracted. Security selection within sectors also detracted from returns. Selection within Materials, Energy, and Financials added value while selection within Consumer Discretionary, Industrials, Healthcare, and Information Technology detracted. Stock selection within sectors had a larger impact than sector selection.

Stepstone, Globus Medical, and Ciena made the largest positive impact while Axcelis Technologies, Gentex, and Neogen detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	S&P 1500 Index	S&P 600 Index
2022	$300,000,000	$300,000,000	$300,000,000
2022	$286,950,000	$279,119,935	$279,951,705
2022	$318,450,000	$302,397,476	$314,568,733
2022	$345,750,000	$319,281,549	$327,677,839
2022	$324,460,398	$300,852,167	$305,685,603
2023	$360,060,914	$320,515,923	$334,705,629
2023	$360,289,238	$312,916,489	$330,594,105
2023	$363,545,354	$322,392,847	$313,536,214
2023	$359,800,821	$326,649,887	$304,821,998
2023	$352,474,560	$327,240,490	$299,477,797
2023	$392,036,370	$349,439,859	$324,126,865
2023	$409,093,083	$361,041,770	$341,984,661
2023	$416,149,308	$354,797,400	$327,828,343
2023	$394,644,621	$337,685,449	$308,163,491
2023	$374,315,971	$329,648,812	$290,490,196
2023	$396,828,691	$359,571,050	$314,512,670
2023	$430,828,979	$377,466,719	$354,755,951
2024	$426,029,684	$382,511,568	$340,754,324
2024	$450,579,921	$402,873,297	$352,080,936
2024	$455,563,804	$416,376,584	$363,485,835
2024	$426,214,272	$398,754,052	$343,086,762
2024	$455,932,981	$418,409,964	$360,387,761
2024	$458,886,393	$431,628,240	$352,186,677
2024	$485,793,578	$438,932,836	$390,206,640
2024	$481,138,599	$448,521,971	$384,587,719
2024	$488,214,167	$457,712,627	$387,858,513
2024	$475,366,426	$453,410,473	$377,632,756
2024	$506,647,883	$481,347,171	$418,929,419
2024	$471,140,091	$467,879,021	$385,607,194
2025	$479,198,808	$481,191,592	$396,835,386
2025	$447,357,049	$473,578,081	$374,170,178

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	9/20/2022 (commencement of operations)
Class VI	(0.72%)	17.78%
S&P 1500 Index	17.55%	20.56%
S&P 600 Index	6.27%	9.47%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.87% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.66% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Sep. 20, 2022
AssetsNet		$ 391,648,017
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 2,099,705
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$391,648,017
Number of Portfolio Holdings	43
Portfolio Turnover Rate	51%Footnote Reference*
Total Advisory Fees Paid, Net	$2,099,705
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 77%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	15.7
Semiconductors & Semiconductor Equipment	12.7
Financial Services	11.3
Materials	7.4
Food, Beverage & Tobacco	6.6
Consumer Durables & Apparel	6.2
Technology Hardware & Equipment	5.9
Transportation	4.8
Software & Services	4.8
Health Care Equipment & Services	4.5
Media & Entertainment	3.6
Consumer Services	3.3
Energy	2.8
Consumer Discretionary Distribution & Retail	2.8
Commercial & Professional Services	2.6
Consumer Staples Distribution & Retail	2.4
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000238039
Shareholder Report [Line Items]
Fund Name		GMO Small Cap Quality Fund
Class Name		Class I
Trading Symbol		GMAYX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Small Cap Quality Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$75	0.75%

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.75%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P 600 Index is included for comparative purposes.

Class I shares of GMO Small Cap Quality Fund returned -0.81% (net) for the fiscal year ended February 28, 2025, as compared with +6.27% for the S&P 600 Index.

Relative to the S&P 600, sector allocation detracted from returns. The Industrials (overweight) and Energy (underweight) helped returns while Information Technology (overweight) and Financials (underweight) detracted. Security selection within sectors also detracted from returns. Selection within Materials, Energy, and Financials added value while selection within Consumer Discretionary, Industrials, Healthcare, and Information Technology detracted. Stock selection within sectors had a larger impact than sector selection.

Stepstone, Globus Medical, and Ciena made the largest positive impact while Axcelis Technologies, Gentex, and Neogen detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	S&P 1500 Index	S&P 600 Index
2022	$10,000	$10,000	$10,000
2022	$10,039	$10,222	$10,076
2022	$9,420	$9,632	$9,400
2023	$10,449	$10,262	$10,292
2023	$10,451	$10,019	$10,166
2023	$10,546	$10,322	$9,641
2023	$10,437	$10,458	$9,373
2023	$10,219	$10,477	$9,209
2023	$11,368	$11,188	$9,967
2023	$11,865	$11,559	$10,516
2023	$12,070	$11,360	$10,081
2023	$11,441	$10,812	$9,476
2023	$10,856	$10,554	$8,933
2023	$11,505	$11,512	$9,671
2023	$12,489	$12,085	$10,909
2024	$12,344	$12,247	$10,478
2024	$13,056	$12,899	$10,827
2024	$13,201	$13,331	$11,177
2024	$12,349	$12,767	$10,550
2024	$13,206	$13,396	$11,082
2024	$13,297	$13,819	$10,830
2024	$14,071	$14,053	$11,999
2024	$13,936	$14,360	$11,826
2024	$14,142	$14,655	$11,927
2024	$13,764	$14,517	$11,612
2024	$14,671	$15,411	$12,882
2024	$13,646	$14,980	$11,857
2025	$13,874	$15,406	$12,203
2025	$12,950	$15,163	$11,506

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	11/15/2022 (commencement of operations)
Class I	(0.81%)	11.96%
S&P 1500 Index	17.55%	19.94%
S&P 600 Index	6.27%	6.32%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 1.06% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.85% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Nov. 15, 2022
AssetsNet		$ 391,648,017
Holdings Count | Holding		43
Advisory Fees Paid, Amount		$ 2,099,705
InvestmentCompanyPortfolioTurnover		51.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$391,648,017
Number of Portfolio Holdings	43
Portfolio Turnover Rate	51%Footnote Reference*
Total Advisory Fees Paid, Net	$2,099,705
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 77%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Capital Goods	15.7
Semiconductors & Semiconductor Equipment	12.7
Financial Services	11.3
Materials	7.4
Food, Beverage & Tobacco	6.6
Consumer Durables & Apparel	6.2
Technology Hardware & Equipment	5.9
Transportation	4.8
Software & Services	4.8
Health Care Equipment & Services	4.5
Media & Entertainment	3.6
Consumer Services	3.3
Energy	2.8
Consumer Discretionary Distribution & Retail	2.8
Commercial & Professional Services	2.6
Consumer Staples Distribution & Retail	2.4
Pharmaceuticals, Biotechnology & Life Sciences	1.8
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000011423
Shareholder Report [Line Items]
Fund Name		GMO U.S. Equity Fund
Class Name		Class III
Trading Symbol		GMUEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$52	0.49%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P Composite 1500 Index is included for comparative purposes.

Class III shares of GMO U.S. Equity Fund returned +14.25% (net) for the fiscal year ended February 28, 2025, as compared with +17.55% for the S&P Composite 1500 Index.

The bulk of the underperformance for the period was driven by stock selection within Information Technology, Industrials, and Health Care, with several top detractors related to semiconductors and semiconductor equipment.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Energy and Consumer Discretionary.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	S&P Composite 1500 Index
2015	$10,000	$10,000
2015	$9,795	$9,875
2015	$9,916	$9,940
2015	$9,988	$10,072
2015	$9,717	$9,892
2015	$9,918	$10,074
2015	$9,339	$9,473
2015	$9,144	$9,230
2015	$9,931	$9,982
2015	$9,937	$10,027
2015	$9,798	$9,838
2016	$9,288	$9,341
2016	$9,383	$9,343
2016	$10,016	$9,992
2016	$9,975	$10,040
2016	$10,125	$10,223
2016	$10,118	$10,252
2016	$10,452	$10,639
2016	$10,494	$10,661
2016	$10,494	$10,660
2016	$10,244	$10,450
2016	$10,883	$10,898
2016	$11,129	$11,120
2017	$11,144	$11,321
2017	$11,596	$11,750
2017	$11,573	$11,758
2017	$11,619	$11,877
2017	$11,611	$12,014
2017	$11,741	$12,107
2017	$11,872	$12,341
2017	$11,912	$12,352
2017	$12,394	$12,644
2017	$12,787	$12,933
2017	$13,172	$13,337
2017	$13,183	$13,470
2018	$13,730	$14,201
2018	$13,191	$13,670
2018	$12,994	$13,373
2018	$12,943	$13,421
2018	$13,285	$13,776
2018	$13,097	$13,861
2018	$13,552	$14,356
2018	$13,858	$14,830
2018	$13,849	$14,881
2018	$12,799	$13,820
2018	$13,050	$14,109
2018	$11,893	$12,802
2019	$12,809	$13,857
2019	$13,447	$14,316
2019	$13,447	$14,548
2019	$13,827	$15,136
2019	$12,984	$14,149
2019	$13,971	$15,153
2019	$14,140	$15,367
2019	$13,897	$15,086
2019	$14,268	$15,385
2019	$14,448	$15,707
2019	$14,967	$16,269
2019	$15,291	$16,758
2020	$15,094	$16,707
2020	$13,784	$15,313
2020	$12,057	$13,310
2020	$13,506	$15,026
2020	$14,213	$15,761
2020	$14,445	$16,074
2020	$15,082	$16,966
2020	$15,767	$18,138
2020	$15,306	$17,450
2020	$14,808	$17,052
2020	$16,490	$18,980
2020	$17,385	$19,761
2021	$17,564	$19,627
2021	$18,435	$20,242
2021	$19,678	$21,126
2021	$20,485	$22,224
2021	$20,869	$22,380
2021	$20,921	$22,845
2021	$21,269	$23,332
2021	$21,855	$24,020
2021	$20,655	$22,926
2021	$21,760	$24,496
2021	$21,651	$24,285
2021	$22,970	$25,382
2022	$21,863	$24,026
2022	$21,348	$23,387
2022	$21,863	$24,205
2022	$20,615	$22,121
2022	$20,834	$22,177
2022	$19,134	$20,328
2022	$20,807	$22,225
2022	$19,998	$21,329
2022	$18,264	$19,361
2022	$20,031	$20,976
2022	$21,335	$22,147
2022	$20,113	$20,869
2023	$21,386	$22,233
2023	$21,001	$21,706
2023	$21,436	$22,363
2023	$21,537	$22,658
2023	$21,152	$22,699
2023	$22,659	$24,239
2023	$23,387	$25,044
2023	$22,820	$24,611
2023	$22,041	$23,424
2023	$21,438	$22,866
2023	$23,281	$24,942
2023	$24,514	$26,183
2024	$24,703	$26,533
2024	$26,158	$27,946
2024	$27,519	$28,882
2024	$26,139	$27,660
2024	$27,632	$29,023
2024	$28,124	$29,940
2024	$28,773	$30,447
2024	$28,977	$31,112
2024	$29,363	$31,750
2024	$29,119	$31,451
2024	$30,725	$33,389
2024	$29,641	$32,455
2025	$30,793	$33,378
2025	$29,885	$32,850

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III	14.25%	16.74%	11.57%
S&P Composite 1500 Index	17.55%	16.49%	12.63%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.53% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.48% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 146,886,733
Holdings Count | Holding		152
Advisory Fees Paid, Amount		$ 429,238
InvestmentCompanyPortfolioTurnover		89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$146,886,733
Number of Portfolio Holdings	152
Portfolio Turnover Rate	89%Footnote Reference*
Total Advisory Fees Paid, Net	$429,238
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 97%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Software & Services	13.8
Financial Services	12.2
Technology Hardware & Equipment	11.2
Media & Entertainment	11.1
Semiconductors & Semiconductor Equipment	9.0
Consumer Discretionary Distribution & Retail	6.2
Banks	4.2
Pharmaceuticals, Biotechnology & Life Sciences	4.1
Consumer Staples Distribution & Retail	3.7
Capital Goods	3.7
Consumer Durables & Apparel	3.3
Automobiles & Components	3.1
Consumer Services	2.8
Insurance	2.4
Commercial & Professional Services	2.2
Health Care Equipment & Services	2.1
Transportation	1.2
Telecommunication Services	1.1
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000011426
Shareholder Report [Line Items]
Fund Name		GMO U.S. Equity Fund
Class Name		Class VI
Trading Symbol		GMCQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO U.S. Equity Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$42	0.39%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the S&P Composite 1500 Index is included for comparative purposes.

Class VI shares of GMO U.S. Equity Fund returned +14.44% (net) for the fiscal year ended February 28, 2025, as compared with +17.55% for the S&P Composite 1500 Index.

The bulk of the underperformance for the period was driven by stock selection within Information Technology, Industrials, and Health Care, with several top detractors related to semiconductors and semiconductor equipment.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Energy and Consumer Discretionary.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	S&P Composite 1500 Index
2015	$300,000,000	$300,000,000
2015	$294,014,510	$296,261,457
2015	$297,642,080	$298,195,110
2015	$299,637,243	$302,168,030
2015	$291,837,969	$296,761,816
2015	$297,698,953	$302,230,321
2015	$280,432,793	$284,185,801
2015	$274,550,914	$276,893,997
2015	$298,078,429	$299,445,138
2015	$298,268,167	$300,798,281
2015	$294,252,697	$295,151,963
2016	$278,852,172	$280,235,978
2016	$281,932,277	$280,278,987
2016	$300,823,588	$299,771,547
2016	$299,591,546	$301,189,144
2016	$304,109,033	$306,698,034
2016	$303,903,693	$307,560,310
2016	$313,896,278	$319,166,671
2016	$315,365,044	$319,818,167
2016	$315,365,044	$319,791,176
2016	$308,021,214	$313,494,147
2016	$327,115,172	$326,933,785
2016	$334,574,527	$333,599,235
2017	$335,037,606	$339,616,974
2017	$348,698,435	$352,491,915
2017	$347,772,277	$352,742,974
2017	$349,161,514	$356,302,175
2017	$348,929,974	$360,431,034
2017	$353,097,685	$363,197,323
2017	$356,989,782	$370,242,614
2017	$358,204,033	$370,571,942
2017	$372,775,045	$379,316,073
2017	$384,431,854	$387,983,362
2017	$396,331,513	$400,103,836
2017	$396,425,646	$404,096,908
2018	$413,019,002	$426,028,962
2018	$396,944,189	$410,085,369
2018	$390,980,951	$401,182,108
2018	$389,425,324	$402,622,377
2018	$399,796,172	$413,289,681
2018	$394,351,477	$415,844,326
2018	$407,710,161	$430,685,074
2018	$417,290,082	$444,913,905
2018	$417,008,319	$446,416,676
2018	$385,169,171	$414,595,585
2018	$393,058,517	$423,271,530
2018	$358,225,251	$384,046,063
2019	$385,708,967	$415,711,361
2019	$405,072,494	$429,477,150
2019	$405,072,494	$436,448,994
2019	$416,628,148	$454,092,166
2019	$391,018,322	$424,465,034
2019	$420,688,242	$454,588,055
2019	$425,944,529	$461,013,069
2019	$418,545,190	$452,579,505
2019	$429,805,053	$461,557,943
2019	$435,595,840	$471,224,495
2019	$451,037,937	$488,061,542
2019	$460,788,536	$502,726,413
2020	$455,147,667	$501,202,176
2020	$415,309,025	$459,384,191
2020	$363,483,536	$399,297,299
2020	$407,200,275	$450,769,512
2020	$428,706,091	$472,830,428
2020	$435,404,623	$482,224,614
2020	$454,949,355	$508,966,467
2020	$475,422,076	$544,126,587
2020	$461,773,595	$523,505,085
2020	$446,608,617	$511,572,343
2020	$497,032,170	$569,401,730
2020	$524,159,232	$592,822,617
2021	$529,623,289	$588,820,998
2021	$556,162,997	$607,255,405
2021	$593,630,820	$633,790,182
2021	$618,219,079	$666,713,262
2021	$629,927,774	$671,411,870
2021	$631,488,933	$685,356,353
2021	$641,950,096	$699,948,006
2021	$659,423,786	$720,607,287
2021	$623,228,285	$687,780,598
2021	$656,927,545	$734,889,041
2021	$653,599,223	$728,551,914
2021	$693,663,928	$761,451,472
2022	$660,291,780	$720,788,745
2022	$644,559,196	$701,602,525
2022	$660,291,780	$726,134,960
2022	$622,628,928	$663,623,315
2022	$629,303,357	$665,322,164
2022	$577,814,901	$609,842,872
2022	$628,252,159	$666,745,651
2022	$603,991,416	$639,871,294
2022	$551,426,473	$580,842,205
2022	$605,507,713	$629,282,235
2022	$644,425,988	$664,417,604
2022	$607,879,592	$626,066,481
2023	$646,352,984	$666,986,308
2023	$635,067,456	$651,172,061
2023	$647,891,920	$670,892,145
2023	$650,969,791	$679,750,948
2023	$639,171,284	$680,979,979
2023	$684,826,376	$727,176,359
2023	$707,381,095	$751,319,671
2023	$689,995,385	$738,325,279
2023	$666,633,336	$702,715,699
2023	$648,161,019	$685,991,642
2023	$704,121,274	$748,259,135
2023	$741,885,125	$785,499,613
2024	$747,109,668	$795,997,829
2024	$791,228,033	$838,370,121
2024	$832,443,873	$866,470,152
2024	$791,228,033	$829,798,067
2024	$835,926,902	$870,701,571
2024	$851,020,026	$898,208,500
2024	$870,649,633	$913,409,199
2024	$876,904,299	$933,363,968
2024	$888,788,167	$952,489,513
2024	$881,282,566	$943,536,829
2024	$930,068,968	$1,001,672,459
2024	$897,252,685	$973,645,547
2025	$932,077,561	$1,001,348,702
2025	$905,446,773	$985,505,161

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class VI	14.44%	16.87%	11.68%
S&P Composite 1500 Index	17.55%	16.49%	12.63%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.44% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.39% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 146,886,733
Holdings Count | Holding		152
Advisory Fees Paid, Amount		$ 429,238
InvestmentCompanyPortfolioTurnover		89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$146,886,733
Number of Portfolio Holdings	152
Portfolio Turnover Rate	89%Footnote Reference*
Total Advisory Fees Paid, Net	$429,238
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 97%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Software & Services	13.8
Financial Services	12.2
Technology Hardware & Equipment	11.2
Media & Entertainment	11.1
Semiconductors & Semiconductor Equipment	9.0
Consumer Discretionary Distribution & Retail	6.2
Banks	4.2
Pharmaceuticals, Biotechnology & Life Sciences	4.1
Consumer Staples Distribution & Retail	3.7
Capital Goods	3.7
Consumer Durables & Apparel	3.3
Automobiles & Components	3.1
Consumer Services	2.8
Insurance	2.4
Commercial & Professional Services	2.2
Health Care Equipment & Services	2.1
Transportation	1.2
Telecommunication Services	1.1
Other (each less than 1%)	2.6
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000241007
Shareholder Report [Line Items]
Fund Name		GMO U.S. Opportunistic Value Fund
Class Name		Class III
Trading Symbol		PPADX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$52	0.49%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class III shares of GMO U.S. Opportunistic Value Fund +13.27% (net) for the fiscal year ended February 28, 2025, as compared with +15.92% for the MSCI USA Value (Gross) Index.

The bulk of the underperformance for the period was driven by stock selection within Health Care, Consumer Discretionary, and Consumer Staples. The Fund not holding Utilities also detracted.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Communication Services and Industrials.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	MSCI USA Index	MSCI USA Value Index (Gross)	S&P Composite 1500 Index
2023	$10,000	$10,000	$10,000	$10,000
2023	$9,587	$9,571	$9,658	$9,587
2023	$9,383	$9,911	$9,589	$9,878
2023	$9,492	$10,037	$9,714	$10,008
2023	$9,169	$10,103	$9,319	$10,026
2023	$9,729	$10,776	$9,894	$10,706
2023	$10,156	$11,147	$10,250	$11,062
2023	$9,890	$10,959	$9,994	$10,871
2023	$9,614	$10,445	$9,633	$10,346
2023	$9,270	$10,205	$9,359	$10,100
2023	$9,943	$11,167	$10,031	$11,017
2023	$10,659	$11,693	$10,584	$11,565
2024	$10,714	$11,876	$10,642	$11,720
2024	$11,044	$12,513	$11,010	$12,344
2024	$11,754	$12,911	$11,544	$12,757
2024	$11,204	$12,378	$11,058	$12,217
2024	$11,579	$12,969	$11,378	$12,820
2024	$11,554	$13,433	$11,378	$13,225
2024	$12,032	$13,601	$11,925	$13,448
2024	$12,170	$13,929	$12,269	$13,742
2024	$12,283	$14,229	$12,482	$14,024
2024	$12,063	$14,124	$12,335	$13,892
2024	$12,815	$15,008	$13,006	$14,748
2024	$12,039	$14,626	$12,101	$14,335
2025	$12,582	$15,071	$12,642	$14,743
2025	$12,510	$14,834	$12,763	$14,510

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	2/15/2023 (commencement of operations)
Class III	13.27%	11.62%
MSCI USA Index	18.55%	21.36%
MSCI USA Value Index (Gross)	15.92%	12.72%
S&P Composite 1500 Index	17.55%	20.05%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.53% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.49% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Feb. 15, 2023
AssetsNet		$ 484,318,585
Holdings Count | Holding		155
Advisory Fees Paid, Amount		$ 1,670,322
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$484,318,585
Number of Portfolio Holdings	155
Portfolio Turnover Rate	65%Footnote Reference*
Total Advisory Fees Paid, Net	$1,670,322
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Banks	10.9
Health Care Equipment & Services	9.3
Energy	8.8
Technology Hardware & Equipment	6.4
Capital Goods	4.6
Consumer Durables & Apparel	4.1
Media & Entertainment	4.1
Consumer Discretionary Distribution & Retail	3.3
Insurance	3.3
Food, Beverage & Tobacco	3.2
Software & Services	3.0
Automobiles & Components	3.0
Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.1
Materials	2.1
Consumer Staples Distribution & Retail	2.0
Other (each less than 1%)	2.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000241008
Shareholder Report [Line Items]
Fund Name		GMO U.S. Opportunistic Value Fund
Class Name		Class IV
Trading Symbol		GUSOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$47	0.44%

Expenses Paid, Amount		$ 47
Expense Ratio, Percent		0.44%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class IV shares of GMO U.S. Opportunistic Value Fund +13.34% (net) for the fiscal year ended February 28, 2025, as compared with +15.92% for the MSCI USA Value (Gross) Index.

The bulk of the underperformance for the period was driven by stock selection within Health Care, Consumer Discretionary, and Consumer Staples. The Fund not holding Utilities also detracted.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Communication Services and Industrials.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class IV	MSCI USA Index	MSCI USA Value Index (Gross)	S&P Composite 1500 Index
2023	$125,000,000	$125,000,000	$125,000,000	$125,000,000
2023	$119,838,633	$119,643,554	$120,728,315	$119,843,102
2023	$117,287,613	$123,893,121	$119,862,923	$123,472,428
2023	$118,652,112	$125,465,353	$121,430,749	$125,102,821
2023	$114,617,940	$126,281,502	$116,486,550	$125,329,015
2023	$121,618,415	$134,702,172	$123,679,247	$133,831,095
2023	$126,978,425	$139,338,978	$128,128,319	$138,274,482
2023	$123,651,215	$136,990,307	$124,927,618	$135,882,966
2023	$120,263,511	$130,566,888	$120,413,996	$129,329,303
2023	$115,907,891	$127,562,335	$116,984,675	$126,251,372
2023	$124,377,152	$139,590,467	$125,385,937	$137,711,215
2023	$133,303,801	$146,167,241	$132,298,025	$144,565,032
2024	$133,992,872	$148,444,093	$133,022,878	$146,497,146
2024	$138,127,294	$156,409,425	$137,626,094	$154,295,434
2024	$147,022,566	$161,384,407	$144,301,275	$159,467,024
2024	$140,131,862	$154,722,740	$138,225,761	$152,717,815
2024	$144,830,070	$162,113,011	$142,223,125	$160,245,783
2024	$144,516,856	$167,910,409	$142,225,718	$165,308,217
2024	$150,517,631	$170,017,987	$149,062,809	$168,105,786
2024	$152,248,455	$174,118,330	$153,360,836	$171,778,305
2024	$153,658,757	$177,864,458	$156,026,141	$175,298,211
2024	$150,902,258	$176,550,906	$154,186,234	$173,650,540
2024	$160,389,741	$187,601,049	$162,570,411	$184,349,946
2024	$150,648,948	$182,826,848	$151,263,646	$179,191,813
2025	$157,464,688	$188,392,925	$158,023,006	$184,290,361
2025	$156,551,239	$185,425,394	$159,537,110	$181,374,482

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	2/15/2023 (commencement of operations)
Class IV	13.34%	11.68%
MSCI USA Index	18.55%	21.36%
MSCI USA Value Index (Gross)	15.92%	12.72%
S&P Composite 1500 Index	17.55%	20.05%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.47% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.43% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Feb. 15, 2023
AssetsNet		$ 484,318,585
Holdings Count | Holding		155
Advisory Fees Paid, Amount		$ 1,670,322
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$484,318,585
Number of Portfolio Holdings	155
Portfolio Turnover Rate	65%Footnote Reference*
Total Advisory Fees Paid, Net	$1,670,322
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Banks	10.9
Health Care Equipment & Services	9.3
Energy	8.8
Technology Hardware & Equipment	6.4
Capital Goods	4.6
Consumer Durables & Apparel	4.1
Media & Entertainment	4.1
Consumer Discretionary Distribution & Retail	3.3
Insurance	3.3
Food, Beverage & Tobacco	3.2
Software & Services	3.0
Automobiles & Components	3.0
Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.1
Materials	2.1
Consumer Staples Distribution & Retail	2.0
Other (each less than 1%)	2.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000241011
Shareholder Report [Line Items]
Fund Name		GMO U.S. Opportunistic Value Fund
Class Name		Class VI
Trading Symbol		UUOAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$42	0.39%

Expenses Paid, Amount		$ 42
Expense Ratio, Percent		0.39%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class VI shares of GMO U.S. Opportunistic Value Fund +13.41% (net) for the fiscal year ended February 28, 2025, as compared with +15.92% for the MSCI USA Value (Gross) Index.

The bulk of the underperformance for the period was driven by stock selection within Health Care, Consumer Discretionary, and Consumer Staples. The Fund not holding Utilities also detracted.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Communication Services and Industrials.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	MSCI USA Index	MSCI USA Value Index (Gross)	S&P Composite 1500 Index
2022	$300,000,000	$300,000,000	$300,000,000	$300,000,000
2022	$289,929,453	$286,502,872	$292,757,295	$287,102,338
2023	$313,213,943	$305,353,528	$302,151,828	$305,867,402
2023	$303,299,257	$298,064,034	$291,833,964	$298,615,285
2023	$296,989,911	$308,650,841	$289,742,070	$307,658,546
2023	$300,445,029	$312,567,690	$293,531,941	$311,721,026
2023	$290,229,898	$314,600,935	$281,580,434	$312,284,637
2023	$307,956,155	$335,579,072	$298,967,187	$333,469,429
2023	$321,656,789	$347,130,594	$309,721,834	$344,541,099
2023	$313,079,275	$341,279,427	$301,984,849	$338,582,115
2023	$304,501,760	$325,276,977	$291,074,168	$322,252,230
2023	$293,626,697	$317,791,831	$282,784,542	$314,582,892
2023	$314,917,313	$347,757,121	$303,092,733	$343,137,595
2023	$337,615,618	$364,141,620	$319,801,174	$360,215,379
2024	$339,360,812	$369,813,865	$321,553,345	$365,029,664
2024	$349,990,627	$389,657,636	$332,680,601	$384,460,802
2024	$372,519,488	$402,051,643	$348,816,374	$397,346,949
2024	$355,067,553	$385,455,652	$334,130,164	$380,529,819
2024	$366,966,600	$403,866,791	$343,792,906	$399,287,398
2024	$366,173,330	$418,309,656	$343,799,173	$411,901,559
2024	$381,528,637	$423,560,196	$360,326,328	$418,872,314
2024	$385,912,157	$433,775,246	$370,715,854	$428,023,197
2024	$389,483,914	$443,107,850	$377,158,639	$436,793,813
2024	$382,502,752	$439,835,440	$372,711,073	$432,688,280
2024	$406,368,586	$467,364,297	$392,977,963	$459,348,189
2024	$381,795,370	$455,470,490	$365,646,363	$446,495,573
2025	$399,060,708	$469,337,073	$381,985,618	$459,199,720
2025	$396,924,790	$461,944,160	$385,645,630	$451,934,170

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	12/13/2022 (commencement of operations)
Class VI	13.41%	13.49%
MSCI USA Index	18.55%	21.55%
MSCI USA Value Index (Gross)	15.92%	12.02%
S&P Composite 1500 Index	17.55%	20.35%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.43% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.39% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Dec. 13, 2022
AssetsNet		$ 484,318,585
Holdings Count | Holding		155
Advisory Fees Paid, Amount		$ 1,670,322
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$484,318,585
Number of Portfolio Holdings	155
Portfolio Turnover Rate	65%Footnote Reference*
Total Advisory Fees Paid, Net	$1,670,322
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Banks	10.9
Health Care Equipment & Services	9.3
Energy	8.8
Technology Hardware & Equipment	6.4
Capital Goods	4.6
Consumer Durables & Apparel	4.1
Media & Entertainment	4.1
Consumer Discretionary Distribution & Retail	3.3
Insurance	3.3
Food, Beverage & Tobacco	3.2
Software & Services	3.0
Automobiles & Components	3.0
Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.1
Materials	2.1
Consumer Staples Distribution & Retail	2.0
Other (each less than 1%)	2.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000241009
Shareholder Report [Line Items]
Fund Name		GMO U.S. Opportunistic Value Fund
Class Name		Class R6
Trading Symbol		PPAJX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$52	0.49%

Expenses Paid, Amount		$ 52
Expense Ratio, Percent		0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class R6 shares of GMO U.S. Opportunistic Value Fund +13.25% (net) for the fiscal year ended February 28, 2025, as compared with +15.92% for the MSCI USA Value (Gross) Index.

The bulk of the underperformance for the period was driven by stock selection within Health Care, Consumer Discretionary, and Consumer Staples. The Fund not holding Utilities also detracted.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Communication Services and Industrials.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class R6	MSCI USA Index	MSCI USA Value Index (Gross)	S&P Composite 1500 Index
2023	$10,000	$10,000	$10,000	$10,000
2023	$10,099	$10,185	$10,079	$10,172
2023	$9,822	$9,707	$9,714	$9,681
2023	$9,471	$9,484	$9,438	$9,451
2023	$10,158	$10,378	$10,116	$10,309
2023	$10,886	$10,867	$10,673	$10,822
2024	$10,947	$11,036	$10,732	$10,966
2024	$11,285	$11,629	$11,103	$11,550
2024	$12,013	$11,999	$11,642	$11,937
2024	$11,444	$11,503	$11,151	$11,432
2024	$11,828	$12,053	$11,474	$11,996
2024	$11,803	$12,484	$11,474	$12,375
2024	$12,296	$12,640	$12,026	$12,584
2024	$12,432	$12,945	$12,373	$12,859
2024	$12,548	$13,224	$12,588	$13,122
2024	$12,322	$13,126	$12,439	$12,999
2024	$13,093	$13,948	$13,115	$13,800
2024	$12,298	$13,593	$12,203	$13,414
2025	$12,855	$14,007	$12,749	$13,796
2025	$12,780	$13,786	$12,871	$13,577

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	8/28/2023 (commencement of operations)
Class R6	13.25%	17.69%
MSCI USA Index	18.55%	23.77%
MSCI USA Value Index (Gross)	15.92%	18.25%
S&P Composite 1500 Index	17.55%	22.52%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.52% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.48% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Aug. 28, 2023
AssetsNet		$ 484,318,585
Holdings Count | Holding		155
Advisory Fees Paid, Amount		$ 1,670,322
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$484,318,585
Number of Portfolio Holdings	155
Portfolio Turnover Rate	65%Footnote Reference*
Total Advisory Fees Paid, Net	$1,670,322
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Banks	10.9
Health Care Equipment & Services	9.3
Energy	8.8
Technology Hardware & Equipment	6.4
Capital Goods	4.6
Consumer Durables & Apparel	4.1
Media & Entertainment	4.1
Consumer Discretionary Distribution & Retail	3.3
Insurance	3.3
Food, Beverage & Tobacco	3.2
Software & Services	3.0
Automobiles & Components	3.0
Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.1
Materials	2.1
Consumer Staples Distribution & Retail	2.0
Other (each less than 1%)	2.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000241012
Shareholder Report [Line Items]
Fund Name		GMO U.S. Opportunistic Value Fund
Class Name		Class I
Trading Symbol		PPAEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO U.S. Opportunistic Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$65	0.61%

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.61%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the MSCI USA Value (Gross) Index is included for comparative purposes.

Class I shares of GMO U.S. Opportunistic Value Fund +13.12% (net) for the fiscal year ended February 28, 2025, as compared with +15.92% for the MSCI USA Value (Gross) Index.

The bulk of the underperformance for the period was driven by stock selection within Health Care, Consumer Discretionary, and Consumer Staples. The Fund not holding Utilities also detracted.

Areas of value added included a mix of overweight allocation and stock selection in Financials, as well as stock selection in Communication Services and Industrials.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	MSCI USA Index	MSCI USA Value Index (Gross)	S&P Composite 1500 Index
2023	$10,000	$10,000	$10,000	$10,000
2023	$9,587	$9,571	$9,658	$9,587
2023	$9,383	$9,911	$9,589	$9,878
2023	$9,487	$10,037	$9,714	$10,008
2023	$9,165	$10,103	$9,319	$10,026
2023	$9,725	$10,776	$9,894	$10,706
2023	$10,155	$11,147	$10,250	$11,062
2023	$9,884	$10,959	$9,994	$10,871
2023	$9,613	$10,445	$9,633	$10,346
2023	$9,264	$10,205	$9,359	$10,100
2023	$9,937	$11,167	$10,031	$11,017
2023	$10,652	$11,693	$10,584	$11,565
2024	$10,708	$11,876	$10,642	$11,720
2024	$11,038	$12,513	$11,010	$12,344
2024	$11,750	$12,911	$11,544	$12,757
2024	$11,194	$12,378	$11,058	$12,217
2024	$11,569	$12,969	$11,378	$12,820
2024	$11,544	$13,433	$11,378	$13,225
2024	$12,023	$13,601	$11,925	$13,448
2024	$12,156	$13,929	$12,269	$13,742
2024	$12,269	$14,229	$12,482	$14,024
2024	$12,043	$14,124	$12,335	$13,892
2024	$12,797	$15,008	$13,006	$14,748
2024	$12,021	$14,626	$12,101	$14,335
2025	$12,560	$15,071	$12,642	$14,743
2025	$12,487	$14,834	$12,763	$14,510

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	2/15/2023 (commencement of operations)
Class I	13.12%	11.52%
MSCI USA Index	18.55%	21.36%
MSCI USA Value Index (Gross)	15.92%	12.72%
S&P Composite 1500 Index	17.55%	20.05%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.62% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.59% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Feb. 15, 2023
AssetsNet		$ 484,318,585
Holdings Count | Holding		155
Advisory Fees Paid, Amount		$ 1,670,322
InvestmentCompanyPortfolioTurnover		65.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$484,318,585
Number of Portfolio Holdings	155
Portfolio Turnover Rate	65%Footnote Reference*
Total Advisory Fees Paid, Net	$1,670,322
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 72%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	13.2
Pharmaceuticals, Biotechnology & Life Sciences	11.1
Banks	10.9
Health Care Equipment & Services	9.3
Energy	8.8
Technology Hardware & Equipment	6.4
Capital Goods	4.6
Consumer Durables & Apparel	4.1
Media & Entertainment	4.1
Consumer Discretionary Distribution & Retail	3.3
Insurance	3.3
Food, Beverage & Tobacco	3.2
Software & Services	3.0
Automobiles & Components	3.0
Telecommunication Services	2.7
Semiconductors & Semiconductor Equipment	2.1
Materials	2.1
Consumer Staples Distribution & Retail	2.0
Other (each less than 1%)	2.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000212810
Shareholder Report [Line Items]
Fund Name		GMO U.S. Small Cap Value Fund
Class Name		Class VI
Trading Symbol		GCAVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO U.S. Small Cap Value Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$49	0.47%

Expenses Paid, Amount		$ 49
Expense Ratio, Percent		0.47%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO U.S. Small Cap Value Fund returned +9.02% (net) for the fiscal year ended February 28, 2025, as compared with +6.84% for the S&P SmallCap 600 Value Index.

Stock selection drove outperformance for the period, with notable contributions from Consumer Discretionary, Financials, Consumer Staples, and Energy.

Communication Services and Real Estate were the largest detractors for the period, driven by a mix of underweight positioning and stock selection.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	S&P 1500 Index	S&P SmallCap 600 Value Index
2019	$300,000,000	$300,000,000	$300,000,000
2019	$305,400,000	$301,350,913	$305,470,529
2019	$287,250,000	$295,838,137	$289,793,176
2019	$301,050,000	$301,707,082	$306,371,332
2019	$309,750,000	$308,025,828	$312,199,218
2019	$318,300,000	$319,031,718	$320,663,189
2019	$325,799,157	$328,617,721	$330,290,185
2020	$308,707,557	$327,621,371	$309,076,160
2020	$273,163,081	$300,286,163	$277,453,853
2020	$201,771,622	$261,009,099	$206,853,638
2020	$232,476,000	$294,654,996	$235,069,937
2020	$242,004,945	$309,075,579	$240,689,233
2020	$248,206,321	$315,216,287	$249,498,346
2020	$256,784,741	$332,696,663	$255,637,958
2020	$271,640,056	$355,679,817	$268,889,638
2020	$261,787,041	$342,200,138	$254,713,894
2020	$266,789,341	$334,400,049	$263,962,508
2020	$311,961,627	$372,201,447	$314,615,590
2020	$333,587,556	$387,511,004	$338,658,929
2021	$344,963,353	$384,895,261	$359,953,415
2021	$384,163,734	$396,945,300	$398,861,994
2021	$413,371,861	$414,290,317	$420,503,707
2021	$420,750,756	$435,811,183	$428,978,321
2021	$435,662,273	$438,882,527	$445,334,093
2021	$427,361,016	$447,997,631	$442,255,018
2021	$417,264,621	$457,535,774	$423,004,852
2021	$425,629,595	$471,040,148	$431,116,746
2021	$418,576,774	$449,582,290	$424,479,826
2021	$432,190,360	$480,375,718	$436,490,384
2021	$429,730,073	$476,233,321	$425,541,874
2021	$452,774,409	$497,738,811	$443,460,454
2022	$433,165,201	$471,158,762	$424,299,239
2022	$434,927,826	$458,617,285	$434,232,019
2022	$427,216,340	$474,653,428	$436,207,493
2022	$403,861,553	$433,791,373	$408,867,065
2022	$416,860,916	$434,901,862	$418,244,216
2022	$370,151,342	$398,636,653	$380,648,193
2022	$410,030,371	$435,832,354	$413,445,467
2022	$392,765,934	$418,265,364	$396,138,481
2022	$347,926,356	$379,679,755	$354,827,408
2022	$393,005,718	$411,343,602	$405,955,017
2022	$412,907,777	$434,310,577	$422,022,101
2022	$389,324,712	$409,241,557	$394,489,697
2023	$430,616,727	$435,989,665	$441,651,374
2023	$422,505,796	$425,652,349	$434,308,590
2023	$405,055,004	$438,542,797	$406,519,915
2023	$392,765,713	$444,333,540	$396,709,380
2023	$382,688,496	$445,136,923	$381,893,028
2023	$423,980,510	$475,334,160	$414,431,431
2023	$449,004,001	$491,115,945	$439,343,262
2023	$432,483,810	$482,621,887	$417,726,031
2023	$419,169,029	$459,344,934	$391,232,156
2023	$396,484,587	$448,412,902	$366,661,479
2023	$428,045,550	$489,115,362	$399,659,533
2023	$477,815,493	$513,458,385	$453,221,545
2024	$463,776,843	$520,320,766	$428,928,982
2024	$478,567,564	$548,018,308	$438,984,111
2024	$502,633,822	$566,386,486	$453,844,261
2024	$471,548,239	$542,415,004	$424,329,748
2024	$499,625,539	$569,152,441	$443,870,699
2024	$486,840,340	$587,132,926	$431,833,024
2024	$545,000,463	$597,069,183	$482,360,179
2024	$536,727,687	$610,113,039	$476,375,731
2024	$534,722,165	$622,614,854	$480,632,048
2024	$525,948,009	$616,762,744	$472,359,188
2024	$575,584,665	$654,764,324	$522,860,168
2024	$531,147,983	$636,443,942	$487,497,934
2025	$548,462,491	$654,552,694	$496,330,065
2025	$521,726,854	$644,196,229	$469,011,589

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	7/2/2019 (commencement of operations)
Class VI	9.02%	13.82%	10.27%
S&P 1500 Index	17.55%	16.49%	14.45%
S&P SmallCap 600 Value Index	6.84%	11.07%	8.21%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

For S&P disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.65% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.48% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jul. 02, 2019
AssetsNet		$ 35,470,669
Holdings Count | Holding		262
Advisory Fees Paid, Amount		$ 119,215
InvestmentCompanyPortfolioTurnover		89.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$35,470,669
Number of Portfolio Holdings	262
Portfolio Turnover Rate	89%Footnote Reference*
Total Advisory Fees Paid, Net	$119,215
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 90%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Financial Services	12.5
Capital Goods	10.6
Banks	9.5
Consumer Durables & Apparel	9.2
Commercial & Professional Services	8.0
Insurance	7.4
Consumer Services	5.8
Equity Real Estate Investment Trusts (REITs)	4.9
Consumer Discretionary Distribution & Retail	3.0
Technology Hardware & Equipment	2.9
Real Estate Management & Development	2.8
Semiconductors & Semiconductor Equipment	2.6
Media & Entertainment	2.5
Automobiles & Components	2.5
Software & Services	2.4
Food, Beverage & Tobacco	2.0
Pharmaceuticals, Biotechnology & Life Sciences	2.0
Consumer Staples Distribution & Retail	1.8
Materials	1.6
Utilities	1.4
Energy	1.4
Transportation	1.3
Health Care Equipment & Services	1.3
Other (each less than 1%)	0.6
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000075103
Shareholder Report [Line Items]
Fund Name		GMO Asset Allocation Bond Fund
Class Name		Class VI
Trading Symbol		GABFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Asset Allocation Bond Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$37	0.37%

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.37%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Asset Allocation Bond Fund returned +1.22% (net) for the fiscal year ended February 28, 2025, as compared with a +5.26% return for the FTSE 3-Month Treasury Bill Index.

For the period, the Fund predominantly had exposure to U.S. nominal government bonds, implemented largely through futures contracts. At the start of the fiscal year, the 10-year nominal yield was 4.25% and, despite intra-period volatility, this was essentially unchanged at 4.24% at the end of February 2025. Against this reasonable backdrop for bonds, the Fund also lagged the Bloomberg U.S. Treasury 7-10 Year Index return of 5.1%.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2015	$300,000,000	$300,000,000	$300,000,000
2015	$279,659,091	$301,393,062	$300,005,927
2015	$272,272,727	$300,311,627	$300,010,794
2015	$273,409,091	$299,588,386	$300,015,082
2015	$275,909,091	$296,321,792	$300,018,407
2015	$275,984,971	$298,381,566	$300,021,009
2015	$274,035,408	$297,953,080	$300,028,574
2015	$269,161,501	$299,968,514	$300,036,332
2015	$273,426,170	$300,018,325	$300,043,463
2015	$273,304,322	$299,225,749	$300,051,751
2015	$268,552,263	$298,258,763	$300,074,880
2016	$269,770,739	$302,363,149	$300,112,272
2016	$270,623,673	$304,508,073	$300,166,287
2016	$271,476,607	$307,301,934	$300,236,253
2016	$271,720,302	$308,481,487	$300,307,181
2016	$270,501,825	$308,560,612	$300,370,979
2016	$272,085,845	$314,104,780	$300,431,017
2016	$272,816,931	$316,090,612	$300,497,802
2016	$272,329,540	$315,729,156	$300,569,213
2016	$273,182,474	$315,544,182	$300,641,202
2016	$272,695,084	$313,130,614	$300,716,901
2016	$268,674,110	$305,723,912	$300,794,431
2016	$268,186,720	$306,155,099	$300,887,621
2017	$270,379,978	$306,755,821	$300,999,363
2017	$270,867,368	$308,817,532	$301,117,080
2017	$271,232,911	$308,655,585	$301,252,047
2017	$272,207,693	$311,037,490	$301,405,035
2017	$272,329,540	$313,431,590	$301,587,561
2017	$270,623,673	$313,116,133	$301,801,021
2017	$271,842,150	$314,463,526	$302,043,875
2017	$273,913,560	$317,284,188	$302,310,774
2017	$272,451,388	$315,773,004	$302,571,456
2017	$273,182,474	$315,955,936	$302,844,618
2017	$273,182,474	$315,550,373	$303,115,034
2017	$274,648,965	$316,998,606	$303,418,409
2018	$272,801,551	$313,347,780	$303,752,092
2018	$271,200,458	$310,377,413	$304,078,981
2018	$273,047,873	$312,367,860	$304,457,647
2018	$273,047,873	$310,044,635	$304,886,422
2018	$274,525,804	$312,257,373	$305,341,484
2018	$276,791,357	$311,873,315	$305,803,436
2018	$275,425,406	$311,947,485	$306,299,503
2018	$277,660,599	$313,954,719	$306,815,905
2018	$275,797,938	$311,932,997	$307,332,548
2018	$272,941,858	$309,467,974	$307,891,834
2018	$274,431,987	$311,315,364	$308,459,505
2018	$276,765,221	$317,034,637	$309,070,302
2019	$281,298,109	$320,401,371	$309,698,156
2019	$280,650,554	$320,215,710	$310,271,657
2019	$285,701,487	$326,364,467	$310,914,883
2019	$286,608,064	$326,448,016	$311,540,906
2019	$291,270,464	$332,242,978	$312,191,889
2019	$294,378,730	$336,415,343	$312,821,864
2019	$295,227,314	$337,155,320	$313,447,068
2019	$300,920,038	$345,891,584	$314,042,638
2019	$297,345,537	$344,049,389	$314,581,446
2019	$297,477,926	$345,085,698	$315,114,134
2019	$297,477,926	$344,909,997	$315,583,362
2019	$298,887,180	$344,669,597	$316,032,738
2020	$305,942,166	$351,302,606	$316,458,552
2020	$308,248,603	$357,625,547	$316,858,201
2020	$305,263,802	$355,520,988	$317,258,428
2020	$312,590,133	$361,840,786	$317,518,580
2020	$314,896,570	$363,525,481	$317,655,378
2020	$318,152,718	$365,815,397	$317,686,795
2020	$324,723,233	$371,279,585	$317,722,934
2020	$329,210,614	$368,282,672	$317,758,109
2020	$327,714,821	$368,080,781	$317,788,996
2020	$325,267,158	$366,437,220	$317,816,317
2020	$328,394,727	$370,032,790	$317,842,337
2020	$332,604,545	$370,542,685	$317,866,911
2021	$334,389,789	$367,885,938	$317,890,088
2021	$327,935,448	$362,573,481	$317,908,062
2021	$326,836,836	$358,046,153	$317,924,252
2021	$333,153,851	$360,874,680	$317,934,997
2021	$334,252,462	$362,053,710	$317,942,064
2021	$337,410,969	$364,597,488	$317,947,333
2021	$343,727,984	$368,674,085	$317,954,271
2021	$342,354,720	$367,972,141	$317,964,005
2021	$336,998,990	$364,786,283	$317,976,099
2021	$335,076,421	$364,685,684	$317,987,664
2021	$338,646,907	$365,764,633	$317,999,758
2021	$337,039,743	$364,828,724	$318,013,154
2022	$330,050,117	$356,968,807	$318,027,995
2022	$328,791,984	$352,986,371	$318,051,798
2022	$315,791,281	$343,179,764	$318,102,296
2022	$303,070,163	$330,156,765	$318,192,451
2022	$304,887,465	$332,285,505	$318,346,018
2022	$301,812,030	$327,072,588	$318,560,876
2022	$310,883,706	$335,064,490	$318,891,282
2022	$298,921,227	$325,596,708	$319,365,474
2022	$284,988,458	$311,528,839	$319,991,063
2022	$280,907,142	$307,493,807	$320,783,711
2022	$290,758,595	$318,802,104	$321,703,135
2022	$286,958,749	$317,364,049	$322,788,797
2023	$296,810,201	$327,127,456	$323,980,130
2023	$286,677,278	$318,669,446	$325,110,316
2023	$302,439,603	$326,764,443	$326,410,066
2023	$304,409,894	$328,744,866	$327,709,190
2023	$299,624,902	$325,165,270	$329,096,203
2023	$293,432,560	$324,005,527	$330,497,479
2023	$289,744,989	$323,779,676	$332,003,077
2023	$287,585,935	$321,711,591	$333,546,741
2023	$267,434,769	$313,536,341	$335,052,724
2023	$255,488,005	$308,588,371	$336,631,225
2023	$281,972,396	$322,563,191	$338,170,263
2023	$310,965,702	$334,910,587	$339,761,293
2024	$304,298,977	$333,990,872	$341,348,372
2024	$289,187,733	$329,272,170	$342,830,841
2024	$293,187,768	$332,312,641	$344,343,875
2024	$266,520,866	$323,918,922	$345,965,872
2024	$275,854,282	$329,410,405	$347,573,767
2024	$286,076,594	$332,529,027	$349,138,150
2024	$298,707,432	$340,295,913	$350,761,753
2024	$309,471,664	$345,185,924	$352,379,622
2024	$315,302,289	$349,807,738	$353,924,105
2024	$289,288,729	$341,132,909	$355,451,675
2024	$293,474,819	$344,739,631	$356,864,709
2024	$274,491,353	$339,097,763	$358,267,864
2025	$274,958,439	$340,896,739	$359,646,494
2025	$292,707,738	$348,397,076	$360,871,749

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class VI	1.22%	(1.03%)	(0.25%)
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
FTSE 3-Month Treasury Bill Index	5.26%	2.64%	1.86%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.74% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.35% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 41,378,884
Holdings Count | Holding		10
Advisory Fees Paid, Amount		$ 102,486
InvestmentCompanyPortfolioTurnover		84.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$41,378,884
Number of Portfolio Holdings	10
Portfolio Turnover Rate	84%
Total Advisory Fees Paid, Net	$102,486

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Short-Term Investments	82.4
Debt Obligations	16.7
Futures Contracts	2.4
Swap Contracts	0.7
Other	(2.2)

Material Fund Change [Text Block]
C000013327
Shareholder Report [Line Items]
Fund Name		GMO Emerging Country Debt Fund
Class Name		Class III
Trading Symbol		GMCDX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$65	0.60%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.06%.

Expenses Paid, Amount		$ 65
Expense Ratio, Percent		0.60%
Expenses Excluding Extraordinary Expenses, Percent		0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Emerging Country Debt Fund returned +16.21% (net) for the fiscal year ended February 28, 2025, as compared with +9.82% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries tightened by 41 basis points to 328 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond fell by 4 basis points to 4.21%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Argentina, Lebanon, Ukraine, Ecuador, and Ghana and underweights in Qatar, Malaysia, Uruguay, and Indonesia.

In terms of security selection, positive alpha was driven by the holding of bonds in off-benchmark countries. The most notable countries in this category were Venezuela, which subsequently re-entered the benchmark, followed by Tunisia, Belarus, and Chad. Security selection in on-benchmark countries such as Chile, Mexico, Sri Lanka, and South Africa also contributed positive alpha during the fiscal year, though negative alpha from security selection in Brazil, Egypt, Jordan, and El Salvador partly offset these gains. Within quasi-sovereign security selection, the portfolio had positive alpha from Chile, Mexico, and Indonesia, while India, Ghana, and Hungary detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	J.P. Morgan EMBI Global Diversified +*
2015	$9,925	$10,000
2015	$9,925	$10,046
2015	$10,166	$10,244
2015	$10,103	$10,189
2015	$9,873	$10,017
2015	$9,884	$10,058
2015	$9,745	$9,949
2015	$9,541	$9,812
2015	$9,916	$10,122
2015	$9,980	$10,116
2015	$9,760	$9,964
2016	$9,558	$9,944
2016	$9,749	$10,145
2016	$10,176	$10,484
2016	$10,502	$10,684
2016	$10,468	$10,653
2016	$10,930	$11,050
2016	$11,145	$11,222
2016	$11,469	$11,424
2016	$11,610	$11,462
2016	$11,400	$11,295
2016	$10,905	$10,824
2016	$11,112	$10,980
2017	$11,361	$11,137
2017	$11,647	$11,369
2017	$11,743	$11,408
2017	$11,984	$11,594
2017	$12,105	$11,690
2017	$12,097	$11,660
2017	$12,091	$11,737
2017	$12,411	$11,940
2017	$12,497	$11,938
2017	$12,505	$11,960
2017	$12,357	$11,928
2017	$12,499	$12,003
2018	$12,564	$11,979
2018	$12,323	$11,745
2018	$12,353	$11,789
2018	$12,181	$11,617
2018	$11,991	$11,491
2018	$11,776	$11,375
2018	$12,047	$11,610
2018	$11,738	$11,386
2018	$11,986	$11,588
2018	$11,676	$11,329
2018	$11,624	$11,285
2018	$11,761	$11,450
2019	$12,383	$11,955
2019	$12,443	$12,030
2019	$12,559	$12,204
2019	$12,591	$12,219
2019	$12,628	$12,289
2019	$12,953	$12,663
2019	$13,100	$12,809
2019	$13,063	$12,879
2019	$13,053	$12,833
2019	$13,096	$12,880
2019	$13,100	$12,859
2019	$13,440	$13,100
2020	$13,678	$13,328
2020	$13,559	$13,220
2020	$11,494	$11,389
2020	$11,672	$11,645
2020	$12,331	$12,352
2020	$12,935	$12,786
2020	$13,521	$13,260
2020	$13,684	$13,329
2020	$13,333	$13,082
2020	$13,282	$13,078
2020	$13,995	$13,582
2020	$14,412	$13,840
2021	$14,227	$13,690
2021	$13,922	$13,341
2021	$13,747	$13,212
2021	$14,156	$13,505
2021	$14,358	$13,648
2021	$14,467	$13,748
2021	$14,538	$13,806
2021	$14,723	$13,941
2021	$14,398	$13,652
2021	$14,381	$13,655
2021	$14,017	$13,404
2021	$14,226	$13,592
2022	$13,787	$13,205
2022	$12,831	$12,341
2022	$12,969	$12,230
2022	$12,260	$11,546
2022	$12,224	$11,549
2022	$11,262	$10,831
2022	$11,539	$11,144
2022	$11,490	$11,039
2022	$10,786	$10,337
2022	$10,866	$10,352
2022	$11,793	$11,138
2022	$11,904	$11,175
2023	$12,411	$11,529
2023	$12,123	$11,274
2023	$12,123	$11,383
2023	$12,123	$11,443
2023	$12,061	$11,378
2023	$12,534	$11,632
2023	$12,986	$11,854
2023	$12,834	$11,676
2023	$12,516	$11,372
2023	$12,551	$11,218
2023	$13,332	$11,853
2023	$14,004	$12,414
2024	$14,019	$12,287
2024	$14,322	$12,407
2024	$14,792	$12,667
2024	$14,694	$12,404
2024	$14,913	$12,627
2024	$14,989	$12,705
2024	$15,254	$12,942
2024	$15,552	$13,243
2024	$15,933	$13,487
2024	$15,788	$13,255
2024	$15,979	$13,413
2024	$15,875	$13,225
2025	$16,377	$13,416
2025	$16,520	$13,626

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III	14.48%	3.87%	5.15%
J.P. Morgan EMBI Global Diversified +*	9.82%	0.61%	3.14%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 0.75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

*The J.P. Morgan Emerging Markets Bond Index Global Diversified + (composite index) reflects the performance of the J.P. Morgan Emerging Markets Bond Index Global through 2/29/2020 and the J.P. Morgan EMBI Global Diversified thereafter.

The gross expense ratio of 0.58% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.58% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 2,334,541,173
Holdings Count | Holding		333
Advisory Fees Paid, Amount		$ 7,917,220
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,334,541,173
Number of Portfolio Holdings	333
Portfolio Turnover Rate	35%
Total Advisory Fees Paid, Net	$7,917,220

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	96.2
Rights/Warrants	1.4
Loan Assignments	1.1
Short-Term Investments	0.7
Investment Funds	0.5
Swap Contracts	0.3
Loan Participations	0.2
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.4)
Reverse Repurchase Agreements	(2.0)
Other	2.1

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Mexico	6.3
Colombia	5.0
Argentina	5.0
Turkey	4.5
Romania	3.8
Venezuela	3.8
Poland	3.5
Other (each between (3)% and 3%)	68.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Change [Text Block]
C000013328
Shareholder Report [Line Items]
Fund Name		GMO Emerging Country Debt Fund
Class Name		Class IV
Trading Symbol		GMDFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$59	0.55%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.07%.

Expenses Paid, Amount		$ 59
Expense Ratio, Percent		0.55%
Expenses Excluding Extraordinary Expenses, Percent		0.07%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class IV shares of GMO Emerging Country Debt Fund returned +16.34% (net) for the fiscal year ended February 28, 2025, as compared with +9.82% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries tightened by 41 basis points to 328 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond fell by 4 basis points to 4.21%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Argentina, Lebanon, Ukraine, Ecuador, and Ghana and underweights in Qatar, Malaysia, Uruguay, and Indonesia.

In terms of security selection, positive alpha was driven by the holding of bonds in off-benchmark countries. The most notable countries in this category were Venezuela, which subsequently re-entered the benchmark, followed by Tunisia, Belarus, and Chad. Security selection in on-benchmark countries such as Chile, Mexico, Sri Lanka, and South Africa also contributed positive alpha during the fiscal year, though negative alpha from security selection in Brazil, Egypt, Jordan, and El Salvador partly offset these gains. Within quasi-sovereign security selection, the portfolio had positive alpha from Chile, Mexico, and Indonesia, while India, Ghana, and Hungary detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class IV	J.P. Morgan EMBI Global Diversified +*
2015	$124,062,500	$125,000,000
2015	$124,062,500	$125,574,672
2015	$127,072,455	$128,049,105
2015	$126,156,382	$127,362,691
2015	$123,408,162	$125,207,114
2015	$123,567,685	$125,720,493
2015	$121,827,295	$124,368,410
2015	$119,283,649	$122,650,830
2015	$123,969,314	$126,524,879
2015	$124,772,571	$126,452,063
2015	$121,915,364	$124,551,437
2016	$119,522,107	$124,303,958
2016	$121,915,364	$126,816,494
2016	$127,264,999	$131,047,207
2016	$131,347,616	$133,555,690
2016	$130,925,276	$133,157,449
2016	$136,697,250	$138,125,864
2016	$139,376,024	$140,274,414
2016	$143,430,426	$142,796,939
2016	$145,195,283	$143,281,037
2016	$142,571,847	$141,182,983
2016	$136,418,696	$135,301,654
2016	$138,999,994	$137,246,669
2017	$142,120,196	$139,218,182
2017	$145,693,332	$142,108,061
2017	$146,901,152	$142,601,426
2017	$149,920,703	$144,927,366
2017	$151,430,478	$146,129,492
2017	$151,329,827	$145,754,623
2017	$151,287,588	$146,713,504
2017	$155,297,248	$149,247,719
2017	$156,376,773	$149,227,952
2017	$156,479,584	$149,495,340
2017	$154,628,972	$149,097,099
2017	$156,398,735	$150,037,384
2018	$157,262,220	$149,742,959
2018	$154,186,054	$146,809,180
2018	$154,617,797	$147,361,631
2018	$152,459,084	$145,206,667
2018	$150,084,500	$143,632,712
2018	$147,386,109	$142,189,775
2018	$150,810,542	$145,119,565
2018	$146,925,365	$142,329,547
2018	$150,044,451	$144,845,702
2018	$146,159,273	$141,614,601
2018	$145,557,345	$141,058,617
2018	$147,209,175	$143,119,512
2019	$155,064,210	$149,443,253
2019	$155,762,436	$150,372,394
2019	$157,217,072	$152,556,073
2019	$157,682,555	$152,739,329
2019	$158,148,039	$153,614,446
2019	$162,221,020	$158,291,455
2019	$164,095,744	$160,111,820
2019	$163,564,308	$160,989,176
2019	$163,505,259	$160,409,062
2019	$164,036,695	$161,004,047
2019	$164,095,744	$160,739,583
2019	$168,346,107	$163,756,002
2020	$171,391,127	$166,605,990
2020	$169,899,689	$165,250,991
2020	$144,048,090	$142,365,482
2020	$146,285,248	$145,564,033
2020	$154,488,159	$154,395,671
2020	$162,069,637	$159,822,551
2020	$169,398,810	$165,755,628
2020	$171,507,508	$166,607,089
2020	$167,098,411	$163,523,059
2020	$166,459,411	$163,474,237
2020	$175,405,406	$169,780,166
2020	$180,629,103	$173,002,560
2021	$178,370,383	$171,124,524
2021	$174,537,405	$166,757,312
2021	$172,278,686	$165,149,883
2021	$177,412,139	$168,809,744
2021	$179,944,642	$170,600,896
2021	$181,382,009	$171,852,455
2021	$182,252,987	$172,568,910
2021	$184,575,129	$174,262,236
2021	$180,564,156	$170,649,901
2021	$180,353,053	$170,690,342
2021	$175,779,136	$167,550,456
2021	$178,339,737	$169,896,446
2022	$172,901,168	$165,062,757
2022	$160,890,995	$154,256,810
2022	$162,628,315	$152,870,435
2022	$153,790,641	$144,322,992
2022	$153,261,891	$144,361,485
2022	$141,251,718	$135,391,564
2022	$144,775,406	$139,305,170
2022	$144,076,758	$137,988,154
2022	$135,304,843	$129,207,819
2022	$136,314,001	$129,405,116
2022	$147,958,136	$139,228,829
2022	$149,319,774	$139,683,293
2023	$155,688,456	$144,108,753
2023	$152,073,798	$140,926,997
2023	$152,159,862	$142,285,009
2023	$152,073,798	$143,040,530
2023	$151,385,292	$142,219,938
2023	$157,323,658	$145,394,676
2023	$163,010,609	$148,173,406
2023	$161,099,990	$145,943,841
2023	$157,105,057	$142,147,919
2023	$157,539,289	$140,223,532
2023	$167,352,927	$148,163,489
2023	$175,771,382	$155,175,723
2024	$175,962,023	$153,590,300
2024	$179,774,851	$155,092,048
2024	$185,684,735	$158,334,303
2024	$184,540,887	$155,047,159
2024	$187,305,187	$157,842,477
2024	$188,258,394	$158,814,165
2024	$191,543,794	$161,780,434
2024	$195,290,137	$165,531,679
2024	$200,093,141	$168,587,895
2024	$198,268,000	$165,690,587
2024	$200,669,502	$167,662,233
2024	$199,471,309	$165,318,131
2025	$205,688,861	$167,695,127
2025	$207,585,724	$170,325,549

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class IV	14.60%	3.93%	5.20%
J.P. Morgan EMBI Global Diversified +*	9.82%	0.61%	3.14%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 0.75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

*The J.P. Morgan Emerging Markets Bond Index Global Diversified + (composite index) reflects the performance of the J.P. Morgan Emerging Markets Bond Index Global through 2/29/2020 and the J.P. Morgan EMBI Global Diversified thereafter.

The gross expense ratio of 0.53% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.53% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 2,334,541,173
Holdings Count | Holding		333
Advisory Fees Paid, Amount		$ 7,917,220
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,334,541,173
Number of Portfolio Holdings	333
Portfolio Turnover Rate	35%
Total Advisory Fees Paid, Net	$7,917,220

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	96.2
Rights/Warrants	1.4
Loan Assignments	1.1
Short-Term Investments	0.7
Investment Funds	0.5
Swap Contracts	0.3
Loan Participations	0.2
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.4)
Reverse Repurchase Agreements	(2.0)
Other	2.1

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Mexico	6.3
Colombia	5.0
Argentina	5.0
Turkey	4.5
Romania	3.8
Venezuela	3.8
Poland	3.5
Other (each between (3)% and 3%)	68.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Change [Text Block]
C000013330
Shareholder Report [Line Items]
Fund Name		GMO Emerging Country Debt Fund
Class Name		Class VI
Trading Symbol		GMOQX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Emerging Country Debt Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$54	0.50%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.06%.

Expenses Paid, Amount		$ 54
Expense Ratio, Percent		0.50%
Expenses Excluding Extraordinary Expenses, Percent		0.06%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO Emerging Country Debt Fund returned +16.33% (net) for the fiscal year ended February 28, 2025, as compared with +9.82% for the J.P. Morgan EMBI Global Diversified + ("EMBIGD").

EMBIGD’s spread over U.S. Treasuries tightened by 41 basis points to 328 basis points during the fiscal year, and the yield on the 10-year U.S. Treasury bond fell by 4 basis points to 4.21%.

The Fund had positive alpha from country selection during the fiscal year, driven by overweights in Argentina, Lebanon, Ukraine, Ecuador, and Ghana and underweights in Qatar, Malaysia, Uruguay, and Indonesia.

In terms of security selection, positive alpha was driven by the holding of bonds in off-benchmark countries. The most notable countries in this category were Venezuela, which subsequently re-entered the benchmark, followed by Tunisia, Belarus, and Chad. Security selection in on-benchmark countries such as Chile, Mexico, Sri Lanka, and South Africa also contributed positive alpha during the fiscal year, though negative alpha from security selection in Brazil, Egypt, Jordan, and El Salvador partly offset these gains. Within quasi-sovereign security selection, the portfolio had positive alpha from Chile, Mexico, and Indonesia, while India, Ghana, and Hungary detracted.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	J.P. Morgan EMBI Global Diversified +*
2021	$297,750,000	$300,000,000
2021	$297,865,006	$300,203,345
2021	$301,660,197	$303,149,080
2021	$295,104,867	$296,865,010
2021	$294,759,849	$296,935,361
2021	$287,284,473	$291,473,171
2021	$291,648,359	$295,554,288
2022	$282,630,854	$287,145,533
2022	$263,113,513	$268,347,354
2022	$265,831,118	$265,935,597
2022	$251,378,403	$251,066,342
2022	$250,637,239	$251,133,305
2022	$230,996,371	$235,529,101
2022	$236,691,194	$242,337,267
2022	$235,675,352	$240,046,166
2022	$221,326,583	$224,771,771
2022	$222,850,346	$225,114,991
2022	$241,897,384	$242,204,463
2022	$244,156,236	$242,995,054
2023	$254,575,822	$250,693,650
2023	$248,662,003	$245,158,620
2023	$248,802,808	$247,521,037
2023	$248,662,003	$248,835,352
2023	$247,535,561	$247,407,839
2023	$257,251,121	$252,930,659
2023	$266,589,002	$257,764,577
2023	$263,462,691	$253,885,995
2023	$256,925,861	$247,282,554
2023	$257,636,386	$243,934,863
2023	$273,694,252	$257,747,326
2023	$287,541,842	$269,945,908
2024	$287,853,878	$267,187,883
2024	$294,094,613	$269,800,346
2024	$303,767,751	$275,440,620
2024	$301,739,513	$269,722,256
2024	$306,264,045	$274,585,032
2024	$307,980,247	$276,275,395
2024	$313,217,711	$281,435,558
2024	$319,507,224	$287,961,277
2024	$327,369,114	$293,277,915
2024	$324,381,596	$288,237,717
2024	$328,312,541	$291,667,620
2024	$326,258,727	$287,589,786
2025	$336,605,551	$291,724,842
2025	$339,546,886	$296,300,762

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	7/29/2021 (commencement of operations)
Class VI	14.59%	3.51%
J.P. Morgan EMBI Global Diversified +*	9.82%	(0.35%)

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Each performance figure assumes a purchase at the beginning and redemption at the end of the stated period and reflects a transaction fee of 0.75% on the purchase and 0.75% on the redemption. Transaction fees are retained by the Fund to cover trading costs. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

*The J.P. Morgan Emerging Markets Bond Index Global Diversified + (composite index) reflects the performance of the J.P. Morgan Emerging Markets Bond Index Global through 2/29/2020 and the J.P. Morgan EMBI Global Diversified thereafter.

The gross expense ratio of 0.48% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.48% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jul. 29, 2021
AssetsNet		$ 2,334,541,173
Holdings Count | Holding		333
Advisory Fees Paid, Amount		$ 7,917,220
InvestmentCompanyPortfolioTurnover		35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,334,541,173
Number of Portfolio Holdings	333
Portfolio Turnover Rate	35%
Total Advisory Fees Paid, Net	$7,917,220

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	96.2
Rights/Warrants	1.4
Loan Assignments	1.1
Short-Term Investments	0.7
Investment Funds	0.5
Swap Contracts	0.3
Loan Participations	0.2
Forward Currency Contracts	(0.1)
Securities Sold Short	(0.4)
Reverse Repurchase Agreements	(2.0)
Other	2.1

Largest Holdings [Text Block]

Country/Region SummaryFootnote Reference*

% of Investments

Mexico	6.3
Colombia	5.0
Argentina	5.0
Turkey	4.5
Romania	3.8
Venezuela	3.8
Poland	3.5
Other (each between (3)% and 3%)	68.1
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Change [Text Block]
C000199930
Shareholder Report [Line Items]
Fund Name		GMO High Yield Fund
Class Name		Class VI
Trading Symbol		GHVIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Material Fund Change Notice [Text Block]
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$48	0.46%

Expenses Paid, Amount		$ 48
Expense Ratio, Percent		0.46%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class VI shares of GMO High Yield Fund returned +9.95% (net) for the fiscal year ended February 28, 2025, as compared with +10.19% for the Markit iBoxx USD Liquid High Yield Index.

The Fund was invested in a mix of index portfolio products and cash high yield bonds. During the fiscal year, the Fund moved exposures between different products based on changes in the model’s alpha signals and other factors.

The Fund’s allocation to high-quality BB bonds drove relative underperformance. Relative gains from allocations to carry and portfolio products, including standardized Total Return Swaps and Credit Default Swap indices, were not enough to offset those losses.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	Bloomberg U.S. Aggregate Index	Markit iBoxx USD Liquid High Yield Index
2018	$300,000,000	$300,000,000	$300,000,000
2018	$298,800,000	$300,701,425	$298,516,962
2018	$303,150,000	$300,772,939	$302,099,341
2018	$306,000,000	$302,708,270	$304,343,310
2018	$308,100,000	$300,758,969	$305,979,162
2018	$303,750,000	$298,382,248	$301,040,985
2018	$302,700,000	$300,163,461	$299,587,539
2018	$297,893,165	$305,677,859	$293,111,425
2019	$311,462,121	$308,923,990	$307,118,420
2019	$315,205,281	$308,744,980	$312,094,858
2019	$319,572,301	$314,673,477	$315,084,370
2019	$323,315,461	$314,754,033	$319,142,119
2019	$318,636,511	$320,341,409	$314,711,625
2019	$328,618,271	$324,364,312	$322,706,047
2019	$329,039,505	$325,077,781	$324,586,371
2019	$330,948,826	$333,501,095	$326,007,668
2019	$332,380,816	$331,724,892	$326,982,444
2019	$333,176,366	$332,724,078	$328,270,819
2019	$335,085,686	$332,554,671	$329,631,998
2019	$340,594,280	$332,322,883	$336,052,742
2020	$340,089,696	$338,718,285	$334,936,052
2020	$335,380,244	$344,814,726	$329,390,271
2020	$302,414,082	$342,785,557	$295,743,550
2020	$314,860,490	$348,878,968	$306,247,010
2020	$324,279,393	$350,503,314	$319,147,072
2020	$323,606,615	$352,711,200	$318,661,847
2020	$337,992,984	$357,979,650	$333,935,598
2020	$340,369,630	$355,090,093	$336,435,707
2020	$336,465,140	$354,895,434	$332,230,481
2020	$337,992,984	$353,310,748	$333,376,063
2020	$353,101,661	$356,777,519	$345,903,895
2020	$359,211,560	$357,269,148	$351,725,595
2021	$358,695,451	$354,707,570	$352,528,373
2021	$359,555,632	$349,585,415	$352,747,239
2021	$362,308,211	$345,220,265	$354,119,148
2021	$366,437,080	$347,947,469	$357,612,887
2021	$367,297,261	$349,084,264	$358,254,014
2021	$372,114,274	$351,536,919	$362,422,661
2021	$372,613,222	$355,467,484	$363,101,968
2021	$375,586,694	$354,790,685	$365,421,082
2021	$374,285,800	$351,718,951	$364,792,190
2021	$374,099,958	$351,621,956	$363,674,618
2021	$370,383,118	$352,662,255	$359,834,109
2021	$377,126,796	$351,759,872	$367,475,077
2022	$366,944,765	$344,181,512	$356,940,332
2022	$364,399,257	$340,341,734	$354,498,211
2022	$361,462,132	$330,886,419	$351,388,265
2022	$346,972,317	$318,329,928	$337,545,628
2022	$352,063,333	$320,382,412	$340,853,192
2022	$330,328,611	$315,356,231	$316,647,582
2022	$351,556,350	$323,061,848	$338,215,482
2022	$339,589,309	$313,933,220	$326,630,244
2022	$328,406,992	$300,369,289	$314,441,236
2022	$340,962,576	$296,478,800	$324,330,433
2022	$350,575,445	$307,382,012	$331,578,359
2022	$346,850,885	$305,995,471	$328,008,142
2023	$359,963,540	$315,409,134	$341,057,990
2023	$353,830,201	$307,254,106	$335,502,254
2023	$359,963,540	$315,059,125	$339,969,938
2023	$363,135,957	$316,968,605	$342,614,023
2023	$358,906,068	$313,517,237	$338,402,895
2023	$364,616,418	$312,399,039	$344,125,665
2023	$369,057,801	$312,181,278	$348,910,160
2023	$369,480,790	$310,187,276	$349,646,785
2023	$364,404,923	$302,304,878	$345,388,292
2023	$360,598,023	$297,534,155	$340,895,044
2023	$378,786,545	$311,008,369	$356,704,071
2023	$391,753,362	$322,913,459	$370,281,154
2024	$392,415,854	$322,026,690	$369,490,247
2024	$392,857,515	$317,477,020	$370,378,639
2024	$397,715,787	$320,408,576	$374,455,123
2024	$392,636,684	$312,315,536	$370,682,347
2024	$398,599,109	$317,610,303	$375,167,444
2024	$402,353,228	$320,617,211	$378,720,459
2024	$410,471,637	$328,105,873	$386,662,484
2024	$416,815,503	$332,820,714	$392,643,375
2024	$423,394,327	$337,276,966	$399,088,139
2024	$419,165,083	$328,912,886	$396,841,252
2024	$425,743,907	$332,390,408	$401,525,741
2024	$422,825,949	$326,950,642	$399,707,347
2025	$428,659,780	$328,685,175	$405,445,972
2025	$431,957,163	$335,916,836	$408,116,159

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	6/25/2018 (commencement of operations)
Class VI	9.95%	5.19%	5.61%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.71%
Markit iBoxx USD Liquid High Yield Index	10.19%	4.38%	4.71%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.52% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.46% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jun. 25, 2018
Material Change Date	Mar. 01, 2024
AssetsNet		$ 134,181,926
Holdings Count | Holding		111
Advisory Fees Paid, Amount		$ 506,460
InvestmentCompanyPortfolioTurnover		115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$134,181,926
Number of Portfolio Holdings	111
Portfolio Turnover Rate	115%
Total Advisory Fees Paid, Net	$506,460

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	71.5
Short-Term Investments	28.4
Swap Contracts	1.6
Futures Contracts	0.1
Written Options	(0.1)
Forward Currency Contracts	(0.7)
Other	(0.8)

Industry Group SummaryFootnote Reference*

% of Investments

Consumer Cyclical	19.7
Communications	14.8
Capital Goods	11.2
Consumer Non-Cyclical	10.9
Energy	10.2
Technology	7.7
Basic Industry	5.0
Finance Companies	3.9
Electric	3.9
Transportation	3.2
Insurance	2.8
REITS	1.8
Other Industrial	1.6
Other Financial	1.1
Cash/Cash Equivalents	0.9
Brokerage/Asset Managers/Exchanges	0.5
Government Owned No Guarantee	0.5
Banking	0.3
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

Effective March 21, 2025, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.35% for Class VI, R6 and I shares (each, an “Expense Cap”). The Expense Cap will remain in effect through at least March 20, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective March 21, 2025, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.35% for Class VI, R6 and I shares (each, an “Expense Cap”). The Expense Cap will remain in effect through at least March 20, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since March 1, 2024.
C000213400
Shareholder Report [Line Items]
Fund Name		GMO High Yield Fund
Class Name		Class I
Trading Symbol		GMOZX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO High Yield Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Material Fund Change Notice [Text Block]
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$68	0.65%

Expenses Paid, Amount		$ 68
Expense Ratio, Percent		0.65%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class I shares of GMO High Yield Fund returned +9.75% (net) for the fiscal year ended February 28, 2025, as compared with +10.19% for the Markit iBoxx USD Liquid High Yield Index.

The Fund was invested in a mix of index portfolio products and cash high yield bonds. During the fiscal year, the Fund moved exposures between different products based on changes in the model’s alpha signals and other factors.

The Fund’s allocation to high-quality BB bonds drove relative underperformance. Relative gains from allocations to carry and portfolio products, including standardized Total Return Swaps and Credit Default Swap indices, were not enough to offset those losses.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Index	Markit iBoxx USD Liquid High Yield Index
2023	$10,000	$10,000	$10,000
2023	$10,012	$10,014	$10,001
2023	$9,889	$9,905	$9,878
2023	$10,047	$9,869	$10,045
2023	$10,175	$9,863	$10,184
2023	$10,181	$9,800	$10,206
2023	$10,041	$9,551	$10,082
2023	$9,936	$9,400	$9,950
2023	$10,437	$9,825	$10,412
2023	$10,790	$10,202	$10,808
2024	$10,808	$10,174	$10,785
2024	$10,820	$10,030	$10,811
2024	$10,948	$10,122	$10,930
2024	$10,808	$9,867	$10,820
2024	$10,972	$10,034	$10,951
2024	$11,070	$10,129	$11,055
2024	$11,292	$10,366	$11,286
2024	$11,467	$10,515	$11,461
2024	$11,642	$10,655	$11,649
2024	$11,532	$10,391	$11,583
2024	$11,706	$10,501	$11,720
2024	$11,624	$10,329	$11,667
2025	$11,785	$10,384	$11,835
2025	$11,875	$10,612	$11,913

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	4/13/2023 (commencement of operations)
Class I	9.75%	9.57%
Bloomberg U.S. Aggregate Index	5.81%	3.21%
Markit iBoxx USD Liquid High Yield Index	10.19%	9.75%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 1.07% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.66% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Apr. 13, 2023
Material Change Date	Mar. 01, 2024
AssetsNet		$ 134,181,926
Holdings Count | Holding		111
Advisory Fees Paid, Amount		$ 506,460
InvestmentCompanyPortfolioTurnover		115.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$134,181,926
Number of Portfolio Holdings	111
Portfolio Turnover Rate	115%
Total Advisory Fees Paid, Net	$506,460

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	71.5
Short-Term Investments	28.4
Swap Contracts	1.6
Futures Contracts	0.1
Written Options	(0.1)
Forward Currency Contracts	(0.7)
Other	(0.8)

Industry Group SummaryFootnote Reference*

% of Investments

Consumer Cyclical	19.7
Communications	14.8
Capital Goods	11.2
Consumer Non-Cyclical	10.9
Energy	10.2
Technology	7.7
Basic Industry	5.0
Finance Companies	3.9
Electric	3.9
Transportation	3.2
Insurance	2.8
REITS	1.8
Other Industrial	1.6
Other Financial	1.1
Cash/Cash Equivalents	0.9
Brokerage/Asset Managers/Exchanges	0.5
Government Owned No Guarantee	0.5
Banking	0.3
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

Effective March 21, 2025, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.35% for Class VI, R6 and I shares (each, an “Expense Cap”). The Expense Cap will remain in effect through at least March 20, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Also, effective March 21, 2025, GMO has also contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least March 20, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Material Fund Change Expenses [Text Block]

Effective March 21, 2025, GMO has contractually agreed to waive its fees with respect to and/or reimburse the Fund to the extent that the Fund’s total annual fund operating expenses (after applying all other contractual and voluntary expense limitation arrangements in effect at the time) exceed 0.35% for Class VI, R6 and I shares (each, an “Expense Cap”). The Expense Cap will remain in effect through at least March 20, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Also, effective March 21, 2025, GMO has also contractually agreed to waive its fees with respect to and/or reimburse Class I shares to the extent amounts paid by the Fund out of the net assets attributable to Class I shares for sub-transfer agency, recordkeeping and other administrative services provided by financial intermediaries for the benefit of Class I shareholders exceed 0.10% of the average daily net assets attributable to Class I shares. This reimbursement will continue through at least March 20, 2026 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees.

Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since March 1, 2024.
C000013294
Shareholder Report [Line Items]
Fund Name		GMO Multi-Sector Fixed Income Fund
Class Name		Class III
Trading Symbol		GUGAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Multi-Sector Fixed Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$36	0.35%

Expenses Paid, Amount		$ 36
Expense Ratio, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Multi-Sector Fixed Income Fund returned +5.82% (net) for the fiscal year ended February 28, 2025, as compared with +5.81% for the Bloomberg U.S. Aggregate Index.

The Fund’s investment exposure was implemented through global interest rate and currency derivatives, as well as indirect (through other GMO Funds, including GMO Opportunistic Income Fund and GMO Emerging Country Debt Fund) and direct fixed income investments.

The Fund benefited from sector positioning, with gains driven by overweights in emerging debt and securitized credit, though an underweight to agency mortgages tempered gains. Credit selection within the Fund’s allocation to investment-grade corporates added value. Active interest rate strategies drew down, while currency positioning returned near flat.

Developed interest rate performance was challenged by overall duration timing, though gains from cross-market positioning, namely in Europe and New Zealand, provided some support. Curve slope (2-year vs. 10-year) positions delivered modest but positive returns, aided both by market selection and global timing. Emerging interest rates detracted, driven entirely by Brazil.

G10 currency selection, led by positions in Swedish krona and Swiss franc, performed well. Emerging market currency selection struggled, weighted down by active positions in Israeli shekel and Brazilian real.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	Bloomberg U.S. Aggregate Index
2015	$10,000	$10,000
2015	$9,795	$10,046
2015	$9,680	$10,010
2015	$9,641	$9,986
2015	$9,603	$9,877
2015	$9,674	$9,946
2015	$9,620	$9,932
2015	$9,607	$9,999
2015	$9,661	$10,001
2015	$9,634	$9,974
2015	$9,593	$9,942
2016	$9,593	$10,079
2016	$9,607	$10,150
2016	$9,701	$10,243
2016	$9,777	$10,283
2016	$9,790	$10,285
2016	$9,967	$10,470
2016	$10,030	$10,536
2016	$10,021	$10,524
2016	$10,039	$10,518
2016	$9,967	$10,438
2016	$9,722	$10,191
2016	$9,724	$10,205
2017	$9,780	$10,225
2017	$9,841	$10,294
2017	$9,864	$10,289
2017	$9,944	$10,368
2017	$10,018	$10,448
2017	$10,027	$10,437
2017	$10,055	$10,482
2017	$10,162	$10,576
2017	$10,130	$10,526
2017	$10,153	$10,532
2017	$10,139	$10,518
2017	$10,157	$10,567
2018	$10,076	$10,445
2018	$9,999	$10,346
2018	$10,076	$10,412
2018	$10,009	$10,335
2018	$10,085	$10,409
2018	$10,109	$10,396
2018	$10,117	$10,398
2018	$10,179	$10,465
2018	$10,151	$10,398
2018	$10,069	$10,316
2018	$10,127	$10,377
2018	$10,371	$10,568
2019	$10,532	$10,680
2019	$10,487	$10,674
2019	$10,718	$10,879
2019	$10,713	$10,882
2019	$10,959	$11,075
2019	$11,105	$11,214
2019	$11,100	$11,239
2019	$11,461	$11,530
2019	$11,381	$11,468
2019	$11,376	$11,503
2019	$11,376	$11,497
2019	$11,371	$11,489
2020	$11,568	$11,710
2020	$11,785	$11,921
2020	$11,520	$11,851
2020	$11,764	$12,061
2020	$11,923	$12,118
2020	$12,035	$12,194
2020	$12,244	$12,376
2020	$12,162	$12,276
2020	$12,173	$12,269
2020	$12,101	$12,215
2020	$12,244	$12,334
2020	$12,267	$12,351
2021	$12,155	$12,263
2021	$11,854	$12,086
2021	$11,695	$11,935
2021	$11,896	$12,029
2021	$11,972	$12,068
2021	$12,078	$12,153
2021	$12,192	$12,289
2021	$12,174	$12,266
2021	$12,029	$12,160
2021	$11,865	$12,156
2021	$11,865	$12,192
2021	$11,877	$12,161
2022	$11,635	$11,899
2022	$11,411	$11,766
2022	$11,060	$11,439
2022	$10,630	$11,005
2022	$10,666	$11,076
2022	$10,375	$10,902
2022	$10,745	$11,169
2022	$10,430	$10,853
2022	$9,939	$10,384
2022	$9,836	$10,250
2022	$10,212	$10,627
2022	$10,153	$10,579
2023	$10,492	$10,904
2023	$10,208	$10,622
2023	$10,449	$10,892
2023	$10,517	$10,958
2023	$10,400	$10,839
2023	$10,381	$10,800
2023	$10,418	$10,793
2023	$10,369	$10,724
2023	$10,153	$10,451
2023	$9,894	$10,286
2023	$10,313	$10,752
2023	$10,764	$11,164
2024	$10,727	$11,133
2024	$10,597	$10,976
2024	$10,708	$11,077
2024	$10,431	$10,797
2024	$10,603	$10,980
2024	$10,702	$11,084
2024	$10,939	$11,343
2024	$11,094	$11,506
2024	$11,243	$11,660
2024	$10,946	$11,371
2024	$11,063	$11,491
2024	$10,904	$11,303
2025	$10,969	$11,363
2025	$11,214	$11,613

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III	5.82%	(0.99%)	1.15%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.74% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.44% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 82,245,630
Holdings Count | Holding		334
Advisory Fees Paid, Amount		$ 127,565
InvestmentCompanyPortfolioTurnover		444.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$82,245,630
Number of Portfolio Holdings	334
Portfolio Turnover Rate	444%
Total Advisory Fees Paid, Net	$127,565

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	47.5
Short-Term Investments	33.6
GMO Fixed Income Funds	22.8
Common Stocks	16.8
Futures Contracts	0.3
Forward Currency Contracts	(0.4)
Swap Contracts	(0.5)
Other	(20.1)

Country/Region SummaryFootnote Reference*

% of Investments

United States	98.2
Other (each between (1)% and 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Change [Text Block]
C000013295
Shareholder Report [Line Items]
Fund Name		GMO Multi-Sector Fixed Income Fund
Class Name		Class IV
Trading Symbol		GPBFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Multi-Sector Fixed Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$31	0.30%

Expenses Paid, Amount		$ 31
Expense Ratio, Percent		0.30%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class IV shares of GMO Multi-Sector Fixed Income Fund returned +5.84% (net) for the fiscal year ended February 28, 2025, as compared with +5.81% for the Bloomberg U.S. Aggregate Index.

The Fund’s investment exposure was implemented through global interest rate and currency derivatives, as well as indirect (through other GMO Funds, including GMO Opportunistic Income Fund and GMO Emerging Country Debt Fund) and direct fixed income investments.

The Fund benefited from sector positioning, with gains driven by overweights in emerging debt and securitized credit, though an underweight to agency mortgages tempered gains. Credit selection within the Fund’s allocation to investment-grade corporates added value. Active interest rate strategies drew down, while currency positioning returned near flat.

Developed interest rate performance was challenged by overall duration timing, though gains from cross-market positioning, namely in Europe and New Zealand, provided some support. Curve slope (2-year vs. 10-year) positions delivered modest but positive returns, aided both by market selection and global timing. Emerging interest rates detracted, driven entirely by Brazil.

G10 currency selection, led by positions in Swedish krona and Swiss franc, performed well. Emerging market currency selection struggled, weighted down by active positions in Israeli shekel and Brazilian real.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class IV	Bloomberg U.S. Aggregate Index
2015	$125,000,000	$125,000,000
2015	$122,445,722	$125,580,442
2015	$120,849,298	$125,129,845
2015	$120,530,013	$124,828,494
2015	$120,051,086	$123,467,413
2015	$120,953,432	$124,325,653
2015	$120,281,468	$124,147,117
2015	$119,945,486	$124,986,881
2015	$120,785,441	$125,007,635
2015	$120,449,459	$124,677,396
2015	$119,945,486	$124,274,485
2016	$119,945,486	$125,984,645
2016	$120,113,477	$126,878,364
2016	$121,289,413	$128,042,473
2016	$122,216,076	$128,533,953
2016	$122,385,585	$128,566,922
2016	$124,589,204	$130,876,992
2016	$125,493,253	$131,704,422
2016	$125,380,247	$131,553,815
2016	$125,606,259	$131,476,743
2016	$124,758,713	$130,471,089
2016	$121,651,046	$127,384,964
2016	$121,661,141	$127,564,625
2017	$122,360,008	$127,814,925
2017	$123,175,353	$128,673,972
2017	$123,466,548	$128,606,494
2017	$124,456,610	$129,598,954
2017	$125,446,672	$130,596,496
2017	$125,504,911	$130,465,055
2017	$125,940,948	$131,026,469
2017	$127,224,868	$132,201,745
2017	$126,874,708	$131,572,085
2017	$127,166,508	$131,648,307
2017	$126,991,428	$131,479,322
2017	$127,220,200	$132,082,753
2018	$126,205,304	$130,561,575
2018	$125,250,107	$129,323,922
2018	$126,205,304	$130,153,275
2018	$125,429,207	$129,185,265
2018	$126,324,703	$130,107,239
2018	$126,623,202	$129,947,214
2018	$126,769,706	$129,978,119
2018	$127,548,905	$130,814,466
2018	$127,189,275	$129,972,082
2018	$126,170,322	$128,944,989
2018	$126,889,583	$129,714,735
2018	$129,977,211	$132,097,765
2019	$131,985,550	$133,500,571
2019	$131,420,705	$133,423,213
2019	$134,307,693	$135,985,195
2019	$134,244,932	$136,020,007
2019	$137,382,962	$138,434,574
2019	$139,203,020	$140,173,060
2019	$139,077,498	$140,481,383
2019	$143,659,023	$144,121,493
2019	$142,654,853	$143,353,912
2019	$142,592,092	$143,785,708
2019	$142,654,853	$143,712,499
2019	$142,524,652	$143,612,332
2020	$144,980,829	$146,376,086
2020	$147,768,922	$149,010,645
2020	$144,449,764	$148,133,745
2020	$147,503,390	$150,766,994
2020	$149,494,884	$151,468,951
2020	$150,888,931	$152,423,082
2020	$153,568,075	$154,699,827
2020	$152,470,671	$153,451,113
2020	$152,607,846	$153,366,992
2020	$151,784,793	$152,682,175
2020	$153,499,488	$154,180,329
2020	$153,858,562	$154,392,786
2021	$152,386,935	$153,285,807
2021	$148,634,287	$151,072,284
2021	$146,647,591	$149,185,897
2021	$149,222,938	$150,364,450
2021	$150,179,495	$150,855,712
2021	$151,503,959	$151,915,620
2021	$153,004,851	$153,614,202
2021	$152,702,171	$153,321,725
2021	$150,886,090	$151,994,285
2021	$148,918,668	$151,952,368
2021	$148,918,668	$152,401,930
2021	$149,070,008	$152,011,969
2022	$145,967,536	$148,737,003
2022	$143,243,414	$147,077,655
2022	$138,854,551	$142,991,568
2022	$133,481,977	$137,565,319
2022	$133,935,997	$138,452,294
2022	$130,228,165	$136,280,245
2022	$134,919,708	$139,610,204
2022	$130,984,865	$135,665,295
2022	$124,779,921	$129,803,683
2022	$123,493,530	$128,122,420
2022	$128,185,073	$132,834,210
2022	$127,499,087	$132,235,021
2023	$131,741,344	$136,303,107
2023	$128,116,143	$132,778,936
2023	$131,201,420	$136,151,851
2023	$132,049,871	$136,977,027
2023	$130,584,365	$135,485,529
2023	$130,352,969	$135,002,303
2023	$130,892,892	$134,908,198
2023	$130,198,705	$134,046,496
2023	$127,499,087	$130,640,142
2023	$124,336,678	$128,578,488
2023	$129,581,649	$134,401,329
2023	$135,212,281	$139,546,078
2024	$134,749,489	$139,162,863
2024	$133,129,718	$137,196,737
2024	$134,518,093	$138,463,600
2024	$131,047,156	$134,966,218
2024	$133,206,850	$137,254,335
2024	$134,518,093	$138,553,761
2024	$137,426,317	$141,789,964
2024	$139,438,189	$143,827,468
2024	$141,295,302	$145,753,224
2024	$137,581,077	$142,138,712
2024	$139,051,291	$143,641,513
2024	$137,029,087	$141,290,735
2025	$137,917,313	$142,040,308
2025	$140,904,983	$145,165,448

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class IV	5.84%	(0.95%)	1.20%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.69% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.39% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 82,245,630
Holdings Count | Holding		334
Advisory Fees Paid, Amount		$ 127,565
InvestmentCompanyPortfolioTurnover		444.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$82,245,630
Number of Portfolio Holdings	334
Portfolio Turnover Rate	444%
Total Advisory Fees Paid, Net	$127,565

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	47.5
Short-Term Investments	33.6
GMO Fixed Income Funds	22.8
Common Stocks	16.8
Futures Contracts	0.3
Forward Currency Contracts	(0.4)
Swap Contracts	(0.5)
Other	(20.1)

Country/Region SummaryFootnote Reference*

% of Investments

United States	98.2
Other (each between (1)% and 1%)	1.8
Footnote	Description
Footnote*	Excludes short-term investments and currency linked derivatives such as forward currency contracts and currency options, if any.

Material Fund Change [Text Block]
C000137450
Shareholder Report [Line Items]
Fund Name		GMO Opportunistic Income Fund
Class Name		Class III
Trading Symbol		GMOHX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$60	0.58%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class III shares of GMO Opportunistic Income Fund returned +6.98% (net) for the fiscal year ended February 28, 2025, as compared with +6.56% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Commercial Mortgage-Backed Securities (CMBS), Residential Mortgage-Backed Securities (RMBS), and Student Loan sectors, which contributed positively. The portfolio's Collateralized Loan Obligations (CLO) and Small Balance Commercials also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III *	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index
2021	$10,000	$10,000	$10,000
2021	$10,004	$10,038	$10,028
2021	$10,012	$10,019	$10,012
2021	$10,023	$9,932	$9,973
2021	$10,023	$9,929	$9,953
2021	$10,042	$9,959	$9,943
2021	$10,035	$9,933	$9,934
2022	$10,043	$9,719	$9,787
2022	$10,000	$9,611	$9,691
2022	$9,926	$9,344	$9,438
2022	$9,883	$8,989	$9,117
2022	$9,852	$9,047	$9,211
2022	$9,816	$8,905	$9,070
2022	$9,867	$9,123	$9,351
2022	$9,835	$8,865	$9,039
2022	$9,703	$8,482	$8,598
2022	$9,631	$8,372	$8,475
2022	$9,747	$8,680	$8,809
2022	$9,811	$8,641	$8,774
2023	$9,951	$8,907	$9,058
2023	$9,930	$8,676	$8,825
2023	$9,988	$8,897	$8,991
2023	$10,095	$8,951	$9,040
2023	$10,128	$8,853	$8,975
2023	$10,112	$8,822	$8,934
2023	$10,165	$8,815	$8,930
2023	$10,215	$8,759	$8,862
2023	$10,198	$8,537	$8,594
2023	$10,194	$8,402	$8,426
2023	$10,344	$8,782	$8,849
2023	$10,504	$9,118	$9,220
2024	$10,589	$9,093	$9,185
2024	$10,574	$8,965	$9,042
2024	$10,642	$9,048	$9,136
2024	$10,598	$8,819	$8,870
2024	$10,703	$8,969	$9,043
2024	$10,796	$9,054	$9,147
2024	$10,919	$9,265	$9,383
2024	$11,023	$9,398	$9,532
2024	$11,111	$9,524	$9,645
2024	$11,057	$9,288	$9,381
2024	$11,125	$9,386	$9,502
2024	$11,131	$9,233	$9,354
2025	$11,192	$9,281	$9,403
2025	$11,312	$9,486	$9,635

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	7/21/2021 (commencement of operations)
Class III*	6.98%	3.49%
Bloomberg U.S. Aggregate Index	5.81%	(1.45%)
Bloomberg U.S. Securitized Index	6.56%	(1.03%)

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*For the period December 28, 2021 to February 1, 2022, no Class III shares were outstanding. Performance for that period is that of Class I shares, which have higher expenses. Therefore, the performance shown is lower than it would have been if Class III expenses had been applied throughout.

The gross expense ratio of 0.61% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.57% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jul. 21, 2021
AssetsNet		$ 1,489,871,326
Holdings Count | Holding		335
Advisory Fees Paid, Amount		$ 6,084,958
InvestmentCompanyPortfolioTurnover		277.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,489,871,326
Number of Portfolio Holdings	335
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$6,084,958
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 275%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	88.5
Short-Term Investments	14.9
Mutual Funds	0.8
Swap Contracts	0.7
Futures Contracts	0.1
Written Options	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Securities Sold Short	(3.8)
Other	(1.2)

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.5
U.S. Government	16.0
Student Loans - Private	13.7
Residential Mortgage-Backed Securities - Other	9.7
Collateralized Loan Obligations	7.5
Student Loans - Federal Family Education Loan Program	5.2
Small Balance Commercial Mortgages	4.9
Residential Mortgage-Backed Securities - Alt-A	3.4
Auto Retail Subprime	3.3
U.S. Government Agency	2.9
Residential Mortgage-Backed Securities - Prime	2.6
Credit Cards	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Residential Mortgage-Backed Securities - Performing Loans	1.4
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000020548
Shareholder Report [Line Items]
Fund Name		GMO Opportunistic Income Fund
Class Name		Class VI
Trading Symbol		GMODX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$50	0.48%

Expenses Paid, Amount		$ 50
Expense Ratio, Percent		0.48%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class VI shares of GMO Opportunistic Income Fund returned +7.07% (net) for the fiscal year ended February 28, 2025, as compared with +6.56% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Commercial Mortgage-Backed Securities (CMBS), Residential Mortgage-Backed Securities (RMBS), and Student Loan sectors, which contributed positively. The portfolio's Collateralized Loan Obligations (CLO) and Small Balance Commercials also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index	Bloomberg U.S. Securitized + Index*
2015	$300,000,000	$300,000,000	$300,000,000	$300,000,000
2015	$300,604,839	$301,393,062	$301,163,047	$301,163,047
2015	$301,451,613	$300,311,627	$301,267,943	$301,267,943
2015	$301,935,484	$299,588,386	$301,220,759	$301,220,759
2015	$302,419,355	$296,321,792	$298,917,664	$298,917,664
2015	$302,407,014	$298,381,566	$300,777,808	$300,777,808
2015	$302,285,321	$297,953,080	$300,955,162	$300,955,162
2015	$302,163,629	$299,968,514	$302,825,004	$302,825,004
2015	$301,798,550	$300,018,325	$302,963,406	$302,963,406
2015	$302,772,093	$299,225,749	$302,539,488	$302,539,488
2015	$303,653,403	$298,258,763	$302,276,860	$302,276,860
2016	$303,653,403	$302,363,149	$306,222,954	$306,222,954
2016	$302,300,005	$304,508,073	$307,435,725	$307,435,725
2016	$303,530,367	$307,301,934	$308,502,489	$308,502,489
2016	$305,991,091	$308,481,487	$309,046,444	$309,046,444
2016	$307,959,671	$308,560,612	$309,442,975	$309,442,975
2016	$308,328,780	$314,104,780	$312,119,078	$312,119,078
2016	$311,145,135	$316,090,612	$312,878,310	$312,878,310
2016	$313,372,019	$315,729,156	$313,179,902	$313,179,902
2016	$316,464,913	$315,544,182	$313,956,948	$313,956,948
2016	$317,702,071	$313,130,614	$313,050,661	$313,050,661
2016	$319,186,660	$305,723,912	$307,725,054	$307,725,054
2016	$319,265,838	$306,155,099	$307,645,176	$307,645,176
2017	$322,673,023	$306,755,821	$307,665,129	$307,665,129
2017	$325,323,055	$308,817,532	$309,074,428	$309,074,428
2017	$327,720,704	$308,655,585	$309,171,341	$309,171,341
2017	$328,730,240	$311,037,490	$311,194,596	$311,194,596
2017	$330,370,737	$313,431,590	$313,154,774	$313,154,774
2017	$332,516,001	$313,116,133	$311,926,916	$311,926,916
2017	$333,995,239	$314,463,526	$313,356,480	$313,356,480
2017	$336,024,834	$317,284,188	$315,700,943	$315,700,943
2017	$336,278,533	$315,773,004	$314,856,653	$314,856,653
2017	$338,181,279	$315,955,936	$314,842,661	$314,842,661
2017	$339,196,076	$315,550,373	$314,355,794	$314,355,794
2017	$339,718,875	$316,998,606	$315,356,416	$315,356,416
2018	$340,366,699	$313,347,780	$311,729,165	$311,729,165
2018	$342,180,606	$310,377,413	$309,716,884	$309,716,884
2018	$343,476,254	$312,367,860	$311,618,075	$311,618,075
2018	$343,605,819	$310,044,635	$310,043,940	$310,043,940
2018	$345,419,726	$312,257,373	$312,213,181	$312,213,181
2018	$346,715,374	$311,873,315	$312,322,665	$312,322,665
2018	$347,733,770	$311,947,485	$312,019,365	$312,019,365
2018	$349,040,549	$313,954,719	$313,973,506	$313,973,506
2018	$349,040,549	$311,932,997	$312,104,611	$312,104,611
2018	$350,608,683	$309,467,974	$310,192,105	$310,192,105
2018	$351,392,750	$311,315,364	$312,909,687	$312,909,687
2018	$353,362,586	$317,034,637	$318,485,689	$318,485,689
2019	$353,633,051	$320,401,371	$321,042,921	$321,042,921
2019	$354,444,446	$320,215,710	$320,875,675	$320,875,675
2019	$356,878,631	$326,364,467	$325,563,809	$325,563,809
2019	$357,825,259	$326,448,016	$325,447,783	$325,447,783
2019	$361,206,072	$332,242,978	$329,796,772	$329,796,772
2019	$361,882,235	$336,415,343	$332,215,180	$332,215,180
2019	$363,600,188	$337,155,320	$333,489,614	$333,489,614
2019	$365,376,513	$345,891,584	$336,812,351	$336,812,351
2019	$366,332,996	$344,049,389	$336,862,956	$336,862,956
2019	$367,289,480	$345,085,698	$338,042,773	$338,042,773
2019	$367,426,120	$344,909,997	$338,197,606	$338,197,606
2019	$366,909,870	$344,669,597	$339,000,863	$339,000,863
2020	$370,483,203	$351,302,606	$341,812,504	$341,812,504
2020	$373,770,670	$357,625,547	$345,562,525	$345,562,525
2020	$352,044,803	$355,520,988	$347,984,398	$347,984,398
2020	$357,047,470	$361,840,786	$350,378,622	$350,378,622
2020	$362,907,737	$363,525,481	$351,093,803	$351,093,803
2020	$368,053,337	$365,815,397	$351,268,323	$351,268,323
2020	$370,590,731	$371,279,585	$352,178,262	$352,178,262
2020	$374,058,247	$368,282,672	$352,352,597	$352,352,597
2020	$377,525,763	$368,080,781	$352,105,367	$352,105,367
2020	$377,670,242	$366,437,220	$351,854,972	$351,854,972
2020	$377,959,202	$370,032,790	$352,290,317	$352,290,317
2020	$379,143,213	$370,542,685	$353,184,921	$353,184,921
2021	$382,568,308	$367,885,938	$353,431,780	$353,431,780
2021	$384,802,067	$362,573,481	$350,953,469	$350,953,469
2021	$384,653,149	$358,046,153	$349,015,229	$349,015,229
2021	$385,397,735	$360,874,680	$351,025,715	$351,025,715
2021	$386,291,239	$362,053,710	$350,651,781	$350,651,781
2021	$387,184,742	$364,597,488	$350,567,487	$350,567,487
2021	$388,387,116	$368,674,085	$352,819,251	$352,819,251
2021	$388,835,773	$367,972,141	$352,244,071	$352,244,071
2021	$389,284,430	$364,786,283	$350,878,575	$350,878,575
2021	$389,284,430	$364,685,684	$350,158,773	$350,158,773
2021	$390,181,743	$365,764,633	$349,832,905	$349,832,905
2021	$389,867,194	$364,828,724	$349,500,788	$349,500,788
2022	$390,171,303	$356,968,807	$344,324,711	$344,324,711
2022	$388,650,760	$352,986,371	$340,953,262	$340,953,262
2022	$385,761,729	$343,179,764	$332,049,616	$332,049,616
2022	$384,241,186	$330,156,765	$320,752,635	$320,752,635
2022	$383,024,751	$332,285,505	$324,081,767	$324,081,767
2022	$381,656,263	$327,072,588	$319,108,998	$319,108,998
2022	$383,757,469	$335,064,490	$328,978,948	$328,978,948
2022	$382,358,029	$325,596,708	$318,018,308	$318,018,308
2022	$377,382,243	$311,528,839	$302,502,308	$302,502,308
2022	$374,583,364	$307,493,807	$298,182,036	$298,182,036
2022	$379,092,670	$318,802,104	$309,932,135	$309,932,135
2022	$381,741,742	$317,364,049	$308,708,679	$308,708,679
2023	$387,192,905	$327,127,456	$318,666,718	$318,666,718
2023	$386,391,263	$318,669,446	$310,484,928	$310,484,928
2023	$388,635,860	$326,764,443	$316,342,598	$316,342,598
2023	$392,804,396	$328,744,866	$318,043,112	$318,043,112
2023	$394,087,023	$325,165,270	$315,756,251	$315,756,251
2023	$393,606,038	$324,005,527	$314,336,253	$314,336,253
2023	$395,711,338	$323,779,676	$314,182,010	$314,182,010
2023	$397,656,662	$321,711,591	$311,795,082	$311,795,082
2023	$397,008,221	$313,536,341	$302,370,978	$302,370,978
2023	$396,846,111	$308,588,371	$296,433,696	$296,433,696
2023	$402,519,972	$322,563,191	$311,322,880	$311,322,880
2023	$408,750,830	$334,910,587	$324,383,882	$324,383,882
2024	$412,270,960	$333,990,872	$323,151,297	$323,151,297
2024	$411,727,194	$329,272,170	$318,124,929	$318,124,929
2024	$414,367,394	$332,312,641	$321,434,522	$321,434,522
2024	$412,719,909	$323,918,922	$312,072,926	$312,072,926
2024	$416,809,102	$329,410,405	$318,165,439	$318,165,439
2024	$420,465,291	$332,529,027	$321,817,529	$321,817,529
2024	$425,297,765	$340,295,913	$330,125,435	$330,125,435
2024	$429,392,900	$345,185,924	$335,345,077	$335,345,077
2024	$432,852,731	$349,807,738	$339,333,061	$339,333,061
2024	$430,786,803	$341,132,909	$330,031,086	$330,031,086
2024	$433,468,758	$344,739,631	$334,319,107	$334,319,107
2024	$433,731,737	$339,097,763	$329,106,494	$329,106,494
2025	$436,134,773	$340,896,739	$330,815,045	$330,815,045
2025	$440,822,455	$348,397,076	$338,981,515	$335,390,726

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class VI	7.07%	3.36%	3.92%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
Bloomberg U.S. Securitized Index	6.56%	(0.38%)	1.23%
Bloomberg U.S. Securitized + Index*	6.56%	(0.38%)	1.12%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*The Bloomberg U.S. Securitized + Index is a composite benchmark computed by GMO and comprised of the J.P. Morgan U.S. 3 Month Cash Index through December 30, 2016 and the Bloomberg U.S. Securitized Index thereafter.

For J.P. Morgan disclaimers please visit https://www.gmo.com/north-america/benchmark-disclaimers/

The gross expense ratio of 0.51% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.48% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 1,489,871,326
Holdings Count | Holding		335
Advisory Fees Paid, Amount		$ 6,084,958
InvestmentCompanyPortfolioTurnover		277.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,489,871,326
Number of Portfolio Holdings	335
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$6,084,958
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 275%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	88.5
Short-Term Investments	14.9
Mutual Funds	0.8
Swap Contracts	0.7
Futures Contracts	0.1
Written Options	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Securities Sold Short	(3.8)
Other	(1.2)

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.5
U.S. Government	16.0
Student Loans - Private	13.7
Residential Mortgage-Backed Securities - Other	9.7
Collateralized Loan Obligations	7.5
Student Loans - Federal Family Education Loan Program	5.2
Small Balance Commercial Mortgages	4.9
Residential Mortgage-Backed Securities - Alt-A	3.4
Auto Retail Subprime	3.3
U.S. Government Agency	2.9
Residential Mortgage-Backed Securities - Prime	2.6
Credit Cards	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Residential Mortgage-Backed Securities - Performing Loans	1.4
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213385
Shareholder Report [Line Items]
Fund Name		GMO Opportunistic Income Fund
Class Name		Class R6
Trading Symbol		GAAAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$60	0.58%

Expenses Paid, Amount		$ 60
Expense Ratio, Percent		0.58%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index  is included for comparative purposes.

Class R6 shares of GMO Opportunistic Income Fund returned +6.96% (net) for the fiscal year ended February 28, 2025, as compared with +6.56% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Commercial Mortgage-Backed Securities (CMBS), Residential Mortgage-Backed Securities (RMBS), and Student Loan sectors, which contributed positively. The portfolio's Collateralized Loan Obligations (CLO) and Small Balance Commercials also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index
2021	$10,000	$10,000	$10,000
2021	$10,004	$10,066	$10,026
2021	$10,027	$10,137	$10,024
2021	$10,056	$10,250	$10,088
2021	$10,068	$10,231	$10,072
2021	$10,080	$10,142	$10,033
2021	$10,080	$10,139	$10,012
2021	$10,103	$10,169	$10,003
2021	$10,094	$10,143	$9,993
2022	$10,102	$9,925	$9,845
2022	$10,062	$9,814	$9,749
2022	$9,983	$9,541	$9,494
2022	$9,944	$9,179	$9,171
2022	$9,912	$9,239	$9,267
2022	$9,877	$9,094	$9,124
2022	$9,928	$9,316	$9,407
2022	$9,892	$9,053	$9,093
2022	$9,762	$8,661	$8,650
2022	$9,690	$8,549	$8,526
2022	$9,807	$8,864	$8,862
2022	$9,874	$8,824	$8,827
2023	$10,015	$9,095	$9,112
2023	$9,994	$8,860	$8,878
2023	$10,052	$9,085	$9,045
2023	$10,156	$9,140	$9,094
2023	$10,190	$9,041	$9,029
2023	$10,177	$9,008	$8,988
2023	$10,229	$9,002	$8,984
2023	$10,280	$8,945	$8,915
2023	$10,258	$8,717	$8,646
2023	$10,254	$8,580	$8,476
2023	$10,406	$8,968	$8,902
2023	$10,566	$9,312	$9,275
2024	$10,652	$9,286	$9,240
2024	$10,637	$9,155	$9,096
2024	$10,705	$9,239	$9,191
2024	$10,661	$9,006	$8,923
2024	$10,766	$9,159	$9,097
2024	$10,860	$9,245	$9,202
2024	$10,985	$9,461	$9,439
2024	$11,090	$9,597	$9,589
2024	$11,179	$9,726	$9,703
2024	$11,125	$9,485	$9,437
2024	$11,194	$9,585	$9,559
2024	$11,195	$9,428	$9,410
2025	$11,261	$9,478	$9,459
2025	$11,378	$9,687	$9,693

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5/19/2021 (commencement of operations)
Class R6	6.96%	3.47%
Bloomberg U.S. Aggregate Index	5.81%	(0.84%)
Bloomberg U.S. Securitized Index	6.56%	(0.82%)

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.61% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.57% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		May 19, 2021
AssetsNet		$ 1,489,871,326
Holdings Count | Holding		335
Advisory Fees Paid, Amount		$ 6,084,958
InvestmentCompanyPortfolioTurnover		277.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,489,871,326
Number of Portfolio Holdings	335
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$6,084,958
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 275%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	88.5
Short-Term Investments	14.9
Mutual Funds	0.8
Swap Contracts	0.7
Futures Contracts	0.1
Written Options	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Securities Sold Short	(3.8)
Other	(1.2)

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.5
U.S. Government	16.0
Student Loans - Private	13.7
Residential Mortgage-Backed Securities - Other	9.7
Collateralized Loan Obligations	7.5
Student Loans - Federal Family Education Loan Program	5.2
Small Balance Commercial Mortgages	4.9
Residential Mortgage-Backed Securities - Alt-A	3.4
Auto Retail Subprime	3.3
U.S. Government Agency	2.9
Residential Mortgage-Backed Securities - Prime	2.6
Credit Cards	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Residential Mortgage-Backed Securities - Performing Loans	1.4
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000213384
Shareholder Report [Line Items]
Fund Name		GMO Opportunistic Income Fund
Class Name		Class I
Trading Symbol		GMOLX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Opportunistic Income Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$71	0.69%

Expenses Paid, Amount		$ 71
Expense Ratio, Percent		0.69%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the Bloomberg U.S. Securitized Index is included for comparative purposes.

Class I shares of GMO Opportunistic Income Fund returned +6.84% (net) for the fiscal year ended February 28, 2025, as compared with +6.56% for the Bloomberg U.S. Securitized Index.

Absolute performance was driven by gains from the portfolio's Commercial Mortgage-Backed Securities (CMBS), Residential Mortgage-Backed Securities (RMBS), and Student Loan sectors, which contributed positively. The portfolio's Collateralized Loan Obligations (CLO) and Small Balance Commercials also posted gains during the fiscal year, while Credit Spread Hedging positions contributed negatively.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Securitized Index
2019	$10,000	$10,000	$10,000
2019	$10,015	$10,072	$10,035
2019	$10,001	$10,065	$10,059
2020	$10,094	$10,259	$10,142
2020	$10,180	$10,444	$10,253
2020	$9,587	$10,382	$10,325
2020	$9,724	$10,567	$10,396
2020	$9,880	$10,616	$10,417
2020	$10,020	$10,683	$10,423
2020	$10,084	$10,842	$10,450
2020	$10,175	$10,755	$10,455
2020	$10,269	$10,749	$10,447
2020	$10,273	$10,701	$10,440
2020	$10,277	$10,806	$10,453
2020	$10,310	$10,821	$10,480
2021	$10,403	$10,743	$10,487
2021	$10,464	$10,588	$10,413
2021	$10,456	$10,456	$10,356
2021	$10,476	$10,539	$10,415
2021	$10,497	$10,573	$10,404
2021	$10,517	$10,647	$10,402
2021	$10,551	$10,766	$10,469
2021	$10,559	$10,746	$10,452
2021	$10,571	$10,653	$10,411
2021	$10,571	$10,650	$10,390
2021	$10,591	$10,681	$10,380
2021	$10,582	$10,654	$10,370
2022	$10,590	$10,425	$10,217
2022	$10,545	$10,308	$10,117
2022	$10,466	$10,022	$9,852
2022	$10,421	$9,642	$9,517
2022	$10,388	$9,704	$9,616
2022	$10,351	$9,551	$9,468
2022	$10,404	$9,785	$9,761
2022	$10,366	$9,508	$9,436
2022	$10,226	$9,098	$8,976
2022	$10,155	$8,980	$8,848
2022	$10,273	$9,310	$9,196
2022	$10,341	$9,268	$9,160
2023	$10,489	$9,553	$9,455
2023	$10,468	$9,306	$9,213
2023	$10,524	$9,542	$9,386
2023	$10,633	$9,600	$9,437
2023	$10,668	$9,496	$9,369
2023	$10,655	$9,462	$9,327
2023	$10,706	$9,455	$9,322
2023	$10,759	$9,395	$9,251
2023	$10,737	$9,156	$8,972
2023	$10,733	$9,012	$8,796
2023	$10,887	$9,420	$9,237
2023	$11,058	$9,780	$9,625
2024	$11,147	$9,753	$9,588
2024	$11,130	$9,616	$9,439
2024	$11,201	$9,704	$9,537
2024	$11,154	$9,459	$9,260
2024	$11,263	$9,620	$9,440
2024	$11,360	$9,711	$9,549
2024	$11,484	$9,938	$9,795
2024	$11,598	$10,080	$9,950
2024	$11,690	$10,215	$10,069
2024	$11,631	$9,962	$9,793
2024	$11,702	$10,067	$9,920
2024	$11,702	$9,903	$9,765
2025	$11,770	$9,955	$9,816
2025	$11,892	$10,174	$10,058

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	11/5/2019 (commencement of operations)
Class I	6.84%	3.16%	3.31%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	0.33%
Bloomberg U.S. Securitized Index	6.56%	(0.38%)	0.11%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.71% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.67% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Nov. 05, 2019
AssetsNet		$ 1,489,871,326
Holdings Count | Holding		335
Advisory Fees Paid, Amount		$ 6,084,958
InvestmentCompanyPortfolioTurnover		277.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,489,871,326
Number of Portfolio Holdings	335
Portfolio Turnover Rate	277%Footnote Reference*
Total Advisory Fees Paid, Net	$6,084,958
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 275%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Debt Obligations	88.5
Short-Term Investments	14.9
Mutual Funds	0.8
Swap Contracts	0.7
Futures Contracts	0.1
Written Options	0.0
Purchased Options	0.0
Forward Currency Contracts	0.0
Securities Sold Short	(3.8)
Other	(1.2)

Largest Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Investments

Commercial Mortgage-Backed Securities	24.5
U.S. Government	16.0
Student Loans - Private	13.7
Residential Mortgage-Backed Securities - Other	9.7
Collateralized Loan Obligations	7.5
Student Loans - Federal Family Education Loan Program	5.2
Small Balance Commercial Mortgages	4.9
Residential Mortgage-Backed Securities - Alt-A	3.4
Auto Retail Subprime	3.3
U.S. Government Agency	2.9
Residential Mortgage-Backed Securities - Prime	2.6
Credit Cards	2.2
Residential Mortgage-Backed Securities - Subprime	1.9
Residential Mortgage-Backed Securities - Performing Loans	1.4
Other (each less than 1%)	0.8
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Material Fund Change [Text Block]
C000075084
Shareholder Report [Line Items]
Fund Name		GMO U.S. Treasury Fund
Class Name		Class VI
Trading Symbol		GUSTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO U.S. Treasury Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$9	0.09%

Expenses Paid, Amount		$ 9
Expense Ratio, Percent		0.09%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although the Fund is not managed relative to any securities market index or benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes.

GMO U.S. Treasury Fund Class VI returned +5.22% (net) for the fiscal year ended February 28, 2025, as compared with +5.26% for the FTSE 3-Month Treasury Bill Index.

Security selection in Floating Rate U.S. Treasury Notes drove performance during the year, followed by gains from U.S. Treasury Bills/Notes, U.S. Treasury Inflation Protected Securities (TIPS), and Repurchase Agreements collateralized by U.S. Treasury securities.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	FTSE 3-Month Treasury Bill Index
2015	$10,000	$10,000
2015	$10,001	$10,000
2015	$10,001	$10,000
2015	$10,002	$10,001
2015	$10,002	$10,001
2015	$10,003	$10,001
2015	$10,004	$10,001
2015	$10,009	$10,001
2015	$10,007	$10,001
2015	$10,008	$10,002
2015	$10,010	$10,003
2016	$10,016	$10,004
2016	$10,019	$10,006
2016	$10,026	$10,008
2016	$10,030	$10,010
2016	$10,030	$10,012
2016	$10,037	$10,014
2016	$10,041	$10,017
2016	$10,045	$10,019
2016	$10,049	$10,021
2016	$10,053	$10,024
2016	$10,057	$10,026
2016	$10,063	$10,030
2017	$10,068	$10,033
2017	$10,073	$10,037
2017	$10,075	$10,042
2017	$10,081	$10,047
2017	$10,083	$10,053
2017	$10,096	$10,060
2017	$10,104	$10,068
2017	$10,113	$10,077
2017	$10,122	$10,086
2017	$10,132	$10,095
2017	$10,138	$10,104
2017	$10,149	$10,114
2018	$10,161	$10,125
2018	$10,169	$10,136
2018	$10,185	$10,149
2018	$10,203	$10,163
2018	$10,219	$10,178
2018	$10,235	$10,193
2018	$10,252	$10,210
2018	$10,271	$10,227
2018	$10,283	$10,244
2018	$10,303	$10,263
2018	$10,329	$10,282
2018	$10,348	$10,302
2019	$10,369	$10,323
2019	$10,389	$10,342
2019	$10,411	$10,364
2019	$10,432	$10,385
2019	$10,455	$10,406
2019	$10,474	$10,427
2019	$10,494	$10,448
2019	$10,514	$10,468
2019	$10,529	$10,486
2019	$10,566	$10,504
2019	$10,560	$10,519
2019	$10,574	$10,534
2020	$10,611	$10,549
2020	$10,645	$10,562
2020	$10,673	$10,575
2020	$10,697	$10,584
2020	$10,699	$10,589
2020	$10,701	$10,590
2020	$10,703	$10,591
2020	$10,704	$10,592
2020	$10,706	$10,593
2020	$10,707	$10,594
2020	$10,708	$10,595
2020	$10,710	$10,596
2021	$10,711	$10,596
2021	$10,712	$10,597
2021	$10,712	$10,597
2021	$10,713	$10,598
2021	$10,714	$10,598
2021	$10,714	$10,598
2021	$10,721	$10,598
2021	$10,721	$10,599
2021	$10,722	$10,599
2021	$10,702	$10,600
2021	$10,703	$10,600
2021	$10,710	$10,600
2022	$10,691	$10,601
2022	$10,673	$10,602
2022	$10,677	$10,603
2022	$10,663	$10,606
2022	$10,672	$10,612
2022	$10,664	$10,619
2022	$10,681	$10,630
2022	$10,702	$10,646
2022	$10,704	$10,666
2022	$10,729	$10,693
2022	$10,759	$10,723
2022	$10,795	$10,760
2023	$10,851	$10,799
2023	$10,886	$10,837
2023	$10,930	$10,880
2023	$10,994	$10,924
2023	$11,042	$10,970
2023	$11,092	$11,017
2023	$11,138	$11,067
2023	$11,190	$11,118
2023	$11,242	$11,168
2023	$11,293	$11,221
2023	$11,343	$11,272
2023	$11,396	$11,325
2024	$11,443	$11,378
2024	$11,489	$11,428
2024	$11,545	$11,478
2024	$11,600	$11,532
2024	$11,660	$11,586
2024	$11,685	$11,638
2024	$11,759	$11,692
2024	$11,811	$11,746
2024	$11,854	$11,797
2024	$11,898	$11,848
2024	$11,943	$11,895
2024	$11,986	$11,942
2025	$12,051	$11,988
2025	$12,088	$12,029

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class VI	5.22%	2.58%	1.91%
FTSE 3-Month Treasury Bill Index	5.26%	2.64%	1.86%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The gross expense ratio of 0.12% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.09% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 309,925,698
Holdings Count | Holding		18
Advisory Fees Paid, Amount		$ 342,204
InvestmentCompanyPortfolioTurnover		0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$309,925,698
Number of Portfolio Holdings	18
Portfolio Turnover Rate	0%
Total Advisory Fees Paid, Net	$342,204

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
Short-Term Investments	99.8
Other	0.2

Material Fund Change [Text Block]
C000211299
Shareholder Report [Line Items]
Fund Name		GMO Alternative Allocation Fund
Class Name		Class VI
Trading Symbol		GAAVX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Material Fund Change Notice [Text Block]
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class VI	$249	2.50%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 1.66%.

Expenses Paid, Amount		$ 249
Expense Ratio, Percent		2.50%
Expenses Excluding Extraordinary Expenses, Percent		1.66%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes only.

Class VI shares of GMO Alternative Allocation Fund returned -0.43% (net) for the fiscal year ended February 28, 2025, as compared with +5.26% for the FTSE-3 Month Treasury Bill Index.

The three largest exposures in the Fund had mixed fortunes. Event-Driven had a very solid year and was the biggest contributor to total Fund returns. Equity Dislocation, which is broadly 100% long cheap global Value and 100% short expensive global Growth, was down modestly, which was a reasonable result in a challenging environment for Value. Systematic Global Macro had a tougher year, particularly in its commodity positioning, and was the biggest detractor from total Fund returns. Despite being smaller positions, strong performance from Put Selling and the Asset Allocation Long/Short strategy allowed them to contribute nicely to total returns, while the Fixed Income Absolute Return strategy and the combined credit strategies detracted modestly.

Towards the end of the period, the exposures in the Fund were broadened out to include more alpha sources, with the intention of improving both the level and consistency of returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class VI	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2019	$300,000,000	$300,000,000	$300,000,000
2019	$298,200,000	$305,246,555	$300,598,345
2019	$301,350,000	$309,079,894	$301,204,925
2019	$300,450,000	$309,759,744	$301,806,912
2019	$301,200,000	$317,786,142	$302,380,365
2019	$303,450,000	$316,093,635	$302,899,164
2019	$303,300,000	$317,045,739	$303,412,070
2019	$304,500,000	$316,884,314	$303,863,873
2019	$308,293,832	$316,663,448	$304,296,561
2020	$300,751,946	$322,757,491	$304,706,561
2020	$299,366,702	$328,566,661	$305,091,369
2020	$286,745,586	$326,633,109	$305,476,733
2020	$291,824,816	$332,439,391	$305,727,224
2020	$293,363,976	$333,987,196	$305,858,942
2020	$292,748,312	$336,091,044	$305,889,192
2020	$298,454,054	$341,111,239	$305,923,989
2020	$299,071,014	$338,357,841	$305,957,858
2020	$298,762,534	$338,172,355	$305,987,598
2020	$300,304,932	$336,662,341	$306,013,904
2020	$305,086,367	$339,965,754	$306,038,958
2020	$307,448,957	$340,434,217	$306,062,620
2021	$306,187,628	$337,993,343	$306,084,937
2021	$299,407,984	$333,112,550	$306,102,242
2021	$300,511,647	$328,953,091	$306,117,831
2021	$304,453,301	$331,551,786	$306,128,178
2021	$310,917,612	$332,635,014	$306,134,982
2021	$304,137,968	$334,972,097	$306,140,055
2021	$295,111,950	$338,717,449	$306,146,736
2021	$295,111,950	$338,072,542	$306,156,108
2021	$294,297,174	$335,145,552	$306,167,753
2021	$285,334,635	$335,053,127	$306,178,888
2021	$283,379,172	$336,044,406	$306,190,534
2021	$291,693,379	$335,184,544	$306,203,432
2022	$303,006,951	$327,963,285	$306,217,722
2022	$296,448,359	$324,304,442	$306,240,641
2022	$290,873,555	$315,294,672	$306,289,264
2022	$293,333,028	$303,329,857	$306,376,071
2022	$298,251,972	$305,285,626	$306,523,934
2022	$288,086,154	$300,496,285	$306,730,814
2022	$291,175,636	$307,838,804	$307,048,950
2022	$292,168,844	$299,140,327	$307,505,532
2022	$288,527,080	$286,215,544	$308,107,890
2022	$290,347,962	$282,508,379	$308,871,102
2022	$298,459,165	$292,897,820	$309,756,382
2022	$302,266,465	$291,576,614	$310,801,727
2023	$305,577,160	$300,546,695	$311,948,819
2023	$306,073,764	$292,775,941	$313,037,034
2023	$302,597,534	$300,213,179	$314,288,517
2023	$304,252,882	$302,032,681	$315,539,396
2023	$296,307,213	$298,743,946	$316,874,901
2023	$304,252,882	$297,678,438	$318,224,140
2023	$309,549,994	$297,470,939	$319,673,826
2023	$310,874,272	$295,570,896	$321,160,164
2023	$318,157,801	$288,059,926	$322,610,221
2023	$314,516,037	$283,514,005	$324,130,103
2023	$314,350,502	$296,353,299	$325,611,988
2023	$320,579,852	$307,697,407	$327,143,933
2024	$322,147,053	$306,852,424	$328,672,074
2024	$320,405,718	$302,517,140	$330,099,490
2024	$321,798,786	$305,310,557	$331,556,337
2024	$318,664,383	$297,598,870	$333,118,099
2024	$324,236,656	$302,644,142	$334,666,283
2024	$323,191,855	$305,509,361	$336,172,572
2024	$325,951,453	$312,645,148	$337,735,881
2024	$321,925,200	$317,137,821	$339,293,669
2024	$318,774,219	$321,384,089	$340,780,796
2024	$314,047,748	$313,414,134	$342,251,638
2024	$308,621,059	$316,727,791	$343,612,197
2024	$312,357,099	$311,544,354	$344,963,245
2025	$312,177,169	$313,197,153	$346,290,678
2025	$319,014,479	$320,088,050	$347,470,432

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	5/1/2019 (commencement of operations)
Class VI	(0.43%)	1.28%	1.06%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.12%
FTSE 3-Month Treasury Bill Index	5.26%	2.64%	2.55%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The performance information for all periods prior to January 31, 2025 was achieved prior to the change in the Fund's investment objective and principal investment strategies.

The gross expense ratio of 2.03% for Class VI is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.69% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		May 01, 2019
Material Change Date	Mar. 01, 2024
AssetsNet		$ 708,252,130
Holdings Count | Holding		1,439
Advisory Fees Paid, Amount		$ 1,614,725
InvestmentCompanyPortfolioTurnover		1129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$708,252,130
Number of Portfolio Holdings	1,439
Portfolio Turnover Rate	1,129%Footnote Reference*
Total Advisory Fees Paid, Net	$1,614,725
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 1,119%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	125.2
Debt Obligations	46.9
Short-Term Investments	10.9
GMO Implementation FundsFootnote Reference*	3.5
Investment Funds	2.1
Preferred Stocks	0.7
Futures Contracts	0.4
Rights/Warrants	0.1
Forward Currency Contracts	0.1
Written Options	(0.7)
Swap Contracts	(0.9)
Securities Sold Short	(85.0)
Other	(3.3)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.34%, due 01/31/27	17.0
Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	4.6
U.S. Treasury Floating Rate Notes, 4.42%, due 07/31/26	3.6
Berkshire Hathaway, Inc., Class B	2.1
Hess Corp.	2.0
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	2.0
Altegrity, Inc.	1.2
Liberty Broadband Corp., Class C	1.1
Frontier Communications Parent, Inc.	1.1
Air Transport Services Group, Inc.	1.1
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

Effective January 31, 2025, the Fund’s principal investment strategy was updated to utilize a number of new underlying strategies and to increase the leverage of the Fund’s portfolio.

Material Fund Change Strategies [Text Block]		Effective January 31, 2025, the Fund’s principal investment strategy was updated to utilize a number of new underlying strategies and to increase the leverage of the Fund’s portfolio.
Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since March 1, 2024.
C000213405
Shareholder Report [Line Items]
Fund Name		GMO Alternative Allocation Fund
Class Name		Class R6
Trading Symbol		GAAKX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Material Fund Change Notice [Text Block]
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$214	2.15%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 1.16%.

Expenses Paid, Amount		$ 214
Expense Ratio, Percent		2.15%
Expenses Excluding Extraordinary Expenses, Percent		1.16%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes only.

Class R6 shares of GMO Alternative Allocation Fund returned -0.53% (net) for the fiscal year ended February 28, 2025, as compared with +5.26% for the FTSE-3 Month Treasury Bill Index.

The three largest exposures in the Fund had mixed fortunes. Event-Driven had a very solid year and was the biggest contributor to total Fund returns. Equity Dislocation, which is broadly 100% long cheap global Value and 100% short expensive global Growth, was down modestly, which was a reasonable result in a challenging environment for Value. Systematic Global Macro had a tougher year, particularly in its commodity positioning, and was the biggest detractor from total Fund returns. Despite being smaller positions, strong performance from Put Selling and the Asset Allocation Long/Short strategy allowed them to contribute nicely to total returns, while the Fixed Income Absolute Return strategy and the combined credit strategies detracted modestly.

Towards the end of the period, the exposures in the Fund were broadened out to include more alpha sources, with the intention of improving both the level and consistency of returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2020	$10,000	$10,000	$10,000
2020	$10,016	$9,919	$10,001
2020	$10,000	$9,914	$10,002
2020	$10,052	$9,870	$10,003
2020	$10,212	$9,966	$10,004
2020	$10,291	$9,980	$10,005
2021	$10,248	$9,909	$10,005
2021	$10,016	$9,766	$10,006
2021	$10,053	$9,644	$10,006
2021	$10,180	$9,720	$10,007
2021	$10,396	$9,752	$10,007
2021	$10,169	$9,820	$10,007
2021	$9,948	$9,930	$10,007
2021	$9,948	$9,911	$10,008
2021	$9,927	$9,825	$10,008
2021	$9,615	$9,822	$10,008
2021	$9,550	$9,851	$10,009
2021	$9,834	$9,826	$10,009
2022	$10,213	$9,615	$10,010
2022	$9,993	$9,507	$10,010
2022	$9,801	$9,243	$10,012
2022	$9,883	$8,892	$10,015
2022	$10,048	$8,950	$10,020
2022	$9,702	$8,809	$10,026
2022	$9,817	$9,025	$10,037
2022	$9,855	$8,770	$10,052
2022	$9,728	$8,391	$10,071
2022	$9,789	$8,282	$10,096
2022	$10,061	$8,587	$10,125
2022	$10,188	$8,548	$10,159
2023	$10,299	$8,811	$10,197
2023	$10,310	$8,583	$10,233
2023	$10,194	$8,801	$10,273
2023	$10,249	$8,854	$10,314
2023	$9,978	$8,758	$10,358
2023	$10,244	$8,727	$10,402
2023	$10,427	$8,721	$10,449
2023	$10,471	$8,665	$10,498
2023	$10,716	$8,445	$10,545
2023	$10,588	$8,311	$10,595
2023	$10,582	$8,688	$10,644
2023	$10,791	$9,020	$10,694
2024	$10,843	$8,996	$10,744
2024	$10,785	$8,869	$10,790
2024	$10,831	$8,950	$10,838
2024	$10,721	$8,724	$10,889
2024	$10,907	$8,872	$10,940
2024	$10,872	$8,956	$10,989
2024	$10,958	$9,165	$11,040
2024	$10,824	$9,297	$11,091
2024	$10,724	$9,422	$11,139
2024	$10,560	$9,188	$11,187
2024	$10,379	$9,285	$11,232
2024	$10,499	$9,133	$11,276
2025	$10,493	$9,182	$11,320
2025	$10,727	$9,384	$11,358

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	7/31/2020 (commencement of operations)
Class R6	(0.53%)	1.54%
Bloomberg U.S. Aggregate Index	5.81%	(1.38%)
FTSE 3-Month Treasury Bill Index	5.26%	2.82%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The performance information for all periods prior to January 31, 2025 was achieved prior to the change in the Fund's investment objective and principal investment strategies.

The gross expense ratio of 2.17% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.85% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jul. 31, 2020
Material Change Date	Mar. 01, 2024
AssetsNet		$ 708,252,130
Holdings Count | Holding		1,439
Advisory Fees Paid, Amount		$ 1,614,725
InvestmentCompanyPortfolioTurnover		1129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$708,252,130
Number of Portfolio Holdings	1,439
Portfolio Turnover Rate	1,129%Footnote Reference*
Total Advisory Fees Paid, Net	$1,614,725
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 1,119%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	125.2
Debt Obligations	46.9
Short-Term Investments	10.9
GMO Implementation FundsFootnote Reference*	3.5
Investment Funds	2.1
Preferred Stocks	0.7
Futures Contracts	0.4
Rights/Warrants	0.1
Forward Currency Contracts	0.1
Written Options	(0.7)
Swap Contracts	(0.9)
Securities Sold Short	(85.0)
Other	(3.3)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.34%, due 01/31/27	17.0
Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	4.6
U.S. Treasury Floating Rate Notes, 4.42%, due 07/31/26	3.6
Berkshire Hathaway, Inc., Class B	2.1
Hess Corp.	2.0
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	2.0
Altegrity, Inc.	1.2
Liberty Broadband Corp., Class C	1.1
Frontier Communications Parent, Inc.	1.1
Air Transport Services Group, Inc.	1.1
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

Effective January 31, 2025, the Fund’s principal investment strategy was updated to utilize a number of new underlying strategies and to increase the leverage of the Fund’s portfolio.

Material Fund Change Strategies [Text Block]		Effective January 31, 2025, the Fund’s principal investment strategy was updated to utilize a number of new underlying strategies and to increase the leverage of the Fund’s portfolio.
Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since March 1, 2024.
C000213406
Shareholder Report [Line Items]
Fund Name		GMO Alternative Allocation Fund
Class Name		Class I
Trading Symbol		GAAGX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Alternative Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Material Fund Change Notice [Text Block]
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$224	2.25%Footnote Reference1
Footnote	Description
Footnote[1]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 1.14%.

Expenses Paid, Amount		$ 224
Expense Ratio, Percent		2.25%
Expenses Excluding Extraordinary Expenses, Percent		1.14%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the FTSE 3-Month Treasury Bill Index is included for comparative purposes only.

Class I shares of GMO Alternative Allocation Fund returned -0.69% (net) for the fiscal year ended February 28, 2025, as compared with +5.26% for the FTSE-3 Month Treasury Bill Index.

The three largest exposures in the Fund had mixed fortunes. Event-Driven had a very solid year and was the biggest contributor to total Fund returns. Equity Dislocation, which is broadly 100% long cheap global Value and 100% short expensive global Growth, was down modestly, which was a reasonable result in a challenging environment for Value. Systematic Global Macro had a tougher year, particularly in its commodity positioning, and was the biggest detractor from total Fund returns. Despite being smaller positions, strong performance from Put Selling and the Asset Allocation Long/Short strategy allowed them to contribute nicely to total returns, while the Fixed Income Absolute Return strategy and the combined credit strategies detracted modestly.

Towards the end of the period, the exposures in the Fund were broadened out to include more alpha sources, with the intention of improving both the level and consistency of returns.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Index	FTSE 3-Month Treasury Bill Index
2019	$10,000	$10,000	$10,000
2019	$10,025	$9,922	$10,015
2019	$10,015	$9,951	$10,032
2019	$10,055	$9,946	$10,047
2019	$10,175	$9,939	$10,062
2020	$9,926	$10,131	$10,075
2020	$9,880	$10,313	$10,088
2020	$9,463	$10,252	$10,101
2020	$9,626	$10,435	$10,109
2020	$9,672	$10,483	$10,113
2020	$9,651	$10,549	$10,114
2020	$9,839	$10,707	$10,115
2020	$9,854	$10,620	$10,117
2020	$9,844	$10,615	$10,118
2020	$9,890	$10,567	$10,118
2020	$10,048	$10,671	$10,119
2020	$10,126	$10,686	$10,120
2021	$10,079	$10,609	$10,121
2021	$9,851	$10,456	$10,121
2021	$9,892	$10,325	$10,122
2021	$10,012	$10,407	$10,122
2021	$10,225	$10,441	$10,122
2021	$10,001	$10,514	$10,123
2021	$9,704	$10,632	$10,123
2021	$9,699	$10,611	$10,123
2021	$9,672	$10,520	$10,124
2021	$9,376	$10,517	$10,124
2021	$9,307	$10,548	$10,124
2021	$9,581	$10,521	$10,125
2022	$9,953	$10,294	$10,125
2022	$9,732	$10,179	$10,126
2022	$9,548	$9,896	$10,128
2022	$9,624	$9,521	$10,130
2022	$9,786	$9,582	$10,135
2022	$9,451	$9,432	$10,142
2022	$9,547	$9,662	$10,153
2022	$9,580	$9,389	$10,168
2022	$9,455	$8,984	$10,188
2022	$9,515	$8,867	$10,213
2022	$9,782	$9,193	$10,242
2022	$9,902	$9,152	$10,277
2023	$10,006	$9,434	$10,315
2023	$10,022	$9,190	$10,351
2023	$9,907	$9,423	$10,392
2023	$9,957	$9,480	$10,433
2023	$9,695	$9,377	$10,478
2023	$9,951	$9,344	$10,522
2023	$10,126	$9,337	$10,570
2023	$10,169	$9,277	$10,619
2023	$10,404	$9,042	$10,667
2023	$10,284	$8,899	$10,717
2023	$10,273	$9,302	$10,766
2023	$10,473	$9,658	$10,817
2024	$10,524	$9,631	$10,868
2024	$10,461	$9,495	$10,915
2024	$10,507	$9,583	$10,963
2024	$10,398	$9,341	$11,015
2024	$10,581	$9,499	$11,066
2024	$10,541	$9,589	$11,116
2024	$10,627	$9,813	$11,167
2024	$10,495	$9,954	$11,219
2024	$10,391	$10,088	$11,268
2024	$10,236	$9,837	$11,317
2024	$10,058	$9,941	$11,362
2024	$10,177	$9,779	$11,406
2025	$10,165	$9,831	$11,450
2025	$10,389	$10,047	$11,489

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	9/4/2019 (commencement of operations)
Class I	(0.69%)	1.01%	0.70%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	0.09%
FTSE 3-Month Treasury Bill Index	5.26%	2.64%	2.56%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

The performance information for all periods prior to January 31, 2025 was achieved prior to the change in the Fund's investment objective and principal investment strategies.

The gross expense ratio of 2.32% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.98% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Sep. 04, 2019
Material Change Date	Mar. 01, 2024
AssetsNet		$ 708,252,130
Holdings Count | Holding		1,439
Advisory Fees Paid, Amount		$ 1,614,725
InvestmentCompanyPortfolioTurnover		1129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$708,252,130
Number of Portfolio Holdings	1,439
Portfolio Turnover Rate	1,129%Footnote Reference*
Total Advisory Fees Paid, Net	$1,614,725
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 1,119%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	125.2
Debt Obligations	46.9
Short-Term Investments	10.9
GMO Implementation FundsFootnote Reference*	3.5
Investment Funds	2.1
Preferred Stocks	0.7
Futures Contracts	0.4
Rights/Warrants	0.1
Forward Currency Contracts	0.1
Written Options	(0.7)
Swap Contracts	(0.9)
Securities Sold Short	(85.0)
Other	(3.3)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten HoldingsFootnote Reference**

% of Investments

U.S. Treasury Floating Rate Notes, 4.34%, due 01/31/27	17.0
Uniform Mortgage-Backed Security, TBA, 6.00%, due 03/01/55	4.6
U.S. Treasury Floating Rate Notes, 4.42%, due 07/31/26	3.6
Berkshire Hathaway, Inc., Class B	2.1
Hess Corp.	2.0
GMO U.S. Treasury Fund, Class VI (formerly Core Class)	2.0
Altegrity, Inc.	1.2
Liberty Broadband Corp., Class C	1.1
Frontier Communications Parent, Inc.	1.1
Air Transport Services Group, Inc.	1.1
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Material Fund Change [Text Block]

Material Fund Changes

This is a summary of certain changes of the Fund since March 1, 2024.

Effective January 31, 2025, the Fund’s principal investment strategy was updated to utilize a number of new underlying strategies and to increase the leverage of the Fund’s portfolio.

Material Fund Change Strategies [Text Block]		Effective January 31, 2025, the Fund’s principal investment strategy was updated to utilize a number of new underlying strategies and to increase the leverage of the Fund’s portfolio.
Summary of Change Legend [Text Block]		This is a summary of certain changes of the Fund since March 1, 2024.
C000014927
Shareholder Report [Line Items]
Fund Name		GMO Benchmark-Free Allocation Fund
Class Name		Class III
Trading Symbol		GBMFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$80Footnote Reference1	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Allocation Fund returned +7.22% (net) for the fiscal year ended February 28, 2025, as compared with +2.80% for the CPI.

This was a strong 12 months for absolute performance, but it was more nuanced in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 15.6%, emerging equities as measured by the MSCI Emerging Market Index were up 10.1%, while bonds as measured by the Bloomberg U.S. Aggregate Index were up 5.8%.

The Fund had an average equity exposure of about 54%, and this had a worse return than MSCI ACWI. Within developed markets, we were leaning away from the U.S. as we believed that it was trading at an unfavorable valuation, but it went on to have a very strong year relative to other markets. We also had a significant investment in emerging markets as we believed that they were trading at preferential valuations, and they underperformed developed markets for the period. There was a broadly 32% average exposure to alternatives and these delivered a small negative return, lagging well behind the resurgent equity markets. Fixed income assets accounted for an average 14% of the Fund, and these were up 5.4% for the twelve months, a little behind the Bloomberg U.S. Aggregate Index. The highlight within fixed income was the exposure to emerging debt, as the J.P. Morgan EMBIG Diversified Index returned 9.8%, and our portfolio was comfortably ahead of this with an 16.8% return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,760	$9,843	$10,024	$10,046	$9,961
2015	$9,933	$10,074	$10,034	$10,010	$10,047
2015	$9,893	$10,109	$10,078	$9,986	$10,000
2015	$9,723	$9,874	$10,111	$9,877	$9,946
2015	$9,652	$10,051	$10,124	$9,946	$9,937
2015	$9,309	$9,386	$10,117	$9,932	$9,885
2015	$9,075	$9,040	$10,101	$9,999	$9,860
2015	$9,362	$9,756	$10,121	$10,001	$9,863
2015	$9,331	$9,708	$10,124	$9,974	$9,849
2015	$9,211	$9,537	$10,113	$9,942	$9,791
2016	$8,886	$8,967	$10,124	$10,079	$9,917
2016	$8,849	$8,900	$10,107	$10,150	$10,000
2016	$9,226	$9,504	$10,116	$10,243	$10,144
2016	$9,316	$9,654	$10,157	$10,283	$10,171
2016	$9,260	$9,708	$10,180	$10,285	$10,112
2016	$9,305	$9,600	$10,202	$10,470	$10,277
2016	$9,510	$10,005	$10,197	$10,536	$10,310
2016	$9,559	$10,013	$10,218	$10,524	$10,258
2016	$9,635	$10,067	$10,247	$10,518	$10,336
2016	$9,571	$9,872	$10,284	$10,438	$10,324
2016	$9,427	$10,014	$10,305	$10,191	$10,173
2016	$9,524	$10,253	$10,334	$10,205	$10,184
2017	$9,727	$10,501	$10,381	$10,225	$10,259
2017	$9,880	$10,792	$10,394	$10,294	$10,285
2017	$9,972	$10,907	$10,364	$10,289	$10,291
2017	$10,068	$11,069	$10,381	$10,368	$10,337
2017	$10,198	$11,303	$10,368	$10,448	$10,332
2017	$10,248	$11,346	$10,366	$10,437	$10,250
2017	$10,405	$11,618	$10,377	$10,482	$10,302
2017	$10,490	$11,634	$10,419	$10,576	$10,373
2017	$10,478	$11,895	$10,476	$10,526	$10,322
2017	$10,639	$12,120	$10,487	$10,532	$10,339
2017	$10,624	$12,383	$10,528	$10,518	$10,328
2017	$10,766	$12,550	$10,543	$10,567	$10,377
2018	$11,139	$13,213	$10,598	$10,445	$10,299
2018	$10,895	$12,665	$10,614	$10,346	$10,252
2018	$10,848	$12,381	$10,607	$10,412	$10,336
2018	$10,793	$12,532	$10,630	$10,335	$10,322
2018	$10,742	$12,610	$10,653	$10,409	$10,370
2018	$10,597	$12,604	$10,666	$10,396	$10,399
2018	$10,742	$12,998	$10,685	$10,398	$10,359
2018	$10,620	$13,159	$10,708	$10,465	$10,428
2018	$10,648	$13,232	$10,715	$10,398	$10,356
2018	$10,263	$12,260	$10,750	$10,316	$10,276
2018	$10,349	$12,400	$10,752	$10,377	$10,309
2018	$10,189	$11,457	$10,746	$10,568	$10,351
2019	$10,694	$12,348	$10,744	$10,680	$10,467
2019	$10,727	$12,720	$10,762	$10,674	$10,477
2019	$10,751	$12,887	$10,806	$10,879	$10,616
2019	$10,906	$13,344	$10,841	$10,882	$10,662
2019	$10,609	$12,574	$10,849	$11,075	$10,778
2019	$10,922	$13,402	$10,855	$11,214	$10,885
2019	$10,826	$13,469	$10,892	$11,239	$10,902
2019	$10,614	$13,193	$10,898	$11,530	$11,042
2019	$10,790	$13,474	$10,900	$11,468	$10,951
2019	$10,961	$13,817	$10,939	$11,503	$10,982
2019	$11,026	$14,201	$10,967	$11,497	$10,983
2019	$11,374	$14,627	$10,991	$11,489	$11,060
2020	$11,092	$14,538	$11,005	$11,710	$11,203
2020	$10,739	$13,309	$11,015	$11,921	$11,300
2020	$9,548	$11,548	$10,968	$11,851	$11,094
2020	$10,209	$12,809	$10,881	$12,061	$11,319
2020	$10,162	$13,428	$10,875	$12,118	$11,390
2020	$10,297	$13,783	$10,937	$12,194	$11,511
2020	$10,613	$14,443	$11,001	$12,376	$11,676
2020	$10,613	$15,408	$11,042	$12,276	$11,841
2020	$10,532	$14,876	$11,064	$12,269	$11,800
2020	$10,532	$14,420	$11,069	$12,215	$11,751
2020	$10,884	$16,263	$11,090	$12,334	$11,841
2020	$11,091	$16,953	$11,131	$12,351	$11,988
2021	$11,174	$16,784	$11,150	$12,263	$12,062
2021	$11,340	$17,215	$11,189	$12,086	$11,975
2021	$11,645	$17,787	$11,259	$11,935	$11,995
2021	$11,663	$18,615	$11,346	$12,029	$12,148
2021	$11,960	$18,906	$11,419	$12,068	$12,261
2021	$11,711	$19,165	$11,522	$12,153	$12,271
2021	$11,488	$19,508	$11,577	$12,289	$12,553
2021	$11,523	$19,994	$11,608	$12,266	$12,530
2021	$11,475	$19,163	$11,656	$12,160	$12,478
2021	$11,305	$20,249	$11,766	$12,156	$12,579
2021	$11,073	$19,805	$11,858	$12,192	$12,609
2021	$11,420	$20,652	$11,914	$12,161	$12,670
2022	$11,728	$19,559	$11,988	$11,899	$12,516
2022	$11,437	$19,064	$12,083	$11,766	$12,637
2022	$11,191	$19,587	$12,233	$11,439	$12,449
2022	$11,142	$17,960	$12,274	$11,005	$12,332
2022	$11,352	$17,974	$12,393	$11,076	$12,327
2022	$10,766	$16,417	$12,557	$10,902	$12,022
2022	$10,869	$17,720	$12,555	$11,169	$12,456
2022	$10,784	$16,980	$12,570	$10,853	$12,159
2022	$10,346	$15,401	$12,618	$10,384	$11,549
2022	$10,542	$16,507	$12,673	$10,250	$11,676
2022	$11,227	$17,655	$12,686	$10,627	$11,819
2022	$11,162	$16,905	$12,676	$10,579	$11,739
2023	$11,651	$18,101	$12,779	$10,904	$11,896
2023	$11,494	$17,666	$12,826	$10,622	$11,755
2023	$11,453	$18,212	$12,833	$10,892	$12,084
2023	$11,614	$18,531	$12,880	$10,958	$12,108
2023	$11,273	$18,346	$12,896	$10,839	$11,970
2023	$11,711	$19,456	$12,919	$10,800	$11,913
2023	$12,097	$20,109	$12,941	$10,793	$11,967
2023	$11,912	$19,629	$13,022	$10,724	$11,914
2023	$11,921	$18,782	$13,074	$10,451	$11,793
2023	$11,639	$18,237	$13,080	$10,286	$11,779
2023	$12,116	$19,947	$13,092	$10,752	$12,003
2023	$12,658	$20,926	$13,132	$11,164	$12,252
2024	$12,628	$21,177	$13,168	$11,133	$12,297
2024	$12,697	$22,075	$13,226	$10,976	$12,186
2024	$13,043	$22,778	$13,276	$11,077	$12,284
2024	$12,892	$21,938	$13,317	$10,797	$12,158
2024	$13,287	$22,918	$13,318	$10,980	$12,326
2024	$13,097	$23,384	$13,311	$11,084	$12,421
2024	$13,444	$23,796	$13,331	$11,343	$12,605
2024	$13,522	$24,425	$13,356	$11,506	$12,692
2024	$13,576	$24,873	$13,380	$11,660	$12,855
2024	$13,116	$24,379	$13,413	$11,371	$12,686
2024	$13,101	$25,498	$13,455	$11,491	$12,743
2024	$13,198	$24,833	$13,508	$11,303	$12,630
2025	$13,383	$25,710	$13,567	$11,363	$12,783
2025	$13,614	$25,525	$13,597	$11,613	$13,004

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	7.22%	4.86%	3.13%
MSCI World Index	15.63%	13.91%	9.82%
Consumer Price Index	2.80%	4.30%	3.12%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	6.71%	2.85%	2.66%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.29% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.23% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 2,342,067,791
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 15,635,670
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,342,067,791
Number of Portfolio Holdings	7
Portfolio Turnover Rate	24%
Total Advisory Fees Paid, Net	$15,635,670

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	79.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	6.3
GMO International Equity Funds	0.8
Short-Term Investments	0.1
Other	0.0
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	79.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	3.0
GMO Emerging Country Debt, Class VI	2.3
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	0.8
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Material Fund Change [Text Block]
C000109350
Shareholder Report [Line Items]
Fund Name		GMO Benchmark-Free Allocation Fund
Class Name		Class IV
Trading Symbol		GBMBX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IV	$75Footnote Reference1	0.72%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 75
Expense Ratio, Percent		0.72%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class IV shares of GMO Benchmark-Free Allocation Fund returned +7.28% (net) for the fiscal year ended February 28, 2025, as compared with +2.80% for the CPI.

This was a strong 12 months for absolute performance, but it was more nuanced in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 15.6%, emerging equities as measured by the MSCI Emerging Market Index were up 10.1%, while bonds as measured by the Bloomberg U.S. Aggregate Index were up 5.8%.

The Fund had an average equity exposure of about 54%, and this had a worse return than MSCI ACWI. Within developed markets, we were leaning away from the U.S. as we believed that it was trading at an unfavorable valuation, but it went on to have a very strong year relative to other markets. We also had a significant investment in emerging markets as we believed that they were trading at preferential valuations, and they underperformed developed markets for the period. There was a broadly 32% average exposure to alternatives and these delivered a small negative return, lagging well behind the resurgent equity markets. Fixed income assets accounted for an average 14% of the Fund, and these were up 5.4% for the twelve months, a little behind the Bloomberg U.S. Aggregate Index. The highlight within fixed income was the exposure to emerging debt, as the J.P. Morgan EMBIG Diversified Index returned 9.8%, and our portfolio was comfortably ahead of this with an 16.8% return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class IV	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2015	$125,000,000	$125,000,000	$125,000,000	$125,000,000	$125,000,000
2015	$121,994,081	$123,043,307	$125,294,448	$125,580,442	$124,507,781
2015	$124,167,592	$125,928,990	$125,423,069	$125,129,845	$125,586,440
2015	$123,705,142	$126,362,779	$125,980,607	$124,828,494	$124,998,404
2015	$121,577,876	$123,424,554	$126,381,885	$123,467,413	$124,326,256
2015	$120,670,006	$125,640,025	$126,548,243	$124,325,653	$124,213,297
2015	$116,424,384	$117,325,847	$126,458,952	$124,147,117	$123,563,950
2015	$113,499,623	$112,998,363	$126,264,956	$124,986,881	$123,251,709
2015	$117,037,641	$121,952,818	$126,517,948	$125,007,635	$123,287,227
2015	$116,707,426	$121,346,024	$126,554,621	$124,677,396	$123,116,390
2015	$115,197,871	$119,213,078	$126,414,306	$124,274,485	$122,388,306
2016	$111,140,944	$112,081,253	$126,552,495	$125,984,645	$123,964,224
2016	$110,669,208	$111,247,079	$126,339,897	$126,878,364	$124,997,019
2016	$115,386,566	$118,796,203	$126,453,105	$128,042,473	$126,797,373
2016	$116,518,731	$120,675,970	$126,968,655	$128,533,953	$127,133,404
2016	$115,811,128	$121,353,761	$127,245,032	$128,566,922	$126,402,424
2016	$116,377,211	$119,993,942	$127,519,814	$130,876,992	$128,465,725
2016	$118,964,558	$125,063,499	$127,467,196	$131,704,422	$128,878,300
2016	$119,578,021	$125,167,439	$127,720,719	$131,553,815	$128,225,841
2016	$120,521,810	$125,832,319	$128,091,170	$131,476,743	$129,203,558
2016	$119,719,589	$123,397,100	$128,548,787	$130,471,089	$129,050,400
2016	$117,926,391	$125,171,429	$128,806,562	$127,384,964	$127,159,022
2016	$119,168,765	$128,166,579	$129,170,104	$127,564,625	$127,298,793
2017	$121,710,392	$131,259,899	$129,768,566	$127,814,925	$128,242,784
2017	$123,628,602	$134,901,499	$129,926,951	$128,673,972	$128,556,486
2017	$124,779,527	$136,338,457	$129,552,780	$128,606,494	$128,640,735
2017	$125,978,408	$138,357,203	$129,768,566	$129,598,954	$129,213,939
2017	$127,608,886	$141,284,080	$129,602,740	$130,596,496	$129,150,041
2017	$128,280,260	$141,827,670	$129,572,976	$130,465,055	$128,126,270
2017	$130,237,180	$145,221,951	$129,710,102	$131,026,469	$128,771,257
2017	$131,294,066	$145,426,449	$130,232,029	$132,201,745	$129,659,337
2017	$131,149,946	$148,690,434	$130,945,826	$131,572,085	$129,028,012
2017	$133,167,637	$151,500,456	$131,087,203	$131,648,307	$129,237,394
2017	$132,975,476	$154,783,098	$131,593,717	$131,479,322	$129,096,519
2017	$134,743,109	$156,876,305	$131,790,902	$132,082,753	$129,711,402
2018	$139,460,592	$165,159,406	$132,472,277	$130,561,575	$128,735,145
2018	$136,364,744	$158,317,268	$132,671,056	$129,323,922	$128,147,473
2018	$135,824,199	$154,767,815	$132,587,612	$130,153,275	$129,195,678
2018	$135,136,232	$156,646,112	$132,880,465	$129,185,265	$129,022,815
2018	$134,497,407	$157,627,724	$133,157,905	$130,107,239	$129,621,064
2018	$132,679,210	$157,552,534	$133,329,046	$129,947,214	$129,989,699
2018	$134,473,624	$162,473,458	$133,557,057	$129,978,119	$129,484,268
2018	$132,997,514	$164,483,717	$133,854,694	$130,814,466	$130,355,520
2018	$133,341,939	$165,399,585	$133,933,355	$129,972,082	$129,449,118
2018	$128,519,980	$153,254,643	$134,376,090	$128,944,989	$128,445,714
2018	$129,651,664	$154,995,602	$134,402,133	$129,714,735	$128,858,479
2018	$127,646,244	$143,210,048	$134,326,129	$132,097,765	$129,382,769
2019	$133,967,384	$154,352,618	$134,294,240	$133,500,571	$130,832,280
2019	$134,324,223	$158,993,975	$134,528,097	$133,423,213	$130,960,596
2019	$134,630,084	$161,082,277	$135,078,193	$135,985,195	$132,703,627
2019	$136,618,185	$166,794,144	$135,508,704	$136,020,007	$133,278,450
2019	$132,896,869	$157,169,979	$135,613,408	$138,434,574	$134,728,789
2019	$136,822,093	$167,526,678	$135,693,132	$140,173,060	$136,066,081
2019	$135,655,655	$168,356,496	$136,148,091	$140,481,383	$136,274,870
2019	$133,001,744	$164,912,842	$136,221,969	$144,121,493	$138,025,352
2019	$135,196,324	$168,422,347	$136,252,796	$143,353,912	$136,887,658
2019	$137,339,867	$172,708,272	$136,738,050	$143,785,708	$137,270,811
2019	$138,156,455	$177,518,225	$137,091,494	$143,712,499	$137,292,325
2019	$142,508,169	$182,836,359	$137,391,788	$143,612,332	$138,251,240
2020	$138,975,780	$181,723,496	$137,561,334	$146,376,086	$140,043,640
2020	$134,599,836	$166,363,273	$137,683,578	$149,010,645	$141,255,076
2020	$119,679,446	$144,346,302	$137,100,529	$148,133,745	$138,676,193
2020	$127,956,836	$160,115,306	$136,010,434	$150,766,994	$141,492,541
2020	$127,324,169	$167,850,182	$135,939,214	$151,468,951	$142,371,061
2020	$129,064,002	$172,289,996	$136,707,755	$152,423,082	$143,886,880
2020	$133,040,156	$180,532,583	$137,509,780	$154,699,827	$145,945,252
2020	$133,040,156	$192,594,754	$138,018,951	$153,451,113	$148,013,970
2020	$132,031,069	$185,950,402	$138,299,580	$153,366,992	$147,494,801
2020	$132,031,069	$180,246,370	$138,361,233	$152,682,175	$146,884,977
2020	$136,439,186	$203,292,945	$138,622,728	$154,180,329	$148,011,988
2020	$139,082,646	$211,911,897	$139,131,900	$154,392,786	$149,851,174
2021	$140,123,028	$209,805,774	$139,374,261	$153,285,807	$150,777,972
2021	$142,149,035	$215,181,914	$139,868,551	$151,072,284	$149,692,349
2021	$146,036,778	$222,341,471	$140,735,949	$149,185,897	$149,936,587
2021	$146,255,806	$232,689,268	$141,819,666	$150,364,450	$151,846,780
2021	$149,979,278	$236,325,417	$142,733,305	$150,855,712	$153,261,726
2021	$146,858,132	$239,559,416	$144,024,836	$151,915,620	$153,389,192
2021	$144,065,528	$243,850,603	$144,707,274	$153,614,202	$156,917,175
2021	$144,503,583	$249,919,644	$145,104,300	$153,321,725	$156,624,999
2021	$143,901,257	$239,542,847	$145,702,763	$151,994,285	$155,970,559
2021	$141,765,736	$253,110,676	$147,077,207	$151,952,368	$157,235,696
2021	$138,918,375	$247,564,271	$148,223,109	$152,401,930	$157,612,324
2021	$143,246,728	$258,145,215	$148,920,429	$152,011,969	$158,370,415
2022	$147,119,778	$244,486,517	$149,845,760	$148,737,003	$156,448,999
2022	$143,471,252	$238,303,156	$151,041,091	$147,077,655	$157,966,115
2022	$140,384,038	$244,842,995	$152,915,140	$142,991,568	$155,607,077
2022	$139,766,595	$224,503,070	$153,422,717	$137,565,319	$154,152,979
2022	$142,404,760	$224,673,098	$154,916,747	$138,452,294	$154,086,356
2022	$135,107,709	$205,211,466	$156,965,126	$136,280,245	$150,281,115
2022	$136,398,726	$221,504,499	$156,934,830	$139,610,204	$155,694,932
2022	$135,332,234	$212,243,882	$157,120,322	$135,665,295	$151,981,443
2022	$129,831,380	$192,513,712	$157,726,757	$129,803,683	$144,365,219
2022	$132,301,151	$206,338,685	$158,418,231	$128,122,420	$145,944,498
2022	$140,945,350	$220,685,502	$158,570,770	$132,834,210	$147,738,796
2022	$140,090,763	$211,313,584	$158,444,805	$132,235,021	$146,739,608
2023	$146,234,587	$226,265,301	$159,733,147	$136,303,107	$148,703,885
2023	$144,263,926	$220,826,221	$160,324,169	$132,778,936	$146,939,498
2023	$143,742,281	$227,649,683	$160,409,208	$136,151,851	$151,055,620
2023	$145,770,902	$231,640,287	$160,999,167	$136,977,027	$151,348,185
2023	$141,539,778	$229,327,726	$161,199,008	$135,485,529	$149,630,884
2023	$146,988,074	$243,196,959	$161,489,736	$135,002,303	$148,906,471
2023	$151,852,718	$251,366,616	$161,759,203	$134,908,198	$149,585,742
2023	$149,527,255	$245,362,543	$162,780,204	$134,046,496	$148,921,603
2023	$149,701,665	$234,778,000	$163,424,375	$130,640,142	$147,410,320
2023	$146,097,198	$227,965,719	$163,497,721	$128,578,488	$147,231,225
2023	$152,085,265	$249,337,978	$163,656,106	$134,401,329	$150,031,658
2023	$158,965,040	$261,579,039	$164,151,990	$139,546,078	$153,143,852
2024	$158,597,208	$264,718,113	$164,595,788	$139,162,863	$153,709,586
2024	$159,516,789	$275,941,543	$165,323,404	$137,196,737	$152,326,376
2024	$163,869,477	$284,727,709	$165,948,441	$138,463,600	$153,544,143
2024	$161,969,008	$274,229,733	$166,467,711	$134,966,218	$151,974,589
2024	$166,996,055	$286,474,635	$166,477,278	$137,254,335	$154,080,825
2024	$164,543,837	$292,303,792	$166,383,735	$138,553,761	$155,256,507
2024	$168,933,122	$297,454,894	$166,641,509	$141,789,964	$157,565,567
2024	$169,916,006	$305,316,773	$166,953,496	$143,827,468	$158,654,447
2024	$170,591,739	$310,908,325	$167,253,791	$145,753,224	$160,693,000
2024	$164,817,297	$304,740,861	$167,661,978	$142,138,712	$158,572,046
2024	$164,694,437	$318,724,378	$168,186,563	$143,641,513	$159,286,801
2024	$165,900,939	$310,418,238	$168,847,742	$141,290,735	$157,880,619
2025	$168,223,036	$321,372,459	$169,592,365	$142,040,308	$159,785,225
2025	$171,125,657	$319,059,474	$169,958,565	$145,165,448	$162,549,574

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class IV*	7.28%	4.92%	3.19%
MSCI World Index	15.63%	13.91%	9.82%
Consumer Price Index	2.80%	4.30%	3.12%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	6.71%	2.85%	2.66%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.24% for Class IV is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.18% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 2,342,067,791
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 15,635,670
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,342,067,791
Number of Portfolio Holdings	7
Portfolio Turnover Rate	24%
Total Advisory Fees Paid, Net	$15,635,670

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	79.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	6.3
GMO International Equity Funds	0.8
Short-Term Investments	0.1
Other	0.0
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	79.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	3.0
GMO Emerging Country Debt, Class VI	2.3
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	0.8
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Material Fund Change [Text Block]
C000213373
Shareholder Report [Line Items]
Fund Name		GMO Benchmark-Free Allocation Fund
Class Name		Class R6
Trading Symbol		GBMSX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$80Footnote Reference1	0.77%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 80
Expense Ratio, Percent		0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class R6 shares of GMO Benchmark-Free Allocation Fund returned +7.21% (net) for the fiscal year ended February 28, 2025, as compared with +2.80% for the CPI.

This was a strong 12 months for absolute performance, but it was more nuanced in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 15.6%, emerging equities as measured by the MSCI Emerging Market Index were up 10.1%, while bonds as measured by the Bloomberg U.S. Aggregate Index were up 5.8%.

The Fund had an average equity exposure of about 54%, and this had a worse return than MSCI ACWI. Within developed markets, we were leaning away from the U.S. as we believed that it was trading at an unfavorable valuation, but it went on to have a very strong year relative to other markets. We also had a significant investment in emerging markets as we believed that they were trading at preferential valuations, and they underperformed developed markets for the period. There was a broadly 32% average exposure to alternatives and these delivered a small negative return, lagging well behind the resurgent equity markets. Fixed income assets accounted for an average 14% of the Fund, and these were up 5.4% for the twelve months, a little behind the Bloomberg U.S. Aggregate Index. The highlight within fixed income was the exposure to emerging debt, as the J.P. Morgan EMBIG Diversified Index returned 9.8%, and our portfolio was comfortably ahead of this with an 16.8% return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class R6	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2020	$10,000	$10,000	$10,000	$10,000	$10,000
2020	$10,084	$10,734	$9,995	$10,058	$10,086
2020	$10,221	$11,018	$10,052	$10,122	$10,194
2020	$10,533	$11,545	$10,111	$10,273	$10,339
2020	$10,533	$12,316	$10,148	$10,190	$10,486
2020	$10,453	$11,891	$10,169	$10,184	$10,449
2020	$10,453	$11,526	$10,173	$10,139	$10,406
2020	$10,803	$13,000	$10,192	$10,238	$10,486
2020	$11,012	$13,551	$10,230	$10,252	$10,616
2021	$11,095	$13,417	$10,248	$10,179	$10,682
2021	$11,255	$13,760	$10,284	$10,032	$10,605
2021	$11,559	$14,218	$10,348	$9,907	$10,622
2021	$11,576	$14,880	$10,427	$9,985	$10,758
2021	$11,871	$15,112	$10,495	$10,018	$10,858
2021	$11,624	$15,319	$10,590	$10,088	$10,867
2021	$11,403	$15,594	$10,640	$10,201	$11,117
2021	$11,437	$15,982	$10,669	$10,181	$11,096
2021	$11,390	$15,318	$10,713	$10,093	$11,050
2021	$11,220	$16,186	$10,814	$10,090	$11,139
2021	$10,995	$15,831	$10,898	$10,120	$11,166
2021	$11,334	$16,508	$10,949	$10,094	$11,220
2022	$11,645	$15,634	$11,018	$9,877	$11,084
2022	$11,352	$15,239	$11,105	$9,767	$11,191
2022	$11,108	$15,657	$11,243	$9,495	$11,024
2022	$11,059	$14,356	$11,281	$9,135	$10,921
2022	$11,268	$14,367	$11,390	$9,194	$10,916
2022	$10,685	$13,123	$11,541	$9,050	$10,647
2022	$10,788	$14,165	$11,539	$9,271	$11,030
2022	$10,703	$13,573	$11,552	$9,009	$10,767
2022	$10,272	$12,311	$11,597	$8,620	$10,228
2022	$10,463	$13,195	$11,648	$8,508	$10,339
2022	$11,148	$14,112	$11,659	$8,821	$10,467
2022	$11,080	$13,513	$11,650	$8,781	$10,396
2023	$11,566	$14,469	$11,744	$9,051	$10,535
2023	$11,410	$14,121	$11,788	$8,817	$10,410
2023	$11,369	$14,558	$11,794	$9,041	$10,702
2023	$11,529	$14,813	$11,838	$9,096	$10,722
2023	$11,190	$14,665	$11,852	$8,997	$10,601
2023	$11,625	$15,552	$11,874	$8,965	$10,549
2023	$12,009	$16,074	$11,893	$8,959	$10,597
2023	$11,820	$15,690	$11,969	$8,901	$10,550
2023	$11,834	$15,014	$12,016	$8,675	$10,443
2023	$11,554	$14,578	$12,021	$8,538	$10,431
2023	$12,023	$15,945	$12,033	$8,925	$10,629
2023	$12,564	$16,727	$12,069	$9,267	$10,849
2024	$12,535	$16,928	$12,102	$9,241	$10,890
2024	$12,608	$17,646	$12,156	$9,111	$10,792
2024	$12,947	$18,208	$12,201	$9,195	$10,878
2024	$12,797	$17,536	$12,240	$8,962	$10,767
2024	$13,195	$18,319	$12,240	$9,114	$10,916
2024	$13,000	$18,692	$12,233	$9,201	$10,999
2024	$13,346	$19,022	$12,252	$9,416	$11,163
2024	$13,424	$19,524	$12,275	$9,551	$11,240
2024	$13,477	$19,882	$12,297	$9,679	$11,384
2024	$13,020	$19,487	$12,327	$9,439	$11,234
2024	$13,011	$20,382	$12,366	$9,539	$11,285
2024	$13,103	$19,851	$12,415	$9,382	$11,185
2025	$13,287	$20,551	$12,469	$9,432	$11,320
2025	$13,517	$20,403	$12,496	$9,640	$11,516

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5/1/2020 (commencement of operations)
Class R6*	7.21%	6.44%
MSCI World Index	15.63%	15.91%
Consumer Price Index	2.80%	4.72%
Bloomberg U.S. Aggregate Index	5.81%	(0.76%)
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	6.71%	2.97%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.29% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.23% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		May 01, 2020
AssetsNet		$ 2,342,067,791
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 15,635,670
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,342,067,791
Number of Portfolio Holdings	7
Portfolio Turnover Rate	24%
Total Advisory Fees Paid, Net	$15,635,670

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	79.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	6.3
GMO International Equity Funds	0.8
Short-Term Investments	0.1
Other	0.0
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	79.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	3.0
GMO Emerging Country Debt, Class VI	2.3
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	0.8
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Material Fund Change [Text Block]
C000213372
Shareholder Report [Line Items]
Fund Name		GMO Benchmark-Free Allocation Fund
Class Name		Class I
Trading Symbol		GBMIX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Benchmark-Free Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$91Footnote Reference1	0.88%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 91
Expense Ratio, Percent		0.88%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class I shares of GMO Benchmark-Free Allocation Fund returned +7.07% (net) for the fiscal year ended February 28, 2025, as compared with +2.80% for the CPI.

This was a strong 12 months for absolute performance, but it was more nuanced in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 15.6%, emerging equities as measured by the MSCI Emerging Market Index were up 10.1%, while bonds as measured by the Bloomberg U.S. Aggregate Index were up 5.8%.

The Fund had an average equity exposure of about 54%, and this had a worse return than MSCI ACWI. Within developed markets, we were leaning away from the U.S. as we believed that it was trading at an unfavorable valuation, but it went on to have a very strong year relative to other markets. We also had a significant investment in emerging markets as we believed that they were trading at preferential valuations, and they underperformed developed markets for the period. There was a broadly 32% average exposure to alternatives and these delivered a small negative return, lagging well behind the resurgent equity markets. Fixed income assets accounted for an average 14% of the Fund, and these were up 5.4% for the twelve months, a little behind the Bloomberg U.S. Aggregate Index. The highlight within fixed income was the exposure to emerging debt, as the J.P. Morgan EMBIG Diversified Index returned 9.8%, and our portfolio was comfortably ahead of this with an 16.8% return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2019	$10,000	$10,000	$10,000	$10,000	$10,000
2019	$9,935	$9,975	$10,004	$10,118	$10,036
2019	$10,099	$10,187	$10,006	$10,064	$9,953
2019	$10,259	$10,446	$10,042	$10,094	$9,981
2019	$10,316	$10,737	$10,068	$10,089	$9,982
2019	$10,642	$11,059	$10,090	$10,082	$10,052
2020	$10,374	$10,991	$10,102	$10,276	$10,183
2020	$10,048	$10,062	$10,111	$10,461	$10,271
2020	$8,930	$8,731	$10,068	$10,399	$10,083
2020	$9,548	$9,685	$9,988	$10,584	$10,288
2020	$9,504	$10,152	$9,983	$10,633	$10,352
2020	$9,630	$10,421	$10,040	$10,700	$10,462
2020	$9,925	$10,919	$10,099	$10,860	$10,612
2020	$9,921	$11,649	$10,136	$10,773	$10,762
2020	$9,850	$11,247	$10,157	$10,767	$10,724
2020	$9,846	$10,902	$10,161	$10,719	$10,680
2020	$10,175	$12,296	$10,180	$10,824	$10,762
2020	$10,369	$12,817	$10,218	$10,839	$10,896
2021	$10,447	$12,690	$10,235	$10,761	$10,963
2021	$10,598	$13,015	$10,272	$10,606	$10,884
2021	$10,884	$13,448	$10,335	$10,473	$10,902
2021	$10,900	$14,074	$10,415	$10,556	$11,041
2021	$11,174	$14,294	$10,482	$10,590	$11,144
2021	$10,941	$14,490	$10,577	$10,665	$11,153
2021	$10,732	$14,749	$10,627	$10,784	$11,409
2021	$10,765	$15,116	$10,656	$10,763	$11,388
2021	$10,716	$14,489	$10,700	$10,670	$11,341
2021	$10,557	$15,309	$10,801	$10,667	$11,433
2021	$10,345	$14,974	$10,885	$10,699	$11,460
2021	$10,662	$15,614	$10,937	$10,672	$11,515
2022	$10,955	$14,788	$11,004	$10,442	$11,375
2022	$10,679	$14,414	$11,092	$10,325	$11,486
2022	$10,449	$14,809	$11,230	$10,038	$11,314
2022	$10,403	$13,579	$11,267	$9,657	$11,208
2022	$10,595	$13,589	$11,377	$9,720	$11,204
2022	$10,051	$12,412	$11,527	$9,567	$10,927
2022	$10,143	$13,398	$11,525	$9,801	$11,321
2022	$10,064	$12,837	$11,539	$9,524	$11,051
2022	$9,654	$11,644	$11,583	$9,112	$10,497
2022	$9,834	$12,480	$11,634	$8,994	$10,612
2022	$10,478	$13,348	$11,645	$9,325	$10,742
2022	$10,414	$12,781	$11,636	$9,283	$10,669
2023	$10,871	$13,686	$11,731	$9,569	$10,812
2023	$10,720	$13,357	$11,774	$9,321	$10,684
2023	$10,681	$13,769	$11,780	$9,558	$10,983
2023	$10,832	$14,011	$11,824	$9,616	$11,004
2023	$10,513	$13,871	$11,838	$9,511	$10,880
2023	$10,918	$14,710	$11,860	$9,477	$10,827
2023	$11,279	$15,204	$11,879	$9,471	$10,876
2023	$11,106	$14,841	$11,954	$9,410	$10,828
2023	$11,115	$14,200	$12,002	$9,171	$10,718
2023	$10,847	$13,788	$12,007	$9,026	$10,705
2023	$11,292	$15,081	$12,019	$9,435	$10,909
2023	$11,797	$15,822	$12,055	$9,796	$11,135
2024	$11,769	$16,011	$12,088	$9,770	$11,176
2024	$11,838	$16,690	$12,141	$9,631	$11,076
2024	$12,156	$17,222	$12,187	$9,720	$11,164
2024	$12,011	$16,587	$12,225	$9,475	$11,050
2024	$12,384	$17,327	$12,226	$9,636	$11,203
2024	$12,202	$17,680	$12,219	$9,727	$11,289
2024	$12,523	$17,991	$12,238	$9,954	$11,457
2024	$12,596	$18,467	$12,261	$10,097	$11,536
2024	$12,646	$18,805	$12,283	$10,232	$11,684
2024	$12,218	$18,432	$12,313	$9,978	$11,530
2024	$12,204	$19,278	$12,351	$10,084	$11,582
2024	$12,287	$18,776	$12,400	$9,919	$11,479
2025	$12,464	$19,438	$12,455	$9,972	$11,618
2025	$12,675	$19,298	$12,482	$10,191	$11,819

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	8/8/2019 (commencement of operations)
Class I*	7.07%	4.76%	4.36%
MSCI World Index	15.63%	13.91%	12.55%
Consumer Price Index	2.80%	4.30%	4.07%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	0.34%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	6.71%	2.85%	3.05%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.52% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 1.40% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 1.34% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Aug. 08, 2019
AssetsNet		$ 2,342,067,791
Holdings Count | Holding		7
Advisory Fees Paid, Amount		$ 15,635,670
InvestmentCompanyPortfolioTurnover		24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$2,342,067,791
Number of Portfolio Holdings	7
Portfolio Turnover Rate	24%
Total Advisory Fees Paid, Net	$15,635,670

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO Implementation FundsFootnote Reference*	79.8
GMO Alternative Funds	13.0
GMO Fixed Income Funds	6.3
GMO International Equity Funds	0.8
Short-Term Investments	0.1
Other	0.0
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top HoldingsFootnote Reference**

% of Investments

GMO Implementation Fund	79.9
GMO Alternative Allocation Fund, Class VI	13.0
GMO Opportunistic Income Fund, Class VI	3.0
GMO Emerging Country Debt, Class VI	2.3
GMO High Yield Fund, Class VI	1.0
GMO Climate Change Fund, Class III	0.8
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Material Fund Change [Text Block]
C000102896
Shareholder Report [Line Items]
Fund Name		GMO Benchmark-Free Fund
Class Name		Class III
Trading Symbol		GBFFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Benchmark-Free Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$69Footnote Reference1	0.66%Footnote Reference1,Footnote Reference2,Footnote Reference3
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses may be material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.20%.
Footnote[3]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.41%.

Expenses Paid, Amount		$ 69
Expense Ratio, Percent		0.66%
Extraordinary Expenses Footnote [Text Block]		Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.20%.
Expenses Excluding Extraordinary Expenses, Percent		0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

Class III shares of GMO Benchmark-Free Fund returned +7.77% (net) for the fiscal year ended February 28, 2025, as compared with +2.80% for the CPI.

This was a strong 12 months for absolute performance, but it was more nuanced in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 15.6%, emerging equities as measured by the MSCI Emerging Market Index were up 10.1%, while bonds as measured by the Bloomberg U.S. Aggregate Index were up 5.8%.

The Fund had an average equity exposure of about 62%, and this had a worse return than MSCI All Country World Index. Within developed markets, we were leaning away from the U.S. as we believed that it was trading at an unfavorable valuation, but it went on to have a very strong year relative to other markets. We also had a significant investment in emerging markets as we believed that they were trading at preferential valuations, and they underperformed developed markets for the period. There was a broadly 21% average exposure to alternatives and these delivered a small positive return, lagging well behind the resurgent equity markets. Fixed income assets accounted for an average of around 17% of the Fund, and these were up 5.6% for the twelve months, a little behind the Bloomberg U.S. Aggregate Index. The highlight within fixed income was the exposure to emerging debt, as the J.P. Morgan EMBIG Diversified Index returned 9.8%, and our portfolio was comfortably ahead of this with an 16.8% return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,700	$9,843	$10,024	$10,046	$9,961
2015	$9,887	$10,074	$10,034	$10,010	$10,047
2015	$9,837	$10,109	$10,078	$9,986	$10,000
2015	$9,700	$9,874	$10,111	$9,877	$9,946
2015	$9,641	$10,051	$10,124	$9,946	$9,937
2015	$9,228	$9,386	$10,117	$9,932	$9,885
2015	$9,050	$9,040	$10,101	$9,999	$9,860
2015	$9,422	$9,756	$10,121	$10,001	$9,863
2015	$9,412	$9,708	$10,124	$9,974	$9,849
2015	$9,285	$9,537	$10,113	$9,942	$9,791
2016	$8,934	$8,967	$10,124	$10,079	$9,917
2016	$8,918	$8,900	$10,107	$10,150	$10,000
2016	$9,390	$9,504	$10,116	$10,243	$10,144
2016	$9,485	$9,654	$10,157	$10,283	$10,171
2016	$9,453	$9,708	$10,180	$10,285	$10,112
2016	$9,516	$9,600	$10,202	$10,470	$10,277
2016	$9,771	$10,005	$10,197	$10,536	$10,310
2016	$9,845	$10,013	$10,218	$10,524	$10,258
2016	$9,924	$10,067	$10,247	$10,518	$10,336
2016	$9,840	$9,872	$10,284	$10,438	$10,324
2016	$9,681	$10,014	$10,305	$10,191	$10,173
2016	$9,787	$10,253	$10,334	$10,205	$10,184
2017	$10,035	$10,501	$10,381	$10,225	$10,259
2017	$10,213	$10,792	$10,394	$10,294	$10,285
2017	$10,342	$10,907	$10,364	$10,289	$10,291
2017	$10,472	$11,069	$10,381	$10,368	$10,337
2017	$10,649	$11,303	$10,368	$10,448	$10,332
2017	$10,725	$11,346	$10,366	$10,437	$10,250
2017	$10,935	$11,618	$10,377	$10,482	$10,302
2017	$11,071	$11,634	$10,419	$10,576	$10,373
2017	$11,043	$11,895	$10,476	$10,526	$10,322
2017	$11,249	$12,120	$10,487	$10,532	$10,339
2017	$11,255	$12,383	$10,528	$10,518	$10,328
2017	$11,457	$12,550	$10,543	$10,567	$10,377
2018	$11,912	$13,213	$10,598	$10,445	$10,299
2018	$11,601	$12,665	$10,614	$10,346	$10,252
2018	$11,540	$12,381	$10,607	$10,412	$10,336
2018	$11,451	$12,532	$10,630	$10,335	$10,322
2018	$11,379	$12,610	$10,653	$10,409	$10,370
2018	$11,168	$12,604	$10,666	$10,396	$10,399
2018	$11,348	$12,998	$10,685	$10,398	$10,359
2018	$11,197	$13,159	$10,708	$10,465	$10,428
2018	$11,219	$13,232	$10,715	$10,398	$10,356
2018	$10,729	$12,260	$10,750	$10,316	$10,276
2018	$10,846	$12,400	$10,752	$10,377	$10,309
2018	$10,636	$11,457	$10,746	$10,568	$10,351
2019	$11,242	$12,348	$10,744	$10,680	$10,467
2019	$11,276	$12,720	$10,762	$10,674	$10,477
2019	$11,311	$12,887	$10,806	$10,879	$10,616
2019	$11,495	$13,344	$10,841	$10,882	$10,662
2019	$11,149	$12,574	$10,849	$11,075	$10,778
2019	$11,536	$13,402	$10,855	$11,214	$10,885
2019	$11,428	$13,469	$10,892	$11,239	$10,902
2019	$11,178	$13,193	$10,898	$11,530	$11,042
2019	$11,387	$13,474	$10,900	$11,468	$10,951
2019	$11,619	$13,817	$10,939	$11,503	$10,982
2019	$11,677	$14,201	$10,967	$11,497	$10,983
2019	$12,102	$14,627	$10,991	$11,489	$11,060
2020	$11,760	$14,538	$11,005	$11,710	$11,203
2020	$11,323	$13,309	$11,015	$11,921	$11,300
2020	$9,889	$11,548	$10,968	$11,851	$11,094
2020	$10,699	$12,809	$10,881	$12,061	$11,319
2020	$10,633	$13,428	$10,875	$12,118	$11,390
2020	$10,819	$13,783	$10,937	$12,194	$11,511
2020	$11,151	$14,443	$11,001	$12,376	$11,676
2020	$11,121	$15,408	$11,042	$12,276	$11,841
2020	$11,049	$14,876	$11,064	$12,269	$11,800
2020	$11,043	$14,420	$11,069	$12,215	$11,751
2020	$11,440	$16,263	$11,090	$12,334	$11,841
2020	$11,696	$16,953	$11,131	$12,351	$11,988
2021	$11,826	$16,784	$11,150	$12,263	$12,062
2021	$12,074	$17,215	$11,189	$12,086	$11,975
2021	$12,440	$17,787	$11,259	$11,935	$11,995
2021	$12,421	$18,615	$11,346	$12,029	$12,148
2021	$12,762	$18,906	$11,419	$12,068	$12,261
2021	$12,477	$19,165	$11,522	$12,153	$12,271
2021	$12,258	$19,508	$11,577	$12,289	$12,553
2021	$12,314	$19,994	$11,608	$12,266	$12,530
2021	$12,239	$19,163	$11,656	$12,160	$12,478
2021	$12,090	$20,249	$11,766	$12,156	$12,579
2021	$11,835	$19,805	$11,858	$12,192	$12,609
2021	$12,207	$20,652	$11,914	$12,161	$12,670
2022	$12,551	$19,559	$11,988	$11,899	$12,516
2022	$12,220	$19,064	$12,083	$11,766	$12,637
2022	$11,942	$19,587	$12,233	$11,439	$12,449
2022	$11,870	$17,960	$12,274	$11,005	$12,332
2022	$12,162	$17,974	$12,393	$11,076	$12,327
2022	$11,455	$16,417	$12,557	$10,902	$12,022
2022	$11,560	$17,720	$12,555	$11,169	$12,456
2022	$11,416	$16,980	$12,570	$10,853	$12,159
2022	$10,861	$15,401	$12,618	$10,384	$11,549
2022	$11,096	$16,507	$12,673	$10,250	$11,676
2022	$11,926	$17,655	$12,686	$10,627	$11,819
2022	$11,802	$16,905	$12,676	$10,579	$11,739
2023	$12,383	$18,101	$12,779	$10,904	$11,896
2023	$12,171	$17,666	$12,826	$10,622	$11,755
2023	$12,157	$18,212	$12,833	$10,892	$12,084
2023	$12,369	$18,531	$12,880	$10,958	$12,108
2023	$12,000	$18,346	$12,896	$10,839	$11,970
2023	$12,499	$19,456	$12,919	$10,800	$11,913
2023	$12,954	$20,109	$12,941	$10,793	$11,967
2023	$12,712	$19,629	$13,022	$10,724	$11,914
2023	$12,657	$18,782	$13,074	$10,451	$11,793
2023	$12,320	$18,237	$13,080	$10,286	$11,779
2023	$12,954	$19,947	$13,092	$10,752	$12,003
2023	$13,596	$20,926	$13,132	$11,164	$12,252
2024	$13,589	$21,177	$13,168	$11,133	$12,297
2024	$13,698	$22,075	$13,226	$10,976	$12,186
2024	$14,168	$22,778	$13,276	$11,077	$12,284
2024	$14,016	$21,938	$13,317	$10,797	$12,158
2024	$14,494	$22,918	$13,318	$10,980	$12,326
2024	$14,248	$23,384	$13,311	$11,084	$12,421
2024	$14,717	$23,796	$13,331	$11,343	$12,605
2024	$14,843	$24,425	$13,356	$11,506	$12,692
2024	$14,953	$24,873	$13,380	$11,660	$12,855
2024	$14,386	$24,379	$13,413	$11,371	$12,686
2024	$14,408	$25,498	$13,455	$11,491	$12,743
2024	$14,225	$24,833	$13,508	$11,303	$12,630
2025	$14,509	$25,710	$13,567	$11,363	$12,783
2025	$14,762	$25,525	$13,597	$11,613	$13,004

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	7.77%	5.45%	3.97%
MSCI World Index	15.63%	13.91%	9.82%
Consumer Price Index	2.80%	4.30%	3.12%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	6.71%	2.85%	2.66%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.66% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.59% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 1,146,670,971
Holdings Count | Holding		1,344
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		111.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,146,670,971
Number of Portfolio Holdings	1,344
Portfolio Turnover Rate	111%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 126%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

Common Stocks	60.5
Short-Term Investments	14.0
GMO Alternative Funds	12.9
Debt Obligations	12.9
GMO Fixed Income Funds	6.4
GMO International Equity Funds	3.5
GMO Implementation FundsFootnote Reference*	0.4
Investment Funds	1.7
Preferred Stocks	1.1
Futures Contracts	0.1
Rights/Warrants	0.0
Swap Contracts	(0.0)
Securities Sold Short	(13.3)
Other	(0.2)
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten HoldingsFootnote Reference**

% of Investments

GMO Alternative Allocation Fund, Class VI	13.0
U.S. Treasury Floating Rate Notes, 4.39%, due 04/30/26	7.4
GMO Opportunistic Income Fund, Class VI	3.3
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	2.8
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	2.7
GMO Resources Fund, Class VI	2.6
GMO Emerging Country Debt, Class VI	2.1
iShares Core S&P 500 ETF	1.8
GMO High Yield Fund, Class VI	1.0
Taiwan Semiconductor Manufacturing Co. Ltd.	0.9
Footnote	Description
Footnote**	Excludes Short-Term Investments.

Material Fund Change [Text Block]
C000014933
Shareholder Report [Line Items]
Fund Name		GMO Global Asset Allocation Fund
Class Name		Class III
Trading Symbol		GMWAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Global Asset Allocation Fund returned +7.68% (net) for the fiscal year ended February 28, 2025, as compared with +11.78% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index).

The Fund’s circa 13% off-benchmark position in alternatives had a detrimental impact on relative performance as it only delivered a modest positive return, lagging the Fund benchmark as traditional equity and fixed income assets performed well. The Fund held an average 63% in equities over the period, and the return of 9.0% lagged the MSCI ACWI return of 15.1%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. equities and overweight emerging market equities was a substantial headwind as the U.S. outperformed. Security selection in developed ex-U.S. markets was strong but was more than offset by challenging security selection in the U.S. and emerging markets. The Fund held an average of 24% in fixed income, and good relative performance within the credit exposures ensured outperformance of the benchmark. The Fund’s fixed income exposures posted 6.7%, nicely ahead of the 5.8% return from the Bloomberg U.S. Aggregate Index.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	Bloomberg U.S. Aggregate Index	GMO Global Asset Allocation Index**	MSCI ACWI
2015	$10,000	$10,000	$10,000	$10,000
2015	$9,716	$10,046	$9,916	$9,845
2015	$9,920	$10,010	$10,090	$10,131
2015	$9,867	$9,986	$10,073	$10,117
2015	$9,716	$9,877	$9,880	$9,879
2015	$9,686	$9,946	$9,960	$9,965
2015	$9,275	$9,932	$9,511	$9,282
2015	$9,042	$9,999	$9,310	$8,946
2015	$9,406	$10,001	$9,785	$9,648
2015	$9,341	$9,974	$9,724	$9,568
2015	$9,182	$9,942	$9,599	$9,396
2016	$8,940	$10,079	$9,269	$8,829
2016	$8,902	$10,150	$9,250	$8,768
2016	$9,337	$10,243	$9,726	$9,418
2016	$9,405	$10,283	$9,832	$9,557
2016	$9,385	$10,285	$9,841	$9,569
2016	$9,424	$10,470	$9,864	$9,511
2016	$9,647	$10,536	$10,162	$9,921
2016	$9,706	$10,524	$10,180	$9,954
2016	$9,777	$10,518	$10,219	$10,015
2016	$9,696	$10,438	$10,079	$9,845
2016	$9,592	$10,191	$10,045	$9,920
2016	$9,700	$10,205	$10,191	$10,134
2017	$9,892	$10,225	$10,379	$10,412
2017	$10,077	$10,294	$10,593	$10,704
2017	$10,213	$10,289	$10,675	$10,835
2017	$10,335	$10,368	$10,812	$11,003
2017	$10,497	$10,448	$10,997	$11,246
2017	$10,527	$10,437	$11,025	$11,298
2017	$10,692	$10,482	$11,242	$11,613
2017	$10,805	$10,576	$11,305	$11,658
2017	$10,858	$10,526	$11,429	$11,883
2017	$11,070	$10,532	$11,585	$12,130
2017	$11,103	$10,518	$11,726	$12,365
2017	$11,226	$10,567	$11,867	$12,564
2018	$11,629	$10,445	$12,255	$13,273
2018	$11,290	$10,346	$11,880	$12,715
2018	$11,215	$10,412	$11,735	$12,434
2018	$11,144	$10,335	$11,783	$12,562
2018	$11,104	$10,409	$11,822	$12,578
2018	$10,934	$10,396	$11,776	$12,510
2018	$11,154	$10,398	$12,007	$12,887
2018	$11,083	$10,465	$12,096	$12,988
2018	$11,127	$10,398	$12,103	$13,045
2018	$10,600	$10,316	$11,480	$12,067
2018	$10,695	$10,377	$11,613	$12,243
2018	$10,411	$10,568	$11,156	$11,381
2019	$10,987	$10,680	$11,770	$12,280
2019	$11,068	$10,674	$11,972	$12,608
2019	$11,177	$10,879	$12,150	$12,767
2019	$11,357	$10,882	$12,418	$13,198
2019	$11,023	$11,075	$12,017	$12,415
2019	$11,476	$11,214	$12,581	$13,228
2019	$11,432	$11,239	$12,614	$13,267
2019	$11,262	$11,530	$12,534	$12,952
2019	$11,499	$11,468	$12,682	$13,224
2019	$11,753	$11,503	$12,921	$13,586
2019	$11,863	$11,497	$13,124	$13,918
2019	$12,252	$11,489	$13,421	$14,408
2020	$12,015	$11,710	$13,415	$14,249
2020	$11,524	$11,921	$12,796	$13,098
2020	$10,200	$11,851	$11,646	$11,330
2020	$10,884	$12,061	$12,530	$12,544
2020	$11,133	$12,118	$12,904	$13,089
2020	$11,378	$12,194	$13,201	$13,507
2020	$11,773	$12,376	$13,724	$14,222
2020	$11,976	$12,276	$14,231	$15,092
2020	$11,806	$12,269	$13,930	$14,606
2020	$11,696	$12,215	$13,688	$14,250
2020	$12,531	$12,334	$14,832	$16,007
2020	$13,005	$12,351	$15,286	$16,750
2021	$13,077	$12,263	$15,203	$16,674
2021	$13,298	$12,086	$15,355	$17,060
2021	$13,610	$11,935	$15,554	$17,516
2021	$13,865	$12,029	$16,040	$18,282
2021	$14,204	$12,068	$16,215	$18,558
2021	$14,037	$12,153	$16,399	$18,811
2021	$13,878	$12,289	$16,537	$18,941
2021	$14,008	$12,266	$16,795	$19,415
2021	$13,690	$12,160	$16,293	$18,613
2021	$13,766	$12,156	$16,832	$19,563
2021	$13,425	$12,192	$16,586	$19,092
2021	$13,919	$12,161	$17,002	$19,855
2022	$13,793	$11,899	$16,331	$18,880
2022	$13,284	$11,766	$15,993	$18,392
2022	$12,997	$11,439	$16,063	$18,791
2022	$12,472	$11,005	$15,014	$17,287
2022	$12,666	$11,076	$15,059	$17,307
2022	$11,853	$10,902	$14,151	$15,848
2022	$12,261	$11,169	$14,915	$16,955
2022	$11,945	$10,853	$14,410	$16,331
2022	$11,125	$10,384	$13,296	$14,767
2022	$11,494	$10,250	$13,757	$15,658
2022	$12,391	$10,627	$14,628	$16,873
2022	$12,154	$10,579	$14,230	$16,209
2023	$12,859	$10,904	$15,046	$17,371
2023	$12,557	$10,622	$14,630	$16,873
2023	$12,716	$10,892	$15,053	$17,393
2023	$12,829	$10,958	$15,226	$17,643
2023	$12,561	$10,839	$15,062	$17,454
2023	$13,060	$10,800	$15,611	$18,468
2023	$13,468	$10,793	$15,979	$19,144
2023	$13,185	$10,724	$15,653	$18,609
2023	$12,970	$10,451	$15,093	$17,839
2023	$12,598	$10,286	$14,715	$17,303
2023	$13,400	$10,752	$15,831	$18,900
2023	$14,115	$11,164	$16,537	$19,808
2024	$14,053	$11,133	$16,584	$19,924
2024	$14,244	$10,976	$16,965	$20,779
2024	$14,642	$11,077	$17,360	$21,420
2024	$14,253	$10,797	$16,840	$20,724
2024	$14,749	$10,980	$17,385	$21,566
2024	$14,642	$11,084	$17,694	$22,046
2024	$15,087	$11,343	$18,024	$22,402
2024	$15,313	$11,506	$18,412	$22,971
2024	$15,499	$11,660	$18,776	$23,504
2024	$14,927	$11,371	$18,339	$22,977
2024	$15,118	$11,491	$18,853	$23,836
2024	$14,840	$11,303	$18,455	$23,272
2025	$15,198	$11,363	$18,892	$24,053
2025	$15,337	$11,613	$18,964	$23,908

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	7.68%	5.88%	4.37%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
GMO Global Asset Allocation Index**	11.78%	8.19%	6.61%
MSCI ACWI	15.06%	12.79%	9.11%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

**The GMO Global Asset Allocation Index is comprised of 65% MSCI ACWI (All Country World Index) and 35% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.74% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.69% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 378,424,720
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$378,424,720
Number of Portfolio Holdings	20
Portfolio Turnover Rate	12%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	41.2
GMO U.S. Equity Funds	20.4
GMO Fixed Income Funds	17.3
GMO Alternative Funds	13.4
GMO Implementation FundsFootnote Reference*	7.5
Short-Term Investments	0.1
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	13.9
GMO Alternative Allocation Fund, Class VI	13.4
GMO Multi-Sector Fixed Income Fund, Class IV	12.3
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	6.9
GMO Asset Allocation Bond Fund, Class VI	6.4
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Emerging Markets Fund, Class VI	5.8
GMO U.S. Equity Fund, Class VI	5.7
GMO Emerging Country Debt, Class VI	3.3

Material Fund Change [Text Block]
C000213376
Shareholder Report [Line Items]
Fund Name		GMO Global Asset Allocation Fund
Class Name		Class R6
Trading Symbol		GMWRX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO Global Asset Allocation Fund returned +7.68% (net) for the fiscal year ended February 28, 2025, as compared with +11.78% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index).

The Fund’s circa 13% off-benchmark position in alternatives had a detrimental impact on relative performance as it only delivered a modest positive return, lagging the Fund benchmark as traditional equity and fixed income assets performed well. The Fund held an average 63% in equities over the period, and the return of 9.0% lagged the MSCI ACWI return of 15.1%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. equities and overweight emerging market equities was a substantial headwind as the U.S. outperformed. Security selection in developed ex-U.S. markets was strong but was more than offset by challenging security selection in the U.S. and emerging markets. The Fund held an average of 24% in fixed income, and good relative performance within the credit exposures ensured outperformance of the benchmark. The Fund’s fixed income exposures posted 6.7%, nicely ahead of the 5.8% return from the Bloomberg U.S. Aggregate Index.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class R6	Bloomberg U.S. Aggregate Index	GMO Global Asset Allocation Index**	MSCI ACWI
2019	$10,000	$10,000	$10,000	$10,000
2019	$10,221	$10,030	$10,188	$10,274
2019	$10,316	$10,025	$10,348	$10,524
2019	$10,655	$10,018	$10,583	$10,895
2020	$10,449	$10,211	$10,578	$10,775
2020	$10,022	$10,395	$10,089	$9,904
2020	$8,870	$10,333	$9,183	$8,567
2020	$9,465	$10,517	$9,880	$9,485
2020	$9,685	$10,566	$10,175	$9,898
2020	$9,895	$10,633	$10,409	$10,214
2020	$10,239	$10,791	$10,821	$10,754
2020	$10,415	$10,704	$11,221	$11,412
2020	$10,267	$10,698	$10,984	$11,044
2020	$10,171	$10,651	$10,793	$10,776
2020	$10,898	$10,755	$11,695	$12,104
2020	$11,310	$10,770	$12,053	$12,666
2021	$11,376	$10,693	$11,987	$12,608
2021	$11,568	$10,538	$12,107	$12,901
2021	$11,840	$10,407	$12,265	$13,245
2021	$12,059	$10,489	$12,647	$13,824
2021	$12,346	$10,523	$12,786	$14,033
2021	$12,201	$10,597	$12,930	$14,224
2021	$12,062	$10,716	$13,039	$14,322
2021	$12,175	$10,695	$13,242	$14,681
2021	$11,899	$10,603	$12,847	$14,074
2021	$11,965	$10,600	$13,272	$14,793
2021	$11,669	$10,631	$13,078	$14,437
2021	$12,098	$10,604	$13,406	$15,014
2022	$11,989	$10,376	$12,877	$14,277
2022	$11,546	$10,260	$12,611	$13,908
2022	$11,296	$9,975	$12,665	$14,209
2022	$10,839	$9,596	$11,838	$13,072
2022	$11,008	$9,658	$11,874	$13,087
2022	$10,301	$9,507	$11,158	$11,984
2022	$10,656	$9,739	$11,760	$12,821
2022	$10,385	$9,464	$11,362	$12,349
2022	$9,668	$9,055	$10,484	$11,167
2022	$9,989	$8,937	$10,847	$11,841
2022	$10,769	$9,266	$11,534	$12,759
2022	$10,563	$9,224	$11,221	$12,257
2023	$11,176	$9,508	$11,864	$13,135
2023	$10,913	$9,262	$11,536	$12,759
2023	$11,052	$9,498	$11,869	$13,152
2023	$11,151	$9,555	$12,006	$13,341
2023	$10,917	$9,451	$11,876	$13,198
2023	$11,351	$9,417	$12,310	$13,965
2023	$11,706	$9,411	$12,599	$14,476
2023	$11,460	$9,351	$12,342	$14,071
2023	$11,272	$9,113	$11,901	$13,490
2023	$10,949	$8,969	$11,603	$13,084
2023	$11,647	$9,375	$12,483	$14,292
2023	$12,269	$9,734	$13,040	$14,978
2024	$12,215	$9,708	$13,077	$15,066
2024	$12,381	$9,570	$13,377	$15,712
2024	$12,727	$9,659	$13,688	$16,197
2024	$12,388	$9,415	$13,278	$15,671
2024	$12,820	$9,575	$13,708	$16,308
2024	$12,727	$9,665	$13,951	$16,671
2024	$13,114	$9,891	$14,212	$16,940
2024	$13,307	$10,033	$14,518	$17,370
2024	$13,469	$10,167	$14,805	$17,773
2024	$12,975	$9,915	$14,461	$17,374
2024	$13,141	$10,020	$14,866	$18,024
2024	$12,899	$9,856	$14,552	$17,598
2025	$13,210	$9,908	$14,896	$18,188
2025	$13,332	$10,126	$14,953	$18,079

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	9/30/2019 (commencement of operations)
Class R6*	7.68%	5.87%	5.45%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	0.23%
GMO Global Asset Allocation Index**	11.78%	8.19%	7.71%
MSCI ACWI	15.06%	12.79%	11.55%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

**The GMO Global Asset Allocation Index is comprised of 65% MSCI ACWI (All Country World Index) and 35% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.74% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.69% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Sep. 30, 2019
AssetsNet		$ 378,424,720
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$378,424,720
Number of Portfolio Holdings	20
Portfolio Turnover Rate	12%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	41.2
GMO U.S. Equity Funds	20.4
GMO Fixed Income Funds	17.3
GMO Alternative Funds	13.4
GMO Implementation FundsFootnote Reference*	7.5
Short-Term Investments	0.1
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	13.9
GMO Alternative Allocation Fund, Class VI	13.4
GMO Multi-Sector Fixed Income Fund, Class IV	12.3
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	6.9
GMO Asset Allocation Bond Fund, Class VI	6.4
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Emerging Markets Fund, Class VI	5.8
GMO U.S. Equity Fund, Class VI	5.7
GMO Emerging Country Debt, Class VI	3.3

Material Fund Change [Text Block]
C000213377
Shareholder Report [Line Items]
Fund Name		GMO Global Asset Allocation Fund
Class Name		Class I
Trading Symbol		GMOOX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Global Asset Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$12Footnote Reference1	0.12%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 12
Expense Ratio, Percent		0.12%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class I shares of GMO Global Asset Allocation Fund returned +7.56% (net) for the fiscal year ended February 28, 2025, as compared with +11.78% for the Fund’s benchmark, the GMO Global Asset Allocation Index (65% MSCI All Country World Index (“ACWI”) and 35% Bloomberg U.S. Aggregate Index).

The Fund’s circa 13% off-benchmark position in alternatives had a detrimental impact on relative performance as it only delivered a modest positive return, lagging the Fund benchmark as traditional equity and fixed income assets performed well. The Fund held an average 63% in equities over the period, and the return of 9.0% lagged the MSCI ACWI return of 15.1%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. equities and overweight emerging market equities was a substantial headwind as the U.S. outperformed. Security selection in developed ex-U.S. markets was strong but was more than offset by challenging security selection in the U.S. and emerging markets. The Fund held an average of 24% in fixed income, and good relative performance within the credit exposures ensured outperformance of the benchmark. The Fund’s fixed income exposures posted 6.7%, nicely ahead of the 5.8% return from the Bloomberg U.S. Aggregate Index.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	Bloomberg U.S. Aggregate Index	GMO Global Asset Allocation Index**	MSCI ACWI
2021	$10,000	$10,000	$10,000	$10,000
2021	$9,893	$10,006	$9,936	$9,899
2021	$10,061	$9,862	$10,035	$10,128
2021	$10,297	$9,739	$10,166	$10,398
2021	$10,487	$9,815	$10,483	$10,853
2021	$10,743	$9,848	$10,598	$11,017
2021	$10,617	$9,917	$10,718	$11,167
2021	$10,494	$10,028	$10,807	$11,244
2021	$10,593	$10,009	$10,976	$11,526
2021	$10,352	$9,922	$10,648	$11,049
2021	$10,407	$9,919	$11,000	$11,613
2021	$10,149	$9,948	$10,840	$11,334
2021	$10,522	$9,923	$11,112	$11,787
2022	$10,424	$9,709	$10,673	$11,208
2022	$10,042	$9,601	$10,452	$10,919
2022	$9,819	$9,334	$10,498	$11,155
2022	$9,425	$8,980	$9,812	$10,262
2022	$9,572	$9,038	$9,842	$10,274
2022	$8,954	$8,896	$9,249	$9,408
2022	$9,262	$9,113	$9,747	$10,065
2022	$9,023	$8,856	$9,418	$9,695
2022	$8,401	$8,473	$8,689	$8,767
2022	$8,680	$8,364	$8,991	$9,296
2022	$9,357	$8,671	$9,560	$10,017
2022	$9,175	$8,632	$9,300	$9,623
2023	$9,708	$8,898	$9,834	$10,312
2023	$9,480	$8,668	$9,561	$10,017
2023	$9,597	$8,888	$9,838	$10,326
2023	$9,682	$8,942	$9,951	$10,474
2023	$9,480	$8,844	$9,844	$10,362
2023	$9,857	$8,813	$10,203	$10,963
2023	$10,164	$8,807	$10,443	$11,365
2023	$9,951	$8,750	$10,230	$11,047
2023	$9,785	$8,528	$9,864	$10,590
2023	$9,504	$8,393	$9,617	$10,272
2023	$10,110	$8,773	$10,346	$11,220
2023	$10,649	$9,109	$10,808	$11,759
2024	$10,599	$9,084	$10,839	$11,828
2024	$10,743	$8,956	$11,088	$12,335
2024	$11,043	$9,039	$11,346	$12,716
2024	$10,746	$8,810	$11,006	$12,303
2024	$11,120	$8,960	$11,362	$12,803
2024	$11,040	$9,044	$11,564	$13,088
2024	$11,371	$9,256	$11,780	$13,299
2024	$11,542	$9,389	$12,033	$13,637
2024	$11,679	$9,514	$12,271	$13,953
2024	$11,251	$9,279	$11,986	$13,640
2024	$11,392	$9,377	$12,322	$14,150
2024	$11,180	$9,223	$12,061	$13,815
2025	$11,450	$9,272	$12,347	$14,279
2025	$11,555	$9,476	$12,394	$14,193

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	1/6/2021 (commencement of operations)
Class I*	7.56%	3.55%
Bloomberg U.S. Aggregate Index	5.81%	(1.29%)
GMO Global Asset Allocation Index**	11.78%	5.31%
MSCI ACWI	15.06%	8.81%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.82% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

**The GMO Global Asset Allocation Index is comprised of 65% MSCI ACWI (All Country World Index) and 35% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.85% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.80% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jan. 06, 2021
AssetsNet		$ 378,424,720
Holdings Count | Holding		20
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		12.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$378,424,720
Number of Portfolio Holdings	20
Portfolio Turnover Rate	12%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 12%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	41.2
GMO U.S. Equity Funds	20.4
GMO Fixed Income Funds	17.3
GMO Alternative Funds	13.4
GMO Implementation FundsFootnote Reference*	7.5
Short-Term Investments	0.1
Other	0.1
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	13.9
GMO Alternative Allocation Fund, Class VI	13.4
GMO Multi-Sector Fixed Income Fund, Class IV	12.3
GMO International Opportunistic Value Fund, Class IV	7.2
GMO U.S. Opportunistic Value Fund, Class VI	6.9
GMO Asset Allocation Bond Fund, Class VI	6.4
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Emerging Markets Fund, Class VI	5.8
GMO U.S. Equity Fund, Class VI	5.7
GMO Emerging Country Debt, Class VI	3.3

Material Fund Change [Text Block]
C000014938
Shareholder Report [Line Items]
Fund Name		GMO Global Developed Equity Allocation Fund
Class Name		Class III
Trading Symbol		GWOAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Global Developed Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Global Developed Equity Allocation Fund returned +12.18% (net) for the fiscal year ended February 28, 2025, as compared with +15.63% for the Fund’s benchmark, the MSCI World Index.

The Fund’s underweight to the U.S. market and overweight to developed ex-U.S. detracted from performance relative to the benchmark. We also believed that emerging markets were trading at preferential valuations and held a modest “off-benchmark” position here. Our choice to have emerging markets exposure proved detrimental as the asset class still did not keep pace with the MSCI World Index as the U.S. roared ahead. Security selection in developed ex-U.S. markets was strong, but this was more than offset by difficult performance in the U.S. where the growth style dominated.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.43% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	MSCI World Index
2015	$10,000	$10,000
2015	$9,750	$9,843
2015	$10,118	$10,074
2015	$10,066	$10,109
2015	$9,803	$9,874
2015	$9,827	$10,051
2015	$9,172	$9,386
2015	$8,794	$9,040
2015	$9,359	$9,756
2015	$9,280	$9,708
2015	$9,087	$9,537
2016	$8,617	$8,967
2016	$8,519	$8,900
2016	$9,161	$9,504
2016	$9,244	$9,654
2016	$9,283	$9,708
2016	$9,170	$9,600
2016	$9,510	$10,005
2016	$9,546	$10,013
2016	$9,632	$10,067
2016	$9,475	$9,872
2016	$9,495	$10,014
2016	$9,704	$10,253
2017	$9,923	$10,501
2017	$10,225	$10,792
2017	$10,408	$10,907
2017	$10,601	$11,069
2017	$10,871	$11,303
2017	$10,944	$11,346
2017	$11,166	$11,618
2017	$11,292	$11,634
2017	$11,539	$11,895
2017	$11,907	$12,120
2017	$12,054	$12,383
2017	$12,191	$12,550
2018	$12,902	$13,213
2018	$12,310	$12,665
2018	$12,084	$12,381
2018	$12,068	$12,532
2018	$12,068	$12,610
2018	$11,793	$12,604
2018	$12,219	$12,998
2018	$12,208	$13,159
2018	$12,273	$13,232
2018	$11,305	$12,260
2018	$11,380	$12,400
2018	$10,604	$11,457
2019	$11,485	$12,348
2019	$11,746	$12,720
2019	$11,851	$12,887
2019	$12,189	$13,344
2019	$11,435	$12,574
2019	$12,167	$13,402
2019	$12,099	$13,469
2019	$11,772	$13,193
2019	$12,206	$13,474
2019	$12,636	$13,817
2019	$12,907	$14,201
2019	$13,421	$14,627
2020	$13,108	$14,538
2020	$12,083	$13,309
2020	$10,213	$11,548
2020	$11,215	$12,809
2020	$11,701	$13,428
2020	$12,014	$13,783
2020	$12,502	$14,443
2020	$13,001	$15,408
2020	$12,716	$14,876
2020	$12,368	$14,420
2020	$13,987	$16,263
2020	$14,830	$16,953
2021	$14,830	$16,784
2021	$15,516	$17,215
2021	$16,292	$17,787
2021	$16,774	$18,615
2021	$17,357	$18,906
2021	$17,123	$19,165
2021	$17,098	$19,508
2021	$17,335	$19,994
2021	$16,721	$19,163
2021	$17,231	$20,249
2021	$16,611	$19,805
2021	$17,576	$20,652
2022	$17,155	$19,559
2022	$16,572	$19,064
2022	$16,457	$19,587
2022	$15,487	$17,960
2022	$15,826	$17,974
2022	$14,388	$16,417
2022	$15,149	$17,720
2022	$14,516	$16,980
2022	$13,235	$15,401
2022	$14,203	$16,507
2022	$15,605	$17,655
2022	$15,108	$16,905
2023	$16,298	$18,101
2023	$15,919	$17,666
2023	$16,152	$18,212
2023	$16,393	$18,531
2023	$16,014	$18,346
2023	$17,058	$19,456
2023	$17,736	$20,109
2023	$17,269	$19,629
2023	$16,794	$18,782
2023	$16,223	$18,237
2023	$17,528	$19,947
2023	$18,498	$20,926
2024	$18,491	$21,177
2024	$19,057	$22,075
2024	$19,871	$22,778
2024	$19,235	$21,938
2024	$20,127	$22,918
2024	$19,863	$23,384
2024	$20,609	$23,796
2024	$21,015	$24,425
2024	$21,296	$24,873
2024	$20,485	$24,379
2024	$21,023	$25,498
2024	$20,529	$24,833
2025	$21,361	$25,710
2025	$21,377	$25,525

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	12.18%	12.09%	7.89%
MSCI World Index	15.63%	13.91%	9.82%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.43% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.61% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.54% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 79,255,029
Holdings Count | Holding		13
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$79,255,029
Number of Portfolio Holdings	13
Portfolio Turnover Rate	8%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
GMO International Equity Funds	53.6
GMO U.S. Equity Funds	46.3
Short-Term Investments	0.1
Other	0.0

Largest Holdings [Text Block]

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	26.0
GMO U.S. Opportunistic Value Fund, Class VI	15.2
GMO Quality Fund, Class VI	15.0
GMO International Opportunistic Value Fund, Class IV	11.8
GMO U.S. Equity Fund, Class VI	8.7
GMO-Usonian Japan Value Creation Fund, Class VI	6.0
GMO Quality Cyclicals Fund, Class VI	4.8
GMO Small Cap Quality Fund, Class VI	4.5
GMO U.S. Small Cap Value Fund, Class VI	3.0
GMO Resources Fund, Class VI	2.6

Material Fund Change [Text Block]
C000014936
Shareholder Report [Line Items]
Fund Name		GMO Global Equity Allocation Fund
Class Name		Class III
Trading Symbol		GMGEX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Global Equity Allocation Fund returned +10.77% (net) for the fiscal year ended February 28, 2025, as compared with +15.06% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had a significant detrimental impact on performance relative to the benchmark. For the period, the MSCI USA Index performed strongly and returned 18.1%, while the MSCI World ex USA Index trailed with a 9.5% return and the MSCI Emerging Markets Index did similarly with a 10.1% return. Security selection in developed ex-U.S. markets was strong, but this was more than offset by difficult performance in emerging markets, and in the U.S. where the growth style dominated.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	MSCI ACWI
2015	$10,000	$10,000
2015	$9,748	$9,845
2015	$10,160	$10,131
2015	$10,057	$10,117
2015	$9,794	$9,879
2015	$9,729	$9,965
2015	$9,038	$9,282
2015	$8,705	$8,946
2015	$9,272	$9,648
2015	$9,161	$9,568
2015	$8,954	$9,396
2016	$8,493	$8,829
2016	$8,404	$8,768
2016	$9,120	$9,418
2016	$9,197	$9,557
2016	$9,210	$9,569
2016	$9,159	$9,511
2016	$9,514	$9,921
2016	$9,579	$9,954
2016	$9,666	$10,015
2016	$9,523	$9,845
2016	$9,483	$9,920
2016	$9,668	$10,134
2017	$9,937	$10,412
2017	$10,247	$10,704
2017	$10,453	$10,835
2017	$10,637	$11,003
2017	$10,911	$11,246
2017	$10,987	$11,298
2017	$11,250	$11,613
2017	$11,385	$11,658
2017	$11,547	$11,883
2017	$11,925	$12,130
2017	$12,042	$12,365
2017	$12,220	$12,564
2018	$12,995	$13,273
2018	$12,404	$12,715
2018	$12,201	$12,434
2018	$12,095	$12,562
2018	$12,044	$12,578
2018	$11,730	$12,510
2018	$12,147	$12,887
2018	$12,055	$12,988
2018	$12,143	$13,045
2018	$11,180	$12,067
2018	$11,310	$12,243
2018	$10,616	$11,381
2019	$11,531	$12,280
2019	$11,731	$12,608
2019	$11,822	$12,767
2019	$12,136	$13,198
2019	$11,402	$12,415
2019	$12,136	$13,228
2019	$12,053	$13,267
2019	$11,642	$12,952
2019	$12,072	$13,224
2019	$12,541	$13,586
2019	$12,756	$13,918
2019	$13,358	$14,408
2020	$12,929	$14,249
2020	$12,008	$13,098
2020	$10,126	$11,330
2020	$11,091	$12,544
2020	$11,520	$13,089
2020	$11,860	$13,507
2020	$12,394	$14,222
2020	$12,823	$15,092
2020	$12,527	$14,606
2020	$12,270	$14,250
2020	$13,800	$16,007
2020	$14,630	$16,750
2021	$14,696	$16,674
2021	$15,311	$17,060
2021	$15,956	$17,516
2021	$16,360	$18,282
2021	$16,913	$18,558
2021	$16,677	$18,811
2021	$16,518	$18,941
2021	$16,759	$19,415
2021	$16,185	$18,613
2021	$16,611	$19,563
2021	$15,950	$19,092
2021	$16,822	$19,855
2022	$16,464	$18,880
2022	$15,691	$18,392
2022	$15,399	$18,791
2022	$14,495	$17,287
2022	$14,798	$17,307
2022	$13,496	$15,848
2022	$14,074	$16,955
2022	$13,553	$16,331
2022	$12,295	$14,767
2022	$13,038	$15,658
2022	$14,434	$16,873
2022	$13,961	$16,209
2023	$15,088	$17,371
2023	$14,647	$16,873
2023	$14,873	$17,393
2023	$15,064	$17,643
2023	$14,724	$17,454
2023	$15,618	$18,468
2023	$16,300	$19,144
2023	$15,795	$18,609
2023	$15,428	$17,839
2023	$14,910	$17,303
2023	$16,125	$18,900
2023	$17,066	$19,808
2024	$16,990	$19,924
2024	$17,507	$20,779
2024	$18,155	$21,420
2024	$17,677	$20,724
2024	$18,439	$21,566
2024	$18,199	$22,046
2024	$18,831	$22,402
2024	$19,197	$22,971
2024	$19,494	$23,504
2024	$18,723	$22,977
2024	$19,121	$23,836
2024	$18,688	$23,272
2025	$19,393	$24,053
2025	$19,393	$23,908

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	10.77%	10.06%	6.85%
MSCI ACWI	15.06%	12.79%	9.11%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.60% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.57% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 582,663,739
Holdings Count | Holding		14
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$582,663,739
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
GMO International Equity Funds	60.2
GMO U.S. Equity Funds	39.7
Short-Term Investments	0.1
Other	0.0

Largest Holdings [Text Block]

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	22.3
GMO U.S. Opportunistic Value Fund, Class VI	13.3
GMO Quality Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.5
GMO Emerging Markets Fund, Class VI	10.0
GMO U.S. Equity Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.2
GMO Quality Cyclicals Fund, Class VI	5.0
GMO Small Cap Quality Fund, Class VI	4.5
GMO U.S. Small Cap Value Fund, Class VI	2.8

Material Fund Change [Text Block]
C000213379
Shareholder Report [Line Items]
Fund Name		GMO Global Equity Allocation Fund
Class Name		Class R6
Trading Symbol		GMADX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO Global Equity Allocation Fund returned +10.78% (net) for the fiscal year ended February 28, 2025, as compared with +15.06% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had a significant detrimental impact on performance relative to the benchmark. For the period, the MSCI USA Index performed strongly and returned 18.1%, while the MSCI World ex USA Index trailed with a 9.5% return and the MSCI Emerging Markets Index did similarly with a 10.1% return. Security selection in developed ex-U.S. markets was strong, but this was more than offset by difficult performance in emerging markets, and in the U.S. where the growth style dominated.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI
2020	$10,000	$10,000
2020	$9,968	$10,043
2020	$10,314	$10,657
2020	$10,079	$10,314
2020	$9,869	$10,063
2020	$11,100	$11,303
2020	$11,767	$11,828
2021	$11,824	$11,774
2021	$12,314	$12,047
2021	$12,833	$12,369
2021	$13,162	$12,910
2021	$13,603	$13,105
2021	$13,414	$13,283
2021	$13,290	$13,375
2021	$13,484	$13,710
2021	$13,018	$13,143
2021	$13,360	$13,814
2021	$12,828	$13,481
2021	$13,530	$14,021
2022	$13,242	$13,332
2022	$12,625	$12,988
2022	$12,385	$13,269
2022	$11,658	$12,207
2022	$11,902	$12,221
2022	$10,855	$11,191
2022	$11,320	$11,973
2022	$10,905	$11,532
2022	$9,888	$10,428
2022	$10,491	$11,057
2022	$11,609	$11,915
2022	$11,229	$11,446
2023	$12,135	$12,266
2023	$11,780	$11,915
2023	$11,958	$12,282
2023	$12,111	$12,459
2023	$11,838	$12,325
2023	$12,562	$13,041
2023	$13,110	$13,518
2023	$12,699	$13,141
2023	$12,404	$12,597
2023	$11,992	$12,218
2023	$12,965	$13,346
2023	$13,721	$13,987
2024	$13,665	$14,069
2024	$14,075	$14,673
2024	$14,602	$15,126
2024	$14,217	$14,634
2024	$14,825	$15,229
2024	$14,638	$15,568
2024	$15,145	$15,819
2024	$15,440	$16,221
2024	$15,679	$16,597
2024	$15,059	$16,225
2024	$15,374	$16,832
2024	$15,026	$16,433
2025	$15,592	$16,985
2025	$15,592	$16,883

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	7/15/2020 (commencement of operations)
Class R6*	10.78%	10.08%
MSCI ACWI	15.06%	11.99%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.60% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.57% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jul. 15, 2020
AssetsNet		$ 582,663,739
Holdings Count | Holding		14
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$582,663,739
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
GMO International Equity Funds	60.2
GMO U.S. Equity Funds	39.7
Short-Term Investments	0.1
Other	0.0

Largest Holdings [Text Block]

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	22.3
GMO U.S. Opportunistic Value Fund, Class VI	13.3
GMO Quality Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.5
GMO Emerging Markets Fund, Class VI	10.0
GMO U.S. Equity Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.2
GMO Quality Cyclicals Fund, Class VI	5.0
GMO Small Cap Quality Fund, Class VI	4.5
GMO U.S. Small Cap Value Fund, Class VI	2.8

Material Fund Change [Text Block]
C000213378
Shareholder Report [Line Items]
Fund Name		GMO Global Equity Allocation Fund
Class Name		Class I
Trading Symbol		GAAUX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Global Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$14Footnote Reference1	0.13%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 14
Expense Ratio, Percent		0.13%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class I shares of GMO Global Equity Allocation Fund returned +10.62% (net) for the fiscal year ended February 28, 2025, as compared with +15.06% for the Fund’s benchmark, the MSCI All Country World Index (“ACWI”).

The Fund’s regional bias of being underweight to the U.S. market and overweight to developed ex-U.S. and emerging markets had a significant detrimental impact on performance relative to the benchmark. For the period, the MSCI USA Index performed strongly and returned 18.1%, while the MSCI World ex USA Index trailed with a 9.5% return and the MSCI Emerging Markets Index did similarly with a 10.1% return. Security selection in developed ex-U.S. markets was strong, but this was more than offset by difficult performance in emerging markets, and in the U.S. where the growth style dominated.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class I	MSCI ACWI
2020	$10,000	$10,000
2020	$9,939	$10,234
2020	$9,709	$9,904
2020	$9,507	$9,663
2020	$10,692	$10,854
2020	$11,332	$11,358
2021	$11,388	$11,306
2021	$11,864	$11,568
2021	$12,355	$11,877
2021	$12,673	$12,397
2021	$13,097	$12,584
2021	$12,915	$12,755
2021	$12,791	$12,843
2021	$12,977	$13,165
2021	$12,529	$12,621
2021	$12,858	$13,265
2021	$12,346	$12,946
2021	$13,020	$13,464
2022	$12,742	$12,802
2022	$12,144	$12,472
2022	$11,918	$12,742
2022	$11,214	$11,722
2022	$11,448	$11,736
2022	$10,441	$10,746
2022	$10,885	$11,497
2022	$10,487	$11,074
2022	$9,508	$10,013
2022	$10,084	$10,618
2022	$11,160	$11,441
2022	$10,796	$10,991
2023	$11,667	$11,779
2023	$11,326	$11,441
2023	$11,492	$11,794
2023	$11,644	$11,964
2023	$11,377	$11,835
2023	$12,073	$12,523
2023	$12,596	$12,981
2023	$12,201	$12,618
2023	$11,917	$12,097
2023	$11,517	$11,733
2023	$12,457	$12,816
2023	$13,179	$13,431
2024	$13,126	$13,510
2024	$13,520	$14,090
2024	$14,022	$14,525
2024	$13,652	$14,053
2024	$14,236	$14,623
2024	$14,051	$14,949
2024	$14,540	$15,190
2024	$14,818	$15,576
2024	$15,047	$15,938
2024	$14,452	$15,580
2024	$14,754	$16,163
2024	$14,417	$15,780
2025	$14,961	$16,310
2025	$14,956	$16,212

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	8/17/2020 (commencement of operations)
Class I*	10.62%	9.28%
MSCI ACWI	15.06%	11.24%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 1.29% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.70% for Class I is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.67% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Aug. 17, 2020
AssetsNet		$ 582,663,739
Holdings Count | Holding		14
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$582,663,739
Number of Portfolio Holdings	14
Portfolio Turnover Rate	20%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
GMO International Equity Funds	60.2
GMO U.S. Equity Funds	39.7
Short-Term Investments	0.1
Other	0.0

Largest Holdings [Text Block]

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	22.3
GMO U.S. Opportunistic Value Fund, Class VI	13.3
GMO Quality Fund, Class VI	12.2
GMO International Opportunistic Value Fund, Class IV	11.5
GMO Emerging Markets Fund, Class VI	10.0
GMO U.S. Equity Fund, Class VI	6.9
GMO-Usonian Japan Value Creation Fund, Class VI	6.2
GMO Quality Cyclicals Fund, Class VI	5.0
GMO Small Cap Quality Fund, Class VI	4.5
GMO U.S. Small Cap Value Fund, Class VI	2.8

Material Fund Change [Text Block]
C000110451
Shareholder Report [Line Items]
Fund Name		GMO Implementation Fund
Class Name		Core Class
Trading Symbol		GIMFX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Implementation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Class	$107	1.03%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.63%.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.38%.

Expenses Paid, Amount		$ 107
Expense Ratio, Percent		1.03%
Extraordinary Expenses Footnote [Text Block]		Includes non-recurring legal fees from a one-time litigation settlement which increased the hypothetical expense ratio above by 0.63%.
Expenses Excluding Extraordinary Expenses, Percent		0.63%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Although GMO does not manage the Fund to, or control the Fund’s risk relative to, any securities index or securities benchmark, a discussion of the Fund’s performance relative to the Consumer Price Index (“CPI”) is included for comparative purposes only.

GMO Implementation Fund returned +8.12% (net) for the fiscal year ended February 28, 2025, as compared with +2.80% for the CPI.

This was a strong 12 months for absolute performance, but it was more nuanced in relation to traditional risk assets. Over the same period, developed equities as measured by the MSCI World Index were up 15.6%, emerging equities as measured by the MSCI Emerging Markets Index were up 10.1%, while bonds as measured by the Bloomberg U.S. Aggregate Index were up 5.8%.

The Fund had an average equity exposure of about 58%, and this had a worse return than MSCI All Country World Index. Within developed markets, we were leaning away from the U.S. as we believed that it was trading at an unfavorable valuation, but it went on to have a very strong year relative to other markets. We also had a significant investment in emerging markets as we believed that they were trading at preferential valuations, and they underperformed developed markets for the period. There was a broadly 34% average exposure to alternatives and these delivered a small negative return, lagging well behind the resurgent equity markets. Fixed income assets accounted for a modest average of 8% of the Fund, and these delivered a small positive return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.77% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Core Class	MSCI World Index	Consumer Price Index	Bloomberg U.S. Aggregate Index	Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index
2015	$10,000	$10,000	$10,000	$10,000	$10,000
2015	$9,691	$9,843	$10,024	$10,046	$9,961
2015	$9,897	$10,074	$10,034	$10,010	$10,047
2015	$9,853	$10,109	$10,078	$9,986	$10,000
2015	$9,684	$9,874	$10,111	$9,877	$9,946
2015	$9,581	$10,051	$10,124	$9,946	$9,937
2015	$9,191	$9,386	$10,117	$9,932	$9,885
2015	$8,918	$9,040	$10,101	$9,999	$9,860
2015	$9,242	$9,756	$10,121	$10,001	$9,863
2015	$9,205	$9,708	$10,124	$9,974	$9,849
2015	$9,088	$9,537	$10,113	$9,942	$9,791
2016	$8,742	$8,967	$10,124	$10,079	$9,917
2016	$8,683	$8,900	$10,107	$10,150	$10,000
2016	$9,095	$9,504	$10,116	$10,243	$10,144
2016	$9,176	$9,654	$10,157	$10,283	$10,171
2016	$9,117	$9,708	$10,180	$10,285	$10,112
2016	$9,132	$9,600	$10,202	$10,470	$10,277
2016	$9,345	$10,005	$10,197	$10,536	$10,310
2016	$9,389	$10,013	$10,218	$10,524	$10,258
2016	$9,470	$10,067	$10,247	$10,518	$10,336
2016	$9,433	$9,872	$10,284	$10,438	$10,324
2016	$9,308	$10,014	$10,305	$10,191	$10,173
2016	$9,411	$10,253	$10,334	$10,205	$10,184
2017	$9,629	$10,501	$10,381	$10,225	$10,259
2017	$9,801	$10,792	$10,394	$10,294	$10,285
2017	$9,906	$10,907	$10,364	$10,289	$10,291
2017	$10,019	$11,069	$10,381	$10,368	$10,337
2017	$10,131	$11,303	$10,368	$10,448	$10,332
2017	$10,176	$11,346	$10,366	$10,437	$10,250
2017	$10,357	$11,618	$10,377	$10,482	$10,302
2017	$10,448	$11,634	$10,419	$10,576	$10,373
2017	$10,425	$11,895	$10,476	$10,526	$10,322
2017	$10,591	$12,120	$10,487	$10,532	$10,339
2017	$10,576	$12,383	$10,528	$10,518	$10,328
2017	$10,737	$12,550	$10,543	$10,567	$10,377
2018	$11,154	$13,213	$10,598	$10,445	$10,299
2018	$10,891	$12,665	$10,614	$10,346	$10,252
2018	$10,852	$12,381	$10,607	$10,412	$10,336
2018	$10,783	$12,532	$10,630	$10,335	$10,322
2018	$10,690	$12,610	$10,653	$10,409	$10,370
2018	$10,505	$12,604	$10,666	$10,396	$10,399
2018	$10,679	$12,998	$10,685	$10,398	$10,359
2018	$10,539	$13,159	$10,708	$10,465	$10,428
2018	$10,562	$13,232	$10,715	$10,398	$10,356
2018	$10,166	$12,260	$10,750	$10,316	$10,276
2018	$10,291	$12,400	$10,752	$10,377	$10,309
2018	$10,137	$11,457	$10,746	$10,568	$10,351
2019	$10,711	$12,348	$10,744	$10,680	$10,467
2019	$10,687	$12,720	$10,762	$10,674	$10,477
2019	$10,711	$12,887	$10,806	$10,879	$10,616
2019	$10,856	$13,344	$10,841	$10,882	$10,662
2019	$10,549	$12,574	$10,849	$11,075	$10,778
2019	$10,913	$13,402	$10,855	$11,214	$10,885
2019	$10,792	$13,469	$10,892	$11,239	$10,902
2019	$10,540	$13,193	$10,898	$11,530	$11,042
2019	$10,759	$13,474	$10,900	$11,468	$10,951
2019	$10,995	$13,817	$10,939	$11,503	$10,982
2019	$11,052	$14,201	$10,967	$11,497	$10,983
2019	$11,478	$14,627	$10,991	$11,489	$11,060
2020	$11,134	$14,538	$11,005	$11,710	$11,203
2020	$10,713	$13,309	$11,015	$11,921	$11,300
2020	$9,401	$11,548	$10,968	$11,851	$11,094
2020	$10,074	$12,809	$10,881	$12,061	$11,319
2020	$9,889	$13,428	$10,875	$12,118	$11,390
2020	$9,956	$13,783	$10,937	$12,194	$11,511
2020	$10,233	$14,443	$11,001	$12,376	$11,676
2020	$10,166	$15,408	$11,042	$12,276	$11,841
2020	$10,107	$14,876	$11,064	$12,269	$11,800
2020	$10,141	$14,420	$11,069	$12,215	$11,751
2020	$10,452	$16,263	$11,090	$12,334	$11,841
2020	$10,646	$16,953	$11,131	$12,351	$11,988
2021	$10,732	$16,784	$11,150	$12,263	$12,062
2021	$10,921	$17,215	$11,189	$12,086	$11,975
2021	$11,265	$17,787	$11,259	$11,935	$11,995
2021	$11,283	$18,615	$11,346	$12,029	$12,148
2021	$11,592	$18,906	$11,419	$12,068	$12,261
2021	$11,334	$19,165	$11,522	$12,153	$12,271
2021	$11,102	$19,508	$11,577	$12,289	$12,553
2021	$11,145	$19,994	$11,608	$12,266	$12,530
2021	$11,111	$19,163	$11,656	$12,160	$12,478
2021	$10,939	$20,249	$11,766	$12,156	$12,579
2021	$10,715	$19,805	$11,858	$12,192	$12,609
2021	$11,080	$20,652	$11,914	$12,161	$12,670
2022	$11,417	$19,559	$11,988	$11,899	$12,516
2022	$11,142	$19,064	$12,083	$11,766	$12,637
2022	$10,893	$19,587	$12,233	$11,439	$12,449
2022	$10,866	$17,960	$12,274	$11,005	$12,332
2022	$11,097	$17,974	$12,393	$11,076	$12,327
2022	$10,511	$16,417	$12,557	$10,902	$12,022
2022	$10,601	$17,720	$12,555	$11,169	$12,456
2022	$10,529	$16,980	$12,570	$10,853	$12,159
2022	$10,091	$15,401	$12,618	$10,384	$11,549
2022	$10,306	$16,507	$12,673	$10,250	$11,676
2022	$11,021	$17,655	$12,686	$10,627	$11,819
2022	$10,943	$16,905	$12,676	$10,579	$11,739
2023	$11,468	$18,101	$12,779	$10,904	$11,896
2023	$11,311	$17,666	$12,826	$10,622	$11,755
2023	$11,265	$18,212	$12,833	$10,892	$12,084
2023	$11,449	$18,531	$12,880	$10,958	$12,108
2023	$11,081	$18,346	$12,896	$10,839	$11,970
2023	$11,551	$19,456	$12,919	$10,800	$11,913
2023	$11,973	$20,109	$12,941	$10,793	$11,967
2023	$11,768	$19,629	$13,022	$10,724	$11,914
2023	$11,806	$18,782	$13,074	$10,451	$11,793
2023	$11,508	$18,237	$13,080	$10,286	$11,779
2023	$11,991	$19,947	$13,092	$10,752	$12,003
2023	$12,556	$20,926	$13,132	$11,164	$12,252
2024	$12,527	$21,177	$13,168	$11,133	$12,297
2024	$12,605	$22,075	$13,226	$10,976	$12,186
2024	$12,966	$22,778	$13,276	$11,077	$12,284
2024	$12,820	$21,938	$13,317	$10,797	$12,158
2024	$13,240	$22,918	$13,318	$10,980	$12,326
2024	$13,044	$23,384	$13,311	$11,084	$12,421
2024	$13,406	$23,796	$13,331	$11,343	$12,605
2024	$13,486	$24,425	$13,356	$11,506	$12,692
2024	$13,536	$24,873	$13,380	$11,660	$12,855
2024	$13,067	$24,379	$13,413	$11,371	$12,686
2024	$13,057	$25,498	$13,455	$11,491	$12,743
2024	$13,184	$24,833	$13,508	$11,303	$12,630
2025	$13,381	$25,710	$13,567	$11,363	$12,783
2025	$13,629	$25,525	$13,597	$11,613	$13,004

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Core Class*	8.12%	4.93%	3.14%
MSCI World Index	15.63%	13.91%	9.82%
Consumer Price Index	2.80%	4.30%	3.12%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
Bloomberg U.S. Treasury Inflation Notes: 1-10 Year Index	6.71%	2.85%	2.66%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.77% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.48% is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.45% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 1,991,493,754
Holdings Count | Holding		1,447
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		129.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,991,493,754
Number of Portfolio Holdings	1,447
Portfolio Turnover Rate	129%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 133%.

Holdings [Text Block]

Industry Group SummaryFootnote Reference*

% of Equity Investments

Banks	14.9
Capital Goods	9.7
Materials	7.8
Automobiles & Components	7.7
Pharmaceuticals, Biotechnology & Life Sciences	6.9
Energy	6.7
Insurance	5.4
Financial Services	5.3
Technology Hardware & Equipment	5.3
Food, Beverage & Tobacco	5.0
Semiconductors & Semiconductor Equipment	4.4
Consumer Durables & Apparel	4.2
Transportation	4.0
Consumer Discretionary Distribution & Retail	3.2
Telecommunication Services	2.7
Health Care Equipment & Services	2.4
Media & Entertainment	1.8
Real Estate Management & Development	1.4
Consumer Staples Distribution & Retail	1.2
Utilities	0.7
Commercial & Professional Services	0.5
Equity Real Estate Investment Trusts (REITs)	0.1
Household & Personal Products	0.0
Consumer Services	(0.4)
Software & Services	(0.9)
Footnote	Description
Footnote*	Excludes short-term investments, mutual funds and derivative financial instruments, if any.

Asset Class Summary

% of Total Net Assets

Common Stocks	79.9
Debt Obligations	26.8
Short-Term Investments	4.1
Investment Funds	2.9
Preferred Stocks	1.7
GMO Implementation FundsFootnote Reference**	0.2
Futures Contracts	0.2
Rights/Warrants	0.1
Swap Contracts	(0.0)
Securities Sold Short	(16.8)
Other	0.9
Footnote	Description
Footnote**	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten Holdings

% of Investments

U.S. Treasury Floating Rate Notes, 4.39%, due 04/30/26	9.6
U.S. Treasury Floating Rate Notes, 4.42%, due 07/31/26	7.7
U.S. Treasury Inflation-Indexed Notes, 1.88%, due 07/15/34	3.4
U.S. Treasury Inflation-Indexed Notes, 2.13%, due 01/15/35	3.3
iShares Core S&P 500 ETF	2.3
Taiwan Semiconductor Manufacturing Co. Ltd.	1.0
Roche Holding AG	0.8
Banco Bilbao Vizcaya Argentaria SA	0.6
3i Group PLC	0.5
Manulife Financial Corp.	0.5

C000033342
Shareholder Report [Line Items]
Fund Name		GMO International Developed Equity Allocation Fund
Class Name		Class III
Trading Symbol		GIOTX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO International Developed Equity Allocation Fund returned +17.03% (net) for the fiscal year ended February 28, 2025, as compared with +8.77% for the Fund’s benchmark, the MSCI EAFE Index.

The Fund’s decision to allocate a little over 20% using a deep value approach, targeting the cheapest 20% of stocks, was additive as the MSCI EAFE Value Index outperformed the broad MSCI EAFE Index by a little over 6%. The small overweight to Japan, which lagged the MSCI EAFE Index, detracted marginally from relative performance. Stock selection within the core developed ex-U.S. exposure was very strong, and this was a key driver of outperformance of the benchmark.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	MSCI EAFE Index
2015	$10,000	$10,000
2015	$9,727	$9,848
2015	$10,213	$10,250
2015	$10,118	$10,198
2015	$9,846	$9,909
2015	$9,815	$10,115
2015	$9,128	$9,370
2015	$8,612	$8,895
2015	$9,039	$9,590
2015	$8,926	$9,441
2015	$8,701	$9,314
2016	$8,242	$8,640
2016	$7,991	$8,482
2016	$8,597	$9,034
2016	$8,775	$9,295
2016	$8,750	$9,211
2016	$8,512	$8,902
2016	$8,836	$9,353
2016	$8,879	$9,359
2016	$9,020	$9,474
2016	$8,910	$9,281
2016	$8,750	$9,096
2016	$8,984	$9,407
2017	$9,245	$9,680
2017	$9,379	$9,818
2017	$9,634	$10,088
2017	$9,844	$10,345
2017	$10,163	$10,725
2017	$10,214	$10,706
2017	$10,476	$11,015
2017	$10,617	$11,010
2017	$10,885	$11,284
2017	$11,153	$11,456
2017	$11,160	$11,576
2017	$11,354	$11,762
2018	$12,058	$12,352
2018	$11,387	$11,794
2018	$11,236	$11,562
2018	$11,236	$11,846
2018	$11,026	$11,580
2018	$10,579	$11,438
2018	$10,902	$11,720
2018	$10,631	$11,493
2018	$10,684	$11,593
2018	$9,706	$10,670
2018	$9,647	$10,657
2018	$9,114	$10,140
2019	$9,954	$10,806
2019	$10,070	$11,082
2019	$10,091	$11,151
2019	$10,391	$11,465
2019	$9,681	$10,914
2019	$10,275	$11,562
2019	$9,984	$11,415
2019	$9,738	$11,119
2019	$10,189	$11,438
2019	$10,682	$11,849
2019	$10,819	$11,982
2019	$11,341	$12,372
2020	$11,086	$12,113
2020	$10,285	$11,018
2020	$8,621	$9,548
2020	$9,294	$10,165
2020	$9,690	$10,607
2020	$10,030	$10,968
2020	$10,422	$11,224
2020	$10,734	$11,801
2020	$10,592	$11,494
2020	$10,195	$11,036
2020	$11,472	$12,746
2020	$12,180	$13,339
2021	$12,135	$13,197
2021	$12,550	$13,493
2021	$13,076	$13,803
2021	$13,387	$14,218
2021	$13,994	$14,728
2021	$13,661	$14,517
2021	$13,571	$14,626
2021	$13,697	$14,884
2021	$13,230	$14,452
2021	$13,445	$14,808
2021	$12,777	$14,118
2021	$13,535	$14,841
2022	$13,401	$14,124
2022	$12,911	$13,874
2022	$12,722	$13,963
2022	$11,979	$13,060
2022	$12,335	$13,158
2022	$11,174	$11,937
2022	$11,486	$12,532
2022	$10,963	$11,937
2022	$10,059	$10,820
2022	$10,661	$11,402
2022	$11,985	$12,686
2022	$11,859	$12,696
2023	$12,725	$13,725
2023	$12,494	$13,438
2023	$12,709	$13,771
2023	$12,923	$14,160
2023	$12,428	$13,561
2023	$13,253	$14,178
2023	$13,791	$14,637
2023	$13,361	$14,076
2023	$13,147	$13,595
2023	$12,651	$13,044
2023	$13,733	$14,255
2023	$14,346	$15,012
2024	$14,346	$15,098
2024	$14,628	$15,375
2024	$15,252	$15,863
2024	$14,962	$15,474
2024	$15,762	$16,073
2024	$15,217	$15,814
2024	$15,860	$16,278
2024	$16,335	$16,807
2024	$16,581	$16,962
2024	$15,675	$16,040
2024	$15,622	$15,949
2024	$15,872	$15,586
2025	$16,583	$16,405
2025	$17,119	$16,723

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	17.03%	10.73%	5.52%
MSCI EAFE Index	8.77%	8.70%	5.28%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.67% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.62% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 317,384,189
Holdings Count | Holding		4
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$317,384,189
Number of Portfolio Holdings	4
Portfolio Turnover Rate	11%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
GMO International Equity Funds	99.9
Short-Term Investments	0.1
Other	0.0

Largest Holdings [Text Block]

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	69.6
GMO International Opportunistic Value Fund, Class IV	23.5
GMO-Usonian Japan Value Creation Fund, Class VI	6.9
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Material Fund Change [Text Block]
C000213387
Shareholder Report [Line Items]
Fund Name		GMO International Developed Equity Allocation Fund
Class Name		Class R6
Trading Symbol		GAAWX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO International Developed Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO International Developed Equity Allocation Fund returned +17.10% (net) for the fiscal year ended February 28, 2025, as compared with +8.77% for the Fund’s benchmark, the MSCI EAFE Index.

The Fund’s decision to allocate a little over 20% using a deep value approach, targeting the cheapest 20% of stocks, was additive as the MSCI EAFE Value Index outperformed the broad MSCI EAFE Index by a little over 6%. The small overweight to Japan, which lagged the MSCI EAFE Index, detracted marginally from relative performance. Stock selection within the core developed ex-U.S. exposure was very strong, and this was a key driver of outperformance of the benchmark.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class R6	MSCI EAFE Index
2021	$10,000	$10,000
2021	$9,596	$9,655
2021	$9,924	$9,872
2021	$10,340	$10,099
2021	$10,580	$10,403
2021	$11,066	$10,776
2021	$10,802	$10,621
2021	$10,731	$10,701
2021	$10,831	$10,890
2021	$10,461	$10,574
2021	$10,632	$10,834
2021	$10,104	$10,329
2021	$10,696	$10,858
2022	$10,590	$10,334
2022	$10,209	$10,151
2022	$10,060	$10,216
2022	$9,473	$9,555
2022	$9,754	$9,627
2022	$8,829	$8,734
2022	$9,082	$9,169
2022	$8,669	$8,733
2022	$7,954	$7,916
2022	$8,430	$8,342
2022	$9,471	$9,282
2022	$9,377	$9,289
2023	$10,062	$10,041
2023	$9,880	$9,832
2023	$10,049	$10,075
2023	$10,219	$10,360
2023	$9,827	$9,921
2023	$10,480	$10,373
2023	$10,905	$10,709
2023	$10,566	$10,298
2023	$10,389	$9,947
2023	$10,004	$9,543
2023	$10,853	$10,429
2023	$11,345	$10,983
2024	$11,338	$11,046
2024	$11,560	$11,249
2024	$12,054	$11,606
2024	$11,831	$11,321
2024	$12,464	$11,760
2024	$12,033	$11,570
2024	$12,535	$11,909
2024	$12,917	$12,296
2024	$13,112	$12,410
2024	$12,395	$11,735
2024	$12,354	$11,669
2024	$12,552	$11,403
2025	$13,107	$12,002
2025	$13,537	$12,235

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	1/22/2021 (commencement of operations)
Class R6*	17.10%	7.66%
MSCI EAFE Index	8.77%	5.04%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 3.96% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.67% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.62% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Jan. 22, 2021
AssetsNet		$ 317,384,189
Holdings Count | Holding		4
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$317,384,189
Number of Portfolio Holdings	4
Portfolio Turnover Rate	11%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
GMO International Equity Funds	99.9
Short-Term Investments	0.1
Other	0.0

Largest Holdings [Text Block]

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	69.6
GMO International Opportunistic Value Fund, Class IV	23.5
GMO-Usonian Japan Value Creation Fund, Class VI	6.9
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Material Fund Change [Text Block]
C000014930
Shareholder Report [Line Items]
Fund Name		GMO International Equity Allocation Fund
Class Name		Class III
Trading Symbol		GIEAX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO International Equity Allocation Fund returned +12.74% (net) for the fiscal year ended February 28, 2025, compared to +9.65% for the MSCI All Country World Index (“ACWI”) ex USA.

The Fund’s decision to allocate a little over 15% using a deep value approach, targeting the cheapest 20% of developed market stocks outside the U.S., was additive as the MSCI World ex USA Value Index outperformed the broad MSCI World ex USA Index by over 6%. The small overweight to Japan, which lagged the MSCI ACWI ex USA Index, detracted from relative performance. Stock selection within the core developed ex-U.S. exposure was very strong, and this was a key driver of outperformance of the benchmark, although it was partly offset by underperforming stock selection in emerging markets.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.62% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	MSCI ACWI ex USA
2015	$10,000	$10,000
2015	$9,716	$9,838
2015	$10,284	$10,335
2015	$10,104	$10,174
2015	$9,839	$9,890
2015	$9,642	$9,863
2015	$8,904	$9,109
2015	$8,491	$8,687
2015	$8,953	$9,333
2015	$8,796	$9,140
2015	$8,550	$8,968
2016	$8,123	$8,358
2016	$7,930	$8,263
2016	$8,662	$8,935
2016	$8,815	$9,170
2016	$8,754	$9,015
2016	$8,662	$8,877
2016	$9,025	$9,316
2016	$9,114	$9,375
2016	$9,243	$9,491
2016	$9,141	$9,354
2016	$8,923	$9,138
2016	$9,108	$9,371
2017	$9,441	$9,703
2017	$9,641	$9,858
2017	$9,908	$10,108
2017	$10,111	$10,324
2017	$10,416	$10,660
2017	$10,483	$10,693
2017	$10,804	$11,087
2017	$10,949	$11,145
2017	$11,083	$11,352
2017	$11,399	$11,565
2017	$11,399	$11,659
2017	$11,640	$11,920
2018	$12,439	$12,584
2018	$11,799	$11,990
2018	$11,650	$11,761
2018	$11,513	$11,967
2018	$11,289	$11,691
2018	$10,837	$11,471
2018	$11,173	$11,745
2018	$10,868	$11,499
2018	$10,955	$11,552
2018	$9,997	$10,612
2018	$10,052	$10,713
2018	$9,566	$10,227
2019	$10,463	$11,000
2019	$10,538	$11,215
2019	$10,575	$11,282
2019	$10,853	$11,580
2019	$10,163	$10,959
2019	$10,793	$11,619
2019	$10,553	$11,478
2019	$10,195	$11,123
2019	$10,628	$11,410
2019	$11,103	$11,808
2019	$11,219	$11,912
2019	$11,844	$12,428
2020	$11,442	$12,094
2020	$10,709	$11,138
2020	$9,000	$9,525
2020	$9,729	$10,247
2020	$10,084	$10,582
2020	$10,467	$11,061
2020	$10,955	$11,554
2020	$11,201	$12,048
2020	$11,005	$11,752
2020	$10,739	$11,500
2020	$11,949	$13,046
2020	$12,669	$13,752
2021	$12,775	$13,781
2021	$13,137	$14,054
2021	$13,539	$14,232
2021	$13,787	$14,651
2021	$14,332	$15,093
2021	$14,039	$15,011
2021	$13,783	$14,764
2021	$13,983	$15,045
2021	$13,490	$14,563
2021	$13,677	$14,910
2021	$13,004	$14,239
2021	$13,678	$14,828
2022	$13,514	$14,281
2022	$12,694	$13,998
2022	$12,250	$14,021
2022	$11,538	$13,140
2022	$11,827	$13,235
2022	$10,814	$12,096
2022	$10,979	$12,510
2022	$10,616	$12,108
2022	$9,625	$10,898
2022	$10,006	$11,224
2022	$11,312	$12,548
2022	$11,092	$12,455
2023	$11,953	$13,465
2023	$11,546	$12,992
2023	$11,745	$13,310
2023	$11,894	$13,541
2023	$11,505	$13,049
2023	$12,144	$13,634
2023	$12,728	$14,188
2023	$12,216	$13,548
2023	$12,074	$13,120
2023	$11,681	$12,578
2023	$12,691	$13,711
2023	$13,336	$14,400
2024	$13,249	$14,257
2024	$13,569	$14,617
2024	$13,987	$15,052
2024	$13,851	$14,804
2024	$14,458	$15,233
2024	$14,123	$15,219
2024	$14,544	$15,571
2024	$14,932	$16,015
2024	$15,252	$16,446
2024	$14,466	$15,639
2024	$14,372	$15,498
2024	$14,456	$15,196
2025	$14,972	$15,809
2025	$15,298	$16,028

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	12.74%	7.39%	4.34%
MSCI ACWI ex USA	9.65%	7.55%	4.83%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.62% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.71% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 321,126,935
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$321,126,935
Number of Portfolio Holdings	5
Portfolio Turnover Rate	20%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
GMO International Equity Funds	99.9
Short-Term Investments	0.1
Other	0.0

Largest Holdings [Text Block]

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	47.4
GMO Emerging Markets Fund, Class VI	27.0
GMO International Opportunistic Value Fund, Class IV	18.8
GMO-Usonian Japan Value Creation Fund, Class VI	6.8
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Material Fund Change [Text Block]
C000213374
Shareholder Report [Line Items]
Fund Name		GMO International Equity Allocation Fund
Class Name		Class R6
Trading Symbol		GSXMX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO International Equity Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$1Footnote Reference1	0.01%Footnote Reference1
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.

Expenses Paid, Amount		$ 1
Expense Ratio, Percent		0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class R6 shares of GMO International Equity Allocation Fund returned +12.78% (net) for the fiscal year ended February 28, 2025, compared to +9.65% for the MSCI All Country World Index (“ACWI”) ex USA.

The Fund’s decision to allocate a little over 15% using a deep value approach, targeting the cheapest 20% of developed market stocks outside the U.S., was additive as the MSCI World ex USA Value Index outperformed the broad MSCI World ex USA Index by over 6%. The small overweight to Japan, which lagged the MSCI ACWI ex USA Index, detracted from relative performance. Stock selection within the core developed ex-U.S. exposure was very strong, and this was a key driver of outperformance of the benchmark, although it was partly offset by underperforming stock selection in emerging markets.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.62% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class R6	MSCI ACWI ex USA
2019	$10,000	$10,000
2019	$10,425	$10,257
2019	$10,894	$10,615
2019	$11,005	$10,709
2019	$11,617	$11,173
2020	$11,223	$10,872
2020	$10,504	$10,013
2020	$8,831	$8,563
2020	$9,543	$9,212
2020	$9,891	$9,514
2020	$10,266	$9,944
2020	$10,745	$10,387
2020	$10,987	$10,831
2020	$10,795	$10,565
2020	$10,534	$10,338
2020	$11,721	$11,729
2020	$12,427	$12,363
2021	$12,531	$12,390
2021	$12,886	$12,635
2021	$13,281	$12,795
2021	$13,524	$13,171
2021	$14,059	$13,568
2021	$13,772	$13,495
2021	$13,520	$13,273
2021	$13,716	$13,525
2021	$13,232	$13,092
2021	$13,416	$13,404
2021	$12,756	$12,801
2021	$13,417	$13,330
2022	$13,256	$12,839
2022	$12,452	$12,585
2022	$12,016	$12,605
2022	$11,317	$11,813
2022	$11,601	$11,898
2022	$10,606	$10,874
2022	$10,769	$11,247
2022	$10,412	$10,885
2022	$9,440	$9,797
2022	$9,814	$10,090
2022	$11,096	$11,281
2022	$10,880	$11,197
2023	$11,725	$12,105
2023	$11,325	$11,680
2023	$11,520	$11,965
2023	$11,667	$12,173
2023	$11,285	$11,731
2023	$11,912	$12,257
2023	$12,485	$12,755
2023	$11,983	$12,179
2023	$11,844	$11,795
2023	$11,463	$11,308
2023	$12,444	$12,326
2023	$13,082	$12,945
2024	$12,996	$12,817
2024	$13,306	$13,141
2024	$13,721	$13,532
2024	$13,587	$13,309
2024	$14,183	$13,695
2024	$13,854	$13,682
2024	$14,267	$13,999
2024	$14,648	$14,397
2024	$14,957	$14,785
2024	$14,190	$14,060
2024	$14,098	$13,932
2024	$14,180	$13,662
2025	$14,687	$14,212
2025	$15,007	$14,409

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	8/30/2019 (commencement of operations)
Class R6*	12.78%	7.40%	7.66%
MSCI ACWI ex USA	9.65%	7.55%	6.87%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 2.62% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.71% for Class R6 is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.68% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

Performance Inception Date		Aug. 30, 2019
AssetsNet		$ 321,126,935
Holdings Count | Holding		5
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$321,126,935
Number of Portfolio Holdings	5
Portfolio Turnover Rate	20%
Total Advisory Fees Paid, Net	$0

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets
GMO International Equity Funds	99.9
Short-Term Investments	0.1
Other	0.0

Largest Holdings [Text Block]

Top HoldingsFootnote Reference*

% of Investments

GMO International Equity Fund, Class IV	47.4
GMO Emerging Markets Fund, Class VI	27.0
GMO International Opportunistic Value Fund, Class IV	18.8
GMO-Usonian Japan Value Creation Fund, Class VI	6.8
Footnote	Description
Footnote*	Excludes Short-Term Investments.

Material Fund Change [Text Block]
C000014937
Shareholder Report [Line Items]
Fund Name		GMO Strategic Opportunities Allocation Fund
Class Name		Class III
Trading Symbol		GBATX
Annual or Semi-Annual Statement [Text Block]		This annual shareholder report contains important information about GMO Strategic Opportunities Allocation Fund for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual		Annual Shareholder Report
Additional Information [Text Block]		You can find additional information about the Fund at https://www.gmo.com/americas/mutual-fund-documents/. You can also request this information by contacting us at (617) 346-7646 (collect).
Additional Information Phone Number		(617) 346-7646 (collect)
Additional Information Website		https://www.gmo.com/americas/mutual-fund-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class III	$37Footnote Reference1	0.36%Footnote Reference1,Footnote Reference2
Footnote	Description
Footnote[1]	The costs do not reflect fees and expenses of underlying funds. Those fees and expenses are material and, if reflected, the costs in the table would be higher. Please refer to the prospectus for more information about the fees and expenses of an investment in the Fund, including fees and expenses of underlying funds in which the Fund invests.
Footnote[2]	Includes interest and/or dividend expenses and/or borrowing costs to average daily net assets of 0.35%.

Expenses Paid, Amount		$ 37
Expense Ratio, Percent		0.36%
Expenses Excluding Extraordinary Expenses, Percent		0.35%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Class III shares of GMO Strategic Opportunities Allocation Fund returned 7.46% (net) for the fiscal year ended February 28, 2025, as compared with 13.14% for the GMO Strategic Opportunities Allocation Index (75% MSCI World Index (MSCI Standard Index Series) and 25% Bloomberg U.S. Aggregate Index (formerly Bloomberg Barclays U.S. Aggregate Index)).

The Fund’s circa 19% off-benchmark position in alternatives had a detrimental impact on relative performance as it delivered a negative return, lagging well behind the Fund benchmark as traditional equity and fixed income assets performed well. The Equity Dislocation Strategy, which is long cheap Value stocks and short expensive Growth stocks, endured a challenging year as Growth significantly outperformed. The Fund held an average 68% in equities over the period, and the return of 8.8% lagged the MSCI World return of 15.6%. In terms of regional biases, the decision to lean away from the U.S. in favor of being overweight developed ex-U.S. equities and overweight emerging market equities was a substantial headwind as the U.S. outperformed. Security selection in developed ex-U.S. markets was strong but was more than offset by challenging security selection in the U.S. and emerging markets. The Fund held an average of 13% in Fixed Income and this posted 7.1%, which was nicely ahead of the 5.8% return from the Bloomberg U.S. Aggregate index. The highlight within fixed income was the exposure to emerging debt, as the J.P. Morgan EMBIG Diversified index returned 9.8%, and our portfolio was comfortably ahead of this with a 16.8% return.

Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.95% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

The views expressed herein are exclusively those of Grantham, Mayo, Van Otterloo & Co. LLC as of the date of this report and are subject to change. GMO disclaims any responsibility to update such views. They are not meant as investment advice. References to specific securities are not recommendations of such securities and may not be representative of any GMO portfolio’s current or future investments.

Performance Past Does Not Indicate Future [Text]		Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein.
Line Graph [Table Text Block]
	Class III	Bloomberg U.S. Aggregate Index	GMO Strategic Opportunities Allocation Index**	MSCI World Index
2015	$10,000	$10,000	$10,000	$10,000
2015	$9,667	$10,046	$9,894	$9,843
2015	$9,918	$10,010	$10,059	$10,074
2015	$9,840	$9,986	$10,079	$10,109
2015	$9,680	$9,877	$9,876	$9,874
2015	$9,602	$9,946	$10,026	$10,051
2015	$9,118	$9,932	$9,525	$9,386
2015	$8,874	$9,999	$9,278	$9,040
2015	$9,281	$10,001	$9,829	$9,756
2015	$9,200	$9,974	$9,786	$9,708
2015	$9,029	$9,942	$9,649	$9,537
2016	$8,740	$10,079	$9,250	$8,967
2016	$8,700	$10,150	$9,214	$8,900
2016	$9,274	$10,243	$9,704	$9,504
2016	$9,354	$10,283	$9,829	$9,654
2016	$9,339	$10,285	$9,871	$9,708
2016	$9,339	$10,470	$9,832	$9,600
2016	$9,616	$10,536	$10,159	$10,005
2016	$9,681	$10,524	$10,163	$10,013
2016	$9,761	$10,518	$10,202	$10,067
2016	$9,656	$10,438	$10,034	$9,872
2016	$9,566	$10,191	$10,083	$10,014
2016	$9,702	$10,205	$10,268	$10,253
2017	$9,923	$10,225	$10,458	$10,501
2017	$10,143	$10,294	$10,694	$10,792
2017	$10,297	$10,289	$10,778	$10,907
2017	$10,446	$10,368	$10,918	$11,069
2017	$10,641	$10,448	$11,112	$11,303
2017	$10,693	$10,437	$11,142	$11,346
2017	$10,897	$10,482	$11,354	$11,618
2017	$11,021	$10,576	$11,391	$11,634
2017	$11,103	$10,526	$11,569	$11,895
2017	$11,360	$10,532	$11,735	$12,120
2017	$11,422	$10,518	$11,922	$12,383
2017	$11,575	$10,567	$12,056	$12,550
2018	$12,093	$10,445	$12,499	$13,213
2018	$11,675	$10,346	$12,081	$12,665
2018	$11,569	$10,412	$11,897	$12,381
2018	$11,464	$10,335	$11,984	$12,532
2018	$11,416	$10,409	$12,061	$12,610
2018	$11,178	$10,396	$12,053	$12,604
2018	$11,460	$10,398	$12,336	$12,998
2018	$11,361	$10,465	$12,471	$13,159
2018	$11,405	$10,398	$12,503	$13,232
2018	$10,764	$10,316	$11,789	$12,260
2018	$10,880	$10,377	$11,908	$12,400
2018	$10,474	$10,568	$11,283	$11,457
2019	$11,174	$10,680	$11,972	$12,348
2019	$11,273	$10,674	$12,240	$12,720
2019	$11,360	$10,879	$12,419	$12,887
2019	$11,597	$10,882	$12,750	$13,344
2019	$11,093	$11,075	$12,255	$12,574
2019	$11,649	$11,214	$12,899	$13,402
2019	$11,570	$11,239	$12,954	$13,469
2019	$11,300	$11,530	$12,839	$13,193
2019	$11,588	$11,468	$13,027	$13,474
2019	$11,917	$11,503	$13,286	$13,817
2019	$12,052	$11,497	$13,561	$14,201
2019	$12,526	$11,489	$13,864	$14,627
2020	$12,215	$11,710	$13,867	$14,538
2020	$11,563	$11,921	$13,050	$13,309
2020	$10,003	$11,851	$11,736	$11,548
2020	$10,801	$12,061	$12,750	$12,809
2020	$11,063	$12,118	$13,226	$13,428
2020	$11,338	$12,194	$13,510	$13,783
2020	$11,750	$12,376	$14,045	$14,443
2020	$11,990	$12,276	$14,720	$15,408
2020	$11,774	$12,269	$14,337	$14,876
2020	$11,608	$12,215	$13,992	$14,420
2020	$12,644	$12,334	$15,368	$16,263
2020	$13,129	$12,351	$15,861	$16,953
2021	$13,231	$12,263	$15,715	$16,784
2021	$13,721	$12,086	$15,960	$17,215
2021	$14,369	$11,935	$16,309	$17,787
2021	$14,530	$12,029	$16,910	$18,615
2021	$15,007	$12,068	$17,122	$18,906
2021	$14,665	$12,153	$17,328	$19,165
2021	$14,499	$12,289	$17,609	$19,508
2021	$14,641	$12,266	$17,929	$19,994
2021	$14,319	$12,160	$17,332	$19,163
2021	$14,472	$12,156	$18,067	$20,249
2021	$14,087	$12,192	$17,784	$19,805
2021	$14,758	$12,161	$18,342	$20,652
2022	$14,806	$11,899	$17,516	$19,559
2022	$14,211	$11,766	$17,135	$19,064
2022	$13,925	$11,439	$17,368	$19,587
2022	$13,425	$11,005	$16,121	$17,960
2022	$13,774	$11,076	$16,157	$17,974
2022	$12,759	$10,902	$15,044	$16,417
2022	$13,144	$11,169	$16,031	$17,720
2022	$12,771	$10,853	$15,415	$16,980
2022	$11,829	$10,384	$14,174	$15,401
2022	$12,317	$10,250	$14,892	$16,507
2022	$13,400	$10,627	$15,805	$17,655
2022	$13,106	$10,579	$15,284	$16,905
2023	$13,911	$10,904	$16,212	$18,101
2023	$13,631	$10,622	$15,815	$17,666
2023	$13,675	$10,892	$16,282	$18,212
2023	$13,841	$10,958	$16,521	$18,531
2023	$13,491	$10,839	$16,352	$18,346
2023	$14,104	$10,800	$17,080	$19,456
2023	$14,580	$10,793	$17,507	$20,109
2023	$14,316	$10,724	$17,165	$19,629
2023	$14,166	$10,451	$16,501	$18,782
2023	$13,788	$10,286	$16,077	$18,237
2023	$14,598	$10,752	$17,389	$19,947
2023	$15,377	$11,164	$18,196	$20,926
2024	$15,386	$11,133	$18,347	$21,177
2024	$15,599	$10,976	$18,866	$22,075
2024	$16,110	$11,077	$19,360	$22,778
2024	$15,785	$10,797	$18,702	$21,938
2024	$16,352	$10,980	$19,408	$22,918
2024	$16,138	$11,084	$19,750	$23,384
2024	$16,672	$11,343	$20,126	$23,796
2024	$16,878	$11,506	$20,597	$24,425
2024	$17,027	$11,660	$20,949	$24,873
2024	$16,383	$11,371	$20,508	$24,379
2024	$16,495	$11,491	$21,268	$25,498
2024	$16,222	$11,303	$20,765	$24,833
2025	$16,616	$11,363	$21,342	$25,710
2025	$16,763	$11,613	$21,344	$25,525

Average Annual Return [Table Text Block]

Average Annual Total Returns

AATR	1 Year	5 Years	10 Years
Class III*	7.46%	7.71%	5.30%
Bloomberg U.S. Aggregate Index	5.81%	(0.52%)	1.51%
GMO Strategic Opportunities Allocation Index**	13.14%	10.34%	7.88%
MSCI World Index	15.63%	13.91%	9.82%

Performance data quoted represents past performance and is not indicative of future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance data may be lower or higher than the performance data provided herein. To obtain performance information up to the most recent month-end, visit www.gmo.com. Performance shown is net of all fees after reimbursement from GMO. Returns would have been lower had certain expenses not been reimbursed during the periods shown and do not include the effect of taxes on distributions and redemptions. The performance information shown above only includes purchase premiums and/or redemption fees in effect as of February 28, 2025.

*Returns include a substantial, one-time litigation settlement recovery received on December 16, 2024. This event contributed 0.95% to the performance for the fiscal year ended February 28, 2025. Performance for other periods including this date was also positively impacted, sometimes materially. Without this recovery, performance would have been lower in both absolute terms and relative to the benchmark. Additional information is available upon request.

**The GMO Strategic Opportunities Allocation Index is a composite benchmark computed by GMO and comprised of 75% MSCI World Index and 25% Bloomberg U.S. Aggregate Index.

MSCI data may not be reproduced or used for any other purpose. MSCI provides no warranties, has not prepared or approved this report, and has no liability hereunder.

The gross expense ratio of 0.94% for Class III is equal to the Total Annual Operating Expenses set forth in the Fund's most recent prospectus dated June 30, 2024. The net expense ratio of 0.82% reflects the reduction of expenses from fee reimbursements. The fee reimbursements will continue until at least June 30, 2025 and may not be terminated prior to this date without the action or consent of the Trust’s Board of Trustees. Elimination of this reimbursement will result in higher fees and lower performance.

AssetsNet		$ 171,367,865
Holdings Count | Holding		32
Advisory Fees Paid, Amount		$ 0
InvestmentCompanyPortfolioTurnover		78.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$171,367,865
Number of Portfolio Holdings	32
Portfolio Turnover Rate	78%Footnote Reference*
Total Advisory Fees Paid, Net	$0
Footnote	Description
Footnote*	The portfolio turnover rate excludes investments in GMO U.S. Treasury Fund ("USTF") which is used as a short-term investment vehicle for cash management. The portfolio turnover rate including transactions in USTF during the period was 83%.

Holdings [Text Block]

Asset Class Summary

% of Total Net Assets

GMO International Equity Funds	47.9
GMO U.S. Equity Funds	20.3
GMO Alternative Funds	15.4
GMO Implementation FundsFootnote Reference*	8.3
GMO Fixed Income Funds	7.7
Common Stocks	0.4
Debt Obligations	0.0
Short-Term Investments	0.0
Swaps	(0.0)
Other	0.0
Footnote	Description
Footnote*	Represents a fund utilized by GMO asset allocation funds and accounts and is not intended to serve as a standalone investment.

Largest Holdings [Text Block]

Top Ten Holdings

% of Investments

GMO International Equity Fund, Class IV	17.1
GMO Alternative Allocation Fund, Class VI	15.4
GMO International Opportunistic Value Fund, Class IV	8.6
GMO U.S. Opportunistic Value Fund, Class VI	8.1
GMO-Usonian Japan Value Creation Fund, Class VI	7.2
GMO Asset Allocation Bond Fund, Class VI	6.2
GMO Emerging Markets Fund, Class VI	5.8
GMO U.S. Equity Fund, Class VI	5.6
GMO Emerging Country Debt, Class VI	3.9
GMO Multi-Sector Fixed Income Fund, Class IV	3.8

Material Fund Change [Text Block]